UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Bond Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock GNMA Portfolio

BlackRock Government Income Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock U.S. Government Bond Portfolio (formerly, BlackRock Intermediate

Government Bond Portfolio)

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Multi-Sector Bond Portfolio

BlackRock Core Bond Portfolio (formerly, BlackRock Total Return Portfolio II)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 06/30/2011

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 37.9%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	137,422	$3,346,214
BlackRock Equity Dividend Fund, Institutional Class	178,257	3,338,757
BlackRock Global Dynamic Equity Fund, Institutional Class	203,509	2,629,340
BlackRock International Opportunities Portfolio, Institutional Class	32,234	1,176,868
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	37,383	989,515
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	35,943	1,566,023
Master Basic Value LLC	$2,309,463	2,309,463
Master Large Cap Growth Portfolio	$3,009,458	3,009,458
Master Value Opportunities LLC	$492,304	492,304

		18,857,942

Fixed Income Funds – 62.5%
BlackRock Floating Rate Income Portfolio, Institutional Class	292,800	3,018,767
BlackRock High Yield Bond Portfolio, BlackRock Class	582,102	4,511,290
Master Total Return Portfolio	$23,528,429	23,528,429

		31,058,486

Total Affiliated Investment Companies (Cost – $46,981,335*) – 100.4%		49,916,428
Liabilities in Excess of Other Assets – (0.4)%		(183,837)

Net Assets – 100.0%		$49,732,591

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$51,255,083

Gross unrealized appreciation	$2,966,537
Gross unrealized depreciation	(4,305,192)

Net unrealized depreciation	$(1,338,655)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	41,857	1,295		43,152		–	–	$81,785	–
BlackRock Basic Value Fund, Institutional Class	172,531	6,907		179,438		–	–	$1,035,017	$44,164
BlackRock Capital Appreciation Fund, BlackRock Class	200,101	64,975		127,654		137,422	$3,346,214	$153,899	–
BlackRock Equity Dividend Fund, Institutional Class	–	232,805		54,548		178,257	$3,338,757	$29,336	$47,989
BlackRock Floating Rate Income Portfolio, Institutional Class	–	296,244		3,444		292,800	$3,018,767	$(144)	$19,289
BlackRock Global Allocation Fund, Institutional Class	–	258,342		258,342		–	–	$184,111	–
BlackRock Global Dynamic Equity Fund, Institutional Class	312,248	253,740		362,479		203,509	$2,629,340	$732,545	$27,866
BlackRock Global Emerging Markets Fund, Institutional Class	59,710	1,553		61,263		–	–	$196,671	–
BlackRock High Yield Bond Portfolio, BlackRock Class	511,395	164,732		94,025		582,102	$4,511,290	$2,959	$221,593
BlackRock International Opportunities Portfolio, Institutional Class	23,653	18,032		9,451		32,234	$1,176,868	$15,971	$13,040
BlackRock Large Cap Core Fund, Institutional Class	320,808	–		320,808		–	–	$576,951	–
BlackRock Large Cap Growth Fund, Institutional Class	–	314,105		314,105		–	–	$256,455	–
BlackRock Liquidity Funds, TempFund, Institutional Class	30,179	–		30,179	**	–	–	–	$47
BlackRock Small Cap Core Equity Portfolio, Institutional Class	105,566	–		105,566		–	–	$384,372	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	–	52,419		15,036		37,383	$989,515	$43,663	–
BlackRock Total Return Fund, BlackRock Class	1,891,474	87,497		1,978,971		–	–	$2,206,023	$155,289
BlackRock U.S. Opportunities Portfolio, Institutional Class	–	87,845		51,902		35,943	$1,566,023	$232,836	–
BlackRock Value Opportunities Fund, Institutional Class	–	31,356		31,356		–	–	$61,934	–
Master Basic Value LLC	–	$2,309,463	***	–		$2,309,463	$2,309,463	$227,211	$31,676
Master Large Cap Growth Portfolio	–	$3,009,458	***	–		$3,009,458	$3,009,458	$301,079	$22,262
Master Total Return Portfolio	–	$23,528,429	***	–		$23,528,429	$23,528,429	$(229,454)	$660,532
Master Value Opportunities LLC	–	$492,304	***	–		$492,304	$492,304	$39,601	$4,089

**	Represents net shares sold.

***	Represents net beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JUNE 30, 2011	1

Schedule of Investments (concluded)	BlackRock Conservative Prepared Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$20,576,774	$29,339,654	–	$49,916,428

2	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 58.8%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	385,644	$9,390,427
BlackRock Equity Dividend Fund, Institutional Class	479,324	8,977,739
BlackRock Global Dynamic Equity Fund, Institutional Class	546,865	7,065,501
BlackRock International Opportunities Portfolio, Institutional Class	86,757	3,167,494
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	100,018	2,647,478
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	104,849	4,568,271
Master Basic Value LLC	$6,608,706	6,608,706
Master Large Cap Growth Portfolio	$8,076,405	8,076,405
Master Value Opportunities LLC	$1,329,517	1,329,517

		51,831,538

Fixed Income Funds – 42.5%
BlackRock Floating Rate Income Portfolio, Institutional Class	350,509	3,613,748
BlackRock High Yield Bond Portfolio, BlackRock Class	694,858	5,385,149
Master Total Return Portfolio	$28,442,697	28,442,697

		37,441,594

Short-Term Securities – 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(c)	29,636	29,636

Total Affiliated Investment Companies (Cost – $82,225,942*) – 101.3%		89,302,768
Liabilities in Excess of Other Assets – (1.3)%		(1,108,496)

Net Assets – 100.0%		$88,194,272

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$92,021,673

Gross unrealized appreciation	$7,115,002
Gross unrealized depreciation	(9,833,907)

Net unrealized depreciation	$(2,718,905)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	115,737	1,298		117,035		–	–	$226,857	–
BlackRock Basic Value Fund, Institutional Class	477,659	9,311		486,970		–	–	$2,348,102	$119,556
BlackRock Capital Appreciation Fund, BlackRock Class	553,840	144,383		312,579		385,644	$9,390,427	$401,901	–
BlackRock Equity Dividend Fund, Institutional Class	–	630,080		150,756		479,324	$8,977,739	$88,332	$131,608
BlackRock Floating Rate Income Portfolio, Institutional Class	–	357,929		7,420		350,509	$3,613,748	$(449)	$23,441
BlackRock Global Allocation Fund, Institutional Class	–	705,410		705,410		–	–	$509,519	–
BlackRock Global Dynamic Equity Fund, Institutional Class	863,840	664,460		981,435		546,865	$7,065,501	$1,263,964	$73,805
BlackRock Global Emerging Markets Fund, Institutional Class	163,716	1,691		165,407		–	–	$545,080	–
BlackRock High Yield Bond Portfolio, BlackRock Class	631,279	200,053		136,474		694,858	$5,385,149	$10,093	$266,580
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,229	–		1,229		–	–	$1,952	–
BlackRock International Opportunities Portfolio, Institutional Class	65,380	42,951		21,574		86,757	$3,167,494	$36,841	$35,218
BlackRock Large Cap Core Fund, Institutional Class	888,880	–		888,880		–	–	$1,078,433	–
BlackRock Large Cap Growth Fund, Institutional Class	–	854,548		854,548		–	–	$710,529	–
BlackRock Liquidity Funds, TempFund, Institutional Class	37,327	–		7,691	**	29,636	$29,636	–	$46
BlackRock Small Cap Core Equity Portfolio, Institutional Class	292,467	–		292,467		–	–	$815,412	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	–	136,743		36,725		100,018	$2,647,478	$106,243	–
BlackRock Total Return Fund, BlackRock Class	2,323,179	39,294		2,362,473		–	–	$2,309,012	$169,461
BlackRock U.S. Opportunities Portfolio, Institutional Class	–	232,146		127,297		104,849	$4,568,271	$579,758	–
BlackRock Value Opportunities Fund, Institutional Class	–	85,283		85,283		–	–	$171,121	–
Master Basic Value LLC	–	$6,608,706	***	–		$6,608,706	$6,608,706	$621,623	$86,663
Master Large Cap Growth Portfolio	–	$8,076,405	***	–		$8,076,405	$8,076,405	$850,726	$61,645
Master Total Return Portfolio	–	$28,442,697	***	–		$28,442,697	$28,442,697	$(260,619)	$801,845
Master Value Opportunities LLC	–	$1,329,517	***	–		$1,329,517	$1,329,517	$105,956	$11,044

**	Represents net shares sold.

***	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JUNE 30, 2011	3

Schedule of Investments (concluded)	BlackRock Moderate Prepared Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$44,845,443	$44,457,325	–	$89,302,768

4	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 77.8%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	401,938	$9,787,179
BlackRock Equity Dividend Fund, Institutional Class	498,608	9,338,921
BlackRock Global Dynamic Equity Fund, Institutional Class	569,975	7,364,071
BlackRock International Opportunities Portfolio, Institutional Class	90,435	3,301,765
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	104,469	2,765,295
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	101,633	4,428,167
Master Basic Value LLC	$6,894,454	6,894,454
Master Large Cap Growth Portfolio	$8,404,926	8,404,926
Master Value Opportunities LLC	$1,384,957	1,384,957

		53,669,735

Fixed Income Funds – 22.4%
BlackRock Floating Rate Income Portfolio, Institutional Class	136,628	1,408,636
BlackRock High Yield Bond Portfolio, BlackRock Class	271,388	2,103,261
Master Total Return Portfolio	$11,934,038	11,934,038

		15,445,935

Total Affiliated Investment Companies (Cost – $62,817,910*) – 100.2%		69,115,670
Liabilities in Excess of Other Assets – (0.2)%		(138,001)

Net Assets – 100.0%		$68,977,669

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$71,575,458

Gross unrealized appreciation	$6,312,682
Gross unrealized depreciation	(8,772,470)

Net unrealized depreciation	$(2,459,788)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	111,552	1,745		113,297	–	–	$219,127	–
BlackRock Basic Value Fund, Institutional Class	459,221	9,249		468,470	–	–	$1,715,685	$117,010
BlackRock Capital Appreciation Fund, BlackRock Class	532,334	129,339		259,735	401,938	$9,787,179	$294,363	–
BlackRock Equity Dividend Fund, Institutional Class	–	616,256		117,648	498,608	$9,338,921	$48,477	$129,525
BlackRock Floating Rate Income Portfolio, Institutional Class	–	139,699		3,071	136,628	$1,408,636	$(164)	$9,186
BlackRock Global Allocation Fund, Institutional Class	–	692,924		692,924	–	–	$498,818	–
BlackRock Global Dynamic Equity Fund, Institutional Class	830,858	632,595		893,478	569,975	$7,364,071	$517,644	$72,064
BlackRock Global Emerging Markets Fund, Institutional Class	158,731	1,645		160,376	–	–	$527,766	–
BlackRock High Yield Bond Portfolio, BlackRock Class	220,333	105,705		54,650	271,388	$2,103,261	$6,125	$92,634
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	339	–		339	–	–	$730	–
BlackRock International Opportunities Portfolio, Institutional Class	62,931	39,901		12,397	90,435	$3,301,765	$15,572	$34,257
BlackRock Large Cap Core Fund, Institutional Class	855,131	–		855,131	–	–	$420,385	–
BlackRock Large Cap Growth Fund, Institutional Class	–	829,848		829,848	–	–	$693,229	–
BlackRock Liquidity Funds, TempFund, Institutional Class	–	–		–	–	–	–	$35
BlackRock Small Cap Core Equity Portfolio, Institutional Class	280,860	–		280,860	–	–	$547,880	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	–	130,259		25,790	104,469	$2,765,295	$76,073	–
BlackRock Total Return Fund, BlackRock Class	810,502	8,091		818,593	–	–	$831,294	$34,277
BlackRock U.S. Opportunities Portfolio, Institutional Class	–	221,570		119,937	101,633	$4,428,167	$565,085	–
BlackRock Value Opportunities Fund, Institutional Class	–	82,810		82,810	–	–	$166,888	–
Master Basic Value LLC	–	$6,894,454	**	–	$6,894,454	$6,894,454	$627,359	$87,709
Master Large Cap Growth Portfolio	–	$8,404,926	**	–	$8,404,926	$8,404,926	$879,561	$63,026
Master Total Return Portfolio	–	$11,934,038	**	–	$11,934,038	$11,934,038	$(64,827)	$286,705
Master Value Opportunities LLC	–	$1,384,957	**	–	$1,384,957	$1,384,957	$104,835	$10,975

**	Represents net beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JUNE 30, 2011	5

Schedule of Investments (concluded)	BlackRock Growth Prepared Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$40,497,295	$28,618,375	–	$69,115,670

6	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Aggressive Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 100.2%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	306,447	$7,461,978
BlackRock Equity Dividend Fund, Institutional Class	354,428	6,638,427
BlackRock Global Dynamic Equity Fund, Institutional Class	405,426	5,238,103
BlackRock International Opportunities Portfolio, Institutional Class	64,389	2,350,839
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	74,304	1,966,838
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	72,346	3,152,099
Master Basic Value LLC	$5,402,441	5,402,441
Master Large Cap Growth Portfolio	$5,968,678	5,968,678
Master Value Opportunities LLC	$984,395	984,395

		39,163,798

Total Affiliated Investment Companies (Cost – $33,967,002*) – 100.2%		39,163,798
Liabilities in Excess of Other Assets – (0.2)%		(96,812)

Net Assets – 100.0%		$39,066,986

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$40,767,650

Gross unrealized appreciation	$5,196,796
Gross unrealized depreciation	(6,800,648)

Net unrealized depreciation	$(1,603,852)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	74,750	1,850		76,600		–	–	$150,047	–
BlackRock Basic Value Fund, Institutional Class	307,971	6,148		314,119		–	–	$1,165,168	$76,199
BlackRock Capital Appreciation Fund, BlackRock Class	357,011	93,604		144,168		306,447	$7,461,978	$155,060	–
BlackRock Equity Dividend Fund, Institutional Class	–	445,120		90,692		354,428	$6,638,427	$28,050	$86,455
BlackRock Global Dynamic Equity Fund, Institutional Class	556,826	55,843		207,243		405,426	$5,238,103	$(117,428)	$48,316
BlackRock Global Emerging Markets Fund, Institutional Class	106,297	1,179		107,476		–	–	$355,590	–
BlackRock International Opportunities Portfolio, Institutional Class	42,191	30,842		8,644		64,389	$2,350,839	$2,019	$22,374
BlackRock Large Cap Core Fund, Institutional Class	575,497	73		575,570		–	–	$344,333	–
BlackRock Large Cap Growth Fund, Institutional Class	–	561,500		561,500		–	–	$463,723	–
BlackRock Liquidity Funds, TempFund, Institutional Class	17,755	–		17,755	**	–	–	–	$33
BlackRock Small Cap Core Equity Portfolio, Institutional Class	188,232	24		188,256		–	–	$468,742	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	–	89,350		15,045		74,304	$1,966,838	$27,816	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	–	150,708		78,362		72,346	$3,152,099	$350,883	–
BlackRock Value Opportunities Fund, Institutional Class	–	56,039		56,039		–	–	$111,448	–
Master Basic Value LLC	–	$5,402,441	***	–		$5,402,441	$5,402,441	$430,336	$60,113
Master Large Cap Growth Portfolio	–	$5,968,678	***	–		$5,968,678	$5,968,678	$619,445	$43,734
Master Value Opportunities LLC	–	$984,395	***	–		$984,395	$984,395	$69,169	$7,350

**	Represents net shares sold.

***	Represents net beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JUNE 30, 2011	7

Schedule of Investments (concluded)	BlackRock Aggressive Growth Prepared Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$26,808,284	$12,355,514	–	$39,163,798

8	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 8/15/35(a)	USD	3,185	$3,412,071
Series 2010-3A, Class A, 3.82%, 12/15/48(a)		3,017	2,982,135
AmeriCredit Automobile Receivables Trust:
Series 2010-4, Class B, 1.99%, 10/08/15		3,050	3,042,243
Series 2011-1, Class B, 2.19%, 2/08/16		3,185	3,221,173
Series 2011-1, Class C, 2.85%, 8/08/16		1,590	1,588,964
Bear Stearns Asset-Backed Securities Trust, Series 2006-3, Class A1,
0.34%, 8/25/36(b)		365	361,653
Capital One Multi-Asset Execution Trust, Series 2007-C2, Class C2,
0.49%, 11/17/14(b)		3,340	3,326,823
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.29%, 5/16/16(a)(b)		3,640	3,683,812
Series 2009-A12, Class A12, 3.35%, 8/15/16(a)		1,955	2,001,443
Series 2009-A14A, Class A14, 2.94%, 8/15/14(a)(b)		2,590	2,722,770
Series 2009-A17, Class A17, 4.90%, 11/15/18(a)		2,640	2,856,754
Conseco Financial Corp., Series 1996-7, Class A6,
7.65%, 10/15/27(b)		162	167,694
Countrywide Asset-Backed Certificates, Series 2007-12, Class 2A1,
0.54%, 5/25/29(b)		2,257	2,132,934
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A,
2.06%, 4/16/18(a)		3,530	3,544,193
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	1,262	1,842,735
GSAA Trust, Series 2004-8, Class A3A,
0.56%, 9/25/34(b)	USD	163	127,791
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A,
1.25%, 1/15/24(a)(b)		185	137,076
PMC Capital LP, Series 1998-1, Class A,
2.25%, 4/01/21(a)(b)		446	312,256
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16(a)		5,501	5,502,484
Series 2011-S1A, Class C, 2.01%, 8/15/16(a)		1,813	1,813,367
Series 2011-WO, Class B, 2.32%, 4/15/15(a)		5,880	5,910,541
Series 2011-WO, Class C, 3.19%, 10/15/15(a)		1,955	1,975,742
Santander Drive Auto Receivables Trust:
Series 2010-3, Class B, 2.05%, 5/15/15		3,220	3,219,279
Series 2010-B, Class B, 2.10%, 9/15/14(a)		2,470	2,491,391
Series 2010-B, Class C, 3.02%, 10/17/16(a)		2,545	2,602,062
Series 2011-1, Class C, 3.11%, 5/16/16		1,625	1,634,934
Series 2011-S1A, Class B, 1.48%, 5/15/17(a)		1,654	1,655,531
Series 2011-S1A, Class D, 3.10%, 3/15/13(a)		3,074	3,077,489
Scholar Funding Trust, Series 2011-A, Class A,
1.17%, 10/28/43(a)(b)		3,743	3,726,417
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.65%, 3/15/22(b)		2,141	2,083,979
Series 2004-A, Class A3, 0.65%, 6/15/33(b)		490	427,921
Series 2004-B, Class A2, 0.45%, 6/15/21(b)		923	900,084
Series 2005-8, Class A4, 1.02%, 1/25/28(b)		7,725	7,580,636
Series 2008-5, Class A3, 1.57%, 1/25/18(b)		3,040	3,122,992
Series 2008-5, Class A4, 1.97%, 7/25/23(b)		11,090	11,588,829
Series 2010-C, Class A1, 1.84%, 12/15/17(a)(b)		2,085	2,099,729
Structured Asset Receivables Trust Certificates, Series 2003-2A,
1.99%, 1/21/12(a)(b)		2	1,767
Structured Asset Securities Corp., Series 2003-AL1, Class A,
3.36%, 4/25/31(a)		1,505	1,453,336
Structured Receivables Finance LLC, Series 2010-B, Class A,
3.73%, 8/15/36(a)		1,827	1,813,325

Total Asset-Backed Securities – 9.9%			102,146,355

Corporate Bonds
Auto Components – 0.1%
BorgWarner, Inc.,
4.63%, 9/15/20		915	932,521

Automobiles – 0.2%
Daimler Finance North America LLC,
5.75%, 9/08/11		2,300	2,320,889

Building Products – 0.0%
Lafarge SA,
7.13%, 7/15/36		540	531,078

Portfolios Abbreviations

To simplify the listings of Funds’ holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AKA	Also Known As	KRW	South Korean Won
	AUD	Australian Dollar	LIBOR	London InterBank Offered Rate
	CAD	Canadian Dollar	MXN	Mexican Peso
	CHF	Swiss Franc	MYR	Malaysian Ringgit
	CLP	Chilean Peso	NOK	Norwegian Krone
	CNY	Chinese Yuan	NR	Not Rated
	CZK	Czech Koruna	NZD	New Zealand Dollar
	EUR	Euro	PLN	Polish Zloty
	FKA	Formerly Known As	RB	Revenue Bond
	GBP	British Pound	RUB	Russian Rouble
	GO	General Obligation	SEK	Swedish Krona
	HKD	Hong Kong Dollar	TBA	To-Be-Announced
	HUF	Hungarian Forint	TRY	Turkish Lira
	IDR	Indonesian Rupiah	USD	United States Dollar
	ILS	Israeli Shekel	ZAR	South African Rand
	JPY	Japanese Yen

BLACKROCK FUNDS II	JUNE 30, 2011	1

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Capital Markets – 4.0%
Credit Suisse AG,
5.40%, 1/14/20	USD	820	$830,150
Credit Suisse AG/Guernsey,
2.60%, 5/27/16(a)		1,625	1,621,133
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		5,075	5,445,165
3.70%, 8/01/15		8,180	8,329,432
3.63%, 2/07/16		13,488	13,634,453
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(c)(d)		2,550	1,275
Morgan Stanley:
4.20%, 11/20/14		2,326	2,415,577
4.00%, 7/24/15		1,090	1,109,283
6.25%, 8/28/17		2,875	3,109,114
UBS AG,
2.25%, 8/12/13		5,350	5,442,079

			41,937,661

Chemicals – 0.1%
The Dow Chemical Co.,
4.25%, 11/15/20		625	609,971

Commercial Banks – 5.6%
Canadian Imperial Bank of Commerce,
2.75%, 1/27/16(a)		5,030	5,146,445
DnB NOR Boligkreditt:
2.10%, 10/14/15(a)		11,980	11,839,750
2.90%, 3/29/16(a)		8,500	8,651,776
HSBC Bank Brasil SA - Banco Multiplo,
4.00%, 5/11/16(a)		4,470	4,514,700
HSBC Bank Plc,
3.10%, 5/24/16(a)		1,970	1,956,976
HSBC Holdings Plc,
5.10%, 4/05/21		1,650	1,690,894
Royal Bank of Canada,
3.13%, 4/14/15(a)		13,485	14,018,440
Sparebank 1 Boligkreditt AS:
1.25%, 10/25/13(a)		5,550	5,544,322
2.63%, 5/27/16(a)		4,745	4,751,007

			58,114,310

Consumer Finance – 0.6%
Discover Bank,
7.00%, 4/15/20		260	288,780
SLM Corp.:
5.69%, 1/31/14(b)		3,850	3,815,658
6.25%, 1/25/16		2,228	2,311,550

			6,415,988

Diversified Financial Services – 6.8%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		1,045	1,028,920
Bank of America Corp.:
3.63%, 3/17/16		985	987,837
6.00%, 9/01/17		2,400	2,582,503
5.63%, 7/01/20		5,400	5,575,565
5.00%, 5/13/21		1,195	1,180,478
The Bear Stearns Cos. LLC:
5.50%, 8/15/11		1,850	1,860,329
6.95%, 8/10/12		3,575	3,816,716
BP Capital Markets Plc:
3.13%, 3/10/12		4,175	4,247,407
3.88%, 3/10/15		1,200	1,263,782
3.13%, 10/01/15		1,060	1,088,297
Citigroup, Inc.:
5.00%, 9/15/14		450	471,581
4.75%, 5/19/15		5,835	6,170,874
4.59%, 12/15/15		10,000	10,516,090
3.95%, 6/15/16		4,340	4,442,893
6.00%, 8/15/17		320	350,428
5.38%, 8/09/20		640	667,880
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		4,700	5,128,259
General Electric Capital Corp.:
0.41%, 4/10/12(b)		1,025	1,026,055
5.50%, 1/08/20		5,650	6,050,574
JPMorgan Chase & Co.,
3.15%, 7/05/16		3,110	3,129,027
JPMorgan Chase Bank, N.A.,
6.00%, 7/05/17		3,575	3,952,863
Northern Rock Asset Management Plc,
5.63%, 6/22/17(a)		855	899,658
Novus USA Trust, Series 2010–1,
1.51%, 11/18/11(a)(b)		3,030	3,011,232
Woodside Finance Ltd.,
4.60%, 5/10/21(a)		655	642,866

			70,092,114

Diversified Telecommunication Services – 2.4%
Qwest Communications International, Inc.:
8.00%, 10/01/15		760	826,500
7.13%, 4/01/18		155	166,431
Qwest Corp.:
7.63%, 6/15/15		622	702,860
8.38%, 5/01/16		649	765,820
6.50%, 6/01/17		335	363,475
Telecom Italia Capital SA:
6.20%, 7/18/11		3,875	3,881,735
5.25%, 11/15/13		3,670	3,852,667
Telefonica Emisiones SAU,
6.42%, 6/20/16		2,275	2,540,131
Verizon Communications, Inc.:
8.75%, 11/01/18		3,950	5,139,365
6.40%, 2/15/38		1,100	1,192,160
Verizon New Jersey, Inc.,
5.88%, 1/17/12		5,215	5,358,355

			24,789,499

Electric Utilities – 1.4%
Alabama Power Co.,
3.95%, 6/01/21		1,295	1,292,020
Carolina Power & Light Co.,
5.30%, 1/15/19		2,425	2,706,792
The Cleveland Electric Illuminating Co.,
8.88%, 11/15/18		343	439,609
Duke Energy Carolinas LLC:
5.25%, 1/15/18		925	1,032,516
3.90%, 6/15/21		1,040	1,039,304
Florida Power & Light Co.,
5.69%, 3/01/40		400	427,817
Georgia Power Co.,
3.00%, 4/15/16		1,295	1,325,888
Jersey Central Power & Light Co.,
7.35%, 2/01/19		785	953,083
PacifiCorp:
5.50%, 1/15/19		3,600	4,045,324
6.25%, 10/15/37		500	565,433
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15(a)		820	855,135

			14,682,921

Electronic Equipment, Instruments & Components – 0.4%
Jabil Circuit, Inc.,
8.25%, 3/15/18		4,090	4,672,825

Energy Equipment & Services – 0.2%
Ensco Plc:
3.25%, 3/15/16		550	558,445
4.70%, 3/15/21		1,142	1,153,629

			1,712,074

Food & Staples Retailing – 0.3%
Wal-Mart Stores, Inc.:
5.63%, 4/01/40		1,177	1,213,752

2	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Food & Staples Retailing (concluded)
5.63%, 4/15/41	USD	1,460	$1,506,278

			2,720,030

Food Products – 1.3%
Kraft Foods, Inc.:
6.50%, 8/11/17		4,400	5,172,512
5.38%, 2/10/20		3,375	3,689,543
Tyson Foods, Inc.,
10.50%, 3/01/14		4,090	4,856,875

			13,718,930

Gas Utilities – 0.1%
KeySpan Gas East Corp.,
5.82%, 4/01/41(a)		715	735,480

Health Care Equipment & Supplies – 0.3%
Boston Scientific Corp.:
4.50%, 1/15/15		570	600,993
6.40%, 6/15/16		490	551,899
5.13%, 1/12/17		1,990	2,103,161

			3,256,053

Health Care Providers & Services – 0.1%
WellPoint, Inc.,
5.25%, 1/15/16		1,090	1,215,609

Hotels, Restaurants & Leisure – 0.1%
Yum! Brands, Inc.:
6.25%, 4/15/16		848	972,679
5.30%, 9/15/19		561	603,003

			1,575,682

Independent Power Producers & Energy Traders – 0.2%
Ipalco Enterprises, Inc.,
5.00%, 5/01/18(a)		2,120	2,070,930

Insurance – 3.3%
American International Group, Inc.,
5.45%, 5/18/17		1,190	1,242,853
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21(a)		1,920	1,859,921
Hartford Life Global Funding Trusts,
0.43%, 6/16/14(b)		5,100	4,973,846
Manulife Financial Corp.,
3.40%, 9/17/15		5,800	5,979,255
Metropolitan Life Global Funding I:
2.88%, 9/17/12(a)		1,100	1,124,152
5.13%, 6/10/14(a)		3,625	3,960,530
New York Life Global Funding,
5.25%, 10/16/12(a)		4,825	5,104,204
Pricoa Global Funding I,
5.40%, 10/18/12(a)		3,950	4,153,326
Prudential Financial, Inc.:
5.80%, 6/15/12		2,250	2,351,839
5.38%, 6/21/20		2,120	2,233,424
4.50%, 11/15/20		1,700	1,688,634

			34,671,984

Life Sciences Tools & Services – 0.2%
Life Technologies Corp.,
5.00%, 1/15/21		1,724	1,749,026

Media – 3.5%
CBS Corp.:
4.63%, 5/15/18		515	530,749
8.88%, 5/15/19		1,185	1,510,592
5.75%, 4/15/20		820	888,746
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22		2,050	2,851,839
Comcast Corp.,
5.88%, 2/15/18		526	589,949
COX Communications, Inc.,
8.38%, 3/01/39(a)		2,050	2,680,562
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.13%, 2/15/16		5,397	5,475,278
Discovery Communications LLC,
3.70%, 6/01/15		1,310	1,378,372
The Interpublic Group of Cos., Inc.,
10.00%, 7/15/17		4,090	4,836,425
NBCUniversal Media LLC,
5.15%, 4/30/20(a)		2,869	3,029,383
News America, Inc.:
8.50%, 2/23/25		675	853,927
6.15%, 2/15/41(a)		1,730	1,713,800
Time Warner Cable, Inc.,
5.88%, 11/15/40		1,625	1,603,818
Time Warner, Inc.:
4.70%, 1/15/21		570	577,510
6.10%, 7/15/40		380	386,291
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		6,279	6,883,354

			35,790,595

Metals & Mining – 0.9%
Barrick Gold Corp.,
2.90%, 5/30/16(a)		6,370	6,364,987
Barrick North America Finance LLC,
4.40%, 5/30/21(a)		45	44,791
Cliffs Natural Resources, Inc.:
4.88%, 4/01/21		1,730	1,734,777
6.25%, 10/01/40		770	759,831

			8,904,386

Multiline Retail – 0.3%
Macy’s Retail Holdings, Inc.,
5.90%, 12/01/16		2,700	3,030,920

Multi-Utilities – 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/01/18		1,500	1,716,205

Oil, Gas & Consumable Fuels – 2.5%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		3,897	4,386,413
6.38%, 9/15/17		2,096	2,402,716
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 4/01/20		765	856,378
Enterprise Products Operating LLC:
5.20%, 9/01/20		1,858	1,959,146
6.13%, 10/15/39		1,225	1,245,755
Kinder Morgan Energy Partners LP:
6.55%, 9/15/40		360	376,911
6.38%, 3/01/41		510	522,060
Marathon Petroleum Corp.,
6.50%, 3/01/41(a)		2,487	2,570,394
Nexen, Inc.,
7.50%, 7/30/39		2,935	3,282,962
Pride International, Inc.,
6.88%, 8/15/20		770	895,492
Rockies Express Pipeline LLC:
3.90%, 4/15/15(a)		2,223	2,255,558
6.85%, 7/15/18(a)		662	742,258
Valero Energy Corp.:
6.13%, 2/01/20		820	901,128
6.63%, 6/15/37		289	301,328
Western Gas Partners LP,
5.38%, 6/01/21		2,040	2,100,690
Williams Partners LP,
4.13%, 11/15/20		925	887,901

			25,687,090

Paper & Forest Products – 0.5%
Georgia-Pacific LLC,
8.25%, 5/01/16(a)		4,090	4,636,256
International Paper Co.,
5.30%, 4/01/15		136	148,733

BLACKROCK FUNDS II	JUNE 30, 2011	3

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Paper & Forest Products (concluded)
Inversiones CMPC SA,
4.75%, 1/19/18(a)	USD	765	$764,263

			5,549,252

Pharmaceuticals – 0.0%
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/01/36		400	438,280

Real Estate Investment Trusts (REITs) – 0.1%
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21		785	766,282

Real Estate Management & Development – 0.1%
WEA Finance LLC,
4.63%, 5/10/21(a)		975	946,196

Road & Rail – 0.1%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		840	865,296

Tobacco – 0.5%
Philip Morris International, Inc.:
4.88%, 5/16/13		2,965	3,180,644
4.50%, 3/26/20		1,700	1,767,313

			4,947,957

Wireless Telecommunication Services – 0.8%
Rogers Communications, Inc.,
6.25%, 6/15/13		2,625	2,878,906
Vodafone Group Plc,
4.15%, 6/10/14		5,125	5,498,812

			8,377,718

Total Corporate Bonds – 37.2%			385,545,752

Foreign Agency Obligations
CDP Financial, Inc.,
3.00%, 11/25/14(a)		6,185	6,433,891
Corporacion Nacional del Cobre de Chile,
3.75%, 11/04/20(a)		915	869,317
Eksportfinans ASA:
2.00%, 9/15/15		6,515	6,497,481
5.50%, 5/25/16		3,150	3,599,628
FIH Erhvervsbank A/S,
2.45%, 8/17/12(a)		9,230	9,424,975
Hydro Quebec:
9.40%, 2/01/21		1,125	1,612,053
8.40%, 1/15/22		2,395	3,303,498
8.05%, 7/07/24		5,435	7,489,849
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13		1,795	1,820,588
Petrobras International Finance Co.:
3.88%, 1/27/16		4,570	4,653,713
5.88%, 3/01/18		1,060	1,140,528
5.75%, 1/20/20		5,480	5,845,817

Total Foreign Agency Obligations – 5.1%			52,691,338

Foreign Government Obligations
Mexico – 0.2%
United Mexican States:
5.63%, 1/15/17		1,360	1,545,640
5.13%, 1/15/20		530	572,400
7.50%, 4/08/33		200	253,000

			2,371,040

Poland – 0.2%
Republic of Poland,
5.13%, 4/21/21		2,005	2,072,669

Total Foreign Government Obligations – 0.4%			4,443,709

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 4.0%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.41%, 2/17/15(a)(b)		3,900	3,893,713
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A,
3.02%, 10/25/34(b)		1,003	922,953
Bear Stearns Alt-A Trust, Series 2004-12, Class 1A1,
0.54%, 1/25/35(b)		1,497	1,143,070
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		4,224	3,870,790
Series 2006-OA21, Class A1, 0.38%, 3/20/47(b)		2,290	1,161,078
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.73%, 2/25/35(b)		1,009	784,279
Series 2006-OA5, Class 2A1, 0.39%, 4/25/46(b)		935	500,453
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		814	670,269
Series 2011-4R, Class 1A1, 6.25%, 9/27/37(a)(b)		2,783	2,478,492
Series 2011-4R, Class 2A1, 5.01%, 8/27/37(a)(b)		3,369	3,065,407
Series 2011-4R, Class 5A1, 5.61%, 5/27/36(a)(b)		5,679	5,238,732
Series 2011-4R, Class 6A1, 2.79%, 5/27/36(a)(b)		3,201	2,864,908
Deutsche Alt-A Securities, Inc., Series 2006-OA1, Class A1,
0.39%, 2/25/47(b)		699	453,440
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1,
2.92%, 1/25/35(b)		3,270	3,056,597
Homebanc Mortgage Trust, Series 2006-2, Class A1,
0.37%, 12/25/36(b)		1,740	1,211,902
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		351	341,097
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		280	273,527
MortgageIT Trust, Series 2004-1, Class A1,
0.97%, 11/25/34(b)		2,517	2,164,390
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-6, Class 4A1, 2.52%, 6/25/34(b)		4,699	4,417,404
Series 2004-16, Class 3A1, 2.67%, 11/25/34(b)		2,429	2,165,077
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A,
1.05%, 5/25/47(b)		1,074	716,490

			41,394,068

4	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 7.4%
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4,
5.45%, 1/15/49	USD	2,560	$2,768,590
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A,
4.87%, 9/11/42		2,635	2,828,007
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AJ, 5.69%, 10/15/48		1,250	1,040,098
Series 2007-CD4, Class A4, 5.32%, 12/11/49		3,020	3,204,349
Series 2007-CD5, Class A4, 5.89%, 8/15/17(b)		893	973,981
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.21%, 9/10/17(b)		3,730	4,052,394
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4,
5.31%, 12/10/46		2,500	2,677,128
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ,
4.77%, 7/15/37		2,310	2,117,524
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A,
5.99%, 6/15/17(a)(b)		3,370	3,646,968
CW Capital Cobalt Ltd., Series 2006-C1, Class A4,
5.22%, 8/15/48		1,950	2,066,000
DBUBS Mortgage Trust, Series 2011-LC2A, Class A4,
4.54%, 5/10/21(a)(b)		2,230	2,248,119
Extended Stay America Trust:
Series 2010-ESHA, Class A, 2.95%, 11/05/27(a)		7,052	7,012,329
Series 2010-ESHA, Class D, 5.50%, 11/05/27(a)		2,300	2,296,137
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35		4,285	4,375,015
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2,
5.65%, 5/10/40(b)		5,830	6,265,242
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 4/12/14(a)		1,705	1,766,141
Series 2004-CB9, Class A2, 5.11%, 6/12/41(b)		4,273	4,271,109
Series 2006-CB14, Class AM, 5.62%, 12/12/44(b)		1,120	1,102,057
Series 2006-CB17, Class AM, 5.46%, 12/12/43		550	547,172
LB-UBS Commercial Mortgage Trust:
Series 2001-C3, Class A2, 6.37%, 12/15/28		1,299	1,298,941
Series 2007-C6, Class A4, 5.86%, 7/15/40(b)		2,045	2,218,714
Series 2007-C7, Class A3, 5.87%, 9/15/45(b)		4,825	5,246,487
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
6.02%, 6/12/17(b)		1,750	1,908,919
Morgan Stanley Capital I:
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		2,500	2,659,168
Series 2007-HQ12, Class A2FL, 0.44%, 6/12/12(b)		712	665,244
Series 2007-HQ12, Class A2FX, 5.78%, 6/12/12(b)		1,416	1,493,202
Morgan Stanley Reremic Trust, Series 2011-IO, Class A,
2.50%, 2/23/51		1,075	1,071,809
RBSCF Trust, Series 2010-RR3, Class WBTA,
6.10%, 4/16/17(a)(b)		4,200	4,692,161

			76,513,005

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.43%, 5/25/36(a)(b)		10,850	193,823

Total Non-Agency Mortgage-Backed Securities – 11.4%			118,100,896

Preferred Securities
Capital Trusts
Capital Markets – 0.8%
Credit Suisse AG/Guernsey,
5.86%(b)(e)		4,610	4,404,855
State Street Capital Trust III,
5.24%, 3/15/42(b)		4,220	4,221,857
State Street Capital Trust IV,
1.25%, 6/15/37(b)		220	178,114

			8,804,826

Commercial Banks – 0.2%
Barclays Bank Plc,
5.93%(a)(b)(e)		470	437,100
Fifth Third Capital Trust IV,
6.50%, 4/15/67(b)		960	943,200
SunTrust Capital VIII,
6.10%, 12/15/66(b)		180	176,400
UBS Preferred Funding Trust V,
6.24%(b)(e)		190	186,200
Wachovia Capital Trust III,
5.57%(b)(e)		185	169,275

			1,912,175

Insurance – 0.3%
American International Group, Inc.,
8.18%, 5/15/68(b)		370	404,262
Swiss Re Capital I LP,
6.85%(a)(b)(e)		1,745	1,677,791
XL Group Plc,
6.50%(b)(e)		1,240	1,137,700

			3,219,753

Total Preferred Securities – 1.3%			13,936,754

Project Loans – 0.0%
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23		91	91,320

Taxable Municipal Bonds
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43		1,310	1,386,098
5.50%, 6/15/43		1,570	1,688,566

BLACKROCK FUNDS II	JUNE 30, 2011	5

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Taxable Municipal Bonds
State of California GO,
5.45%, 4/01/15	USD	2,395	$2,613,232

Total Taxable Municipal Bonds – 0.6%			5,687,896

U.S. Government Sponsored Agency Securities
Agency Obligations – 5.3%
Fannie Mae:
5.25%, 8/01/12		3,225	3,392,632
4.63%, 5/01/13		2,065	2,204,334
4.36%, 10/09/19(f)		3,815	2,670,614
6.63%, 11/15/30		1,500	1,894,718
Federal Farm Credit Bank,
2.63%, 4/17/14		14,000	14,673,946
Federal Home Loan Bank,
5.63%, 6/13/16		4,550	5,055,045
Freddie Mac:
5.50%, 8/23/17		3,500	4,104,023
3.75%, 3/27/19		10,765	11,390,737
3.53%, 9/30/19		2,690	2,700,424
Small Business Administration, Series 2001-P10B, Class 1,
6.34%, 8/01/11		39	39,062
Small Business Administration Participation Certificates:
Series 1992-20H, 7.40%, 8/01/12		77	79,307
Series 1996-20H, 7.25%, 8/01/16		411	437,462
Tennessee Valley Authority,
5.25%, 9/15/39		5,425	5,744,044

			54,386,348

Collateralized Mortgage Obligations – 1.3%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		848	883,603
Series 2005-29, Class AT, 4.50%, 4/25/35		696	730,991
Series 2005-29, Class WB, 4.75%, 4/25/35		2,564	2,712,798
Series 2005-62, Class CQ, 4.75%, 7/25/35		3,461	3,660,576
Freddie Mac, Series K013, Class A2,
3.97%, 1/25/21(b)		5,350	5,413,732

			13,401,700

Federal Deposit Insurance Corporation Guaranteed – 0.2%
General Electric Capital Corp.,
2.13%, 12/21/12		2,255	2,308,748

Mortgage-Backed Securities – 10.4%
Fannie Mae Mortgage-Backed Securities:
6.00%, 5/01/16-7/01/41(g)		6,778	7,515,782
4.00%, 7/01/26-7/01/41(g)		45,200	45,661,344
5.00%, 7/01/26-7/01/41(g)		10,600	11,260,250
5.50%, 7/01/26(g)		4,400	4,768,500
4.50%, 7/01/41(g)		37,500	38,800,781
Ginnie Mae Mortgage-Backed Securities,
6.00%, 7/01/41(g)		100	111,406

			108,118,063

Principal Only Collateralized Mortgage Obligations – 0.0%
Fannie Mae, Series 1989-16, Class B,
1.04%, 3/25/19(f)		35	32,720

Total U.S. Government Sponsored Agency Securities – 17.2%			178,247,579

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.13%, 5/15/21-8/15/21(h)(i)		15,835	22,623,848
6.25%, 8/15/23(h)(i)		8,120	10,300,983
4.38%, 5/15/40-5/15/41		58,170	58,105,650
4.75%, 2/15/41		5,929	6,302,343
U.S. Treasury Notes:
0.50%, 5/31/13(j)		37,625	37,664,694
0.75%, 6/15/14(j)		33,525	33,485,709
1.75%, 5/31/16(j)		12,300	12,319,188
1.50%, 6/30/16(j)		16,180	15,982,766
1.88%, 9/30/17		14,000	13,688,276
2.38%, 5/31/18(j)		38,245	38,041,919
2.63%, 8/15/20		2,975	2,879,708
3.13%, 5/15/21		102,710	102,421,385

Total U.S. Treasury Obligations – 34.1%			353,816,469

Total Long-Term Investments (Cost – $1,207,546,128) – 117.2%			1,214,708,068

	Shares
Short-Term Securities
Money Market Funds – 4.8%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(k)(l)		49,776,791	49,776,791

Total Short-Term Securities (Cost – $49,776,791) – 4.8%			49,776,791

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		156	294,938

Exchange-Traded Put Options Purchased – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11		1,056	19,800
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 9/16/11		724	31,675
U.S. Treasury Notes (5 Year), Strike Price USD 116, Expires 8/26/11		219	42,773
U.S. Treasury Notes (5 Year), Strike Price USD 117, Expires 8/26/11		287	91,930
U.S. Treasury Notes (5 Year), Strike Price USD 119, Expires 8/26/11		59	50,242
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		156	165,750

			402,170

Over-the-Counter Call Options Purchased – 0.0%
USD Currency, Strike Price JPY 86, Expires 8/24/11, Broker BNP Paribas		6,140	52,190
USD Currency, Strike Price SEK 7, Expires 9/26/11, Broker Deutsche Bank AG		925	50,135

			102,325

Over-the-Counter Put Options Purchased – 0.2%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker UBS AG		700	609
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker UBS AG		1,290	103,303

6	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Purchased
Over-the-Counter Put Options Purchased (concluded)
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker Deutsche Bank AG		5,162	$1,398,332

			1,502,244

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased – 0.9%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	31,500	440,177
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker JPMorgan Chase Bank, N.A.		13,300	15,269
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		10,400	106,722
Receive a fixed rate of 3.150% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		4,000	63,532
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank, N.A.		6,300	129,752
Receive a fixed rate of 3.455% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		19,600	496,952
Receive a fixed rate of 3.515% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.		13,700	380,903
Receive a fixed rate of 3.535% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank, N.A.		22,700	613,392
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		11,100	354,209
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		6,800	238,671
Receive a fixed rate of 3.750% and pay a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Goldman Sachs Bank USA		15,000	585,527
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Citibank, N.A.		3,000	119,443
Receive a fixed rate of 3.805% and pay a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker Citibank, N.A.		3,900	137,725
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/02/12, Broker Credit Suisse International		12,000	519,885
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		5,500	207,088
Receive a fixed rate of 3.990% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA		15,800	681,158
Receive a fixed rate of 3.993% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		10,300	445,093
Receive a fixed rate of 4.073% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		8,500	476,598
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.		6,400	479,050
Receive a fixed rate of 4.485% and pay a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		1,400	81,908
Receive a fixed rate of 4.763% and pay a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		5,200	324,628
Receive a fixed rate of 4.875% and pay a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		4,800	319,675
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.		25,300	2,143,204

			9,360,561

Over-the-Counter Put Swaptions Purchased – 0.9%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		31,500	42,065
Pay a fixed rate of 2.300% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas		26,800	245,640
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		14,700	6,099
Pay a fixed rate of 2.550% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker Credit Suisse International		34,400	52,856
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		10,400	397,509
Pay a fixed rate of 3.300% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank, N.A.		6,300	445,887
Pay a fixed rate of 3.455% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		19,600	1,225,562
Pay a fixed rate of 3.515% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.		13,700	380,903
Pay a fixed rate of 3.535% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank, N.A.		22,700	486,113
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		11,100	201,444
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		6,800	293,253
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Goldman Sachs Bank USA		15,000	99,205

BLACKROCK FUNDS II	JUNE 30, 2011	7

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Citibank, N.A.	USD	3,000	$92,496
Pay a fixed rate of 3.805% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker Citibank, N.A.		3,900	287,737
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/02/12, Broker Credit Suisse International		12,000	330,988
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		5,500	402,922
Pay a fixed rate of 3.990% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA		15,800	911,460
Pay a fixed rate of 3.993% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		10,300	593,121
Pay a fixed rate of 4.073% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		8,500	152,786
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.		6,400	91,436
Pay a fixed rate of 4.485% and receive a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		1,400	85,277
Pay a fixed rate of 4.763% and receive a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		5,200	383,226
Pay a fixed rate of 4.875% and receive a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		4,800	335,127
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.		25,300	1,295,705

			8,838,817

Total Options Purchased (Cost – $24,246,185) – 2.0%			20,501,055

Total Investments Before TBA Sale Commitments and Options Written (Cost – $1,281,569,104*) – 124.0%			1,284,985,914

	Par (000)
TBA Sale Commitments(g)
Fannie Mae Mortgage-Backed Securities,
6.00%, 7/01/41		6,600	(7,249,688)

Total TBA Sale Commitments (Proceeds – $7,286,555) – (0.7)%			(7,249,688)

	Contracts
Options Written
Exchange-Traded Call Options Written – 0.0%
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		93	(154,031)

Exchange-Traded Put Options Written – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11		1,056	(6,600)
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11		724	(4,525)
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		93	(244,125)

			(255,250)

Over-the-Counter Put Options Written – (0.1)%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker Citibank, N.A.		700	(610)
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker Deutsche Bank AG		5,162	(659,492)
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker UBS AG		1,290	(238,981)

			(899,083)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written – (1.7)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	USD	30,900	(602,061)
Pay a fixed rate of 2.650% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		4,000	(24,638)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		26,200	(161,974)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		4,000	(40,659)
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		6,700	(60,548)
Pay a fixed rate of 3.565% and receive a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		21,900	(647,344)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		11,600	(425,826)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.		8,100	(350,416)
Pay a fixed rate of 3.830% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank, N.A.		8,400	(344,040)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		4,400	(197,938)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		16,100	(646,597)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		17,000	(507,879)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		3,500	(161,567)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		3,500	(164,413)

8	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG	USD	20,100	$(944,203)
Pay a fixed rate of 3.945% and receive a floating rate based on 3-month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		6,100	(294,130)
Pay a fixed rate of 3.950% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker Goldman Sachs Bank USA		4,700	(240,467)
Pay a fixed rate of 3.955% and receive a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		8,600	(420,148)
Pay a fixed rate of 3.963% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		5,900	(185,434)
Pay a fixed rate of 3.983% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.		7,600	(382,347)
Pay a fixed rate of 4.000% and receive a floating rate based on 3-month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank, N.A.		8,700	(467,454)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		7,500	(358,350)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		7,700	(410,134)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		9,500	(503,550)
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		4,700	(215,677)
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		9,700	(562,843)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		2,200	(126,778)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		7,500	(529,365)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		9,500	(693,163)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		15,500	(1,435,096)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		20,000	(1,881,854)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		16,700	(1,615,868)
Pay a fixed rate of 5.080% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.		11,600	(1,040,530)
Pay a fixed rate of 5.090% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Goldman Sachs Bank USA		12,700	(1,146,116)

			(17,789,407)

Over-the-Counter Put Swaptions Written – (1.0)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		30,900	(29,129)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 8/26/11, Broker Citibank, N.A.		6,700	(49,379)
Receive a fixed rate of 3.565% and pay a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		21,900	(929,097)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		11,600	(589,554)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.		8,100	(109,581)
Receive a fixed rate of 3.830% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank, N.A.		8,400	(314,977)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		4,400	(56,434)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		16,100	(762,769)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		17,000	(648,906)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		3,500	(76,108)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		3,500	(87,318)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		20,100	(501,457)
Receive a fixed rate of 3.945% and pay a floating rate based on 3-month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		6,100	(143,515)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		26,200	(246,893)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker Goldman Sachs Bank USA		4,700	(50,356)
Receive a fixed rate of 3.955% and pay a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		8,600	(202,074)

BLACKROCK FUNDS II	JUNE 30, 2011	9

Schedule of Investments (continued)	BlackRock Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 3.963% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	USD	5,900	$(216,953)
Receive a fixed rate of 3.983% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.		7,600	(171,029)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank, N.A.		8,700	(103,842)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		6,700	(75,815)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		7,500	(313,369)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		7,700	(159,279)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		9,500	(247,787)
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		4,700	(268,229)
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		9,700	(226,500)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		2,200	(99,156)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		7,500	(245,307)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		9,500	(530,015)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		15,500	(368,928)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		20,000	(466,949)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		16,700	(407,794)
Receive a fixed rate of 5.080% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.		11,600	(438,097)
Receive a fixed rate of 5.090% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Goldman Sachs Bank USA		12,700	(476,471)

			(9,613,067)

Total Options Written (Premiums Received – $30,910,334) – (2.8)%			(28,710,838)

Total Investments Net of TBA Sale Commitments and Options Written – 120.5%			1,249,025,388
Liabilities in Excess of Other Assets – (20.5)%			(212,422,363)

Net Assets – 100.0%			$1,036,603,025

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,284,618,843

Gross unrealized appreciation	$21,618,722
Gross unrealized depreciation	(21,251,651)

Net unrealized appreciation	$367,071

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	$109,844	$(414)
Deutsche Bank AG	$(7,249,688)	$36,867
Goldman Sachs Bank USA	$11,672,750	$(31,437)
JPMorgan Chase Bank, N.A.	$49,953,750	$(346,875)
Nomura Securities International, Inc.	$34,100,000	$(335,672)
UBS AG	$4,875,781	$(4,047)

(h)	All or a portion of security has been pledged as collateral in connection with swaps.

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(j)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	49,776,791	49,776,791	$67,321

(l)	Represents the current yield as of report date.

10	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Bond Portfolio

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Bank of America, N.A.	(0.07%)	6/30/11	7/01/11	$38,340,538	$38,340,613
Barclays Bank Plc	0.02%	6/30/11	7/05/11	$37,672,136	37,672,031
BNP Paribas	(0.40%)	6/30/11	7/01/11	$33,524,628	33,525,000
Deutsche Bank AG	(0.08%)	6/30/11	7/01/11	$12,392,222	12,392,250
Deutsche Bank AG	0.03%	6/30/11	7/01/11	$16,058,663	16,058,650

Total					$137,988,544

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,000,963	EUR	1,376,500	UBS AG	7/27/11	$6,367
EUR	4,170,000	USD	5,961,207	Deutsche Bank AG	8/09/11	78,919
EUR	4,415,000	USD	6,238,519	Deutsche Bank AG	8/09/11	156,482
EUR	2,300,000	USD	3,267,964	Goldman Sachs Bank USA	8/09/11	63,520
USD	3,121,168	EUR	2,210,000	Deutsche Bank AG	8/09/11	(79,954)
USD	3,260,864	EUR	2,300,000	Deutsche Bank AG	8/09/11	(70,620)
USD	3,109,085	EUR	2,205,000	Royal Bank of Scotland Plc	8/09/11	(84,794)
USD	5,890,625	EUR	4,170,000	UBS AG	8/09/11	(149,500)
AUD	2,970,000	USD	3,108,654	BNP Paribas	8/17/11	56,693
USD	3,134,906	AUD	2,970,000	BNP Paribas	8/17/11	(30,441)
CHF	2,173,826	USD	2,600,000	Royal Bank of Scotland Plc	8/29/11	(13,390)
USD	2,600,000	CHF	2,179,393	Royal Bank of Scotland Plc	8/29/11	6,766
USD	7,929,345	JPY	638,867,300	Royal Bank of Scotland Plc	9/27/11	(10,604)

Total						$(70,556)

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
339	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2011	$74,357,531	$856
734	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2011	$87,489,360	(520,620)
32	Euro Currency	Chicago Mercantile	September 2011	$5,795,200	95,098
8	Euro Dollar Futures	Chicago Mercantile	September 2011	$1,993,100	5,920
6	Euro Dollar Futures	Chicago Mercantile	March 2012	$1,492,725	9,690
6	Euro Dollar Futures	Chicago Mercantile	June 2012	$1,490,775	1,429
6	Euro Dollar Futures	Chicago Mercantile	September 2012	$1,487,700	12,690
6	Euro Dollar Futures	Chicago Mercantile	December 2012	$1,483,950	(837)
4	Euro Dollar Futures	Chicago Mercantile	March 2013	$986,800	8,710
4	Euro Dollar Futures	Chicago Mercantile	June 2013	$984,150	(802)
4	Euro Dollar Futures	Chicago Mercantile	September 2013	$981,550	8,860
4	Euro Dollar Futures	Chicago Mercantile	December 2013	$978,850	8,810

Total					$(370,196)

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
851	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2011	$104,101,234	$1,004,857
278	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2011	$34,202,688	409,961
586	Ultra Treasury Bonds	Chicago Board Options	September 2011	$73,982,500	1,228,137
10	U.S. Dollar Index	Intercontinental Exchange	September 2011	$746,350	7,572
163	Euro Dollar Futures	Chicago Mercantile	December 2011	$40,578,850	(165,640)
6	Euro-Bund	Eurex	September 2011	$1,091,795	1,834
2	Gilt British	London	September 2011	$385,671	(2,020)

Total					$2,484,701

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/22/13	USD	37,400	$22,515
0.65%(a)	3-month LIBOR	UBS AG	6/22/13	USD	29,900	17,284
0.67%(a)	3-month LIBOR	Bank of America, N.A.	6/29/13	USD	16,500	4,826
0.71%(a)	3-month LIBOR	Citibank, N.A.	7/01/13	USD	56,200	(27,368)
0.71%(a)	3-month LIBOR	Deutsche Bank AG	7/01/13	USD	59,500	(20,110)

BLACKROCK FUNDS II	JUNE 30, 2011	11

Schedule of Investments (continued)	BlackRock Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.31%(b)	3-month LIBOR	Credit Suisse International	8/23/16	USD	11,000	$98,042
2.77%(a)	3-month LIBOR	Deutsche Bank AG	9/14/20	USD	5,800	128,521
3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	5,350	(32,785)
4.00%(b)	3-month LIBOR	BNP Paribas	5/18/21	USD	5,700	182,983
3.86%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	5/23/21	USD	44,200	749,561
3.25%(a)	3-month LIBOR	Credit Suisse International	7/05/21	USD	600	672
4.34%(a)	3-month LIBOR	Citibank, N.A.	4/14/41	USD	2,800	(158,984)
4.35%(a)	3-month LIBOR	Deutsche Bank AG	4/14/41	USD	400	(23,739)
4.06%(a)	3-month LIBOR	Deutsche Bank AG	7/05/41	USD	2,000	5,312

Total						$946,730

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	3,260	$7,246
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	12/20/14	BBB	USD	1,900	25,365

Total							$32,611

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$101,695,256	$451,099	$102,146,355
Corporate Bonds	–	385,545,752	–	385,545,752
Foreign Agency Obligations	–	52,691,338	–	52,691,338
Foreign Government Obligations	–	4,443,709	–	4,443,709
Non-Agency Mortgage-Backed Securities	–	118,100,896	–	118,100,896
Preferred Securities	–	13,936,754	–	13,936,754
Project Loans	–	91,320	–	91,320
Taxable Municipal Bonds	–	5,687,896	–	5,687,896
U.S. Government Sponsored Agency Securities	–	178,247,579	–	178,247,579
U.S. Treasury Obligations	–	353,816,469	–	353,816,469
Short-Term Securities	$49,776,791	–	–	49,776,791
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(7,249,688)	–	(7,249,688)

Total	$49,776,791	$1,207,007,281	$451,099	$1,257,235,171

12	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock Bond Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$32,611	–	$32,611
Foreign currency exchange contracts	$102,670	1,973,316	–	2,075,986
Interest rate contracts	3,398,862	19,409,094	–	22,807,956
Liabilities:
Foreign currency exchange contracts	–	(1,338,386)	–	(1,338,386)
Interest rate contracts	(1,099,200)	(27,665,460)	–	(28,764,660)

Total	$2,402,332	$(7,588,825)	–	$(5,186,493)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS II	JUNE 30, 2011	13

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities – 0.0%
Structured Asset Receivables Trust Certificates, Series 2003-2A,
1.99%, 1/21/12(a)(b)	$1	$536

Project Loans – 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22	3	2,547

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 13.6%
Fannie Mae:
Series 1996-48, Class Z, 7.00%, 11/25/26	1,261	1,425,312
Series 2002-70, Class QG, 5.50%, 6/25/31	7,377	7,485,340
Series 2003-9, Class EA, 4.50%, 10/25/17	6,686	6,980,905
Series 2010-64, Class AF, 0.69%, 6/25/40(b)	13,371	13,425,675
Series 2010-84, Class FB, 0.63%, 8/25/40(b)	41,745	41,879,868
Freddie Mac:
Series 3033, Class HE, 4.50%, 9/15/18	5,934	6,053,350
Series 3672, Class FC, 0.64%, 5/15/40(b)	50,157	50,275,180
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32	4,975	5,321,909
Series 2004-28, Class FW, 0.61%, 4/20/34(b)	8,355	8,363,126
Series 2010-75, Class FA, 0.64%, 9/20/35(b)	4,204	4,202,425

		145,413,090

Interest Only Collateralized Mortgage Obligations – 1.2%
Ginnie Mae:
Series 2007-35, Class KY, 6.26%, 6/16/37(b)	19,771	3,037,525
Series 2009-40, Class BI, 4.50%, 9/20/36	9,371	1,362,309
Series 2010-98, Class HI, 5.00%, 3/20/38	17,704	3,262,637
Series 2010-103, Class IN, 4.50%, 2/20/39	10,258	1,803,229
Series 2011-25, Class IO, 5.00%, 3/20/38	6,059	1,076,462
Series 2011-25, Class NI, 4.50%, 12/16/37	6,696	1,143,506
Series 2011-25, Class PI, 4.50%, 1/16/38	5,468	967,729

		12,653,397

Mortgage-Backed Securities – 185.7%
Fannie Mae Mortgage-Backed Securities:
8.00%, 8/01/14	16	16,871
8.50%, 1/20/18	1,765	2,006,657
5.00%, 1/01/21-7/01/41(c)	159,793	170,150,190
4.50%, 7/01/26-7/01/41(c)	133,658	138,429,752
5.50%, 12/01/32-7/01/41(c)	139,154	150,475,602
4.70%, 6/01/35-5/01/36	179	192,958
5.30%, 8/01/35-3/01/37	5,870	6,439,424
6.00%, 7/01/38-7/01/41(c)	5,846	6,442,818
4.00%, 7/01/41(c)	73,000	73,000,000
Freddie Mac Mortgage-Backed Securities:
6.00%, 11/01/13-8/01/16	15	16,671
9.00%, 12/01/19(d)	0	285
7.50%, 2/01/27-3/01/27	5	6,330
4.50%, 10/01/35	73	75,806
5.60%, 7/01/37-9/01/38	9,367	10,348,579
5.49%, 8/01/37-8/01/38	8,758	9,642,831
5.88%, 11/01/37-1/01/39	1,852	2,062,659
5.00%, 6/01/41	7,525	8,014,273
Ginnie Mae Mortgage-Backed Securities:
17.00%, 12/15/11(d)	0	238
16.00%, 3/15/12-4/15/12	3	2,852
12.00%, 2/15/13-6/15/15	8	8,499
11.50%, 4/15/13-12/15/15	14	14,237
14.50%, 4/15/13	5	4,588
15.00%, 6/15/13	6	6,146
10.00%, 2/15/16-6/15/18	123	128,131
9.50%, 3/15/16-9/15/22	387	451,773
9.00%, 4/15/16-10/15/21	181	200,843
6.50%, 5/15/16-10/20/40	96,677	109,932,183
8.50%, 6/15/16-2/15/25	153	176,169
5.50%, 7/15/16-7/01/41(c)	85,089	93,696,259
6.00%, 7/15/16-11/15/38	167,514	187,588,078
8.00%, 1/15/17-5/15/30	335	387,448
7.50%, 2/15/22-9/15/30	1,049	1,227,044
7.00%, 3/20/24-5/15/31	161	185,931
5.00%, 11/15/32-7/01/41(c)	252,033	273,360,712
4.50%, 12/15/34-7/01/41(c)(e)	449,274	474,694,744
5.30%, 12/20/35-2/20/37	4,000	4,418,431
4.70%, 2/20/36-3/20/37	718	783,180
5.49%, 7/15/37-8/15/38	7,894	8,824,668
5.60%, 7/20/37-9/20/38	4,766	5,228,738
5.88%, 10/20/37-1/20/39	6,871	7,623,518
4.63%, 3/20/40-6/20/40	10,308	11,219,520
3.50%, 7/01/41(c)	5,100	4,947,000
4.00%, 7/01/41(c)	222,600	226,704,188

		1,989,136,824

Total U.S. Government Sponsored Agency Securities – 200.5%		2,147,203,311

U.S. Treasury Obligations
U.S. Treasury Bonds,
4.75%, 2/15/41(f)	2,900	3,082,610
U.S. Treasury Notes:
0.63%, 1/31/13(e)(f)	25,500	25,600,597
1.25%, 10/31/15(f)	6,400	6,345,997
3.13%, 5/15/21(e)	25,000	24,929,750

Total U.S. Treasury Obligations – 5.6%		59,958,954

Total Long-Term Investments (Cost – $2,184,983,800) – 206.1%		2,207,165,348

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11	8	150

14	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Purchased
Exchange-Traded Put Options Purchased (concluded)
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 9/16/11	421	$18,419
Euro Dollar (2 Year) Mid-Curve, Strike Price USD 97.25, Expires 12/16/11	622	237,137

		255,706

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased – 0.6%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	$31,600	441,574
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	11,300	360,591
Receive a fixed rate of 3.783% and pay a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Bank of America, N.A.	17,000	670,571
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.	10,000	420,895
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International	23,900	1,005,866
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Bank of America, N.A.	9,800	548,008
Receive a fixed rate of 4.073% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc	8,100	454,170
Receive a fixed rate of 4.290% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG	7,600	549,567
Receive a fixed rate of 4.330% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG	7,600	570,703
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.	10,000	748,515

		5,770,460

Over-the-Counter Put Swaptions Purchased – 0.2%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	31,600	42,199
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	14,400	5,974
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	11,300	205,074
Pay a fixed rate of 3.783% and receive a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Bank of America, N.A.	17,000	528,763
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.	10,000	285,456
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International	23,900	684,339
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Bank of America, N.A.	9,800	176,774
Pay a fixed rate of 4.073% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc	8,100	145,596
Pay a fixed rate of 4.290% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG	7,600	69,072
Pay a fixed rate of 4.330% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG	7,600	64,929
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.	10,000	142,868

		2,351,044

Total Options Purchased (Cost – $9,457,970) – 0.8%		8,377,210

Total Investments Before TBA Sale Commitments and Options Written (Cost – $2,194,441,770*) – 206.9%		2,215,542,558

	Par (000)
TBA Sale Commitments(c)
Fannie Mae Mortgage-Backed Securities:
4.50%, 7/01/26-7/01/41	56,400	(58,404,469)
4.00%, 7/01/41	67,000	(67,000,000)
5.00%, 7/01/41	159,700	(170,010,000)
5.50%, 7/01/41	139,000	(150,293,750)
6.00%, 7/01/41	5,800	(6,370,937)
Freddie Mac Mortgage-Backed Securities,
5.00%, 7/01/41	7,500	(7,954,688)
Ginnie Mae Mortgage-Backed Securities:
4.00%, 7/01/41	67,000	(68,235,312)
4.50%, 7/01/41	92,600	(97,621,694)
5.00%, 7/01/41	1,800	(1,952,447)
5.50%, 7/01/41	65,000	(71,520,312)
6.00%, 7/01/41	80,700	(89,701,244)

Total TBA Sale Commitments (Proceeds – $790,870,024) – (73.7)%		(789,064,853)

	Contracts
Options Written
Exchange-Traded Put Options Written – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11	8	(50)
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11	421	(2,631)

BLACKROCK FUNDS II	JUNE 30, 2011	15

Schedule of Investments (continued)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Put Options Written (concluded)
Euro Dollar (2 Year) Mid-Curve, Strike Price USD 96.75, Expires 12/16/11	622	$(112,738)

		(115,419)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written – (1.2)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	$30,400	(592,319)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	11,800	(433,168)
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG	3,800	(151,434)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.	8,400	(363,395)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG	13,500	(607,308)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	17,400	(519,829)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	20,000	(923,241)
Pay a fixed rate of 3.950% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker Goldman Sachs Bank USA	11,200	(573,027)
Pay a fixed rate of 3.955% and receive a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG	8,000	(390,835)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.	5,500	(274,370)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG	12,900	(643,521)
Pay a fixed rate of 3.983% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.	7,100	(357,192)
Pay a fixed rate of 4.015% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Goldman Sachs Bank USA	9,300	(501,742)
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG	11,600	(629,477)
Pay a fixed rate of 4.025% and receive a floating rate based on 3-month LIBOR, Expires 12/03/12, Broker Deutsche Bank AG	34,200	(1,631,983)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Bank of America, N.A.	14,600	(777,656)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	7,200	(508,191)
Pay a fixed rate of 4.935% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Barclays Bank Plc	14,600	(1,051,293)
Pay a fixed rate of 5.080% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.	11,400	(1,022,590)
Pay a fixed rate of 5.250% and receive a floating rate based on 3-month LIBOR, Expires 1/27/15, Broker Citibank, N.A.	8,600	(765,055)

		(12,717,626)

Over-the-Counter Put Swaptions Written – (0.6)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	30,400	(28,658)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	11,800	(599,719)
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG	3,800	(121,041)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.	8,400	(113,640)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG	13,500	(173,151)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	17,400	(664,174)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	20,000	(434,903)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker Goldman Sachs Bank USA	11,200	(119,998)
Receive a fixed rate of 3.955% and pay a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG	8,000	(187,976)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.	5,500	(124,971)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG	12,900	(293,114)
Receive a fixed rate of 3.983% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.	7,100	(159,777)
Receive a fixed rate of 4.015% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Goldman Sachs Bank USA	9,300	(132,224)
Receive a fixed rate of 4.020% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG	11,600	(163,570)
Receive a fixed rate of 4.025% and pay a floating rate based on 3-month LIBOR, Expires 12/03/12, Broker Deutsche Bank AG	34,200	(1,421,599)

16	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)	Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Bank of America, N.A.	$14,600	$(302,009)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	7,200	(235,494)
Receive a fixed rate of 4.935% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Barclays Bank Plc	14,600	(397,464)
Receive a fixed rate of 5.080% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.	11,400	(430,544)
Receive a fixed rate of 5.250% and pay a floating rate based on 3-month LIBOR, Expires 1/27/15, Broker Citibank, N.A.	8,600	(405,608)

		(6,509,634)

Total Options Written (Premiums Received – $20,759,545) – (1.8)%		(19,342,679)

Total Investments Net of TBA Sale Commitments and Options Written – 131.4%		1,407,135,026
Liabilities in Excess of Other Assets – (31.4)%		(336,167,068)

Net Assets – 100.0%		$1,070,967,958

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,194,755,090

Gross unrealized appreciation	$31,513,475
Gross unrealized depreciation	(10,726,007)

Net unrealized appreciation	$20,787,468

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(38,102,069)	$(49,475)
Citibank, N.A.	$460,738,319	$(1,191,909)
Credit Suisse International	$66,159,156	$(329,617)
Deutsche Bank AG	$110,868,750	$567,293
Goldman Sachs Bank USA	$(136,043,344)	$124,229
JPMorgan Chase Bank, N.A.	$(23,454,936)	$507,118
Morgan Stanley Capital Services, Inc.	$(117,744,063)	$377,771
Royal Bank of Scotland Plc	$(150,293,750)	$(108,594)
UBS AG	$98,202,865	$(117,635)

(d)	Par is less than $500.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

	Interest	Settlement	Maturity	Net Closing
Counterparty	Rate	Date	Date[1]	Amount	Par
Credit Suisse International	0.15%	6/21/11	7/14/11	$30,120,015	$30,117,129
BNP Paribas	0.02%	6/23/11	Open	$21,157,594	21,157,500
Bank of America, N.A.	0.00%	6/30/11	7/01/11	$2,012,500	2,012,500
Credit Suisse International	0.01%	6/30/11	7/01/11	$20,125,006	20,125,000

Total					$73,412,129

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
458	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2011	$56,026,281	$(49,906)
150	Ultra Treasury Bonds	Chicago Board Options	September 2011	$18,937,500	(13,526)

Total					$(63,432)

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
1,335	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2011	$292,823,906	$40,792
1,191	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2011	$141,961,618	698,495
17	Euro Dollar Futures	Chicago Mercantile	September 2011	$4,235,337	(6,295)
17	Euro Dollar Futures	Chicago Mercantile	December 2011	$4,232,150	(10,837)
11	Euro Dollar Futures	Chicago Mercantile	March 2012	$2,736,663	(10,096)
11	Euro Dollar Futures	Chicago Mercantile	June 2012	$2,733,088	(19,198)
11	Euro Dollar Futures	Chicago Mercantile	September 2012	$2,727,450	(23,323)
11	Euro Dollar Futures	Chicago Mercantile	December 2012	$2,720,575	(25,248)
8	Euro Dollar Futures	Chicago Mercantile	March 2013	$1,973,600	(18,762)
8	Euro Dollar Futures	Chicago Mercantile	June 2013	$1,968,300	(18,662)
8	Euro Dollar Futures	Chicago Mercantile	September 2013	$1,963,100	(18,262)

BLACKROCK FUNDS II	JUNE 30, 2011	17

Schedule of Investments (continued)	BlackRock GNMA Portfolio

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
8	Euro Dollar Futures	Chicago Mercantile	December 2013	$1,957,700	(17,563)

Total					$571,041

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.75%(a)	3-month LIBOR	Credit Suisse International	5/12/13	USD	74,800	$(205,604)
3.38%(b)	3-month LIBOR	Deutsche Bank AG	5/04/21	USD	19,600	336,688
3.26%(b)	3-month LIBOR	Deutsche Bank AG	5/09/21	USD	10,300	64,922
3.25%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	5/12/21	USD	10,700	54,740
3.24%(b)	3-month LIBOR	Goldman Sachs Bank USA	5/20/21	USD	13,200	42,195
3.86%(a)	3-month LIBOR	UBS AG	6/06/21	USD	26,500	(453,216)
3.10%(a)	3-month LIBOR	Deutsche Bank AG	6/24/21	USD	10,300	135,034
3.12%(b)	3-month LIBOR	Deutsche Bank AG	6/24/21	USD	10,300	(140,568)
3.29%(a)	3-month LIBOR	Goldman Sachs Bank USA	9/09/40	USD	32,900	4,174,154
3.87%(b)	3-month LIBOR	Deutsche Bank AG	12/01/40	USD	12,100	(381,689)
4.18%(b)	3-month LIBOR	Citibank, N.A.	12/15/40	USD	3,900	84,595
4.14%(b)	3-month LIBOR	Deutsche Bank AG	12/23/40	USD	7,900	107,818
4.30%(a)	3-month LIBOR	Deutsche Bank AG	1/07/41	USD	400	(24,539)
4.18%(b)	3-month LIBOR	Credit Suisse International	4/20/41	USD	2,200	61,344

Total						$3,855,874

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of June 30, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Bank of America, N.A.	1/12/40	USD	53,570	$37,840
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Deutsche Bank AG	1/12/40	USD	53,570	423,317

Total							$461,157

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	–	$536	$536
Project Loans	–	$2,547	–	2,547

18	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Securities	–	$2,147,203,311	–	$2,147,203,311
U.S. Treasury Obligations	–	59,958,954	–	59,958,954
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(789,064,853)	–	(789,064,853)

Total	–	$1,418,099,959	$536	$1,418,100,495

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$994,993	$13,644,151	–	$14,639,144
Liabilities:
Interest rate contracts	(347,097)	(20,432,876)	–	(20,779,973)

Total	$647,896	$(6,788,725)	–	$(6,140,829)

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS II	JUNE 30, 2011	19

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Fannie Mae Whole Loan, Series 1996-W1, Class AL,
7.25%, 3/25/26(a)	$118	$118,219
Structured Asset Receivables Trust Certificates, Series 2003-2A,
1.99%, 1/21/12(a)(b)(c)	–	419
United States Small Business Administration, Series 2003-10A, Class 1,
4.63%, 3/10/13	357	373,127

Total Asset-Backed Securities – 0.1%		491,765

Non-Agency Mortgage-Backed Securities
Interest Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc., Series 1987-1,
11.00%, 2/17/17	8	906

Principal Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc., Series 1987-1,
0.51%, 2/17/17(d)	8	7,287

Total Non-Agency Mortgage-Backed Securities – 0.0%		8,193

Project Loans – 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22(b)	–	485

U.S. Government Sponsored Agency Securities
Agency Obligations – 6.5%
Fannie Mae:
3.63%, 8/15/11(e)	1,600	1,606,890
1.75%, 5/07/13	1,800	1,840,444
4.13%, 4/15/14	1,600	1,742,418
5.00%, 5/11/17	6,155	7,040,446
4.36%, 10/09/19(d)	2,965	2,075,589
6.63%, 11/15/30	2,600	3,284,177
Federal Home Loan Bank:
1.63%, 7/27/11	6,300	6,306,936
1.00%, 12/28/11	2,200	2,209,011
4.00%, 9/06/13	6,100	6,541,866
3.63%, 10/18/13	7,200	7,684,661
Freddie Mac:
2.13%, 3/23/12-9/21/12	3,800	3,873,261
2.50%, 4/23/14	1,100	1,148,744
4.38%, 7/17/15	4,100	4,547,158
4.88%, 6/13/18	2,200	2,500,478
3.75%, 3/27/19	2,200	2,327,879
3.53%, 9/30/19	2,095	2,103,118
Small Business Administration Participation Certificates:
Series 1996-20J, 7.20%, 10/01/16	28	29,422
Series 1998-20J, Class 1, 5.50%, 10/01/18	32	34,854

		56,897,352

Collateralized Mortgage Obligations – 5.5%
Freddie Mac, Series K013, Class A2,
3.97%, 1/25/21(a)	16,860	17,060,845
Ginnie Mae:
Series 2005-10, Class ZB, 5.18%, 12/16/44(a)	3,815	3,664,094
Series 2005-29, Class Z, 4.25%, 4/16/45(a)	5,846	4,838,947
Series 2005-59, Class ZA, 4.96%, 3/16/46(a)	11,554	10,788,386
Series 2005-67, Class Z, 4.72%, 8/16/45(a)	7,212	6,571,973
Series 2005-9, Class Z, 4.65%, 1/16/45(a)	6,708	5,989,057

		48,913,302

Interest Only Collateralized Mortgage Obligations – 4.2%
Fannie Mae:
Series 2010-134, Class SV, 5.83%, 12/25/40(a)	15,332	2,242,446
Series 2010-150, Class SN, 6.34%, 1/25/41(a)	33,829	5,295,088
Freddie Mac:
Series 1220, Class B, 11.74%, 2/15/22(a)	1	13,485
Series 3572, Class WS, 6.54%, 9/15/39(a)	7,591	1,247,316
Ginnie Mae:
Series 2004-10, 0.63%, 1/16/44(a)	42,184	674,136
Series 2004-77, 0.46%, 9/16/44(a)	90,067	1,594,738
Series 2005-9, 0.56%, 1/16/45(a)	82,305	2,104,972
Series 2005-50, 0.89%, 6/16/45(a)	25,873	875,771
Series 2006-30, 0.72%, 5/16/46(a)	37,221	1,230,794
Series 2009-108, Class WI, 5.00%, 9/20/38	5,761	1,204,663
Series 2010-58, Class VI, 5.00%, 3/20/38	8,629	1,313,971
Series 2010-87, Class HI, 4.50%, 11/20/38	18,656	3,321,523
Series 2010-98, Class HI, 5.00%, 3/20/38	6,758	1,245,415
Series 2010-121, Class PI, 4.50%, 2/20/39	9,477	1,936,922
Series 2010-158, Class AI, 4.50%, 10/16/39	6,249	1,207,787
Series 2010-158, Class MI, 4.50%, 11/16/39	17,953	3,506,556
Series 2010-165, Class IP, 4.00%, 4/20/38	13,294	2,269,144
Series 2011-7, Class DI, 4.50%, 12/20/40	12,599	1,966,898
Series 2011-25, Class IO, 5.00%, 3/20/38	7,721	1,371,695
Series 2011-41, Class AI, 4.50%, 12/20/39	7,498	1,504,544
Series 2011-71, Class IK, 4.00%, 4/16/39	6,740	1,349,870

		37,477,734

Mortgage-Backed Securities – 168.1%
Fannie Mae Mortgage-Backed Securities:
4.00%, 2/01/26-7/01/41(f)	655,396	657,466,211
3.50%, 7/01/26-7/01/41(f)	52,100	50,451,750
4.50%, 7/01/26-7/01/41(f)	313,141	325,042,998
5.50%, 2/01/33-7/01/41(f)	37,829	41,143,360
6.00%, 5/01/33-7/01/41(f)	37,418	41,189,426
5.00%, 7/01/40-7/01/41(f)	93,962	100,013,281
3.32%, 12/01/40(a)	2,459	2,550,333
3.06%, 3/01/41(a)	1,391	1,438,777
3.15%, 3/01/41(a)	2,128	2,198,996
6.50%, 7/01/41(f)	15,700	17,775,344
Freddie Mac Mortgage-Backed Securities:
13.00%, 4/01/14(b)	–	115

20	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities (concluded)
4.00%, 5/01/26	$19,501	$20,388,554
3.06%, 2/01/41(a)	2,363	2,445,437
4.50%, 2/01/41-7/01/41(f)	54,306	56,164,124
5.00%, 6/01/41-7/01/41(g)	34,150	36,274,929
5.50%, 7/01/41(f)	34,000	36,720,000
Ginnie Mae Mortgage-Backed Securities:
7.00%, 6/15/23-3/15/24(b)	–	568
3.00%, 9/15/35	98	102,604
4.50%, 7/01/41(f)	34,200	36,091,688
5.00%, 7/01/41(f)	27,300	29,569,313
5.50%, 7/01/41(f)	21,100	23,216,594

		1,480,244,402

Total U.S. Government Sponsored Agency Securities – 184.3%		1,623,532,790

U.S. Treasury Obligations
U.S. Treasury Bonds,
4.38%, 5/15/41	39,540	39,478,318
U.S. Treasury Notes:
0.50%, 5/31/13(h)	179,335	179,275,791
0.75%, 6/15/14(h)	67,995	67,915,310
1.25%, 10/31/15	7,015	6,955,807
1.50%, 6/30/16(h)	21,520	21,257,671
1.88%, 8/31/17(g)	64,810	63,513,800
2.75%, 2/28/18(e)	5,430	5,560,233
2.63%, 8/15/20(e)(g)	5,345	5,173,794

Total U.S. Treasury Obligations – 44.2%		389,130,724

Total Long-Term Investments (Cost – $2,017,882,869) – 228.6%		2,013,163,957

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(i)(j)	43,027,723	43,027,723

Total Short-Term Securities (Cost – $43,027,723) – 4.9%		43,027,723

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11	135	255,234

Exchange-Traded Put Options Purchased – 0.1%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11	817	15,319
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 9/16/11	564	24,675
Euro Dollar (2 Year) Mid-Curve, Strike Price USD 98.125, Expires 8/12/11	57	25,650
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11	135	143,437
U.S. Treasury Notes (5 Year), Strike Price USD 116, Expires 8/26/11	170	33,203
U.S. Treasury Notes (5 Year), Strike Price USD 117, Expires 8/26/11	249	79,758
U.S. Treasury Notes (5 Year), Strike Price USD 119, Expires 8/26/11	50	42,578

		364,620

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased – 0.6%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	$24,700	345,155
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker JPMorgan Chase Bank, N.A.	14,000	16,073
Receive a fixed rate of 2.950% and pay a floating rate based on 3-month LIBOR, Expires 10/27/11, Broker Citibank, N.A.	34,100	203,354
Receive a fixed rate of 3.150% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG	3,400	54,002
Receive a fixed rate of 3.515% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.	11,800	328,077
Receive a fixed rate of 3.550% and pay a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker The Bank of New York Mellon Corp.	4,200	122,138
Receive a fixed rate of 3.660% and pay a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.	4,600	154,505
Receive a fixed rate of 3.783% and pay a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Bank of America, N.A.	7,000	276,118
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 7/02/12, Broker Deutsche Bank AG	2,700	106,477
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker The Bank of New York Mellon Corp.	7,800	314,485
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.	12,500	526,118
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/02/12, Broker Credit Suisse International	9,300	402,910
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker The Bank of New York Mellon Corp.	7,800	336,326
Receive a fixed rate of 3.990% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA	13,500	582,002
Receive a fixed rate of 3.993% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc	2,000	86,426

BLACKROCK FUNDS II	JUNE 30, 2011	21

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)	Value
Options Purchased
Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 4.073% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc	$6,700	$375,671
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 4/10/12, Broker The Bank of New York Mellon Corp.	4,700	282,135
Receive a fixed rate of 4.485% and pay a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.	1,200	70,207
Receive a fixed rate of 4.763% and pay a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA	4,500	280,928
Receive a fixed rate of 4.875% and pay a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc	4,100	273,056
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.	2,700	228,721

		5,364,884

Over-the-Counter Put Swaptions Purchased – 0.5%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	24,700	32,984
Pay a fixed rate of 2.300% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas	23,200	212,644
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	11,600	4,813
Pay a fixed rate of 2.550% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker Credit Suisse International	29,800	45,788
Pay a fixed rate of 3.515% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.	11,800	328,077
Pay a fixed rate of 3.550% and receive a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker The Bank of New York Mellon Corp.	4,200	193,668
Pay a fixed rate of 3.660% and receive a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.	4,600	190,228
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Credit Suisse International	22,800	224,461
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 8/03/11, Broker JPMorgan Chase Bank, N.A.	22,400	24,537
Pay a fixed rate of 3.783% and receive a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Bank of America, N.A.	7,000	217,726
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 7/02/12, Broker Deutsche Bank AG	2,700	98,093
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker The Bank of New York Mellon Corp.	7,800	232,869
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.	12,500	356,819
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/02/12, Broker Credit Suisse International	9,300	256,515
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker The Bank of New York Mellon Corp.	7,800	217,356
Pay a fixed rate of 3.990% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA	13,500	778,779
Pay a fixed rate of 3.993% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc	2,000	115,169
Pay a fixed rate of 4.073% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc	6,700	120,432
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 4/10/12, Broker The Bank of New York Mellon Corp.	4,700	81,301
Pay a fixed rate of 4.485% and receive a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.	1,200	73,094
Pay a fixed rate of 4.763% and receive a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA	4,500	331,638
Pay a fixed rate of 4.875% and receive a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc	4,100	286,255
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.	2,700	138,277

		4,561,523

Total Options Purchased (Cost – $11,965,070) – 1.2%		10,546,261

Total Investments Before TBA Sale Commitments and Options Written (Cost – $2,072,875,662*) – 234.7%		2,066,737,941

	Par (000)
TBA Sale Commitments(f)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/26-7/01/41	540,600	(541,971,563)
3.50%, 7/01/41	15,000	(14,343,750)
4.50%, 7/01/41	293,200	(303,370,375)
5.00%, 7/01/41	65,000	(69,042,187)
5.50%, 7/01/41	37,484	(40,529,983)

22	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
TBA Sale Commitments(f)
6.00%, 7/01/41	$1,500	$(1,647,656)
6.50%, 7/01/41	1,600	(1,811,500)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/26	19,500	(20,292,285)
4.50%, 7/01/41	48,200	(49,796,625)
5.00%, 7/01/41	11,900	(12,621,437)

Total TBA Sale Commitments (Proceeds – $1,061,180,237) – (119.8)%		(1,055,427,361)

	Contracts
Options Written
Exchange-Traded Call Options Written – 0.0%
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11	81	(134,156)
U.S. Treasury Notes (10 Year), Strike Price USD 125, Expires 8/26/11	462	(194,906)

		(329,062)

Exchange-Traded Put Options Written – (0.1)%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11	817	(5,106)
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11	564	(3,525)
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11	81	(212,625)
U.S. Treasury Notes (10 Year), Strike Price USD 117, Expires 8/26/11	462	(108,281)

		(329,537)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written – (1.3)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	24,300	(473,466)
Pay a fixed rate of 2.650% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG	3,400	(20,942)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG	3,400	(34,560)
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG	5,700	(51,511)
Pay a fixed rate of 3.210% and receive a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker UBS AG	100	(1,802)
Pay a fixed rate of 3.565% and receive a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA	18,800	(555,711)
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA	6,100	(231,608)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	300	(11,013)
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG	3,200	(127,524)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	14,700	(439,166)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	14,000	(646,268)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG	15,600	(732,814)
Pay a fixed rate of 3.939% and receive a floating rate based on 3-month LIBOR, Expires 3/21/12, Broker UBS AG	15,000	(727,889)
Pay a fixed rate of 3.955% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker UBS AG	8,700	(424,251)
Pay a fixed rate of 3.963% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	5,100	(160,291)
Pay a fixed rate of 3.983% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.	5,900	(296,822)
Pay a fixed rate of 4.034% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	12,100	(647,461)
Pay a fixed rate of 4.075% and receive a floating rate based on 3-month LIBOR, Expires 2/01/12, Broker UBS AG	3,900	(226,127)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc	6,100	(351,521)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	10,700	(990,680)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.	17,700	(1,712,626)
Pay a fixed rate of 5.010% and receive a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker Deutsche Bank AG	16,600	(1,708,356)
Pay a fixed rate of 5.080% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.	3,700	(331,893)
Pay a fixed rate of 5.140% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Credit Suisse International	3,200	(297,572)

		(11,201,874)

Over-the-Counter Put Swaptions Written – (0.6)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	24,300	(22,908)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 8/26/11, Broker Citibank, N.A.	5,700	(42,009)

BLACKROCK FUNDS II	JUNE 30, 2011	23

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)	Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 3.210% and pay a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker UBS AG	$100	$(7,006)
Receive a fixed rate of 3.565% and pay a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA	18,800	(797,581)
Receive a fixed rate of 3.750% and pay a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA	6,100	(202,186)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	300	(15,247)
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG	3,200	(101,930)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	14,700	(561,113)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	14,000	(304,432)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG	15,600	(389,190)
Receive a fixed rate of 3.939% and pay a floating rate based on 3-month LIBOR, Expires 3/21/12, Broker UBS AG	15,000	(310,571)
Receive a fixed rate of 3.955% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker UBS AG	8,700	(202,818)
Receive a fixed rate of 3.963% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	5,100	(187,536)
Receive a fixed rate of 3.983% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.	5,900	(132,772)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG	5,700	(64,499)
Receive a fixed rate of 4.034% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	12,100	(248,909)
Receive a fixed rate of 4.075% and pay a floating rate based on 3-month LIBOR, Expires 2/01/12, Broker UBS AG	3,900	(49,502)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, Expires 11/02/11, Broker Goldman Sachs Bank USA	27,600	(129,078)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, Expires 11/14/11, Broker UBS AG	27,600	(153,936)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc	6,100	(274,933)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	10,700	(254,679)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.	17,700	(432,213)
Receive a fixed rate of 5.010% and pay a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker Deutsche Bank AG	16,600	(305,666)
Receive a fixed rate of 5.080% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.	3,700	(139,738)
Receive a fixed rate of 5.140% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Credit Suisse International	3,200	(116,137)
Receive a fixed rate of 6.000% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Royal Bank of Scotland Plc	3,300	(68,054)

		(5,514,643)

Total Options Written (Premiums Received – $18,344,971) – (2.0)%		(17,375,116)

Total Investments Net of TBA Sale Commitments and Options Written – 112.9%		993,935,464
Liabilities in Excess of Other Assets – (12.9)%		(113,251,440)

Net Assets – 100.0%		$880,684,024

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,075,863,535

Gross unrealized appreciation	$14,073,362
Gross unrealized depreciation	(23,198,956)

Net unrealized depreciation	$(9,125,594)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Par is less than $500.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(53,533,844)	$1,625,555
Barclays Bank Plc	$(3,162,437)	$15,984
Citibank, N.A.	$158,288,688	$(1,462,273)
Credit Suisse International	$(31,783,781)	$160,441
Deutsche Bank AG	$(43,465,656)	$386,770
Goldman Sachs Bank USA	$101,804,531	$(239,219)
Greenwich Capital Markets	$(4,359,472)	$(55,644)
JPMorgan Chase Bank, N.A.	$(42,312)	$405,105
Morgan Stanley Capital Services, Inc.	$(122,215,656)	$(378,492)
Nomura Securities International, Inc.	$42,400,000	$(417,375)
Royal Bank of Scotland Plc	$(16,084,000)	$35,477

24	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

Counterparty	Value	Unrealized Appreciation (Depreciation)
UBS AG	$16,892	$33,446
Wells Fargo & Co.	$(48,539,906)	$321,730

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

(h)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	43,027,723	43,027,723	$215	$47,861

(j)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Bank Plc	0.02%	6/30/11	7/05/11	$96,675,962	$96,675,694
BNP Paribas	(0.40)%	6/30/11	7/01/11	$67,994,245	67,995,000
Deutsche Bank AG	(0.08)%	6/30/11	7/01/11	$16,492,738	16,492,775
Deutsche Bank AG	0.03%	6/30/11	7/01/11	$21,358,618	21,358,600

Total					$202,522,069

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
462	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2011	$101,336,812	$5,822
548	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2011	$65,319,032	(281,257)

Total					$(275,435)

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
47	Euro Dollar Futures	Chicago Mercantile	September 2011	$11,709,462	$(4,622)
45	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2011	$5,504,766	21,509
269	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2011	$33,095,406	406,660
66	Ultra Treasury Bonds	Chicago Board Options	September 2011	$8,332,500	188,028
47	Euro Dollar Futures	Chicago Mercantile	December 2011	$11,700,650	(9,086)
47	Euro Dollar Futures	Chicago Mercantile	March 2012	$11,693,012	(31,392)
41	Euro Dollar Futures	Chicago Mercantile	June 2012	$10,186,962	(1,267)
40	Euro Dollar Futures	Chicago Mercantile	September 2012	$9,918,000	(56,475)
40	Euro Dollar Futures	Chicago Mercantile	December 2012	$9,893,000	16,588
40	Euro Dollar Futures	Chicago Mercantile	March 2013	$9,868,000	(69,475)
33	Euro Dollar Futures	Chicago Mercantile	June 2013	$8,119,238	(7,302)
31	Euro Dollar Futures	Chicago Mercantile	September 2013	$7,607,013	(54,470)
31	Euro Dollar Futures	Chicago Mercantile	December 2013	$7,586,088	(52,532)
31	Euro Dollar Futures	Chicago Mercantile	March 2014	$7,566,325	(49,582)
3	Euro Dollar Futures	Chicago Mercantile	June 2014	$730,275	3,194

Total					$299,776

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.95%(a)	3-month LIBOR	Deutsche Bank AG	2/24/13	USD	9,000	$(83,459)
0.97%(a)	3-month LIBOR	Deutsche Bank AG	3/30/13	USD	48,400	(434,060)
0.65%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/22/13	USD	32,200	19,384
0.65%(a)	3-month LIBOR	UBS AG	6/22/13	USD	25,800	14,914
0.67%(a)	3-month LIBOR	Bank of America, N.A.	6/29/13	USD	14,200	4,153

BLACKROCK FUNDS II	JUNE 30, 2011	25

Schedule of Investments (continued)	BlackRock Government Income Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.71%(a)	3-month LIBOR	Citibank, N.A.	7/01/13	USD	47,900	$(23,326)
0.71%(a)	3-month LIBOR	Deutsche Bank AG	7/01/13	USD	50,700	(17,136)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	9,000	(82,364)
1.41%(b)	3-month LIBOR	Deutsche Bank AG	3/29/14	USD	2,800	40,599
1.01%(b)	3-month LIBOR	Deutsche Bank AG	6/23/14	USD	13,400	(36,592)
2.46%(a)	3-month LIBOR	Deutsche Bank AG	4/04/16	USD	5,800	(176,134)
2.26%(b)	3-month LIBOR	Deutsche Bank AG	5/03/16	USD	1,900	33,902
2.06%(a)	3-month LIBOR	Citibank, N.A.	5/11/16	USD	12,500	(94,003)
1.78%(b)	3-month LIBOR	Deutsche Bank AG	6/14/16	USD	3,600	(33,669)
2.31%(b)	3-month LIBOR	Credit Suisse International	8/23/16	USD	9,500	84,673
2.58%(b)	3-month LIBOR	Bank of America, N.A.	7/01/18	USD	29,700	(157,594)
3.66%(b)	3-month LIBOR	Citibank, N.A.	12/17/20	USD	7,700	323,695
3.79%(b)	3-month LIBOR	Deutsche Bank AG	2/14/21	USD	2,700	172,758
3.58%(a)	3-month LIBOR	Citibank, N.A.	4/04/21	USD	9,600	(371,782)
3.39%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/04/21	USD	3,100	(55,722)
3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	16,860	(103,320)
4.01%(b)	3-month LIBOR	Goldman Sachs Bank USA	5/18/21	USD	17,500	567,776
3.18%(b)	3-month LIBOR	Citibank, N.A.	5/19/21	USD	4,500	(8,441)
3.27%(b)	3-month LIBOR	UBS AG	5/20/21	USD	5,800	34,591
3.10%(b)	3-month LIBOR	Citibank, N.A.	6/07/21	USD	6,800	(75,993)
3.15%(a)	3-month LIBOR	Deutsche Bank AG	6/07/21	USD	3,300	23,772
3.06%(b)	3-month LIBOR	Deutsche Bank AG	6/10/21	USD	900	(13,344)
3.06%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/13/21	USD	3,800	(59,466)
3.06%(b)	3-month LIBOR	Deutsche Bank AG	6/14/21	USD	3,300	(49,990)
3.09%(b)	3-month LIBOR	Citibank, N.A.	6/15/21	USD	1,000	(12,966)
3.06%(b)	3-month LIBOR	Citibank, N.A.	6/15/21	USD	600	(9,367)
3.12%(a)	3-month LIBOR	Deutsche Bank AG	6/23/21	USD	4,400	49,051
3.10%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/24/21	USD	2,500	(32,775)
3.10%(b)	3-month LIBOR	Citibank, N.A.	6/30/21	USD	1,700	(23,388)
3.25%(a)	3-month LIBOR	Credit Suisse International	7/05/21	USD	500	–
5.15%(a)	3-month LIBOR	Royal Bank of Scotland Plc	2/12/24	USD	1,000	(57,493)
4.34%(a)	3-month LIBOR	Citibank, N.A.	4/14/41	USD	2,200	(124,916)
4.35%(a)	3-month LIBOR	Deutsche Bank AG	4/14/41	USD	1,600	(94,954)
4.02%(a)	3-month LIBOR	UBS AG	7/01/41	USD	1,400	13,783
4.06%(a)	3-month LIBOR	Deutsche Bank AG	7/05/41	USD	1,700	–

Total						$(849,203)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of June 30, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Barclays Bank Plc	1/12/38	USD	23,154	$(15,475)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Barclays Bank Plc	1/12/38	USD	4,519	(32,011)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Citibank, N.A.	1/12/38	USD	4,891	(1,811)

26	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock Government Income Portfolio

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Deutsche Bank AG	1/12/38	USD	23,154	$(275,283)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/38	USD	11,608	2,957
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Royal Bank of Scotland Plc	1/12/38	USD	1,764	29,696
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Bank of America, N.A.	1/12/40	USD	5,889	(38,362)
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/40	USD	7,987	(66,274)

Total							$(396,563)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$491,346	$419	$491,765
Non-Agency Mortgage-Backed Securities	–	8,193	–	8,193
Project Loans	–	485	–	485
U.S. Government Sponsored Agency Securities	–	$1,623,532,790	–	$1,623,532,790
U.S. Treasury Obligations	–	389,130,724	–	389,130,724
Short-Term Securities	$43,027,723	–	–	43,027,723
Liabilities:
Investments:
TBA Sale Commitments	–	(1,055,427,361)	–	(1,055,427,361)

Total	$43,027,723	$957,736,177	$419	$1,000,764,319

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$1,261,655	$11,342,111	–	$12,603,766
Liabilities:
Interest rate contracts	(1,276,059)	(19,377,987)	–	(20,654,046)

Total	$(14,404)	$(8,035,876)	–	$(8,050,280)

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS II	JUNE 30, 2011	27

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
ARES CLO Funds, Series 2011-16A, Class E,
4.58%, 5/17/21(a)(b)	USD	1,500	$1,372,500
Carlyle Global Market Strategies, Series 2011-1A, Class IN,
0.00%, 8/10/21(a)		1,500	1,198,500
Fraser Sullivan CLO Ltd., Series 2011-5A, Class D,
4.36%, 2/23/21(a)(b)		6,425	5,461,250
Madison Park Funding I Ltd., Series 2007-5A, Class SUB,
0.00%, 2/26/21		1,000	1,160,000

Total Asset-Backed Securities – 0.2%			9,192,250

Collateralized Debt Obligations – 0.0%
EXUMR, Series 2006-4X, Class E,
4.25%, 12/22/11(b)		1,743	636,089

	Shares
Common Stocks
Auto Components – 2.1%
Delphi Corp., Class B(c)		4,094	93,143,050

Broadcasting – 0.1%
Belo Corp., Class A		743,235	5,596,560

Capital Markets – 0.1%
E*Trade Financial Corp.(c)		276,100	3,810,180
Freedom Pay, Inc.(c)		314,534	3,145

			3,813,325

Chemicals – 0.0%
Wellman Holdings, Inc.(c)		4,035	13,114

Commercial Banks – 0.2%
CIT Group, Inc.(c)		239,711	10,609,609

Communications Equipment – 0.1%
Loral Space & Communications, Inc.(c)		71,419	4,961,478

Diversified Financial Services – 0.1%
Adelphia Recovery Trust, Series ACC-1 INT		1,108,793	1,109
Adelphia Recovery Trust, Series ACC-4 INT(c)		2,414,212	241
Adelphia Recovery Trust, Series Arahova INT		242,876	2,429
Adelphia Recovery Trust, Series Frontiervision INT		131,748	4,940
Air Lease Corp.(c)		79,655	1,934,820
Bankruptcy Management Solutions, Inc.		2,929	29

			1,943,568

Electrical Equipment – 0.0%
SunPower Corp., Class B(c)		532	8,847

Hotels, Restaurants & Leisure – 0.0%
Buffets Restaurants Holdings, Inc.(c)		3,785	15,140

Machinery – 0.0%
Reunion Industries, Inc.(c)		8,341	1,501

Media – 1.2%
Charter Communications, Inc., Class A(c)		855,783	46,434,786
Clear Channel Outdoor Holdings, Inc., Class A(c)		130,158	1,653,007
HMH Holdings		541,811	2,438,149

			50,525,942

Metals & Mining – 0.1%
African Minerals Ltd.(c)		563,206	4,682,310

Oil, Gas & Consumable Fuels – 0.5%
Alpha Natural Resources, Inc.(c)		154,200	7,006,848
Marathon Oil Corp.		269,500	14,197,260

			21,204,108

Paper & Forest Products – 0.0%
Ainsworth Lumber Co. Ltd.(a)(c)		321,575	850,242
Ainsworth Lumber Co. Ltd.(c)		283,443	749,422
Western Forest Products, Inc.		83,810	63,436
Western Forest Products, Inc.(c)		301,922	228,527

			1,891,627

Software – 0.7%
kCAD Holdings I Ltd.(c)		1,087,372,018	14,976,375
Spansion, Inc., Class A(c)		739,286	14,246,041

			29,222,416

Total Common Stocks – 5.2%			227,632,595

	Par (000)
Corporate Bonds
Advertising – 0.5%
Affinion Group, Inc.,
7.88%, 12/15/18(a)	USD	12,205	11,411,675
Catalina Marketing Corp.,
10.50%, 10/01/15(a)(d)		4,318	4,571,683
Checkout Holding Corp.,
10.42%, 11/15/15(a)(e)		7,350	4,713,187

			20,696,545

Aerospace & Defense – 1.5%
Acquisition Co. Lanza Parent,
10.00%, 6/01/17(a)		4,104	4,339,980
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18(a)		7,500	7,687,500
7.13%, 3/15/21(a)		8,980	9,294,300
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17		4,290	4,525,950
Sequa Corp.:
11.75%, 12/01/15(a)		8,990	9,754,150
13.50%, 12/01/15(a)		25,625	27,738,593

			63,340,473

Airlines – 1.2%
Air Canada,
9.25%, 8/01/15(a)		8,990	9,203,513
American Airlines, Inc.,
7.50%, 3/15/16(a)		1,910	1,871,800
Continental Airlines 1999-1 Class B, Pass-Through Trust,
6.80%, 8/02/18		789	765,299
Delta Air Lines 2009-1 Series B, Pass-Through Trust,
9.75%, 12/17/16		3,896	4,129,956
National Air Cargo Group, Inc.:
12.38%, 8/16/15		6,822	7,128,108
12.38%, 8/16/15		6,890	7,199,301
U.S. Airways, Series 2011-1, Class C Pass Through Trust,
10.88%, 10/22/14		11,000	11,000,000
United Air Lines, Inc.,
12.75%, 7/15/12		12,325	13,311,112

			54,609,089

Auto Components – 0.6%
Allison Transmission, Inc.,
11.00%, 11/01/15(a)		4,936	5,256,840
Delphi Corp.,
6.13%, 5/15/21(a)		5,000	4,937,500
International Automotive Components Group SL,
9.13%, 6/01/18(a)		4,940	5,051,150

28	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		value
Corporate Bonds
Auto Components (concluded)
Pittsburgh Glass Works LLC,
8.50%, 4/15/16(a)	USD	2,130	$2,188,575
Stanadyne Corp.,
10.00%, 8/15/14		1,955	1,989,213
Stanadyne Holdings, Inc.,
12.00%, 2/15/15(f)		4,595	4,698,387

			24,121,665

Beverages – 0.1%
Cott Beverages, Inc.,
8.13%, 9/01/18		2,443	2,559,043

Biotechnology – 0.0%
STHI Holding Corp.,
8.00%, 3/15/18(a)		2,140	2,172,100

Building Products – 1.3%
Building Materials Corp. of America:
7.00%, 2/15/20(a)		2,500	2,618,750
6.75%, 5/01/21(a)		10,290	10,341,450
Calcipar SA,
6.88%, 5/01/18(a)		4,850	4,862,125
Interline Brands, Inc.,
7.00%, 11/15/18		2,640	2,673,000
Nortek, Inc.,
10.00%, 12/01/18(a)		6,000	6,000,000
Ryland Group, Inc.,
6.63%, 5/01/20		6,670	6,303,150
Shea Homes LP/Shea Homes Funding Corp.,
8.63%, 5/15/19(a)		16,535	16,286,975
Xefin Lux SCA,
8.00%, 6/01/18	EUR	3,947	5,709,464

			54,794,914

Capital Markets – 0.7%
American Capital Ltd.,
7.96%, 12/31/13(f)	USD	6,825	6,916,387
Boparan Finance Plc:
9.75%, 4/30/18(a)	EUR	1,733	2,400,033
9.88%, 4/30/18(a)	GBP	2,135	3,272,385
E*Trade Financial Corp.:
12.50%, 11/30/17(d)	USD	11,545	13,507,650
12.49%, 8/31/19(a)(e)(g)		589	786,315
Series A, 12.49%, 8/31/19(e)(g)		48	64,080
Lehman Brothers Holdings, Inc.:
0.00%, 9/26/11(c)(h)		5,500	1,416,250
0.00%, 11/16/11(c)(h)		1,000	257,500
0.00%, 8/01/15(c)(h)		5,675	1,482,594

			30,103,194

Chemicals – 3.2%
American Pacific Corp.,
9.00%, 2/01/15		3,250	3,185,000
Celanese U.S. Holdings LLC:
6.63%, 10/15/18		5,935	6,261,425
5.88%, 6/15/21		8,115	8,297,587
CF Industries, Inc.,
6.88%, 5/01/18		3,510	3,979,463
Chemtura Corp.,
7.88%, 9/01/18(a)		3,245	3,399,137
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20		12,917	13,239,925
Huntsman International LLC:
6.88%, 11/15/13(a)	EUR	2,690	3,959,439
8.63%, 3/15/21	USD	5,740	6,242,250
Ineos Finance Plc,
9.00%, 5/15/15(a)		3,960	4,158,000
Kinove German Bondco GmbH,
10.00%, 6/15/18	EUR	9,136	13,778,590
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
6.75%, 3/01/19	USD	1,535	1,535,000
MacDermid, Inc.,
9.50%, 4/15/17(a)		5,230	5,439,200
Momentive Performance Materials, Inc.:
12.50%, 6/15/14		3,785	4,116,187
11.50%, 12/01/16		6,525	6,949,125
9.00%, 1/15/21		19,855	20,252,100
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.,
8.38%, 3/01/18(a)		4,545	4,601,813
NOVA Chemicals Corp.,
8.63%, 11/01/19		5,390	6,003,113
Omnova Solutions, Inc.,
7.88%, 11/01/18(a)		4,475	4,301,594
OXEA Finance & Cy SCA,
9.50%, 7/15/17(a)		5,470	5,709,313
PolyOne Corp.,
7.38%, 9/15/20		2,020	2,115,950
Solutia, Inc.,
8.75%, 11/01/17		3,630	3,938,550
TPC Group LLC,
8.25%, 10/01/17(a)		3,405	3,532,687
Wellman Holdings, Inc.,
10.00%, 2/15/19(a)		2,690	3,739,100

			138,734,548

Commercial Banks – 2.5%
CIT Group, Inc.:
7.00%, 5/01/14		268	271,028
7.00%, 5/01/16		31,111	30,994,410
7.00%, 5/01/17		70,754	70,576,624
6.63%, 4/01/18(a)		5,898	6,148,665

			107,990,727

Commercial Services & Supplies – 3.5%
ALBA Group Plc & Co. KG,
8.00%, 5/15/18(a)	EUR	894	1,296,441
American Rock Salt Co. LLC/American Rock Capital Corp.,
8.25%, 5/01/18(a)	USD	2,048	2,055,680
ARAMARK Corp., Senior Unsecured Notes,
8.50%, 2/01/15		2,240	2,326,800
Aviation Capital Group Corp.,
6.75%, 4/06/21(a)		6,230	6,146,207
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
9.63%, 3/15/18		4,660	4,974,550
8.25%, 1/15/19		14,530	14,711,625
B-Corp Merger Sub, Inc.,
8.25%, 6/01/19(a)		3,155	3,123,450
Brickman Group Holdings, Inc.,
9.13%, 11/01/18(a)		4,735	4,770,513
Casella Waste Systems, Inc.,
7.75%, 2/15/19(a)		8,612	8,633,530
Clean Harbors, Inc.,
7.63%, 8/15/16(a)		4,090	4,335,400
Darling International, Inc.,
8.50%, 12/15/18(a)		2,640	2,851,200
Griffon Corp.,
7.13%, 4/01/18(a)		5,890	5,912,087
Harland Clarke Holdings Corp.:
6.00%, 5/15/15(b)		1,120	935,200
9.50%, 5/15/15		1,125	1,027,969
The Hertz Corp.:
7.50%, 10/15/18(a)		6,350	6,540,500
6.75%, 4/15/19(a)		5,400	5,346,000
7.38%, 1/15/21(a)		9,940	10,113,950
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	1,520	2,336,495
8.50%, 7/31/15(a)		13,490	20,736,390
Interactive Data Corp.,
10.25%, 8/01/18(a)	USD	9,225	10,032,187
Mobile Mini, Inc.,
7.88%, 12/01/20		7,055	7,266,650
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
8.88%, 3/15/18		18,700	19,635,000
Polymer Group, Inc.,
7.75%, 2/01/19(a)		1,752	1,756,380
Reddy Ice Corp.,
11.25%, 3/15/15		4,080	4,171,800

			151,036,004

Computers & Peripherals – 0.5%
CDW LLC/CDW Finance Corp.:
11.00%, 10/12/15		143	150,507
11.50%, 10/12/15(d)		8,080	8,524,400
8.00%, 12/15/18(a)		11,520	12,182,400

			20,857,307

BLACKROCK FUNDS II	JUNE 30, 2011	29

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		value
Corporate Bonds
Construction & Engineering – 0.2%
Abengoa SA,
8.50%, 3/31/16	EUR	1,900	$2,796,630
Aguila 3 SA,
7.88%, 1/31/18(a)	USD	5,578	5,612,863

			8,409,493

Consumer Finance – 0.2%
Credit Acceptance Corp.:
9.13%, 2/01/17		8,015	8,576,050
9.13%, 2/01/17(a)		2,265	2,417,887

			10,993,937

Containers & Packaging – 1.4%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17(a)	EUR	4,065	5,924,367
9.25%, 10/15/20(a)		1,815	2,684,678
Ball Corp.:
7.38%, 9/01/19	USD	1,235	1,349,237
5.75%, 5/15/21		3,261	3,269,153
Berry Plastics Corp.:
8.25%, 11/15/15		3,585	3,782,175
9.75%, 1/15/21		5,030	4,866,525
Beverage Packaging Holdings Luxembourg II SA,
8.00%, 12/15/16	EUR	6,072	8,299,052
Crown European Holdings SA,
7.13%, 8/15/18(a)		3,145	4,674,766
Graphic Packaging International, Inc.:
9.50%, 6/15/17	USD	3,625	3,969,375
7.88%, 10/01/18		3,850	4,081,000
Greif, Inc.,
7.75%, 8/01/19		2,410	2,602,800
OI European Group BV,
6.88%, 3/31/17	EUR	1,595	2,313,002
Pregis Corp.,
12.38%, 10/15/13	USD	3,165	3,137,306
Rock-Tenn Co.,
9.25%, 3/15/16		1,810	1,954,800
Sealed Air Corp.,
7.88%, 6/15/17		6,445	6,974,244

			59,882,480

Diversified Financial Services – 6.3%
Ally Financial, Inc.:
8.00%, 3/15/20		2,982	3,168,375
7.50%, 9/15/20		3,300	3,448,500
8.00%, 11/01/31		12,550	13,403,124
FCE Bank Plc,
9.38%, 1/17/14	EUR	1,350	2,153,485
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	USD	37,490	40,495,161
General Motors Financial Co., Inc.,
6.75%, 6/01/18(a)		11,930	11,959,825
GMAC, Inc.,
8.00%, 11/01/31		35,060	37,952,450
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
8.88%, 2/01/18		5,030	5,231,200
Icahn Enterprises LP,
4.00%, 8/15/13(a)(b)(g)		2,155	2,071,601
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
8.00%, 1/15/18		39,930	40,528,950
KKR Group Finance Co. LLC,
6.38%, 9/29/20(a)		6,545	6,921,508
Leucadia National Corp.:
8.13%, 9/15/15		7,575	8,351,437
7.13%, 3/15/17		2,430	2,521,125
QHP Royalty Sub LLC,
10.25%, 3/15/15(a)		3,127	3,195,076
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
8.50%, 10/15/16(a)	EUR	3,550	5,328,243
8.50%, 10/15/16		3,184	4,778,909
7.75%, 10/15/16(a)	USD	6,686	6,970,155
7.13%, 4/15/19(a)		7,585	7,528,113
9.00%, 4/15/19(a)		12,360	12,205,500
6.88%, 2/15/21(a)		4,450	4,338,750
8.25%, 2/15/21(a)		19,060	17,821,100
Smurfit Kappa Acquisitions:
7.25%, 11/15/17(a)	EUR	2,892	4,288,219
7.75%, 11/15/19(a)		3,979	5,957,710
Springleaf Finance Corp.,
6.90%, 12/15/17	USD	13,470	12,358,725
UPCB Finance II Ltd.,
6.38%, 7/01/20	EUR	9,834	13,490,768

			276,468,009

Diversified Telecommunication Services – 5.9%
Avaya, Inc.:
9.75%, 11/01/15	USD	4,110	4,192,200
10.13%, 11/01/15(d)		9,170	9,422,175
7.00%, 4/01/19(a)		5,310	5,137,425
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12		7,135	6,760,413
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/01/15(a)		9,934	10,641,797
Digicel Group Ltd.:
8.88%, 1/15/15(a)		10,605	10,843,613
9.13%, 1/15/15(a)(d)		5,321	5,440,723
10.50%, 4/15/18(a)		4,600	5,152,000
Digicel Ltd.,
8.25%, 9/01/17(a)		10,790	11,194,625
EH Holding Corp.,
6.50%, 6/15/19(a)		6,020	6,125,350
GCI, Inc.,
6.75%, 6/01/21(a)		4,800	4,800,000
GeoEye, Inc.,
9.63%, 10/01/15		1,510	1,706,300
Intelsat Jackson Holdings SA:
11.25%, 6/15/16		2,500	2,650,000
7.25%, 10/15/20(a)		3,835	3,815,825
7.50%, 4/01/21(a)		2,300	2,285,625
Intelsat Luxembourg SA:
11.25%, 2/04/17		5,320	5,712,350
11.50%, 2/04/17(d)		7,940	8,535,500
11.50%, 2/04/17(a)(d)		17,650	18,973,750
ITC Deltacom, Inc.,
10.50%, 4/01/16		3,310	3,458,950
Level 3 Escrow, Inc.,
8.13%, 7/01/19(a)		21,680	21,788,400
Level 3 Financing, Inc.:
9.25%, 11/01/14		1,627	1,673,776
8.75%, 2/15/17		17,340	17,686,800
10.00%, 2/01/18		1,520	1,632,100
Phones4U Finance Plc,
9.50%, 4/01/18	GBP	4,995	7,615,917
ProtoStar I Ltd.,
18.00%, 10/15/12(a)(c)(g)(h)	USD	10,499	5,249
Qwest Communications International, Inc.:
7.50%, 2/15/14		3,296	3,345,440
Series B, 7.50%, 2/15/14		6,461	6,557,915
8.00%, 10/01/15		5,380	5,850,750
Qwest Corp.,
7.50%, 6/15/23		709	709,886
Sprint Capital Corp.,
6.88%, 11/15/28		26,620	25,222,450
Sunrise Communications Holdings SA,
8.50%, 12/31/18(a)	EUR	2,027	3,071,747
Sunrise Communications International SA:
7.00%, 12/31/17		398	588,706
7.00%, 12/31/17(a)		1,395	2,063,430
TW Telecom Holdings, Inc.,
8.00%, 3/01/18	USD	2,960	3,156,100
West Corp.,
8.63%, 10/01/18(a)		1,400	1,414,000
Windstream Corp.,
7.88%, 11/01/17		12,805	13,589,306
Ziggo Finance BV,
6.13%, 11/15/17(a)	EUR	9,560	13,620,900

			256,441,493

Electric Utilities – 2.4%
The AES Corp.:
9.75%, 4/15/16	USD	11,145	12,649,575

30	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		value
Corporate Bonds
Electric Utilities (concluded)
7.38%, 7/01/21(a)	USD	7,835	$7,952,525
Energy Future Holdings Corp.,
10.00%, 1/15/20		34,860	37,002,496
Energy Future Holdings Corp., Series R,
6.55%, 11/15/34		5,580	2,734,200
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20		25,726	27,435,750
FPL Energy National Wind Portfolio LLC,
6.13%, 3/25/19(a)		344	335,100
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
10.25%, 11/01/15		11,645	7,045,225
The Tokyo Electric Power Co., Inc.,
4.50%, 3/24/14	EUR	9,100	11,052,017

			106,206,888

Energy Equipment & Services – 0.9%
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
5.88%, 4/15/21(a)	USD	4,874	4,813,075
Cie Generale de Geophysique - Veritas:
9.50%, 5/15/16		2,095	2,288,787
7.75%, 5/15/17		4,265	4,392,950
6.50%, 6/01/21(a)		2,165	2,089,225
Copano Energy LLC/Copano Energy Finance Corp.,
7.13%, 4/01/21		4,585	4,527,687
Elster Finance BV,
6.25%, 4/15/18(a)	EUR	1,410	2,029,387
Forbes Energy Services Ltd.,
9.00%, 6/15/19(a)	USD	5,410	5,328,850
Infinis Plc,
9.13%, 12/15/14(a)	GBP	2,510	4,204,684
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
6.75%, 11/01/20	USD	2,830	2,886,600
Oil States International, Inc.,
6.50%, 6/01/19(a)		4,995	5,019,975

			37,581,220

Food Products – 0.4%
BI-LO LLC/BI-LO Finance Corp.,
9.25%, 2/15/19(a)		2,500	2,531,250
Blue Merger Sub, Inc.,
7.63%, 2/15/19(a)		12,840	12,968,400
JBS USA LLC/JBS USA Finance, Inc.:
11.63%, 5/01/14		1,475	1,696,250
7.25%, 6/01/21(a)		1,945	1,891,513

			19,087,413

Health Care Equipment & Supplies – 0.9%
DJO Finance LLC/DJO Finance Corp.:
10.88%, 11/15/14		16,275	17,332,875
7.75%, 4/15/18(a)		3,660	3,646,275
HCA Holdings, Inc.,
7.75%, 5/15/21(a)(i)		2,000	2,075,000
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19(a)		14,485	14,303,937
Ontex IV SA,
7.50%, 4/15/18(a)	EUR	2,180	3,066,504

			40,424,591

Health Care Providers & Services – 2.7%
Aviv Healthcare Properties LP,
7.75%, 2/15/19(a)	USD	4,505	4,606,363
Crown Newco 3 Plc,
7.00%, 2/15/18(a)	GBP	5,153	7,897,429
Gentiva Health Services, Inc.,
11.50%, 9/01/18	USD	1,515	1,598,325
HCA, Inc.:
8.50%, 4/15/19		4,095	4,524,975
7.88%, 2/15/20		15,955	17,311,175
7.25%, 9/15/20		30,015	32,228,606
Symbion, Inc.,
8.00%, 6/15/16(a)		5,385	5,263,837
Teleflex, Inc.,
6.88%, 6/01/19		4,565	4,622,063
Tenet Healthcare Corp.:
9.00%, 5/01/15		12,849	13,780,553
10.00%, 5/01/18		13,734	15,605,257
8.88%, 7/01/19		8,765	9,674,369

			117,112,952

Health Care Technology – 0.6%
IMS Health, Inc.,
12.50%, 3/01/18(a)		21,740	25,924,950

Hotels, Restaurants & Leisure – 1.8%
Cirsa Funding Luxembourg SA,
8.75%, 5/15/18	EUR	642	944,967
Diamond Resorts Corp.,
12.00%, 8/15/18(a)	USD	11,450	12,137,000
Eldorado Resorts LLC/Eldorado Capital Corp.,
8.63%, 6/15/19(a)		4,610	4,287,300
Enterprise Inns Plc,
6.50%, 12/06/18	GBP	2,882	3,954,788
Fontainebleau Las Vegas Holdings LLC,
10.25%, 6/15/15(a)(c)(h)	USD	2,115	1,057
Harrah’s Operating Co., Inc.:
11.25%, 6/01/17		2,810	3,101,537
10.00%, 12/15/18		17,660	15,938,150
MGM Resorts International:
13.00%, 11/15/13		2,410	2,861,875
10.38%, 5/15/14		10,130	11,497,550
NAI Entertainment Holdings LLC,
8.25%, 12/15/17(a)		10,627	11,397,457
Regal Entertainment Group,
9.13%, 8/15/18		4,520	4,678,200
Scientific Games Corp.,
8.13%, 9/15/18		1,735	1,800,063
Scientific Games International, Inc.,
9.25%, 6/15/19		185	199,569
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
8.63%, 4/15/16(a)		1,695	1,745,850
Travelport LLC:
9.88%, 9/01/14		934	859,280
11.88%, 9/01/16		1,000	860,000
Travelport LLC/Travelport, Inc.,
9.00%, 3/01/16		1,240	1,106,700
Waterford Gaming LLC,
8.63%, 9/15/14(a)		3,189	1,913,672

			79,285,015

Household Durables – 1.2%
Beazer Homes USA, Inc.:
8.13%, 6/15/16		2,265	1,987,537
12.00%, 10/15/17		13,050	14,452,875
9.13%, 6/15/18		5,400	4,657,500
9.13%, 5/15/19(a)		2,370	2,038,200
Jarden Corp.,
7.50%, 5/01/17		5,000	5,193,750
Pulte Group, Inc.,
6.38%, 5/15/33		660	544,500
Standard Pacific Corp.:
10.75%, 9/15/16		8,045	9,110,963
8.38%, 5/15/18		2,870	2,844,887
8.38%, 1/15/21		12,735	12,480,300

			53,310,512

Household Products – 0.2%
American Standard Americas,
10.75%, 1/15/16(a)		6,340	6,094,325
Ideal Standard International SA,
11.75%, 5/01/18(a)	EUR	1,866	2,651,875

			8,746,200

BLACKROCK FUNDS II	JUNE 30, 2011	31

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		value
Corporate Bonds
Independent Power Producers & Energy Traders – 1.1%
Calpine Corp.:
7.25%, 10/15/17(a)	USD	4,030	$4,090,450
7.50%, 2/15/21(a)		4,970	5,069,400
7.88%, 1/15/23(a)		10,050	10,351,500
Ipalco Enterprises, Inc.,
7.25%, 4/01/16(a)		2,410	2,671,545
NRG Energy, Inc.,
7.63%, 1/15/18(a)		27,185	27,252,963

			49,435,858

Industrial Conglomerates – 0.1%
Koppers, Inc.,
7.88%, 12/01/19		3,950	4,216,625

Insurance – 0.7%
Americo Life, Inc.,
7.88%, 5/01/13(a)		6,000	6,327,516
CNO Financial Group, Inc.,
9.00%, 1/15/18(a)		6,493	6,882,580
Genworth Financial, Inc.,
7.63%, 9/24/21		5,615	5,680,280
ING Verzekeringen NV,
6.38%, 5/07/27(b)	EUR	6,000	7,966,849
USI Holdings Corp.,
4.14%, 11/15/14(a)(b)	USD	1,760	1,636,800

			28,494,025

Machinery – 1.0%
Boart Longyear Management Pty Ltd.,
7.00%, 4/01/21(a)		2,800	2,863,000
KION Finance SA,
7.88%, 4/15/18(a)	EUR	2,403	3,388,900
Navistar International Corp.:
3.00%, 10/15/14(g)	USD	21,070	27,575,363
8.25%, 11/01/21		1,210	1,294,700
Oshkosh Corp.,
8.25%, 3/01/17		4,945	5,303,513
Titan International, Inc.,
7.88%, 10/01/17(a)		4,715	4,927,175

			45,352,651

Media – 8.7%
AMC Entertainment, Inc.:
8.75%, 6/01/19		2,840	2,996,200
9.75%, 12/01/20(a)		735	751,537
AMC Networks, Inc.,
7.75%, 7/15/21(a)		7,620	7,962,900
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		19,442	22,892,618
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25%, 10/30/17		500	518,125
7.88%, 4/30/18		1,060	1,116,975
6.50%, 4/30/21		13,273	13,090,496
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15(a)		11,876	10,747,780
Central European Media Enterprises Ltd.,
11.63%, 9/15/16(a)	EUR	3,651	5,612,199
CET 21 Spol SRO,
9.00%, 11/01/17(a)		1,719	2,642,391
Citadel Broadcasting Corp.,
7.75%, 12/15/18(a)	USD	5,895	6,263,437
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		27,919	30,361,913
9.25%, 12/15/17		96,399	105,074,910
CMP Susquehanna Radio Holdings Corp.,
3.26%, 5/15/14(b)		320	304,000
Cumulus Media, Inc.,
7.75%, 5/01/19(a)		5,345	5,157,925
DISH DBS Corp.,
6.75%, 6/01/21(a)		10,790	11,059,750
Gray Television, Inc.,
10.50%, 6/29/15		12,240	12,729,600
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG,
7.50%, 3/15/19(a)	EUR	9,248	13,813,394
Kabel Deutschland Vertrieb und Service GmbH & Co. KG,
6.50%, 6/29/18(a)		5,340	7,720,612
Live Nation Entertainment, Inc.,
8.13%, 5/15/18(a)	USD	9,075	9,165,750
Musketeer GmbH,
9.50%, 3/15/21(a)	EUR	5,915	9,156,679
Nielsen Finance LLC/Nielsen Finance Co.:
11.63%, 2/01/14	USD	391	456,493
7.75%, 10/15/18(a)		25,390	26,659,500
Odeon & UCI Finco PLC,
9.00%, 8/01/18(a)	GBP	3,267	4,971,102
ProQuest LLC/ProQuest Notes Co.,
9.00%, 10/15/18(a)	USD	5,155	5,283,875
Sinclair Television Group, Inc.,
9.25%, 11/01/17(a)		3,100	3,402,250
Unitymedia GmbH:
9.63%, 12/01/19	EUR	1,475	2,320,797
9.63%, 12/01/19		5,475	8,614,483
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
8.13%, 12/01/17(a)	USD	6,420	6,821,250
8.13%, 12/01/17	EUR	7,102	10,788,226
8.13%, 12/01/17		3,169	4,813,840
Univision Communications, Inc.,
6.88%, 5/15/19(a)	USD	835	826,650
UPC Holding BV,
9.88%, 4/15/18(a)		4,800	5,328,000
Virgin Media Secured Finance Plc,
7.00%, 1/15/18	GBP	7,045	11,957,063
Ziggo Bond Co. BV:
8.00%, 5/15/18	EUR	600	894,022
8.00%, 5/15/18(a)		3,771	5,618,931

			377,895,673

Metals & Mining – 3.1%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19	USD	8,460	8,438,850
6.25%, 6/01/21		25,625	25,753,125
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/01/15(a)		12,535	12,785,700
Goldcorp, Inc.,
2.00%, 8/01/14(g)		5,855	7,333,387
JMC Steel Group,
8.25%, 3/15/18(a)		2,895	2,938,425
Newmont Mining Corp.,
1.25%, 7/15/14(g)		4,390	5,717,975
Novelis, Inc.,
8.75%, 12/15/20		45,160	48,772,800
RathGibson, Inc.,
11.25%, 2/15/14(c)(h)		891	89
Ryerson, Inc.:
7.65%, 11/01/14(b)		1,565	1,541,525
12.00%, 11/01/15		610	648,125
Steel Dynamics, Inc.,
7.38%, 11/01/12		3,115	3,286,325
Taseko Mines Ltd.,
7.75%, 4/15/19		4,770	4,805,775
United States Steel Corp.,
7.38%, 4/01/20		2,610	2,681,775
Vulcan Materials Co.:
6.50%, 12/01/16		4,250	4,223,829
7.50%, 6/15/21		4,763	4,756,703

			133,684,408

Multiline Retail – 0.8%
Asbury Automotive Group, Inc.,
8.38%, 11/15/20(a)		5,680	5,779,400
Dollar General Corp.,
11.88%, 7/15/17(d)		24,428	27,847,920
Rite Aid Corp.,
9.75%, 6/12/16		2,300	2,538,625

			36,165,945

Oil, Gas & Consumable Fuels – 11.0%
Arch Coal, Inc.:
8.75%, 8/01/16		2,030	2,202,550
7.25%, 10/01/20		3,815	3,881,763
7.25%, 6/15/21(a)		15,215	15,234,019
Arch Western Finance LLC,
6.75%, 7/01/13		2,444	2,447,055
Berry Petroleum Co.,
6.75%, 11/01/20		760	763,800
Bill Barrett Corp.,
9.88%, 7/15/16		410	459,200

32	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Calfrac Holdings LP,
7.50%, 12/01/20(a)	USD	2,665	$2,691,650
Carrizo Oil & Gas, Inc.,
8.63%, 10/15/18		2,410	2,482,300
Chesapeake Energy Corp.:
6.63%, 8/15/20		15,256	16,056,940
6.88%, 11/15/20		300	316,875
6.13%, 2/15/21		8,225	8,327,813
2.25%, 12/15/38(g)		5,100	4,621,875
Clayton Williams Energy, Inc.,
7.75%, 4/01/19(a)		4,420	4,331,600
Coffeyville Resources LLC/Coffeyville Finance, Inc.,
9.00%, 4/01/15(a)		2,461	2,670,185
Concho Resources, Inc.,
7.00%, 1/15/21		4,400	4,554,000
Connacher Oil and Gas Ltd.,
8.50%, 8/01/19(a)		7,370	7,001,500
Consol Energy, Inc.,
8.25%, 4/01/20		16,275	17,739,750
Continental Resources, Inc.:
8.25%, 10/01/19		3,000	3,277,500
7.13%, 4/01/21		3,550	3,745,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
7.75%, 4/01/19(a)		2,650	2,630,125
Crosstex Energy LP/Crosstex Energy Finance Corp.,
8.88%, 2/15/18		860	915,900
Denbury Resources, Inc.:
9.75%, 3/01/16		3,385	3,782,737
8.25%, 2/15/20		8,091	8,819,190
Drummond Co., Inc.:
9.00%, 10/15/14(a)		7,325	7,709,563
7.38%, 2/15/16		5,125	5,265,937
Encore Acquisition Co.,
9.50%, 5/01/16		275	305,594
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17(a)		6,555	6,981,075
7.75%, 6/15/19(a)		10,285	10,233,575
EV Energy Partners LP/EV Energy Finance Corp.,
8.00%, 4/15/19(a)		5,650	5,671,187
Exterran Holdings, Inc.,
7.25%, 12/01/18(a)		4,700	4,747,000
Forest Oil Corp.:
8.50%, 2/15/14		8,595	9,325,575
7.25%, 6/15/19		3,000	3,060,000
Foundation Pennsylvania Coal Co. LLC,
7.25%, 8/01/14		3,225	3,273,375
Frac Tech Services LLC/Frac Tech Finance, Inc.,
7.13%, 11/15/18(a)		21,165	21,482,475
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75%, 11/01/15(a)		6,530	6,725,900
8.00%, 2/15/20(a)		6,650	7,148,750
7.63%, 4/15/21(a)		12,445	13,005,025
James River Escrow, Inc.,
7.88%, 4/01/19(a)		9,605	9,508,950
Key Energy Services, Inc.,
6.75%, 3/01/21		6,375	6,375,000
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19(a)		3,750	3,712,500
8.63%, 4/15/20		14,595	15,835,575
7.75%, 2/01/21(a)		7,995	8,314,800
MEG Energy Corp.,
6.50%, 3/15/21(a)		15,165	15,240,825
New World Resources NV,
7.88%, 5/01/18	EUR	6,336	9,463,848
Oasis Petroleum, Inc.,
7.25%, 2/01/19(a)	USD	7,345	7,289,913
OGX Petroleo e Gas Participacoes SA,
8.50%, 6/01/18(a)		58,445	60,110,683
Overseas Shipholding Group, Inc.,
8.75%, 12/01/13		3,980	4,079,500
Peabody Energy Corp.,
6.50%, 9/15/20		2,250	2,418,750
Penn Virginia Corp.,
7.25%, 4/15/19		2,335	2,259,113
Petrohawk Energy Corp.:
10.50%, 8/01/14		8,875	9,984,375
7.88%, 6/01/15		11,635	12,187,663
7.25%, 8/15/18		2,619	2,687,749
6.25%, 6/01/19(a)		13,385	13,083,837
Plains Exploration & Production Co.,
7.75%, 6/15/15		5,035	5,217,519
Range Resources Corp.:
8.00%, 5/15/19		5,890	6,390,650
6.75%, 8/01/20		2,630	2,722,050
5.75%, 6/01/21		11,630	11,426,475
SandRidge Energy, Inc.,
7.50%, 3/15/21(a)		14,520	14,701,500
SM Energy Co.,
6.63%, 2/15/19(a)		9,550	9,573,875
Swift Energy Co.,
7.13%, 6/01/17		2,375	2,404,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6.88%, 2/01/21(a)		3,555	3,519,450
Teekay Corp.,
8.50%, 1/15/20		6,040	6,236,300
Thermon Industries, Inc.,
9.50%, 5/01/17		4,229	4,535,603
Trafigura Beheer BV,
6.38%, 4/08/15	EUR	1,490	2,076,078
Whiting Petroleum Corp.,
6.50%, 10/01/18	USD	4,905	5,101,200

			480,347,076

Paper & Forest Products – 2.1%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15(a)(d)		2,662	2,449,291
Boise Cascade LLC,
7.13%, 10/15/14		2,679	2,652,210
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
8.00%, 4/01/20		2,640	2,772,000
Boise Paper Holdings LLC/Boise Finance Co.,
9.00%, 11/01/17		1,075	1,169,063
Cascades, Inc.,
7.75%, 12/15/17		4,885	5,092,613
Clearwater Paper Corp.:
10.63%, 6/15/16		3,750	4,204,687
7.13%, 11/01/18		3,215	3,295,375
GCL Holdings SCA,
9.38%, 4/15/18(a)	EUR	3,989	5,857,567
Georgia-Pacific LLC,
8.25%, 5/01/16(a)	USD	12,675	14,367,860
Longview Fibre Paper & Packaging, Inc.,
8.00%, 6/01/16(a)		5,360	5,386,800
NewPage Corp.,
11.38%, 12/31/14		34,471	32,144,207
PH Glatfelter Co.,
7.13%, 5/01/16		1,510	1,557,187
Sappi Papier Holding GmbH,
6.63%, 4/15/21(a)		2,015	1,959,587
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.50%, 7/01/14		6,359	6,772,335
Series B, 4.02%, 8/01/14(b)		565	521,213

			90,201,995

Pharmaceuticals – 1.4%
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		4,645	5,034,019
ConvaTec Healthcare E SA:
7.38%, 12/15/17(a)	EUR	4,800	6,960,759
10.50%, 12/15/18(a)	USD	4,065	4,207,275
Endo Pharmaceuticals Holdings, Inc.,
7.00%, 7/15/19(a)		2,670	2,736,750
inVentiv Health, Inc.:
10.00%, 8/15/18(a)		8,420	8,251,600
10.00%, 8/15/18		5,340	5,073,000
Omnicare, Inc.:
6.13%, 6/01/13		278	278,000
6.88%, 12/15/15		1,918	1,963,553
7.75%, 6/01/20		8,785	9,323,081

BLACKROCK FUNDS II	JUNE 30, 2011	33

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		value
Corporate Bonds
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International:
6.50%, 7/15/16(a)	USD	11,850	$11,716,687
6.75%, 10/01/17(a)		4,335	4,248,300

			59,793,024

Professional Services – 0.3%
FTI Consulting, Inc.:
7.75%, 10/01/16		2,905	3,035,725
6.75%, 10/01/20		8,020	8,100,200

			11,135,925

Real Estate Investment Trusts (REITs) – 0.6%
Felcor Lodging LP,
6.75%, 6/01/19(a)		21,595	20,731,200
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22(a)		5,425	5,350,406
The Rouse Co. LP,
6.75%, 11/09/15		1,260	1,299,375

			27,380,981

Real Estate Management & Development – 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
13.23%, 6/30/15(a)(j)		2,878	1,741,311
IVG Immobilien AG,
8.00%, 5/29/49(b)	EUR	1,300	1,602,425
Realogy Corp.:
11.50%, 4/15/17	USD	17,310	17,569,650
12.00%, 4/15/17		4,450	4,405,500
7.88%, 2/15/19(a)		31,450	31,135,500
Tropicana Entertainment LLC/Tropicana Finance Corp.,
9.63%, 12/15/14(c)(h)		685	69
The Unique Pub Finance Co. Plc,
5.66%, 6/30/27	GBP	5,250	6,193,124

			62,647,579

Road & Rail – 0.1%
Florida East Coast Railway Corp.,
8.13%, 2/01/17(a)	USD	3,810	3,933,825

Semiconductors & Semiconductor Equipment – 0.2%
Linear Technology Corp.,
3.00%, 5/01/27(g)		7,190	7,612,413

Software – 2.5%
Eagle Parent, Inc.,
8.63%, 5/01/19(a)		16,980	16,364,475
First Data Corp.:
9.88%, 9/24/15		2,645	2,717,737
9.88%, 9/24/15		5,175	5,252,625
7.38%, 6/15/19(a)		12,460	12,553,450
8.88%, 8/15/20(a)		1,570	1,675,975
12.63%, 1/15/21(a)		42,018	44,959,260
MedAssets, Inc.,
8.00%, 11/15/18(a)		5,760	5,702,400
SoftBrands, Inc./Atlantis Merger Sub, Inc.,
11.50%, 7/15/18		5,520	5,086,294
Spansion LLC,
7.88%, 11/15/17(a)		4,550	4,641,000
SunGard Data Systems, Inc.:
7.38%, 11/15/18		5,100	5,100,000
7.63%, 11/15/20		6,370	6,433,700

			110,486,916

Specialty Retail – 1.1%
Claire’s Stores, Inc.,
8.88%, 3/15/19(a)		2,660	2,487,100
House of Fraser (Funding) Plc,
8.88%, 8/15/18(a)	GBP	4,415	6,837,875
Penske Automotive Group, Inc.,
7.75%, 12/15/16	USD	5,075	5,176,500
Petco Animal Supplies, Inc.,
9.25%,12/01/18(a)		5,470	5,811,875
Punch Taverns Finance Plc,
7.27%, 4/15/22	GBP	820	1,283,162
RSC Equipment Rental, Inc./RSC Holdings III LLC:
10.00%, 7/15/17(a)	USD	11,045	12,315,175
8.25%, 2/01/21		6,344	6,312,280
Sonic Automotive, Inc.,
9.00%, 3/15/18		5,100	5,367,750
Toys R US - Delaware, Inc.,
7.38%, 9/01/16(a)		4,000	4,040,000

			49,631,717

Textiles, Apparel & Luxury Goods – 0.0%
Phillips-Van Heusen Corp.,
7.38%, 5/15/20		2,000	2,140,000

Wireless Telecommunication Services – 1.3%
Cricket Communications, Inc.:
10.00%, 7/15/15		4,395	4,735,613
7.75%, 5/15/16		12,120	12,847,200
FiberTower Corp.:
9.00%, 1/01/16(a)		2,828	2,064,091
9.00%, 1/01/16		1,092	796,989
iPCS, Inc.,
2.40%, 5/01/13(b)		12,130	11,857,075
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		3,840	4,065,600
6.63%, 11/15/20		10,140	10,038,600
NII Capital Corp.,
7.63%, 4/01/21		5,269	5,506,105
NII Holdings, Inc.,
3.13%, 6/15/12(g)		1,000	1,001,250
SBA Telecommunications, Inc.,
8.00%, 8/15/16		3,090	3,286,987

			56,199,510

Total Corporate Bonds – 78.2%			3,407,646,908

Floating Rate Loan Interests(b)
Airlines – 0.1%
AWAS Finance Luxembourg S.à r.l., Term Loan B,
5.25%, 6/10/16		5,076	5,063,310
Northwest Airlines Corp., Trade Claim Participation,
0.00%, 12/31/49		8,100	10,125

			5,073,435

Chemicals – 0.1%
Styron S.à r.l., Term Loan,
6.00%, 8/02/17		5,107	5,100,286

Diversified Financial Services – 0.5%
Marsico Parent Co. LLC, Term Loan,
5.19% - 5.31%, 12/15/14		1,111	791,364
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan,
5.50%, 5/10/17		21,500	21,047,597

			21,838,961

Diversified Telecommunication Services – 1.0%
Hawaiian Telcom Communications, Inc., Term Loan,
9.00%, 10/28/15		3,646	3,735,172
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings Ltd.), Tranche Term Loan B,
5.25%, 4/02/18		37,925	38,027,701

			41,762,873

34	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests(b)
Electric Utilities – 0.0%
MACH Gen LLC, Synthetic L/C Loan (First Lien),
2.25%, 2/22/13	USD	460	$426,175

Energy Equipment & Services – 0.2%
Texas Competitive Electric Holdings Company, LLC (TXU), 2017 Term Loan (Extending),
4.69% - 4.77%, 10/10/17		10,241	7,975,407

Food & Staples Retailing – 0.2%
Volume Services America, Inc. (Centerplate), Term Loan B,
10.50% - 10.75%, 9/16/16		9,528	9,533,955

Food Products – 0.2%
Pierre Foods, Inc., Loan (Second Lien),
11.25%, 9/29/17		8,500	8,606,250

Health Care Providers & Services – 0.2%
Harden Healthcare LLC:
Tranche A additional Term Loan, 7.75%, 3/02/15		5,514	5,403,605
Tranche A Term Loan, 8.50%, 3/02/15		2,481	2,431,074

			7,834,679

Hotels, Restaurants & Leisure – 0.3%
Caesar’s Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-3 Loan,
3.25% - 3.27%, 1/28/15		4,523	4,058,119
Travelport LLC (FKA Travelport, Inc.), Loan,
8.26%, 3/27/12		14,001	9,800,742

			13,858,861

Media – 0.4%
HMH Publishing Co. Ltd. (AKA Education Media), Tranche A Term Loan,
6.03%, 6/12/14		5,318	4,796,432
Newsday LLC, Fixed Rate Term Loan,
10.50%, 8/01/13		12,180	12,865,125

			17,661,557

Multiline Retail – 0.2%
Hema Holding BV, Facility (Mezzanine),
4.72% - 5.00%, 7/05/17	EUR	5,787	8,259,669

Oil, Gas & Consumable Fuels – 0.5%
Obsidian Natural Gas Trust, Loan,
7.00%,11/02/15	USD	21,337	21,550,505

Paper & Forest Products – 0.4%
Ainsworth Lumber Co. Ltd., Term Loan,
5.19%, 6/26/14		4,000	3,991,668
Verso Paper Finance Holdings LLC, Loan,
6.52% - 7.27%, 2/01/13		13,000	11,309,941

			15,301,609

Pharmaceuticals – 0.3%
Axcan Pharma, Inc., Term Loan B,
5.50%, 2/03/17		8,259	8,167,656
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Repalcement Term B Loan,
4.75%, 8/04/16		5,695	5,653,968

			13,821,624

Real Estate Investment Trusts (REITs) – 0.4%
iStar Financial, Inc., Tranche A-1 Loan,
5.00%, 6/28/13		16,317	16,043,803

Real Estate Management & Development – 0.2%
Realogy Corp.:
Extended FL Term Loan, 4.52%, 10/10/16		8,092	7,195,224
Extended Synthetic Commitment, 0.04% - 4.40%, 10/10/16		1,070	951,685

			8,146,909

Specialty Retail – 0.0%
Claire’s Stores, Inc., Term Loan B,
3.00% - 3.02%, 5/29/14		1,100	1,000,388

Textiles, Apparel & Luxury Goods – 0.1%
EB Sports Corp., Loan,
11.50%, 5/01/12		3,805	3,804,850

Wireless Telecommunication Services – 0.9%
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15		25,107	25,859,952
Initial Loan, 6.88%, 7/11/16		14,400	14,400,000

			40,259,952

Total Floating Rate Loan Interests – 6.2%			267,861,748

Foreign Government Obligations
Indonesia – 0.1%
Republic of Indonesia,
4.88%, 5/05/21		5,160	5,282,550

Total Foreign Government Obligations – 0.1%			5,282,550

	Beneficial Interest (000)
Other Interests(k)
Auto Components – 0.0%
Lear Corp., Escrow		5,495	151,113
Lear Corp., Escrow		5,255	144,513

			295,626

Diversified Financial Services – 0.0%
Eagle-Picher, Inc., Escrow(l)		3,285	–
RathGibson Acquisition Co. LLC(m)		74	622,656

			622,656

Electric Utilities – 0.0%
Mirant America Corp., Escrow(a)(l)		3,270	–
Mirant Americas Generation LLC, Escrow		1,215	–
Southern Energy, Inc., Escrow(a)		1,880	–

			–

Hotels, Restaurants & Leisure – 0.0%
Buffets Restaurants Holdings, Inc., Escrow		1,980	–

Household Durables – 0.1%
Stanley-Martin Communities, LLC, Class B(m)		5	3,844,842

Media – 0.0%
Adelphia Communications Corp., Escrow		800	496
Adelphia Communications Corp., Escrow		325	201
Adelphia Communications Corp., Escrow		1,925	–
Century Communications, Escrow		625	6,250

			6,947

BLACKROCK FUNDS II	JUNE 30, 2011	35

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Beneficial Interest (000)		Value
Other Interests(k)
Pharmaceuticals – 0.0%
Curative Health Services, Inc., Escrow	USD	570	$57,359

Total Other Interests – 0.1%			4,827,430

	Shares
Preferred Securities
Capital Trusts
Insurance – 0.4%
American General Institutional Capital A,
7.57%, 12/01/45(a)		7,325,000	7,618,000
Genworth Financial, Inc.,
6.15%, 11/15/66(b)		12,075,000	8,784,563

			16,402,563

Total Capital Trusts – 0.4%			16,402,563

Preferred Stocks
Auto Components – 0.8%
Dana Holding Corp.,
0.10%(a)(c)		229,198	35,668,939

Diversified Financial Services – 2.8%
Ally Financial, Inc.,
1.75%(a)(c)		42,945	40,360,248
Citigroup, Inc.,
0.19%(c)		268,300	32,236,245
GMAC Capital Trust I,
0.05%(c)		1,904,740	48,761,344

			121,357,837

Media – 0.1%
CMP Susquehanna Radio Holdings Corp.,
0.00%(a)(c)		74,628	634,338
TRA Global, Inc.,
0.00%(c)		2,077,830	2,555,731

			3,190,069

Real Estate Investment Trusts (REITs) – 0.0%
MPG Office Trust, Inc.,
0.05%		99,324	1,609,049

Thrifts & Mortgage Finance – 0.1%
Fannie Mae,
0.00%(c)		240,000	864,000
Freddie Mac,
0.05%(c)		651,217	1,914,578

			2,778,578

Total Preferred Stocks – 3.8%			164,604,472

Total Preferred Securities – 4.2%			181,007,035

Warrants(n)
Diversified Financial Services – 0.0%
Bankruptcy Management Solutions, Inc.		1,952	19

Health Care Providers & Services – 0.0%
HealthSouth Corp.		52,113	–

Hotels, Restaurants & Leisure – 0.0%
Buffets Restaurants Holdings, Inc.		1,672	17
Twin River		500	4,000

			4,017

Media – 0.0%
Charter Communications, Inc., Class A		74,775	1,046,850
CMP Susquehanna Radio Holdings Corp.		85,280	1
HMH Holdings		109,299	–

			1,046,851

Total Warrants – 0.0%			1,050,887

Total Long-Term Investments (Cost – $3,966,766,785) – 94.2%			4,105,137,492

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(o)(p)		208,444,712	208,444,712

	Beneficial Interest (000)
Institutional Money Market Trust,
0.13%(o)(q)(r)	USD	233	233,200

Total Short-Term Securities (Cost – $208,677,912) – 4.8%			208,677,912

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased – 0.0%
Energy Select Sector SPDR, Strike Price USD 72, Expires 9/17/11		2,200	459,800
SPDR S&P 500 ETF Trust, Strike Price USD 127, Expires 7/16/11		5,930	210,515
SPDR S&P 500 ETF Trust, Strike Price USD 128, Expires 7/16/11		13,575	644,812

			1,315,127

Over-the-Counter Call Options Purchased – 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19		107	1

Total Options Purchased (Cost – $6,841,267) – 0.0%			1,315,128

Total Investments Before Options Written (Cost – $4,182,285,964*) – 99.0%			4,315,130,532

Options Written
Exchange-Traded Put Options Written – 0.0%
Energy Select Sector SPDR, Strike Price USD 62, Expires 9/17/11		2,200	(99,000)
Navistar International Corp., Strike Price USD 60, Expires 7/16/11		1,120	(420,000)

			(519,000)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written – (0.2)%
Pay a fixed rate of 99% CDS on CDX.NA.HY Series 16 Version 1 and receive a floating rate based on 3-month LIBOR, Expires 7/21/11, Broker Goldman Sachs Bank USA	USD	96,000	(2,499,724)

36	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 99% CDS on CDX.NA.HY Series 16 Version 1 and receive a floating rate based on 3-month LIBOR, Expires 7/21/11, Broker Goldman Sachs Bank USA	USD	111,000	$(2,890,305)

			(5,390,029)

Over-the-Counter Put Swaptions Written – 0.0%
Receive a fixed rate of 96% of CDS on CDX.NA.HY Series 16 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 7/21/11, Broker Goldman Sachs Bank USA		93,250	(53,715)
Receive a fixed rate of 98% of CDS on CDX.NA.HY Series 16 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 7/21/11, Broker Goldman Sachs Bank USA		93,250	(148,005)
Receive a fixed rate of 99% of CDS on CDX.NA.HY Series 16 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 7/21/11, Broker Goldman Sachs Bank USA		96,000	(248,560)
Receive a fixed rate of 99% of CDS on CDX.NA.HY Series 16 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 7/21/11, Broker Goldman Sachs Bank USA		111,000	(287,398)

			(737,678)

Total Options Written (Premiums Received – $6,299,419) – (0.2)%			(6,646,707)

Total Investments Net of Options Written – 98.8%			4,308,483,825
Other Assets Less Liabilities – 1.2%			50,624,772

Net Assets – 100.0%			$4,359,108,597

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,184,497,747

Gross unrealized appreciation	$188,613,843
Gross unrealized depreciation	(57,981,058)

Net unrealized appreciation	$130,632,785

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the cur-rent yield as of report date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Security, or a portion of security, is on loan.

(m)	The investment is held by a wholly-owned taxable subsidiary of the Fund.

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	71,968,653	136,476,059	208,444,712	$934	$173,782
Institutional Money Market Trust	$233,200	–	$233,200	–	$280

(p)	Represents the current yield as of report date.

(q)	The rate shown is the effective yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date[1]	Net Closing Amount	Par
Deutsche Bank AG	(0.75)%	6/23/11	Open	$1,859,690	$1,860,000

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	39,999,000	USD	63,982,400	Royal Bank of Scotland Plc	7/07/11	$208,471
USD	7,224,485	EUR	5,119,500	Royal Bank of Scotland Plc	7/07/11	(198,108)
USD	38,308,050	GBP	23,430,000	Citibank, N.A.	7/07/11	707,307
USD	4,378,808	GBP	2,670,000	Royal Bank of Scotland Plc	7/07/11	93,960
USD	3,278,760	GBP	2,036,000	UBS AG	7/07/11	11,363
USD	1,469,468	GBP	891,500	UBS AG	7/07/11	38,779
USD	5,289,603	GBP	3,267,000	UBS AG	7/07/11	46,682
USD	2,512,950	GBP	1,528,000	UBS AG	7/07/11	60,798
USD	3,472,249	GBP	2,125,500	UBS AG	7/07/11	61,221

BLACKROCK FUNDS II	JUNE 30, 2011	37

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,229,422	GBP	4,412,500	UBS AG	7/07/11	$148,190
USD	4,373,856	EUR	3,055,000	Citibank, N.A.	7/27/11	(52,945)
USD	877,995	EUR	612,000	Citibank, N.A.	7/27/11	(8,814)
USD	135,225	EUR	93,000	Citibank, N.A.	7/27/11	465
USD	1,164,602	EUR	800,000	Citibank, N.A.	7/27/11	5,374
USD	870,778	EUR	593,500	Citibank, N.A.	7/27/11	10,776
USD	4,315,027	EUR	2,956,000	Citibank, N.A.	7/27/11	31,680
USD	3,460,389	EUR	2,337,000	Citibank, N.A.	7/27/11	73,995
USD	7,728,080	EUR	5,340,000	Royal Bank of Scotland Plc	7/27/11	(9,765)
USD	12,475,757	EUR	8,723,000	UBS AG	7/27/11	(164,173)
USD	5,194,464	EUR	3,644,000	UBS AG	7/27/11	(85,819)
USD	229,202,206	EUR	157,672,500	UBS AG	7/27/11	729,283
USD	63,913,082	GBP	39,999,000	Royal Bank of Scotland Plc	10/07/11	(204,243)

Total						$1,504,477

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
2,653	E-Mini S&P	Chicago Mercantile	September 2011	$174,501,075	$(5,817,764)

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	9/20/13	USD	3,250	$(184,882)
Republic of Hungary	1.00%	Duetsche Bank AG	12/20/15	USD	3,390	(160,066)
Spain Government Bonds	1.00%	Citibank, N.A.	3/20/16	USD	9,050	(207,962)
Computer Sciences Corp.	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	USD	9,900	(19,071)
iStar Financial, Inc.	5.00%	Duetsche Bank AG	12/20/16	USD	2,500	(429,377)

Total						$(1,001,358)

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
iStar Financial, Inc.	5.00%	Duetsche Bank AG	9/20/11	B+	USD	2,500	$460,570
Texas Competitive Electric Holdings Co. LLC	5.00%	Goldman Sachs Bank USA	9/20/12	D	USD	4,500	200,006
Level-3 Communications Corp.	5.00%	Duetsche Bank AG	3/20/16	CCC	USD	4,000	324,903
ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	B	USD	6,500	73,956
Level-3 Communications Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC	USD	2,500	266,258
Level-3 Communications Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC	USD	3,000	236,177
ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	B	USD	5,275	33,490
ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	B	USD	5,275	74,182
General Motors Co.	5.00%	Duetsche Bank AG	3/20/21	BB-	USD	4,500	34,629

Total							$1,704,171

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in

38	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$9,192,250	–	$9,192,250
Collateralized Debt Obligations	–	–	$636,089	636,089
Common Stocks	$117,058,762	93,143,050	17,430,783	227,632,595
Corporate Bonds	–	3,389,271,081	18,375,827	3,407,646,908
Floating Rate Loan Interests	–	170,226,571	97,635,177	267,861,748
Foreign Government Obligations	–	5,282,550	–	5,282,550
Other Interests	4,467,498	296,323	63,609	4,827,430
Preferred Securities	161,414,403	16,402,563	3,190,069	181,007,035
Warrants	1,046,850	–	4,037	1,050,887
Short-Term Securities	208,444,712	233,200	–	208,677,912

Total	$492,432,225	$3,684,047,588	$137,335,591	$4,313,815,404

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$1,704,171	–	$1,704,171
Equity contracts	$1,315,127	1	–	1,315,128
Foreign currency exchange contracts	–	2,228,344	–	2,228,344
Liabilities:
Credit contracts	–	(7,129,065)	–	(7,129,065)
Equity contracts	(6,336,764)	–	–	(6,336,764)
Foreign currency exchange contracts	–	(723,867)	–	(723,867)

Total	$(5,021,637)	$(3,920,416)	–	$(8,942,053)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Collateralized Debt Obligations	Common Stocks	Corporate Bonds	Total
Assets:
Balance, as of September 30, 2010	–	$57,451,822	$24,305,241	$81,757,063
Accrued discounts/premiums	$536,751	–	70,858	607,609
Net realized gain (loss)	–	(3,917,712)	(1,669,768)	(5,587,480)
Net change in unrealized appreciation/depreciation[2]	(564,530)	16,557,239	11,513,998	27,506,707
Purchases	663,868	–	890,581	1,554,449
Sales	–	(438,330)	(14,572,046)	(15,010,376)

BLACKROCK FUNDS II	JUNE 30, 2011	39

Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

	Collateralized Debt Obligations	Common Stocks	Corporate Bonds	Total
Transfers in3	–	–	$1,439	$1,439
Transfers out[3]	–	$(52,222,236)	(2,164,476)	(54,386,712)

Balance, as of June 30, 2011	$636,089	$17,430,783	$18,375,827	$36,442,699

	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Total
Assets:
Balance, as of September 30, 2010	$74,712,878	$2,738,529	$4,134,541	$81,585,948
Accrued discounts/premiums	1,255,897	–	–	1,255,897
Net realized gain (loss)	(145,785)	–	1,548,913	1,403,128
Net change in unrealized appreciation/depreciation[2]	2,520,288	1,581,232	(324,907)	3,776,613
Purchases	40,909,119	–	–	40,909,119
Sales	(27,166,038)	(4,121,778)	(2,168,478)	(33,456,294)
Transfers in3	12,933,637	–	–	12,933,637
Transfers out[3]	(7,384,819)	(134,374)	–	(7,519,193)

Balance, as of June 30, 2011	$97,635,177	63,609	$3,190,069	$100,888,855

Warrants
Assets:
Balance, as of September 30, 2010	$18
Accrued discounts/premiums	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[2]	4,019
Purchases	–
Sales	–
Transfers in3	–
Transfers out[3]	–

Balance, as of June 30, 2011	$4,037

[2]	The change in unrealized appreciation/depreciation on investments still held at June 30, 2011 was $25,180,005.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
	Assets	Liabilities	Total
Balance, as of September 30, 2010	$1	–	$1
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[4]	–	–	–
Purchases	–	–	–
Issuances[5]	–	–	–
Sales	–	–	–
Settlements[6]	–	–	–
Transfers in7	–	–	–
Transfers out[7]	(1)		(1)

Balance, as of June 30, 2011	–	–	–

[4]	The change in unrealized appreciation/depreciation on options still held at June 30, 2011 was zero.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

40	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
ACE Securities Corp., Series 2005-HE7, Class A2D,
0.52%, 11/25/35(a)	USD	10,000	$7,981,300
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A1,
0.38%, 1/25/47(a)		163	155,611
FBR Securitization Trust, Series 2005-3, Class AV24,
0.87%, 10/25/35(a)		11,772	6,739,771
Structured Asset Securities Corp.:
Series 2006-BC3, Class A2, 0.24%, 10/25/36(a)		16	16,394
Series 2007-WF2, Class A2, 0.89%, 8/25/37(a)		9	9,424

Total Asset-Backed Securities – 0.4%			14,902,500

Corporate Bonds
Banks – 0.0%
International Bank for Reconstruction & Development,
3.75%, 12/10/13(a)		265	271,824

Diversified Financial Services – 0.3%
Ally Financial, Inc.,
6.88%, 9/15/11		5,000	5,037,500
The Bear Stearns Cos. LLC,
4.48%, 3/10/14(a)		340	340,758
Citigroup Funding, Inc.,
4.75%, 5/28/13(a)		5,491	5,603,016

			10,981,274

Total Corporate Bonds – 0.3%			11,253,098

Foreign Government Obligations
Greece – 0.2%
Hellenic Republic,
2.30%, 7/25/30	EUR	12,990	7,975,795

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 0.2%
Luminent Mortgage Trust, Series 2007-2, Class 1A2,
0.47%, 5/25/37(a)	USD	17,080	8,728,718
Commercial Mortgage-Backed Securities – 0.0%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB4, Class A3,
6.16%, 5/12/34		435	443,452
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A3,
4.25%, 7/15/27		675	692,699

Total Non-Agency Mortgage-Backed Securities – 0.2%			9,864,869

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities – 0.0%
Fannie Mae Mortgage-Backed Securities,
2.61%, 6/01/34(a)		131	135,069

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.38%, 5/15/40-5/15/41(b)		57,815	57,732,324
3.88%, 8/15/40(c)		16,580	15,181,063
4.75%, 2/15/41		35,477	37,710,526
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27(b)		201,684	272,571,460
2.00%, 1/15/26		16,480	20,400,277
1.75%, 1/15/28(b)		94,770	106,439,878
3.63%, 4/15/28(b)		62,591	114,583,082
2.50%, 1/15/29(c)		171,301	208,362,334
3.88%, 4/15/29(b)		79,963	149,868,235
3.38%, 4/15/32(b)		7,033	11,786,934
2.13%, 2/15/40-2/15/41(b)		425,674	478,584,400
U.S. Treasury Inflation Indexed Notes:
2.00%, 4/15/12-1/15/16		431,812	525,649,763
0.63%, 4/15/13		2,912	3,189,115
1.88%, 7/15/13-7/15/19		319,758	403,342,371
1.25%, 4/15/14		124,691	140,545,720
1.63%, 1/15/15-1/15/18		54,948	65,780,799
0.50%, 4/15/15		208,253	225,366,457
0.13%, 4/15/16		17,890	18,636,017
2.50%, 7/15/16		144,376	183,961,222
2.38%, 1/15/17(c)		77,260	98,273,347
2.63%, 7/15/17		6,849	8,643,975
1.38%, 7/15/18-1/15/20		199,017	223,174,946
2.13%, 1/15/19		20,973	24,957,758
1.13%, 1/15/21		110,420	117,864,605
U.S. Treasury Notes:
0.63%, 1/31/13		2,900	2,911,441
2.63%, 11/15/20		46,050	44,351,906
3.63%, 2/15/21		39,150	40,823,036
3.13%, 5/15/21(c)		206,190	205,610,606

Total U.S. Treasury Obligations – 95.4%			3,806,303,597

Total Long-Term Investments (Cost – $3,727,008,911) – 96.5%			3,850,434,928

	Shares
Short-Term Securities
Money Market Funds – 4.1%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(d)(e)		161,999,324	161,999,324

Total Short-Term Securities (Cost – $161,999,324) – 4.1%			161,999,324

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11		3,981	74,644
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 9/16/11		331	14,481
U.S. Treasury Notes (5 Year), Strike Price USD 116, Expires 8/26/11		198	38,672

			127,797

BLACKROCK FUNDS II	JUNE 30, 2011	41

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Call Swaptions Purchased – 0.8%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	93,800	$1,310,749
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		28,300	290,407
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		30,900	986,040
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		39,000	1,368,848
Receive a fixed rate of 3.715% and pay a floating rate based on 3-month LIBOR, Expires 8/06/12, Broker Deutsche Bank AG		40,000	1,428,051
Receive a fixed rate of 3.750% and pay a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Goldman Sachs Bank USA		48,900	1,908,819
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		35,700	1,502,593
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International		58,300	2,453,639
Receive a fixed rate of 3.885% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		35,000	1,538,289
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		41,600	1,905,848
Receive a fixed rate of 4.290% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		20,100	1,453,460
Receive a fixed rate of 4.305% and pay a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Citibank, N.A.		53,300	3,230,275
Receive a fixed rate of 4.330% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		20,800	1,561,926
Receive a fixed rate of 4.340% and pay a floating rate based on 3-month LIBOR, Expires 2/10/12, Broker JPMorgan Chase Bank, N.A.		10,000	754,566
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.		19,800	1,482,060
Receive a fixed rate of 4.393% and pay a floating rate based on 3-month LIBOR, Expires 7/15/15, Broker Deutsche Bank AG		13,100	665,894
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.		77,400	6,556,680

			30,398,144

Over-the-Counter Put Swaptions Purchased – 0.4%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		93,800	125,261
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		42,900	17,799
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		28,300	1,081,684
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		30,900	560,777
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		39,000	1,681,894
Pay a fixed rate of 3.715% and receive a floating rate based on 3-month LIBOR, Expires 8/06/12, Broker Deutsche Bank AG		40,000	1,710,167
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Goldman Sachs Bank USA		48,900	323,407
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		35,700	1,019,076
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International		58,300	1,669,328
Pay a fixed rate of 3.885% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		35,000	1,171,155
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		41,600	1,361,372
Pay a fixed rate of 4.290% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		20,100	182,678
Pay a fixed rate of 4.305% and receive a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Citibank, N.A.		53,300	1,892,935
Pay a fixed rate of 4.330% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		20,800	177,700
Pay a fixed rate of 4.340% and receive a floating rate based on 3-month LIBOR, Expires 2/10/12, Broker JPMorgan Chase Bank, N.A.		10,000	86,591
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.		19,800	282,879
Pay a fixed rate of 4.393% and receive a floating rate based on 3-month LIBOR, Expires 7/15/15, Broker Deutsche Bank AG		13,100	1,061,611
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.		77,400	3,963,936

			18,370,250

Total Options Purchased (Cost – $56,607,707) – 1.2%			48,896,191

42	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

			Value
Total Investments Before Options Written (Cost – $3,945,615,942*) – 101.8%			$4,061,330,443

	Contracts
Options Written
Exchange-Traded Call Options Written – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 124, Expires 8/26/11		1,353	(951,328)

Exchange-Traded Put Options Written – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11		3,981	(24,881)
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11		331	(2,069)

			(26,950)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written – (1.3)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	USD	92,300	(1,798,391)
Pay a fixed rate of 3.745% and receive a floating rate based on 3-month LIBOR, Expires 5/16/12, Broker Goldman Sachs Bank USA		44,900	(1,693,498)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		32,000	(1,174,693)
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		13,400	(534,005)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.		23,000	(995,009)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		36,900	(1,659,976)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		44,400	(1,783,162)
Pay a fixed rate of 3.865% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker Barclays Bank Plc		25,000	(1,110,657)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		62,500	(1,867,203)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		50,000	(2,308,102)
Pay a fixed rate of 3.900% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker Credit Suisse International		1,500	(69,554)
Pay a fixed rate of 3.945% and receive a floating rate based on 3-month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		17,200	(829,350)
Pay a fixed rate of 3.955% and receive a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		28,100	(1,372,808)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		19,300	(962,787)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		45,500	(2,269,784)
Pay a fixed rate of 3.983% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.		25,100	(1,262,751)
Pay a fixed rate of 4.015% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Goldman Sachs Bank USA		28,300	(1,526,807)
Pay a fixed rate of 4.015% and receive a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		25,500	(1,347,917)
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		35,100	(1,904,711)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		19,300	(922,155)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Bank of America, N.A.		51,000	(2,716,469)
Pay a fixed rate of 4.060% and receive a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker Deutsche Bank AG		15,200	(689,861)
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		30,000	(1,376,662)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		24,500	(1,729,260)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		35,000	(3,240,540)
Pay a fixed rate of 4.950% and receive a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker Deutsche Bank AG		20,000	(1,511,927)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		50,100	(4,847,603)
Pay a fixed rate of 5.080% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.		34,800	(3,121,589)
Pay a fixed rate of 5.105% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Citibank, N.A.		38,000	(3,460,473)
Pay a fixed rate of 5.390% and receive a floating rate based on 3-month LIBOR, Expires 1/06/15, Broker Deutsche Bank AG		15,000	(1,447,138)

			(51,534,842)

Over-the-Counter Put Swaptions Written – (0.8)%
Receive a fixed rate of 0.900% and pay a floating rate based on 3-month LIBOR, Expires 9/06/11, Broker Citibank, N.A.		285,000	(337,622)
Receive a fixed rate of 1.000% and pay a floating rate based on 3-month LIBOR, Expires 9/19/11, Broker Deutsche Bank AG		779,000	(757,211)
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		92,300	(87,011)

BLACKROCK FUNDS II	JUNE 30, 2011	43

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 3.450% and pay a floating rate based on 3-month LIBOR, Expires 9/19/11, Broker Deutsche Bank AG	USD	194,700	$(2,689,794)
Receive a fixed rate of 3.745% and pay a floating rate based on 3-month LIBOR, Expires 5/16/12, Broker Goldman Sachs Bank USA		44,900	(1,480,992)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		32,000	(1,626,357)
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		13,400	(426,830)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.		23,000	(311,156)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		36,900	(473,279)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		44,400	(2,103,537)
Receive a fixed rate of 3.865% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker Barclays Bank Plc		25,000	(567,405)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		62,500	(2,385,684)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		50,000	(1,087,257)
Receive a fixed rate of 3.900% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker Credit Suisse International		1,500	(32,452)
Receive a fixed rate of 3.945% and pay a floating rate based on 3-month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		17,200	(404,666)
Receive a fixed rate of 3.955% and pay a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		28,100	(660,264)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		19,300	(438,536)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		45,500	(1,033,854)
Receive a fixed rate of 3.983% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.		25,100	(564,844)
Receive a fixed rate of 4.015% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Goldman Sachs Bank USA		28,300	(402,358)
Receive a fixed rate of 4.015% and pay a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		25,500	(486,559)
Receive a fixed rate of 4.020% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		35,100	(494,940)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		19,300	(806,403)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Bank of America, N.A.		51,000	(1,054,963)
Receive a fixed rate of 4.060% and pay a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker Deutsche Bank AG		15,200	(881,504)
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		30,000	(1,712,099)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		24,500	(801,336)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		35,000	(833,062)
Receive a fixed rate of 4.950% and pay a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker Deutsche Bank AG		20,000	(1,082,135)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		50,100	(1,223,382)
Receive a fixed rate of 5.080% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.		34,800	(1,314,292)
Receive a fixed rate of 5.105% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Citibank, N.A.		38,000	(1,411,546)
Receive a fixed rate of 5.390% and pay a floating rate based on 3-month LIBOR, Expires 1/06/15, Broker Deutsche Bank AG		15,000	(644,380)

			(30,617,710)

Total Options Written (Premiums Received – $85,819,628) – (2.1)%			(83,130,830)

Total Investments Net of Options Written – 99.7%			3,978,199,613
Other Assets Less Liabilities – 0.3%			11,172,968

Net Assets – 100.0%			$3,989,372,581

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,951,515,796

Gross unrealized appreciation	$137,735,147
Gross unrealized depreciation	(27,920,500)

Net unrealized appreciation	$109,814,647

44	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

(a)	Variable rate security. Rate shown is as of report date.

(b)	All or a portion of security has been pledged as collateral in connection with swaps.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	70,882	161,928,442	161,999,324	$344	$149,692

(e)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,295,000	USD	4,774,422	Citibank, N.A.	7/27/11	$(4,935)
USD	11,871,314	EUR	8,166,500	UBS AG	7/27/11	37,773
USD	76,876,303	JPY	6,212,973,648	Royal Bank of Scotland Plc	12/05/11	(394,035)

Total						$(361,197)

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
1,184	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2011	$149,480,000	$2,419,630

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
3,074	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2011	$674,262,687	$(1,168,506)
1,112	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2011	$136,028,875	1,225,605
963	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2011	$118,479,094	2,246,242
569	Ultra Treasury Bonds	Chicago Board Options	September 2011	$67,822,133	163

Total					$2,303,504

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.64%(a)	3-month LIBOR	Citibank, N.A.	6/21/13	USD	227,800	$147,535
1.84%(a)	US CPI Urban Consumers Index	Morgan Stanley Capital Services, Inc.	10/25/15	USD	49,555	1,910,494
2.19%(a)	3-month LIBOR	Deutsche Bank AG	1/20/16	USD	25,800	(652,923)
1.86%(a)	3-month LIBOR	UBS AG	6/09/16	USD	9,200	47,193
1.85%(b)	3-month LIBOR	UBS AG	6/22/16	USD	43,900	(296,649)
2.20%(b)	3-month LIBOR	Bank of America, N.A.	8/22/16	USD	16,400	61,238
2.47%(b)	US CPI Urban Consumers Index	Morgan Stanley Capital Services, Inc.	10/25/20	USD	26,130	(1,069,971)
3.46%(b)	3-month LIBOR	Citibank, N.A.	3/23/21	USD	41,900	1,275,866
3.38%(b)	3-month LIBOR	Deutsche Bank AG	5/04/21	USD	51,000	876,076
3.24%(b)	3-month LIBOR	Goldman Sachs Bank USA	5/20/21	USD	46,900	149,922
3.77%(a)	3-month LIBOR	Royal Bank of Scotland Plc	6/01/21	USD	45,000	(435,548)
2.67%(b)	3-month LIBOR	Deutsche Bank AG	6/23/21	USD	47,965	(713,144)
3.41%(a)	3-month LIBOR	Credit Suisse International	10/05/40	USD	1,400	151,040
4.34%(a)	3-month LIBOR	Citibank, N.A.	4/14/41	USD	9,000	(511,021)
4.38%(a)	3-month LIBOR	Goldman Sachs Bank USA	4/14/41	USD	1,300	(82,166)
4.07%(a)	3-month LIBOR	Citibank, N.A.	5/23/41	USD	11,700	(57,076)

Total						$800,866

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of

BLACKROCK FUNDS II	JUNE 30, 2011	45

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$14,902,500	–	$14,902,500
Corporate Bonds	–	11,253,098	–	11,253,098
Foreign Government Obligations	–	7,975,795	–	7,975,795
Non-Agency Mortgage-Backed Securities	–	9,864,869	–	9,864,869
U.S. Government Sponsored Agency Securities	–	135,069	–	135,069
U.S. Treasury Obligations	–	3,806,303,597	–	3,806,303,597
Short-Term Securities	$161,999,324	–	–	161,999,324

Total	$161,999,324	$3,850,434,928	–	$4,012,434,252

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$37,773	–	$37,773
Interest rate contracts	$6,019,437	53,387,758	–	59,407,195
Liabilities:
Foreign currency exchange contracts	–	(398,970)	–	(398,970)
Interest rate contracts	(2,146,784)	(85,971,050)	–	(88,117,834)

Total	$3,872,653	$(32,944,489)	–	$(29,071,836)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

46	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
Conseco Financial Corp., Series 1997-5, Class A7,
7.13%, 5/15/29(a)	USD	560	$577,799
SLM Student Loan Trust:
Series 2008-5, Class A2, 1.37%, 10/25/16(a)		3,562	3,601,575
Series 2008-5, Class A3, 1.57%, 1/25/18(a)		1,130	1,160,849
Series 2008-5, Class A4, 1.97%, 7/25/23(a)		3,040	3,176,739
Structured Asset Receivables Trust Certificates,
Series 2003-2A, 1.99%, 1/21/12(a)(b)		1	853

Total Asset-Backed Securities – 2.0%			8,517,815

Corporate Bonds
Oil, Gas & Consumable Fuels – 0.3%
ENSCO Offshore Co., 6.36%, 12/01/15		1,043	1,153,001

Foreign Agency Obligations
FIH Erhvervsbank A/S, 2.45%, 8/17/12(b)		4,770	4,870,761

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 2.4%
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4,
6.19%, 6/11/35		2,755	2,791,714
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2,
5.18%, 11/15/36		2,533	2,614,957
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35		3,127	3,193,310
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3,
5.86%, 10/12/35		1,136	1,137,861
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A1,
2.99%, 6/15/35		234	234,278

			9,972,120

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.43%, 5/25/36(a)(b)		7,169	128,073

Total Non-Agency Mortgage-Backed Securities – 2.4%			10,100,193

Project Loans
Federal Housing Authority:
Merrill Lynch Project, Series 29, Class 1A1, 7.43%, 6/01/22		115	115,442
USGI Project, Series 56, 7.46%, 1/01/23		93	92,842

Total Project Loans – 0.1%			208,284

U.S. Government Sponsored Agency Securities
Agency Obligations – 6.9%
Fannie Mae:
3.63%, 8/15/11(c)		800	803,445
1.75%, 5/07/13		865	884,436
4.13%, 4/15/14		800	871,209
5.00%, 5/11/17(d)		3,025	3,460,170
4.36%, 10/09/19(e)		1,435	1,004,543
6.63%, 11/15/30(c)		1,300	1,642,088
Federal Home Loan Bank:
1.63%, 7/27/11		3,100	3,103,413
1.00%, 12/28/11		1,100	1,104,506
4.00%, 9/06/13		3,000	3,217,311
3.63%, 10/18/13		3,550	3,788,965
Freddie Mac:
2.13%, 3/23/12-9/21/12		1,900	1,936,631
2.50%, 4/23/14		550	574,372
4.38%, 7/17/15		2,000	2,218,126
4.88%, 6/13/18		1,100	1,250,239
3.75%, 3/27/19		1,100	1,163,940
3.53%, 9/30/19		1,050	1,054,069
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16		360	383,620
Series 1996-20J, 7.20%, 10/01/16		288	307,294
Series 1998-20J, Class 1, 5.50%, 10/01/18		661	716,682

			29,485,059

Collateralized Mortgage Obligations – 2.0%
Fannie Mae, Series 2002-T6, Class A1,
3.31%, 2/25/32		329	342,669
Freddie Mac, Series K013, Class A2,
3.97%, 1/25/21(a)		8,160	8,257,206

			8,599,875

Interest Only Collateralized Mortgage Obligations – 3.6%
Fannie Mae:
Series 2010-134, Class SV, 5.83%, 12/25/40(a)		7,490	1,095,448
Series 2010-150, Class SN, 6.34%, 1/25/41(a)		16,328	2,555,763
Freddie Mac, Series 3572, Class WS,
6.54%, 9/15/39(a)		3,692	606,579
Ginnie Mae:
Series 2009-108, Class WI, 5.00%, 9/20/38		2,813	588,103
Series 2010-58, Class VI, 5.00%, 3/20/38		4,138	630,170
Series 2010-87, Class HI, 4.50%, 11/20/38		9,235	1,644,127
Series 2010-98, Class HI, 5.00%, 3/20/38		3,358	618,884
Series 2010-121, Class PI, 4.50%, 2/20/39		4,625	945,225
Series 2010-158, Class AI, 4.50%, 10/16/39		3,030	585,593
Series 2010-158, Class MI, 4.50%, 11/16/39		8,944	1,746,944
Series 2010-165, Class IP, 4.00%, 4/20/38		6,549	1,117,887
Series 2011-7, Class DI, 4.50%, 12/20/40		6,337	989,258

BLACKROCK FUNDS II	JUNE 30, 2011	47

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations (concluded)
Series 2011-25, Class IO, 5.00%, 3/20/38	USD	3,909	$694,491
Series 2011-41, Class AI, 4.50%, 12/20/39		3,650	732,475
Series 2011-71, Class IK, 4.00%, 4/16/39		3,288	658,546

			15,209,493

Mortgage-Backed Securities – 167.2%
Fannie Mae Mortgage-Backed Securities:
4.00%, 1/01/26-7/01/41(f)		317,981	318,985,609
3.50%, 7/01/26-7/01/41(f)		23,400	22,685,625
4.50%, 7/01/26-7/01/41(f)		146,724	152,319,345
5.50%, 5/01/33-7/01/41(f)		19,944	21,684,264
6.00%, 4/01/35-7/01/41(f)		18,851	20,740,773
5.00%, 7/01/40-7/01/41(f)		46,027	48,991,695
3.32%, 12/01/40(a)		1,220	1,265,086
3.06%, 3/01/41(a)		742	767,348
3.15%, 3/01/41(a)		1,067	1,102,014
6.50%, 7/01/41(f)		8,100	9,170,719
Freddie Mac Mortgage-Backed Securities:
4.00%, 5/01/26		9,455	9,885,360
3.06%, 2/01/41(a)		1,182	1,222,719
4.50%, 2/01/41-7/01/41(f)		25,865	26,750,242
5.00%, 6/01/41-7/01/41(f)		17,000	18,057,375
5.50%, 7/01/41(f)		16,500	17,820,000
Ginnie Mae Mortgage-Backed Securities:
4.50%, 7/01/41(f)		17,100	18,045,844
5.00%, 7/01/41(f)		12,100	13,105,813
5.50%, 7/01/41(f)		10,500	11,553,281

			714,153,112

Total U.S. Government Sponsored Agency Securities – 179.7%			767,447,539

U.S. Treasury Obligations
U.S. Treasury Bonds,
4.38%, 5/15/41		14,185	14,162,871
U.S. Treasury Notes:
0.50%, 5/31/13(g)		44,050	44,096,473
0.75%, 6/15/14(g)		37,300	37,256,284
1.75%, 5/31/16(g)		8,385	8,398,081
1.50%, 6/30/16(g)		11,020	10,885,666
2.38%, 5/31/18(g)		25,700	25,563,533
3.13%, 5/15/21		45,665	45,536,682

Total U.S. Treasury Obligations – 43.5%			185,899,590

Total Long-Term Investments (Cost – $976,833,283) – 229.1%			978,197,183

	Shares
Short-Term Securities
Money Market Funds – 9.7%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(h)(i)		41,393,426	41,393,426

Total Short-Term Securities (Cost – $41,393,426) – 9.7%			41,393,426

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		66	124,781

Exchange-Traded Put Options Purchased – 0.1%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11		408	7,650
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 9/16/11		278	12,162
Euro Dollar (2 Year) Mid-Curve, Strike Price USD 98.125, Expires 8/12/11		28	12,600
U.S. Treasury Notes (5 Year), Strike Price USD 116, Expires 8/26/11		82	16,016
U.S. Treasury Notes (5 Year), Strike Price USD 117, Expires 8/26/11		121	38,758
U.S. Treasury Notes (5 Year), Strike Price USD 119, Expires 8/26/11		24	20,437
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		66	70,125

			177,748

Over-the-Counter Call Options Purchased – 0.0%
USD Currency, Strike Price SEK 7, Expires 9/26/11, Broker Deutsche Bank AG		1,935	104,877

Over-the-Counter Put Options Purchased – 0.1%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker UBS AG		263	229
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker UBS AG		485	38,824
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker Deutsche Bank AG		1,939	525,255

			564,308

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased – 0.7%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	12,400	173,276
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker JPMorgan Chase Bank, N.A.		6,800	7,807
Receive a fixed rate of 2.950% and pay a floating rate based on 3-month LIBOR, Expires 10/27/11, Broker Citibank, N.A.		16,500	98,397
Receive a fixed rate of 3.150% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,700	27,001
Receive a fixed rate of 3.340% and pay a floating rate based on 3-month LIBOR, Expires 8/17/12, Broker Citibank, N.A.		11,800	256,024
Receive a fixed rate of 3.360% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		4,500	100,614
Receive a fixed rate of 3.455% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		7,600	192,696

48	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 3.515% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.	USD	5,700	$158,478
Receive a fixed rate of 3.550% and pay a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker The Bank of New York Mellon Corp.		2,100	61,069
Receive a fixed rate of 3.660% and pay a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.		2,300	77,252
Receive a fixed rate of 3.783% and pay a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Bank of America, N.A.		3,500	138,059
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker The Bank of New York Mellon Corp.		3,800	153,211
Receive a fixed rate of 3.805% and pay a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker Citibank, N.A.		2,000	70,628
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		6,000	252,537
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker The Bank of New York Mellon Corp.		3,800	163,851
Receive a fixed rate of 3.990% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA		5,000	215,556
Receive a fixed rate of 3.993% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		4,500	194,458
Receive a fixed rate of 4.460% and pay a floating rate based on 3-month LIBOR, Expires 5/27/14, Broker Morgan Stanley Capital Services, Inc.		4,500	258,276
Receive a fixed rate of 4.485% and pay a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		600	35,103
Receive a fixed rate of 4.763% and pay a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		2,200	137,343
Receive a fixed rate of 4.875% and pay a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		2,000	133,198

			2,904,834

Over-the-Counter Put Swaptions Purchased – 0.9%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		12,400	16,559
Pay a fixed rate of 2.300% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas		11,300	103,572
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		5,800	2,406
Pay a fixed rate of 2.550% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker Credit Suisse International		14,400	22,126
Pay a fixed rate of 3.340% and receive a floating rate based on 3-month LIBOR, Expires 8/17/12, Broker Citibank, N.A.		11,800	730,439
Pay a fixed rate of 3.360% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		4,500	303,769
Pay a fixed rate of 3.455% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		7,600	475,218
Pay a fixed rate of 3.515% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.		5,700	158,478
Pay a fixed rate of 3.550% and receive a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker The Bank of New York Mellon Corp.		2,100	96,834
Pay a fixed rate of 3.660% and receive a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.		2,300	95,114
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Credit Suisse International		11,200	110,261
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 8/03/11, Broker JPMorgan Chase Bank, N.A.		10,800	11,830
Pay a fixed rate of 3.783% and receive a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Bank of America, N.A.		3,500	108,863
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker The Bank of New York Mellon Corp.		3,800	113,449
Pay a fixed rate of 3.805% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker Citibank, N.A.		2,000	147,558
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		6,000	171,273
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker The Bank of New York Mellon Corp.		3,800	105,891
Pay a fixed rate of 3.990% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA		5,000	288,437
Pay a fixed rate of 3.993% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		4,500	259,131

BLACKROCK FUNDS II	JUNE 30, 2011	49

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 4.460% and receive a floating rate based on 3-month LIBOR, Expires 5/27/14, Broker Morgan Stanley Capital Services, Inc.	USD	4,500	$279,636
Pay a fixed rate of 4.485% and receive a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		600	36,547
Pay a fixed rate of 4.763% and receive a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		2,200	162,134
Pay a fixed rate of 4.875% and receive a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		2,000	139,636

			3,939,161

Total Options Purchased (Cost – $8,850,232) – 1.8%			7,815,709

Total Investments Before TBA Sale Commitments and Options Written (Cost – $1,027,076,941*) – 240.6%			1,027,406,318

	Par (000)
TBA Sale Commitments(f)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/26-7/01/41		258,900	(259,565,000)
3.50%, 7/01/41		9,500	(9,084,375)
4.50%, 7/01/41		129,700	(134,198,969)
5.00%, 7/01/41		31,300	(33,246,469)
5.50%, 7/01/41		19,857	(21,470,655)
6.00%, 7/01/41		1,200	(1,318,125)
6.50%, 7/01/41		1,300	(1,471,844)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/26		9,400	(9,781,922)
4.50%, 7/01/41		22,800	(23,555,250)
5.00%, 7/01/41		6,100	(6,469,812)

Total TBA Sale Commitments (Proceeds – $502,830,942) – (117.1)%			(500,162,421)

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.1)%
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		39	(64,594)
U.S. Treasury Notes (10 Year), Strike Price USD 125, Expires 8/26/11		225	(94,922)

			(159,516)

Exchange-Traded Put Options Written – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11		408	(2,550)
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11		278	(1,737)
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		39	(102,375)
U.S. Treasury Notes (10 Year), Strike Price USD 117, Expires 8/26/11		225	(52,734)

			(159,396)

Over-the-Counter Put Options Written – (0.1)%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker Citibank, N.A.		263	(229)
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker Deutsche Bank AG		1,939	(247,725)
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker UBS AG		485	(89,815)

			(337,769)

	Notional Amount (000)
Over-the-Counter Call Swaptions Written – (1.2)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	USD	12,100	(235,759)
Pay a fixed rate of 2.650% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,700	(10,471)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,700	(17,280)
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		2,800	(25,304)
Pay a fixed rate of 3.210% and receive a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker UBS AG		4,800	(86,495)
Pay a fixed rate of 3.260% and receive a floating rate based on 3-month LIBOR, Expires 6/10/13, Broker Goldman Sachs Bank USA		4,000	(90,996)
Pay a fixed rate of 3.360% and receive a floating rate based on 3-month LIBOR, Expires 8/17/12, Broker JPMorgan Chase Bank, N.A.		25,000	(558,104)
Pay a fixed rate of 3.565% and receive a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		7,000	(206,914)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		4,500	(165,191)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		7,200	(215,102)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		7,000	(323,134)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		400	(18,790)
Pay a fixed rate of 3.963% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		2,500	(78,574)

50	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 3.983% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.	USD	2,900	$(145,895)
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		4,600	(249,620)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		2,700	(129,006)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		2,900	(154,466)
Pay a fixed rate of 4.075% and receive a floating rate based on 3-month LIBOR, Expires 2/01/12, Broker UBS AG		900	(52,183)
Pay a fixed rate of 4.315% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		2,800	(161,354)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		2,900	(204,688)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		8,600	(832,123)
Pay a fixed rate of 5.060% and receive a floating rate based on 3-month LIBOR, Expires 2/11/14, Broker Deutsche Bank AG		6,400	(566,935)
Pay a fixed rate of 5.080% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.		4,500	(403,654)
Pay a fixed rate of 5.140% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Credit Suisse International		1,600	(148,786)

			(5,080,824)

Over-the-Counter Put Swaptions Written – (1.0)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		12,100	(11,407)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 8/26/11, Broker Citibank, N.A.		2,800	(20,636)
Receive a fixed rate of 3.210% and pay a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker UBS AG		4,800	(336,307)
Receive a fixed rate of 3.260% and pay a floating rate based on 3-month LIBOR, Expires 6/10/13, Broker Goldman Sachs Bank USA		4,000	(133,615)
Receive a fixed rate of 3.360% and pay a floating rate based on 3-month LIBOR, Expires 8/17/12, Broker JPMorgan Chase Bank, N.A.		25,000	(1,520,970)
Receive a fixed rate of 3.565% and pay a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		7,000	(296,972)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		4,500	(228,706)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		7,200	(274,831)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		7,000	(152,216)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		400	(9,979)
Receive a fixed rate of 3.963% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		2,500	(91,929)
Receive a fixed rate of 3.983% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.		2,900	(65,261)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		2,800	(31,684)
Receive a fixed rate of 4.020% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		4,600	(64,864)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		2,700	(112,813)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		2,900	(59,988)
Receive a fixed rate of 4.075% and pay a floating rate based on 3-month LIBOR, Expires 2/01/12, Broker UBS AG		900	(11,424)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, Expires 11/02/11, Broker Goldman Sachs Bank USA		13,400	(62,668)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, Expires 11/14/11, Broker UBS AG		13,400	(74,737)
Receive a fixed rate of 4.315% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		2,800	(126,199)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		2,900	(94,852)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		8,600	(210,002)
Receive a fixed rate of 5.060% and pay a floating rate based on 3-month LIBOR, Expires 2/11/14, Broker Deutsche Bank AG		6,400	(245,232)
Receive a fixed rate of 5.080% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.		4,500	(169,952)

BLACKROCK FUNDS II	JUNE 30, 2011	51

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

	Notional Amount (000)		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 5.140% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Credit Suisse International	USD	1,600	$(58,068)
Receive a fixed rate of 6.000% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Royal Bank of Scotland Plc		1,600	(32,996)

			(4,498,308)

Total Options Written (Premiums Received – $10,999,184) – (2.4)%			(10,235,813)

Total Investments Net of TBA Sale Commitments and Options Written – 121.1%			517,008,084
Liabilities in Excess of Other Assets – (21.1)%			(89,974,061)

Net Assets – 100.0%			$427,034,023

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,028,433,932

Gross unrealized appreciation	$6,493,855
Gross unrealized depreciation	(7,521,469)

Net unrealized depreciation	$(1,027,614)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(23,281,842)	$800,288
Barclays Bank Plc	$(1,945,094)	$9,320
Citibank, N.A.	$66,212,719	$(701,305)
Credit Suisse International	$(15,985,875)	$30,926
Deutsche Bank AG	$(5,101,219)	$139,730
Goldman Sachs Bank USA	$24,163,875	$94,656
Greenwich Capital Markets	$(6,517,828)	$26,691
JPMorgan Chase Bank, N.A.	$(4,241,969)	$222,258
Morgan Stanley Capital Services, Inc.	$(44,802,344)	$(282,094)
Nomura Securities International, Inc.	$18,400,000	$(181,125)
Royal Bank of Scotland Plc	$(4,215,844)	$(36,609)
Wells Fargo & Co.	$(4,558,812)	$24,348

(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	41,393,426	41,393,426	$57	$31,989

(i)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Bank of America, N.A.	(0.07%)	6/30/11	7/01/11	$25,764,200	$25,764,250
Barclays Bank Plc	0.02%	6/30/11	7/05/11	$44,105,185	44,105,062
BNP Paribas	(0.40%)	6/30/11	7/01/11	$37,299,585	37,300,000
Deutsche Bank AG	(0.08%)	6/30/11	7/01/11	$8,447,869	8,447,888
Deutsche Bank AG	0.03%	6/30/11	7/01/11	$10,937,359	10,937,350

Total					$126,554,550

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,103,000	USD	1,789,511	Citibank, N.A.	7/07/11	$(19,403)
USD	1,803,405	GBP	1,103,000	Citibank, N.A.	7/07/11	33,298
IDR	1,110,270,750	USD	129,000	HSBC Securities, Inc.	7/11/11	249
USD	127,423	IDR	1,112,659,920	HSBC Securities, Inc.	7/11/11	(2,104)
USD	181,662	NZD	223,000	HSBC Securities, Inc.	7/11/11	(2,952)
CZK	3,756,000	HUF	41,248,392	JPMorgan Chase Bank, N.A.	7/13/11	(778)
CAD	227,514	MXN	2,742,000	JPMorgan Chase Bank, N.A.	7/18/11	1,979
MXN	8,601,833	CAD	700,000	Citibank, N.A.	7/20/11	7,924
AUD	665,286	CAD	667,000	Citibank, N.A.	7/21/11	20,386
CAD	1,648,777	AUD	1,624,000	Citibank, N.A.	7/21/11	(28,421)
RUB	6,952,000	USD	245,062	HSBC Securities, Inc.	7/21/11	3,345
USD	220,000	HUF	42,435,800	Citibank, N.A.	7/21/11	(10,972)
AUD	472,247	MXN	5,862,203	Royal Bank of Scotland Plc	7/22/11	5,359
JPY	67,947,200	USD	814,685	Citibank, N.A.	7/22/11	29,420
USD	860,720	JPY	69,957,768	Royal Bank of Scotland Plc	7/22/11	(8,362)
CHF	94,243	SEK	690,000	UBS AG	7/25/11	3,186
SEK	2,454,000	CHF	325,611	Citibank, N.A.	7/25/11	48
SEK	1,391,000	CHF	193,872	UBS AG	7/25/11	(11,043)
CHF	183,000	GBP	137,651	UBS AG	7/26/11	(3,152)
EUR	464,000	GBP	413,164	UBS AG	7/26/11	9,482

52	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	148,600	CHF	211,000	UBS AG	7/26/11	$(12,590)
CNY	14,681,000	USD	2,247,723	HSBC Securities, Inc.	7/27/11	23,203
CNY	25,793,000	USD	3,834,820	HSBC Securities, Inc.	7/27/11	154,962
CNY	5,504,600	USD	850,000	Royal Bank of Scotland Plc	7/27/11	1,477
CNY	14,210,000	USD	2,195,103	Royal Bank of Scotland Plc	7/27/11	2,966
EUR	628,500	USD	890,118	UBS AG	7/27/11	20,600
GBP	269,709	EUR	303,000	UBS AG	7/27/11	(6,336)
USD	7,546,979	CNY	50,563,250	HSBC Securities, Inc.	7/27/11	(274,381)
USD	1,650,000	CNY	10,749,750	HSBC Securities, Inc.	7/27/11	(12,822)
USD	104,769	CNY	692,000	HSBC Securities, Inc.	7/27/11	(2,273)
USD	379,068	EUR	259,500	Citibank, N.A.	7/27/11	3,043
USD	97,402	EUR	69,000	Royal Bank of Scotland Plc	7/27/11	(2,582)
USD	913,625	EUR	628,500	UBS AG	7/27/11	2,907
KRW	178,779,000	JPY	13,247,795	HSBC Securities, Inc.	7/28/11	2,570
KRW	274,602,000	JPY	20,348,425	HSBC Securities, Inc.	7/28/11	3,947
KRW	505,840,125	JPY	37,170,075	HSBC Securities, Inc.	7/28/11	11,165
MYR	2,561,267	USD	833,000	UBS AG	7/28/11	13,398
USD	833,000	CNY	5,407,420	UBS AG	7/28/11	(3,441)
EUR	1,860,000	USD	2,628,232	Deutsche Bank AG	8/09/11	65,925
EUR	965,000	USD	1,371,124	Goldman Sachs Bank USA	8/09/11	26,651
USD	1,368,145	EUR	965,000	Deutsche Bank AG	8/09/11	(29,630)
USD	1,313,432	EUR	930,000	Deutsche Bank AG	8/09/11	(33,646)
USD	1,311,315	EUR	930,000	Royal Bank of Scotland Plc	8/09/11	(35,763)
USD	222,000	TRY	348,762	Citibank, N.A.	8/10/11	8,788
USD	20,000	TRY	32,406	JPMorgan Chase Bank, N.A.	8/10/11	189
AUD	3,800,000	USD	3,977,403	BNP Paribas	8/17/11	72,536
USD	4,010,991	AUD	3,800,000	BNP Paribas	8/17/11	(38,948)
CHF	4,556,674	USD	5,450,000	Royal Bank of Scotland Plc	8/29/11	(28,067)
USD	5,450,000	CHF	4,568,343	Royal Bank of Scotland Plc	8/29/11	14,182
GBP	187,511	EUR	210,716	Citibank, N.A.	9/07/11	(4,274)
CLP	52,969,200	USD	111,000	HSBC Securities, Inc.	9/29/11	1,032
USD	29,304	ZAR	201,405	Citibank, N.A.	9/29/11	(81)
USD	124,295	ZAR	865,074	Deutsche Bank AG	9/29/11	(1,918)
NZD	39,939	USD	31,946	Royal Bank of Scotland Plc	10/11/11	910
NZD	183,549	USD	148,431	Royal Bank of Scotland Plc	10/11/11	2,564
CZK	36,572,481	EUR	1,499,462	UBS AG	11/21/11	13,374
EUR	644,397	NOK	5,139,188	Royal Bank of Scotland Plc	11/21/11	(12,786)
EUR	1,231,079	USD	1,727,080	Citibank, N.A.	11/21/11	50,464
GBP	815,000	CZK	22,827,449	Deutsche Bank AG	11/21/11	(54,030)
NOK	5,613,000	CZK	17,087,729	Deutsche Bank AG	11/21/11	12,360
USD	1,353,390	GBP	835,000	UBS AG	11/21/11	15,666
EUR	1,329,584	HUF	363,373,180	Deutsche Bank AG	11/25/11	(29,514)
HUF	294,622,386	PLN	4,276,000	Deutsche Bank AG	11/25/11	44,024
PLN	4,340,575	EUR	1,091,658	UBS AG	11/25/11	(16,577)

Total						$(3,267)

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
177	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2011	$38,823,844	$2,695
77	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2011	$9,178,039	(27,906)
41	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2011	$5,015,453	(21,310)
79	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2011	$9,719,469	(170,560)
14	Euro Currency	Chicago Mercantile	September 2011	$2,535,400	46,450

Total					$(170,631)

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
33	Ultra Treasury Bonds	Chicago Board Options	September 2011	$4,166,250	$96,104
4	U.S. Dollar Index	Intercontinental Exchange	September 2011	$298,540	3,064
25	Euro Dollar Futures	Chicago Mercantile	September 2011	$6,228,438	(2,346)
25	Euro Dollar Futures	Chicago Mercantile	December 2011	$6,223,750	(4,758)
25	Euro Dollar Futures	Chicago Mercantile	March 2012	$6,219,688	(16,724)
19	Euro Dollar Futures	Chicago Mercantile	June 2012	$4,720,788	(545)
18	Euro Dollar Futures	Chicago Mercantile	September 2012	$4,463,100	(25,857)
18	Euro Dollar Futures	Chicago Mercantile	December 2012	$4,451,850	7,493

BLACKROCK FUNDS II	JUNE 30, 2011	53

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
18	Euro Dollar Futures	Chicago Mercantile	March 2013	$4,440,600	$(31,907)
15	Euro Dollar Futures	Chicago Mercantile	June 2013	$3,690,562	(3,611)
15	Euro Dollar Futures	Chicago Mercantile	September 2013	$3,680,812	(24,660)
15	Euro Dollar Futures	Chicago Mercantile	December 2013	$3,670,687	(23,722)
15	Euro Dollar Futures	Chicago Mercantile	March 2014	$3,661,125	(22,347)
2	Euro Dollar Futures	Chicago Mercantile	June 2014	$486,850	2,135
1	Gilt British	London	September 2011	$192,835	(1,008)

Total					$(48,689)

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.97%(a)	3-month LIBOR	Deutsche Bank AG	3/30/13	USD	23,600	$(211,649)
0.79%(a)	3-month LIBOR	Deutsche Bank AG	5/04/13	USD	3,000	(10,886)
0.65%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/22/13	USD	15,600	9,391
0.65%(a)	3-month LIBOR	UBS AG	6/22/13	USD	12,500	7,226
0.67%(a)	3-month LIBOR	Bank of America, N.A.	6/29/13	USD	6,900	2,018
0.71%(a)	3-month LIBOR	Citibank, N.A.	7/01/13	USD	23,500	(11,444)
0.71%(a)	3-month LIBOR	Deutsche Bank AG	7/01/13	USD	24,800	(8,382)
1.01%(b)	3-month LIBOR	Deutsche Bank AG	6/23/14	USD	4,900	(13,381)
2.24%(a)	3-month LIBOR	Deutsche Bank AG	12/30/15	USD	700	(13,546)
2.43%(a)	3-month LIBOR	Deutsche Bank AG	2/24/16	USD	1,500	(50,289)
2.46%(a)	3-month LIBOR	Deutsche Bank AG	4/04/16	USD	1,900	(57,699)
2.26%(b)	3-month LIBOR	Deutsche Bank AG	5/03/16	USD	3,500	62,451
2.06%(a)	3-month LIBOR	Citibank, N.A.	5/11/16	USD	6,100	(45,873)
2.31%(b)	3-month LIBOR	Credit Suisse International	8/23/16	USD	4,600	40,999
2.58%(b)	3-month LIBOR	Bank of America, N.A.	7/01/18	USD	14,500	(76,940)
3.62%(b)	3-month LIBOR	Citibank, N.A.	3/11/21	USD	1,800	82,134
3.58%(a)	3-month LIBOR	Citibank, N.A.	4/04/21	USD	3,100	(120,055)
3.43%(a)	3-month LIBOR	Goldman Sachs Bank USA	5/03/21	USD	3,500	(77,154)
3.39%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/04/21	USD	1,100	(19,773)
3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	8,160	(50,005)
3.95%(b)	3-month LIBOR	Deutsche Bank AG	5/18/21	USD	9,000	241,476
3.18%(b)	3-month LIBOR	Citibank, N.A.	5/19/21	USD	2,200	(4,127)
3.27%(b)	3-month LIBOR	UBS AG	5/20/21	USD	2,800	16,699
3.11%(b)	3-month LIBOR	Goldman Sachs Bank USA	6/06/21	USD	700	(7,151)
3.10%(b)	3-month LIBOR	Citibank, N.A.	6/07/21	USD	3,300	(36,879)
3.15%(a)	3-month LIBOR	Deutsche Bank AG	6/07/21	USD	1,600	11,526
3.06%(b)	3-month LIBOR	Deutsche Bank AG	6/10/21	USD	400	(5,931)
3.06%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/13/21	USD	1,700	(26,603)
3.09%(b)	3-month LIBOR	Citibank, N.A.	6/15/21	USD	600	(7,780)
3.06%(b)	3-month LIBOR	Citibank, N.A.	6/15/21	USD	300	(4,684)
3.12%(a)	3-month LIBOR	Deutsche Bank AG	6/23/21	USD	1,600	17,837
3.10%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/24/21	USD	1,200	(15,732)
3.10%(b)	3-month LIBOR	Citibank, N.A.	6/30/21	USD	800	(11,006)
3.18%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	7/01/21	USD	800	5,563
3.25%(a)	3-month LIBOR	Credit Suisse International	7/05/21	USD	500	560
5.15%(a)	3-month LIBOR	Royal Bank of Scotland Plc	2/12/24	USD	500	(28,746)
4.34%(a)	3-month LIBOR	Citibank, N.A.	4/14/41	USD	1,000	(56,780)

54	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Intermediate Government Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
4.35%(a)	3-month LIBOR	Deutsche Bank AG	4/14/41	USD	1,000	$(59,346)
4.02%(a)	3-month LIBOR	UBS AG	7/01/41	USD	700	6,891
4.06%(a)	3-month LIBOR	Deutsche Bank AG	7/05/41	USD	800	2,125

Total						$(524,945)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of June 30, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Barclays Bank Plc	1/12/38	USD	11,205	$(7,489)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Barclays Bank Plc	1/12/38	USD	2,198	(15,567)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Citibank, N.A.	1/12/38	USD	2,322	(860)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Deutsche Bank AG	1/12/38	USD	11,205	(133,225)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/38	USD	805	(6,086)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/38	USD	5,603	1,427
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Bank of America, N.A.	1/12/40	USD	2,824	(18,393)
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/40	USD	4,034	(33,471)

Total							$(213,664)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$8,516,962	$853	$8,517,815
Corporate Bonds	–	1,153,001	–	1,153,001
Foreign Agency Obligations	–	4,870,761	–	4,870,761
Non-Agency Mortgage-Backed Securities	–	10,100,193	–	10,100,193

BLACKROCK FUNDS II	JUNE 30, 2011	55

Schedule of Investments (concluded)	BlackRock Intermediate Government Bond Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Project Loans	–	$208,284	–	$208,284
U.S. Government Sponsored Agency Securities	–	767,447,539	–	767,447,539
U.S. Treasury Obligations	–	185,899,590	–	185,899,590
Short-Term Securities	$41,393,426	–	–	41,393,426
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(500,162,421)	–	(500,162,421)

Total	$41,393,426	$478,033,909	$853	$519,428,188

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$49,514	$1,352,764	–	$1,402,278
Interest rate contracts	410,956	7,352,318	–	7,763,274
Liabilities:
Foreign currency exchange contracts	–	(1,024,615)	–	(1,024,615)
Interest rate contracts	(696,173)	(10,826,064)	–	(11,522,237)

Total	$(235,703)	$(3,145,597)	–	$(3,381,300)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

56	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC, Series 2010-2A, Class A,
4.07%, 1/15/28(a)	USD	472	$478,971
Countrywide Asset-Backed Certificates:
Series 2006-11, Class 1AF2, 5.89%, 9/25/46(b)		692	583,945
Series 2006-13, Class 3AV2, 0.34%, 1/25/37(b)		535	373,308
Daimler Chrysler Auto Trust, Series 2007-A, Class A4,
5.28%, 3/08/13		144	146,708
Ford Credit Auto Lease Trust, Series 2010-A, Class A2,
1.04%, 3/15/13(a)		32	32,079
Harley-Davidson Motorcycle Trust, Series 2009-4, Class A3,
1.87%, 2/15/14		957	962,088
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3,
2.31%, 5/15/13		144	145,406
Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3,
5.00%, 9/15/14		660	673,296
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C,
3.19%, 10/15/15(a)		1,100	1,111,671
Santander Drive Auto Receivables Trust, Series 2011-2, Class A2,
1.04%, 4/15/14		1,450	1,450,281
Scholar Funding Trust, Series 2011-A, Class A,
1.17%, 10/28/43(a)(b)		730	726,378
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.45%, 6/15/21(b)		1,131	1,103,044
Series 2010-1, Class A, 0.59%, 3/25/25(b)		448	447,813
Small Business Administration, Series 2002-P10B, Class 1,
5.20%, 8/10/12		16	16,483

Total Asset-Backed Securities – 3.4%			8,251,471

Corporate Bonds
Aerospace & Defense – 0.9%
BAE Systems Holdings, Inc.,
5.20%, 8/15/15(a)		46	49,942
Bombardier, Inc.,
7.75%, 3/15/20(a)		370	416,250
Honeywell, Inc.,
6.63%, 6/15/28		78	93,404
Huntington Ingalls Industries, Inc.,
6.88%, 3/15/18(a)		575	589,375
L-3 Communications Corp., Series B,
6.38%, 10/15/15		5	5,137
United Technologies Corp.:
6.70%, 8/01/28		148	178,398
6.13%, 7/15/38		700	789,106

			2,121,612

Airlines – 0.2%
Continental Airlines Pass-Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19		368	396,942

Auto Components – 0.2%
Delphi Corp.,
5.88%, 5/15/19(a)		350	343,000

Beverages – 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
8.20%, 1/15/39		350	481,390

Biotechnology – 0.2%
Amgen, Inc.,
5.65%, 6/15/42		400	398,868

Capital Markets – 1.7%
Credit Suisse AG,
5.40%, 1/14/20		348	352,308
Credit Suisse AG/Guernsey,
2.60%, 5/27/16(a)		900	897,858
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		210	225,317
6.15%, 4/01/18		442	481,048
6.75%, 10/01/37		1,347	1,346,977
Lehman Brothers Holdings, Inc.,
6.88%, 7/17/37(c)(d)		203	101
Morgan Stanley,
7.30%, 5/13/19		270	306,187
State Street Corp.,
4.96%, 3/15/18		550	583,258

			4,193,054

Chemicals – 0.5%
Celanese U.S. Holdings LLC,
5.88%, 6/15/21		420	429,450
CF Industries, Inc.,
6.88%, 5/01/18		406	460,303
The Dow Chemical Co.,
9.40%, 5/15/39		153	226,941

			1,116,694

Commercial Banks – 3.5%
Amsouth Bank,
5.20%, 4/01/15		550	530,392
Bank of Scotland Plc,
5.00%, 11/21/11(a)		365	370,324
Barclays Bank Plc,
5.14%, 10/14/20(e)		1,075	1,019,544
HSBC Bank USA, N.A.:
4.88%, 8/24/20		534	525,741
5.88%, 11/01/34		250	250,481
HSBC Holdings Plc:
5.10%, 4/05/21		850	871,066
6.50%, 5/02/36		300	308,632
6.50%, 9/15/37		875	903,029
ING Bank NV,
5.00%, 6/09/21(a)		1,225	1,213,811
Intesa Sanpaolo SpA,
6.50%, 2/24/21(a)		200	208,585
Itau Unibanco Holding SA/Cayman Island,
5.75%, 1/22/21(a)		600	597,892
Lloyds TSB Bank Plc,
5.80%, 1/13/20(a)		375	375,543
Nordea Bank AB,
4.88%, 1/27/20(a)		700	725,604
Wachovia Bank N.A.,
6.60%, 1/15/38		446	488,925

			8,389,569

Communications Equipment – 0.2%
Brocade Communications Systems, Inc.,
6.88%, 1/15/20		370	398,675

Consumer Finance – 0.4%
Discover Bank,
8.70%, 11/18/19		500	603,180
SLM Corp.,
6.25%, 1/25/16		415	430,563

			1,033,743

Containers & Packaging – 0.4%
Ball Corp.,
6.75%, 9/15/20		461	489,236
Bemis Co., Inc.,
6.80%, 8/01/19		461	531,122

			1,020,358

Diversified Financial Services – 6.6%
Ally Financial, Inc.,
4.50%, 2/11/14		775	775,000
AngloGold Ashanti Holdings Plc,
6.50%, 4/15/40		638	608,549
Bank of America Corp.:
7.38%, 5/15/14		410	460,920
3.63%, 3/17/16		575	576,656
6.00%, 9/01/17		990	1,065,283
5.75%, 12/01/17		730	776,192
5.00%, 5/13/21		2,200	2,173,266
Citigroup, Inc.:
5.30%, 10/17/12		129	135,385

BLACKROCK FUNDS II	JUNE 30, 2011	57

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Financial Services (concluded)
8.13%, 7/15/39	USD	708	$885,968
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36		1,180	1,279,272
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		850	927,451
FMR LLC,
6.45%, 11/15/39(a)		369	371,893
General Electric Capital Corp.:
5.88%, 2/15/12		534	552,086
5.88%, 1/14/38		1,692	1,711,573
Hutchison Whampoa International Ltd.,
5.75%, 9/11/19(a)		600	640,737
Iberdrola Finance Ireland Ltd.,
5.00%, 9/11/19(a)		627	618,356
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16		442	453,603
JPMorgan Chase & Co.:
3.15%, 7/05/16		1,100	1,106,730
5.50%, 10/15/40		523	520,013
JPMorgan Chase Bank, N.A.,
6.00%, 7/05/17		387	427,904

			16,066,837

Diversified Telecommunication Services – 3.2%
American Tower Corp.,
4.50%, 1/15/18		850	849,605
AT&T Inc.:
6.50%, 9/01/37		609	661,714
6.30%, 1/15/38		785	831,298
6.40%, 5/15/38		628	673,634
BellSouth Corp.,
6.88%, 10/15/31		325	365,088
Embarq Corp.,
8.00%, 6/01/36		295	302,261
Qwest Communications International, Inc.,
7.50%, 2/15/14		41	41,615
Qwest Corp.:
3.50%, 6/15/13(b)		23	23,518
6.88%, 9/15/33		350	337,313
Telecom Italia Capital SA:
6.00%, 9/30/34		232	196,891
7.20%, 7/18/36		222	209,306
Telefonica Emisiones SAU:
6.42%, 6/20/16		56	62,526
5.46%, 2/16/21		120	121,821
7.05%, 6/20/36		940	994,497
Verizon Communications, Inc.:
6.25%, 4/01/37		167	177,219
6.40%, 2/15/38		628	680,615
8.95%, 3/01/39		884	1,247,911
Windstream Corp.,
8.13%, 8/01/13		27	29,295

			7,806,127

Electric Utilities – 5.4%
Alabama Power Co.:
5.65%, 3/15/35		185	184,528
6.00%, 3/01/39		534	586,311
American Transmission Systems, Inc.,
5.25%, 1/15/22(a)		608	645,472
Carolina Power & Light Co.,
6.30%, 4/01/38		222	254,952
Columbus Southern Power Co.,
6.60%, 3/01/33		321	362,306
Duke Energy Carolinas LLC:
6.10%, 6/01/37		350	380,378
6.00%, 1/15/38		406	446,287
E.ON International Finance BV,
6.65%, 4/30/38(a)		663	752,036
Florida Power & Light Co.:
4.95%, 6/01/35		34	32,983
5.85%, 5/01/37		295	321,210
5.95%, 2/01/38		733	809,515
Florida Power Corp.:
6.35%, 9/15/37		112	128,209
6.40%, 6/15/38		867	1,001,706
Massachusetts Electric Co.,
5.90%, 11/15/39(a)		302	313,940
MidAmerican Energy Co.,
5.80%, 10/15/36		1,068	1,123,581
MidAmerican Energy Holdings Co.:
6.13%, 4/01/36		296	318,759
5.95%, 5/15/37		867	911,911
6.50%, 9/15/37		148	166,856
Niagara Mohawk Power Corp.,
4.88%, 8/15/19(a)		350	370,958
Public Service Co. of Colorado,
6.25%, 9/01/37		866	999,356
Southern California Edison Co.:
3.88%, 6/01/21		525	523,999
5.95%, 2/01/38		663	732,209
The Toledo Edison Co.:
7.25%, 5/01/20		315	379,550
6.15%, 5/15/37		56	58,999
Virginia Electric & Power Co.:
6.00%, 5/15/37		737	817,006
8.88%, 11/15/38		350	518,120

			13,141,137

Energy Equipment & Services – 1.0%
Baker Hughes, Inc.:
6.88%, 1/15/29		534	643,021
5.13%, 9/15/40		241	233,396
Ensco Plc,
4.70%, 3/15/21		965	974,827
Halliburton Co.,
7.45%, 9/15/39		370	462,156

			2,313,400

Food & Staples Retailing – 1.6%
CVS Caremark Corp.,
6.25%, 6/01/27(e)		834	921,317
Tesco Plc,
6.15%, 11/15/37(a)		525	560,792
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		277	318,129
6.20%, 4/15/38		1,897	2,102,011

			3,902,249

Food Products – 0.8%
Kraft Foods, Inc.:
6.50%, 11/01/31		424	482,839
6.88%, 2/01/38		808	934,768
6.50%, 2/09/40		521	578,713

			1,996,320

Health Care Equipment & Supplies – 0.8%
CareFusion Corp.,
6.38%, 8/01/19		419	472,923
Covidien International Finance SA,
6.55%, 10/15/37		1,197	1,383,535

			1,856,458

Health Care Providers & Services – 0.3%
HCA, Inc.,
7.25%, 9/15/20		491	527,211
UnitedHealth Group, Inc.,
5.70%, 10/15/40		4	3,957
WellPoint, Inc.,
6.38%, 6/15/37		203	221,174

			752,342

58	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Hotels, Restaurants & Leisure – 0.4%
Yum! Brands, Inc.:
5.30%, 9/15/19	USD	442	$475,093
6.88%, 11/15/37		315	357,348

			832,441

Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc.,
7.60%, 4/01/32		700	820,774

Insurance – 2.6%
American International Group, Inc.,
6.40%, 12/15/20		340	365,971
Hartford Life Global Funding Trusts,
0.43%, 6/16/14(b)		682	665,130
International Lease Finance Corp.,
8.25%, 12/15/20		241	260,280
Massachusetts Mutual Life Insurance Co.,
8.88%, 6/01/39(a)		406	562,487
MetLife, Inc.,
4.75%, 2/08/21		500	509,707
Metropolitan Life Global Funding I,
2.00%, 1/10/14(a)		1,405	1,412,622
Pacific Life Insurance Co.,
9.25%, 6/15/39(a)		424	552,561
Prudential Financial, Inc.,
6.63%, 12/01/37		1,304	1,384,442
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(a)		554	630,389

			6,343,589

IT Services – 0.2%
International Business Machines Corp.,
5.60%, 11/30/39		457	482,613

Media – 6.1%
Comcast Corp.:
7.05%, 3/15/33		19	21,988
6.50%, 11/15/35		15	16,279
6.95%, 8/15/37		1,339	1,511,562
6.40%, 5/15/38		922	983,788
COX Communications, Inc.:
6.95%, 6/01/38(a)		296	333,462
8.38%, 3/01/39(a)		818	1,069,609
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.00%, 3/01/21		675	699,123
6.00%, 8/15/40		406	411,641
Discovery Communications LLC,
6.35%, 6/01/40		351	372,810
Grupo Televisa SA,
6.63%, 1/15/40		609	640,972
NBCUniversal Media LLC,
5.95%, 4/01/41(a)		1,104	1,122,649
News America, Inc.:
7.63%, 11/30/28		48	57,050
6.40%, 12/15/35		355	371,247
8.15%, 10/17/36		34	42,545
6.65%, 11/15/37		1,260	1,350,341
6.15%, 2/15/41(a)		535	529,990
Shaw Communications, Inc.:
5.65%, 10/01/19	CAD	498	530,174
6.75%, 11/09/39		498	502,657
TCI Communications, Inc.,
8.75%, 8/01/15	USD	74	90,831
Thomson Reuters Corp.,
5.85%, 4/15/40		387	405,327
Time Warner Cable, Inc.:
5.00%, 2/01/20		315	327,267
6.55%, 5/01/37		958	1,017,601
7.30%, 7/01/38		222	258,056
Time Warner Cos., Inc.:
7.57%, 2/01/24		12	14,753
6.95%, 1/15/28		406	454,318
Time Warner Entertainment Co. LP,
8.38%, 3/15/23		19	24,121
Time Warner, Inc.:
7.63%, 4/15/31		12	14,397
7.70%, 5/01/32		571	689,397
6.50%, 11/15/36		442	471,225
6.10%, 7/15/40		332	337,497

			14,672,677

Metals & Mining – 0.9%
Barrick North America Finance LLC:
7.50%, 9/15/38		406	481,613
5.70%, 5/30/41(a)		850	825,153
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		170	225,257
7.13%, 7/15/28		140	169,501
Southern Copper Corp.,
6.75%, 4/16/40		516	501,969

			2,203,493

Multiline Retail – 0.3%
Target Corp.:
6.50%, 10/15/37		150	171,410
7.00%, 1/15/38		525	628,467

			799,877

Multi-Utilities – 0.1%
Sempra Energy,
6.00%, 10/15/39		277	291,834

Oil, Gas & Consumable Fuels – 6.1%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		781	879,083
6.38%, 9/15/17		104	119,219
Apache Corp.,
5.10%, 9/01/40		222	213,235
Arch Coal, Inc.,
7.25%, 6/15/21(a)		375	375,469
Arch Western Finance LLC,
6.75%, 7/01/13		21	21,026
Canadian Natural Resources Ltd.:
6.25%, 3/15/38		619	673,517
6.75%, 2/01/39		130	148,874
Cenovus Energy, Inc.,
6.75%, 11/15/39		730	824,869
Chesapeake Energy Corp.:
6.63%, 8/15/20		270	284,175
6.13%, 2/15/21		475	480,937
ConocoPhillips,
5.90%, 10/15/32		590	639,611
DCP Midstream LLC,
5.35%, 3/15/20(a)		516	546,925
El Paso Natural Gas Co.,
8.63%, 1/15/22		590	762,922
EnCana Corp.:
6.30%, 11/01/11		52	52,969
6.63%, 8/15/37		85	91,379
Enterprise Products Operating LLC:
5.25%, 1/31/20		847	901,130
6.45%, 9/01/40		700	741,157
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39		866	899,238
6.38%, 3/01/41		650	665,371
Marathon Petroleum Corp.:
5.13%, 3/01/21(a)		450	462,622
6.50%, 3/01/41(a)		329	340,032
MEG Energy Corp.,
6.50%, 3/15/21(a)		490	492,450
Nexen, Inc.,
7.50%, 7/30/39		200	223,711
ONEOK Partners LP,
6.65%, 10/01/36		203	220,327
SandRidge Energy, Inc.,
7.50%, 3/15/21(a)		475	480,937
Shell International Finance BV,
6.38%, 12/15/38		527	611,051
Statoil ASA,
5.25%, 4/15/19		608	674,690

BLACKROCK FUNDS II	JUNE 30, 2011	59

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28	USD	12	$13,816
TransCanada PipeLines Ltd.,
7.63%, 1/15/39		590	730,592
Transocean, Inc.,
6.80%, 3/15/38		271	290,976
Valero Energy Corp.,
6.63%, 6/15/37		401	418,105
Williams Partners LP:
5.25%, 3/15/20		442	465,339
6.30%, 4/15/40		129	133,734

			14,879,488

Paper & Forest Products – 0.5%
International Paper Co.:
7.95%, 6/15/18		88	104,781
7.50%, 8/15/21		977	1,141,961

			1,246,742

Pharmaceuticals – 2.0%
Bristol-Myers Squibb Co.,
6.13%, 5/01/38		22	25,067
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		738	851,013
Merck & Co, Inc.,
6.55%, 9/15/37		958	1,131,163
Roche Holdings, Inc.,
7.00%, 3/01/39(a)		425	515,778
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/01/36		867	949,971
Wyeth:
6.00%, 2/15/36		148	160,024
5.95%, 4/01/37		1,216	1,304,939

			4,937,955

Real Estate Investment Trusts (REITs) – 0.2%
HCP, Inc.,
6.75%, 2/01/41		450	475,785

Software – 0.6%
Oracle Corp.:
5.75%, 4/15/18		258	295,272
5.38%, 7/15/40(a)		1,040	1,051,629

			1,346,901

Specialty Retail – 0.4%
Best Buy Co., Inc.,
5.50%, 3/15/21		450	443,062
The Home Depot, Inc.:
5.88%, 12/16/36		351	359,231
5.40%, 9/15/40		277	264,126

			1,066,419

Tobacco – 0.3%
Altria Group, Inc.,
9.25%, 8/06/19		582	758,897
Philip Morris International, Inc.,
6.38%, 5/16/38		38	43,048

			801,945

Wireless Telecommunication Services – 1.4%
Alltel Corp.,
7.88%, 7/01/32		792	1,040,061
America Movil SAB de CV:
5.00%, 10/16/19		350	365,452
6.13%, 11/15/37		554	576,660
Rogers Communications, Inc.:
7.50%, 3/15/15		19	22,494
7.50%, 8/15/38		315	382,291
SBA Tower Trust,
4.25%, 4/15/15(a)		663	697,494
Vodafone Group Plc,
6.15%, 2/27/37		376	403,454

			3,487,906

Total Corporate Bonds – 50.5%			122,419,214

Foreign Agency Obligations
CDP Financial, Inc.,
4.40%, 11/25/19(a)		950	972,863
EDF SA,
5.60%, 1/27/40(a)		414	415,808
Petrobras International Finance Co.:
3.88%, 1/27/16		2,000	2,036,636
6.88%, 1/20/40		1,381	1,470,435

Total Foreign Agency Obligations – 2.0%			4,895,742

Foreign Government Obligations
Brazil – 0.6%
Federative Republic of Brazil,
7.13%, 1/20/37		1,151	1,421,485

Indonesia – 0.3%
Republic of Indonesia,
5.88%, 3/13/20(a)		525	582,750

Israel – 0.1%
AID-Israel,
5.50%, 9/18/23		240	276,781

Mexico – 0.3%
United Mexican States:
5.13%, 1/15/20		330	356,400
6.05%, 1/11/40		376	400,064

			756,464

Peru – 0.2%
Republic of Peru,
5.63%, 11/18/50		525	494,813

South Africa – 0.2%
South Africa Government International Bond,
6.25%, 3/08/41		510	546,975

Total Foreign Government Obligations – 1.7%			4,079,268

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 1.1%
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1,
2.66%, 10/25/35(b)		862	707,737
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A17,
6.00%, 6/25/35		348	319,240
Credit Suisse Mortgage Capital Certificates:
Series 2009-13R, Class 3A1, 5.24%, 11/26/36(a)(b)		326	321,589
Series 2009-16R, Class 2A1, 5.00%, 1/26/37(a)(b)		507	507,521
Homebanc Mortgage Trust, Series 2006-2, Class A1,
0.37%, 12/25/36(b)		162	112,735
Structured Asset Securities Corp., Series 2005-5, Class 2A4,
5.50%, 4/25/35		799	769,367

			2,738,189

Commercial Mortgage-Backed Securities – 2.0%
Banc of America Commercial Mortgage, Inc.:
Series 2002-2, Class A3, 5.12%, 7/11/43		178	181,101
Series 2002-PB2, Class A4, 6.19%, 6/11/35		171	173,450
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A2,
5.56%, 10/15/48		1,479	1,490,873
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A2,
5.00%, 6/10/44		104	104,534

60	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CKN5, Class A4, 5.44%, 9/15/34	USD	251	$250,359
Series 2002-CP5, Class A2, 4.94%, 12/15/35		280	290,582
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A2,		192	193,051
6.22%, 12/12/33
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3,
4.58%, 6/10/48		180	185,940
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB,
4.62%, 8/10/42		151	155,768
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2,
5.05%, 12/12/34		1,280	1,331,259
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2,
4.89%, 9/15/30		4	4,246
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2,
4.78%, 3/15/42		405	404,768

			4,765,931

Total Non-Agency Mortgage-Backed Securities – 3.1%			7,504,120

Preferred Securities
Capital Trusts
Capital Markets – 0.2%
Credit Suisse AG/Guernsey,
5.86%(b)(f)		118	112,749
Lehman Brothers Holdings Capital Trust VII,
5.86%(c)(d)(f)		15	1
State Street Capital Trust IV,
1.25%, 6/15/37(b)		540	437,189

			549,939

Commercial Banks – 0.3%
Northgroup Preferred Capital Corp.,
6.38%, 12/31/49(a)(b)		205	193,327
Royal Bank of Scotland Group Plc,
7.64%(f)		800	622,000

			815,327

Diversified Financial Services – 0.8%
JPMorgan Chase & Co.,
7.90%(b)(f)		314	337,264
JPMorgan Chase Capital XXII,
1.22%, 2/02/37(b)		525	417,146
JPMorgan Chase Capital XXV,
6.80%, 10/01/37		833	823,939
ZFS Finance USA Trust V,
6.50%, 5/09/37(a)(b)		370	368,150

			1,946,499

Insurance – 1.4%
The Allstate Corp.,
6.50%, 5/15/57(b)		663	661,343
American General Capital II,
8.50%, 7/01/30		100	111,000
Chubb Corp.,
6.38%, 3/29/67(b)		56	57,960
Lincoln National Corp.,
7.00%, 5/17/66(b)		628	629,130
6.05%, 4/20/67(b)		236	227,150
MetLife, Inc.,
6.40%, 12/15/36		1,142	1,113,450
New York Life Insurance Co.,
6.75%, 11/15/39(a)		461	525,136
Reinsurance Group of America, Inc.,
6.75%, 12/15/65(b)		37	35,348

			3,360,517

Total Preferred Securities – 2.7%			6,672,282

Taxable Municipal Bonds
Belvoir Land LLC, Series A-1,
5.27%, 12/15/47(a)		19	16,068
Chicago Transit Authority RB, Series B,
6.20%, 12/01/40		390	392,383
City of Chicago, IL RB,
6.74%, 11/01/40		875	948,657
City of New York GO,
5.85%, 6/01/40		370	384,571
Los Angeles Department of Airports RB,
6.58%, 5/15/39		520	553,342
Los Angeles Department of Water & Power RB:
5.72%, 7/01/39		755	757,733
6.57%, 7/01/45		305	341,109
Metropolitan Transportation Authority, New York RB:
7.34%, 11/15/39		925	1,120,027
6.69%, 11/15/40		700	757,792
Municipal Electric Authority of Georgia RB,
6.64%, 4/01/57		1,197	1,172,940
New Jersey State Turnpike Authority RB, Series F,
7.41%, 1/01/40		371	451,014
New Jersey Transportation Trust Fund Authority RB, Series C,
5.75%, 12/15/28		130	130,766
New York City Municipal Water Finance Authority RB,
5.72%, 6/15/42		500	522,675
New York State Dormitory Authority RB,
5.63%, 3/15/39		500	509,720
Port Authority of New York & New Jersey RB,
5.65%, 11/01/40		430	439,748
Salt River Project Agricultural Improvement & Power District RB,
4.84%, 1/01/41		500	464,395
State of California GO:
7.55%, 4/01/39		1,330	1,529,101
7.30%, 10/01/39		215	240,409
State of Illinois GO,
5.10%, 6/01/33		520	443,180
State of Illinois GO, Series 3,
6.73%, 4/01/35		575	589,065
University of California RB,
6.55%, 5/15/48		500	509,050

Total Taxable Municipal Bonds – 5.1%			12,273,745

U.S. Government Sponsored Agency Securities
Agency Obligations – 2.7%
Fannie Mae:
4.36%, 10/09/19(g)(h)		3,385	2,369,602
7.13%, 1/15/30		1,985	2,641,160
7.25%, 5/15/30		266	358,450
5.63%, 7/15/37		369	415,726
Federal Home Loan Bank,
5.25%, 12/09/22		245	275,791

BLACKROCK FUNDS II	JUNE 30, 2011	61

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Agency Obligations (concluded)
Small Business Administration Participation Certificates, Series 2004-P10A, Class 1,
4.50%, 2/01/14	USD	29	$30,641
Tennessee Valley Authority,
5.25%, 9/15/39		500	529,405

			6,620,775

Collateralized Mortgage Obligations – 1.3%
Fannie Mae:
Series 2003-49, Class YD, 5.50%, 6/25/23		213	232,502
Series 2011-52, Class KB, 5.50%, 6/25/41		450	496,632
Series 2011-52, Class LB, 5.50%, 6/25/41		450	496,871
Freddie Mac, Series 3859, Class JB,
5.00%, 5/15/41		600	634,175
Ginnie Mae:
Series 2006-6, Class C, 5.07%, 2/16/44(b)		555	594,609
Series 2006-42, Class B, 5.22%, 8/16/46(b)		529	573,068

			3,027,857

Mortgage-Backed Securities – 0.4%
Fannie Mae Mortgage-Backed Securities:
7.00%, 1/01/31		6	7,114
2.57%, 1/01/35(b)		102	107,551
2.45%, 2/01/35(b)		430	452,287
5.00%, 7/01/41(i)		100	106,219
5.50%, 7/01/41(i)		100	107,906
6.00%, 7/01/41(i)		100	109,656
Freddie Mac Mortgage-Backed Securities,
7.00%, 12/01/29-4/01/32		14	16,707
Ginnie Mae Mortgage-Backed Securities:
7.00%, 9/15/31-5/15/32(e)		28	32,527
5.50%, 4/15/33-8/15/33		39	42,813
1.88%, 5/20/34(b)		90	92,178

			1,074,958

Total U.S. Government Sponsored Agency Securities – 4.4%			10,723,590

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 8/15/22		1,645	2,241,826
6.75%, 8/15/26		7,450	9,942,256
6.13%, 11/15/27		7,815	9,881,091
5.25%, 2/15/29		5,063	5,842,572
5.38%, 2/15/31		1,800	2,109,656
4.50%, 2/15/36		4,362	4,507,546
4.38%, 11/15/39-5/15/41		3,127	3,127,937
3.88%, 8/15/40(j)		8,822	8,077,369
4.25%, 11/15/40(g)		3,700	3,616,750
4.75%, 2/15/41(g)		2,434	2,587,267
U.S. Treasury Strips:
4.20%, 11/15/27		8,341	4,053,109
4.54%, 5/15/38		4,161	1,190,349
4.60%, 11/15/39		6,383	1,679,756
4.61%, 2/15/41		10,025	2,485,378

Total U.S. Treasury Obligations – 25.3%			61,342,862

Total Long-Term Investments (Cost – $229,231,537) – 98.2%			238,162,294

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(k)(l)		10,397,722	10,397,722

Total Short-Term Securities (Cost – $10,397,722) – 4.3%			10,397,722

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11		126	787
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11		117	2,194
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 9/16/11		20	875
U.S. Treasury Notes (5 Year), Strike Price USD 116, Expires 8/26/11		12	2,344

			6,200

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased – 0.9%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	13,600	190,045
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		1,900	19,497
Receive a fixed rate of 3.630% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		2,000	63,821
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		6,400	224,631
Receive a fixed rate of 3.715% and pay a floating rate based on 3-month LIBOR, Expires 8/06/12, Broker Deutsche Bank AG		7,700	274,900
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		2,200	92,597
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International		3,600	151,511
Receive a fixed rate of 4.290% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		1,400	101,236
Receive a fixed rate of 4.330% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		1,400	105,130
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.		1,700	127,248
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.		6,900	584,510

62	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 5.860% and pay a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker JPMorgan Chase Bank, N.A.	USD	1,000	$222,469

			2,157,595

Over-the-Counter Put Swaptions Purchased – 0.5%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		13,600	18,161
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		5,000	2,075
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		1,900	72,622
Pay a fixed rate of 3.630% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		2,000	36,296
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		6,400	276,003
Pay a fixed rate of 3.715% and receive a floating rate based on 3-month LIBOR, Expires 8/06/12, Broker Deutsche Bank AG		7,700	329,207
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		2,200	62,800
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International		3,600	103,080
Pay a fixed rate of 4.290% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		1,400	12,724
Pay a fixed rate of 4.330% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		1,400	11,961
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.		1,700	24,288
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.		6,900	353,374
Pay a fixed rate of 5.860% and receive a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker JPMorgan Chase Bank, N.A.		1,000	–

			1,302,591

Total Options Purchased (Cost – $3,889,948) – 1.4%			3,466,386

Total Investments Before Options Written (Cost – $243,519,207*) – 103.9%			252,026,402

	Contracts
Options Written
Exchange-Traded Put Options Written – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD
97.75, Expires 9/16/11		117	(731)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written – (1.4)%
Pay a fixed rate of 2.070% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		7,000	(135,103)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		2,100	(77,089)
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		900	(35,866)
Pay a fixed rate of 3.825% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.		1,400	(60,566)
Pay a fixed rate of 3.853% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		2,200	(98,969)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		2,900	(116,468)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		4,000	(119,501)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		3,500	(161,567)
Pay a fixed rate of 3.955% and receive a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		1,700	(83,052)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		1,200	(59,862)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		2,800	(139,679)
Pay a fixed rate of 3.983% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.		1,500	(75,463)
Pay a fixed rate of 4.015% and receive a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		1,600	(84,575)
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		2,200	(119,384)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		1,200	(57,336)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Bank of America, N.A.		3,100	(165,119)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		3,800	(202,404)
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		5,000	(229,444)
Pay a fixed rate of 4.120% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Bank of America, N.A.		2,000	(121,417)
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		2,000	(116,050)

BLACKROCK FUNDS II	JUNE 30, 2011	63

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 4.495% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.	USD	3,000	$(273,492)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		1,500	(105,873)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		4,500	(435,413)
Pay a fixed rate of 5.070% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		2,200	(196,147)
Pay a fixed rate of 5.080% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		2,400	(215,282)

			(3,485,121)

Over-the-Counter Put Swaptions Written – (0.7)%
Receive a fixed rate of 2.070% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		7,000	(6,696)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		2,100	(106,730)
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		900	(28,668)
Receive a fixed rate of 3.825% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.		1,400	(18,940)
Receive a fixed rate of 3.853% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		2,200	(28,217)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		2,900	(137,393)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		4,000	(152,684)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		3,500	(76,108)
Receive a fixed rate of 3.955% and pay a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		1,700	(39,945)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		1,200	(27,266)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		2,800	(63,622)
Receive a fixed rate of 3.983% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.		1,500	(33,756)
Receive a fixed rate of 4.015% and pay a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		1,600	(30,529)
Receive a fixed rate of 4.020% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		2,200	(31,022)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		1,200	(50,139)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Bank of America, N.A.		3,100	(64,125)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		3,800	(78,605)
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		5,000	(285,350)
Receive a fixed rate of 4.120% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Bank of America, N.A.		2,000	(23,839)
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		2,000	(46,701)
Receive a fixed rate of 4.495% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank, N.A.		3,000	(10,062)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		1,500	(49,061)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		4,500	(109,885)
Receive a fixed rate of 5.070% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		2,200	(83,640)
Receive a fixed rate of 5.080% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		2,400	(90,641)

			(1,673,624)

Total Options Written (Premiums Received – $5,475,735) – (2.1)%			(5,159,476)

Total Investments Net of Options Written – 101.8%			246,866,926
Liabilities in Excess of Other Assets – (1.8)%			(4,303,536)

Net Assets – 100.0%			$242,563,390

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$244,122,538

Gross unrealized appreciation	$11,527,931
Gross unrealized depreciation	(3,624,067)

Net unrealized appreciation	$7,903,864

64	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Depreciation
Goldman Sachs Bank USA	$107,906	$(16)
Morgan Stanley Capital Services, Inc.	$215,875	$(113)

(j)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,515,742	8,881,980	10,397,722	$5	$5,230

(l)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date[1]	Net Closing Amount	Par
Deutsche Bank AG	0.10%	5/19/11	Open	$7,500,896	$7,500,000

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,324,500	USD	1,342,353	Citibank, N.A.	7/07/11	$30,719
USD	1,377,955	CAD	1,324,500	Citibank, N.A.	7/07/11	4,883
USD	1,339,513	CAD	1,324,500	Citibank, N.A.	10/07/11	(30,322)

Total						$5,280

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
76	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2011	$9,296,937	$(1,917)
274	Ultra Treasury Bonds	Chicago Board Options	September 2011	$34,592,500	(907,661)

Total					$(909,578)

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
33	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2011	$7,238,344	$4,821
57	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2011	$6,794,133	26,686
71	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2011	$8,735,219	(121,617)

Total					$(90,110)

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%(a)	3-month LIBOR	UBS AG	6/23/13	USD	9,000	$4,135
1.86%(a)	3-month LIBOR	UBS AG	6/09/16	USD	500	2,565
1.85%(b)	3-month LIBOR	UBS AG	6/22/16	USD	1,100	(7,433)
2.20%(b)	3-month LIBOR	Bank of America, N.A.	8/22/16	USD	1,100	4,107
3.38%(b)	3-month LIBOR	Deutsche Bank AG	5/04/21	USD	2,700	46,381
4.04%(b)	3-month LIBOR	Royal Bank of Scotland Plc	5/10/21	USD	7,000	241,491
3.96%(a)	3-month LIBOR	Citibank, N.A.	5/19/41	USD	4,300	62,795

Total						$354,041

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

BLACKROCK FUNDS II	JUNE 30, 2011	65

Schedule of Investments (concluded)	BlackRock Long Duration Bond Portfolio

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	950	$2,112
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD	575	42,459

Total							$44,571

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$8,251,471	–	$8,251,471
Corporate Bonds	–	122,419,214	–	122,419,214
Foreign Agency Obligations	–	4,895,742	–	4,895,742
Foreign Government Obligations	–	4,079,268	–	4,079,268
Non-Agency Mortgage-Backed Securities	–	7,504,120	–	7,504,120
Preferred Securities	–	6,672,282	–	6,672,282
Taxable Municipal Bonds	–	12,273,745	–	12,273,745
U.S. Government Sponsored Agency Securities	–	10,723,590	–	10,723,590
U.S. Treasury Obligations	–	61,342,862	–	61,342,862
Short-Term Securities	$10,397,722	–	–	10,397,722

Total	$10,397,722	$238,162,294	–	$248,560,016

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$44,571	–	$44,571
Foreign currency exchange contracts	–	35,602	–	35,602
Interest rate contracts	$37,707	3,821,660	–	3,859,367
Liabilities:
Foreign currency exchange contracts	–	(30,322)	–	(30,322)
Interest rate contracts	(1,031,926)	(5,166,178)	–	(6,198,104)

Total	$(994,219)	$(1,294,667)	–	$(2,288,886)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

66	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A2,
4.98%, 7/01/13	USD	165	$171,055
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class B,
2.33%, 3/08/16		4,080	4,079,321
Asset-Backed Securities Corp. Home Equity, Series 2005-HE3, Class M2,
0.63%, 4/25/35(a)		2,144	2,079,989
Bank of America Auto Trust, Series 2009-2A, Class A3,
2.13%, 9/15/13(b)		190	191,010
Bear Stearns Asset-Backed Securities Trust:
Series 2006-HE10, Class 21A1, 0.26%, 12/25/36(a)		1,033	969,263
Series 2007-HE3, Class 1A1, 0.31%, 4/25/37(a)		1,401	1,362,661
BNC Mortgage Loan Trust, Series 2006-2, Class A3,
0.31%, 11/25/36(a)		4,025	3,835,606
Bumper 2 SA, Series 2011-4, Class A,
2.59%, 5/20/26(a)	EUR	4,700	6,819,151
Capital One Auto Finance Trust, Series 2007-A, Class A4,
0.21%, 11/15/13(a)	USD	663	660,399
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1,
0.31%, 2/25/37(a)		57	54,362
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.29%, 5/16/16(a)(b)		18,325	18,545,565
Series 2009-A12, Class A12, 3.35%, 8/15/16(b)		3,655	3,741,828
Series 2009-A17, Class A17, 4.90%, 11/15/18(b)		4,290	4,642,226
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.05%, 1/15/19		376	385,401
Series 1995-5, Class M1, 7.65%, 9/15/26(a)		179	182,096
Series 1996-8, Class A6, 7.60%, 10/15/27(a)		777	814,467
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.36%, 5/25/36(a)		6,072	5,183,679
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		1,727	1,590,110
Series 2007-1, Class 2A1, 0.24%, 7/25/37-6/25/47(a)		8,955	8,658,328
Series 2007-3, Class 2A1, 0.29%, 9/25/29-9/25/47(a)		3,731	3,606,493
Series 2007-4, Class A1A, 0.31%, 2/25/27(a)		3,107	3,031,580
Series 2007-7, Class 2A2, 0.35%, 6/25/30(a)		9,120	7,380,624
Series 2007-12, Class 2A1, 0.54%, 5/25/29(a)		7,605	7,188,615
DT Auto Owner Trust, Series 2011-2A, Class D,
4.36%, 12/15/16(b)		2,855	2,858,831
Ford Credit Auto Lease Trust, Series 2010-B, Class A4,
1.04%, 1/15/13(b)		7,700	7,710,259
Ford Credit Auto Owner Trust, Series 2009-D, Class A4,
2.98%, 8/15/14		5,380	5,553,940
Ford Credit Floorplan Master Owner Trust, Series 2010-1, Class A,
1.84%, 12/15/14(a)(b)		4,410	4,492,360
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	4,663	6,807,958
Heller Financial, Series 1998-1, Class A,
0.87%, 7/15/24(a)(b)	USD	954	469,940
Home Equity Asset Trust:
Series 2007-1, Class 2A1, 0.25%, 5/25/37(a)		1,297	1,268,013
Series 2007-2, Class 2A1, 0.30%, 7/25/37(a)		523	510,517
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A,
1.25%, 1/15/24(a)(b)		262	194,900
Indymac Residential Asset-Backed Trust, Series 2007-A, Class 2A1,
0.32%, 4/25/47(a)		15	14,791
MASTR Asset-Backed Securities Trust, Series 2005-FRE1, Class A4,
0.44%, 10/25/35(a)		254	244,655
MBNA Credit Card Master Note Trust, Series 2004-A9, Class A9,
1.39%, 2/20/14(a)	EUR	3,385	4,902,296
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3,
3.20%, 2/15/13	USD	3,344	3,372,730
NovaStar Home Equity Loan, Series 2007-2, Class A2A,
0.28%, 9/25/37(a)		518	510,438
PMC Capital LP, Series 1998-1, Class A,
2.25%, 4/01/21(a)(b)		790	553,099
Residential Asset Mortgage Products, Inc., Series 2007-RS2, Class A1,
0.31%, 7/25/29(a)		1,086	1,055,153
Residential Asset Securities Corp., Series 2007-KS3, Class AI1,
0.30%, 4/25/37(a)		136	134,680
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16(b)		6,610	6,612,152
Series 2011-S1A, Class C, 2.01%, 8/15/16(b)		5,991	5,991,402
Series 2011-WO, Class A3, 1.40%, 10/15/14(b)		13,540	13,608,151
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		8,695	8,903,172
Series 2010-B, Class A3, 1.31%, 2/17/14(b)		8,410	8,437,461
Series 2011-1, Class C, 3.11%, 5/16/16		2,960	2,978,095
Series 2011-S1A, Class D, 3.10%, 3/15/13(b)		5,417	5,424,129
Series 2011-S2A, Class B, 2.06%, 8/15/13(b)		2,827	2,827,417
SLC Student Loan Trust, Series 2006-A, Class A4,
0.40%, 10/15/15(a)		4,909	4,801,782
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.65%, 3/15/22(a)		6,523	6,350,812
Series 2004-10, Class A4A, 0.67%, 7/27/20(a)(b)		4,453	4,453,312
Series 2004-B, Class A2, 0.45%, 6/15/21(a)		9,500	9,265,569
Series 2005-8, Class A2, 0.36%, 7/25/22(a)		5,220	5,209,266
Series 2006-5, Class A3, 0.30%, 10/25/19(a)		135	134,489
Series 2008-5, Class A2, 1.37%, 10/25/16(a)		13,061	13,205,774
Series 2008-5, Class A3, 1.57%, 1/25/18(a)		16,250	16,693,625
Series 2009-B, Class A1, 6.19%, 7/15/42(a)(b)		3,127	2,976,954
Series 2010-C, Class A1, 1.84%, 12/15/17(a)(b)		5,268	5,304,003
Soundview Home Equity Loan Trust:
Series 2003-1, Class M1, 1.04%, 8/25/31(a)		1,383	1,353,306

BLACKROCK FUNDS II	JUNE 30, 2011	67

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
Series 2006-EQ1, Class A2, 0.30%, 10/25/36(a)	USD	2,047	$2,002,229
Structured Asset Securities Corp., Series 2007-WF1, Class A2,
0.28%, 2/25/37(a)		24	23,517
SWB Loan-Backed Certificates, Series 1998-1, Class AV,
1.00%, 9/15/24(a)(b)		1,510	1,347,411
Wells Fargo Home Equity Trust, Series 2007-2, Class A1,
0.28%, 4/25/37(a)		2,151	2,082,098

Total Asset-Backed Securities – 16.9%			255,814,515

Corporate Bonds
Aerospace & Defense – 0.5%
BAE Systems Holdings, Inc.,
6.40%, 12/15/11(b)		7,960	8,169,229

Airlines – 1.9%
American Airlines, Inc.,
10.50%, 10/15/12		8,220	8,723,475
Continental Airlines Pass-Through Trust, Series 2000-1, Class B,
8.39%, 11/01/20		1,437	1,444,421
Continental Airlines, Inc.,
6.75%, 9/15/15(b)		3,600	3,618,000
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-2, 6.42%, 7/02/12		5,730	5,901,900
Series 2010-1, Class B, 6.38%, 1/02/16(b)		4,600	4,416,000
United Air Lines, Inc.,
12.75%, 7/15/12		4,552	4,916,096

			29,019,892

Beverages – 1.5%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12(c)		10,145	10,416,714
2.50%, 3/26/13(c)		12,135	12,435,329

			22,852,043

Capital Markets – 2.8%
The Bank of New York Mellon Corp.,
0.35%, 3/23/12(a)		110	110,065
Credit Suisse New York:
5.00%, 5/15/13		15,000	16,011,210
5.50%, 5/01/14		150	164,752
3.50%, 3/23/15		4,222	4,353,004
The Goldman Sachs Group, Inc.:
5.00%, 10/01/14		5,953	6,376,223
3.70%, 8/01/15		5,650	5,753,214
Morgan Stanley,
4.00%, 7/24/15		9,150	9,311,873

			42,080,341

Chemicals – 0.4%
Nova Chemicals Corp.,
8.38%, 11/01/16		6,000	6,600,000

Commercial Banks – 2.6%
Amsouth Bank,
5.20%, 4/01/15		1,575	1,518,850
CIT Group, Inc.,
5.25%, 4/01/14(b)		8,400	8,358,000
City National Corp.,
5.13%, 2/15/13		3,345	3,494,364
North Fork Bancorp., Inc.,
5.88%, 8/15/12		3,725	3,864,315
Regions Financial Corp.:
6.38%, 5/15/12		4,010	4,096,889
4.88%, 4/26/13		11,750	11,850,968
Wells Fargo & Co.,
3.68%, 6/15/16(a)(c)		5,285	5,429,487

			38,612,873

Consumer Finance – 1.3%
American Express Bank FSB,
5.50%, 4/16/13		7,668	8,203,196
American Express Credit Corp.,
7.30%, 8/20/13		3,925	4,368,482
Capital One Financial Corp.,
6.25%, 11/15/13		6,545	7,205,338

			19,777,016

Containers & Packaging – 0.5%
Rock-Tenn Co.,
9.25%, 3/15/16		4,050	4,374,000
Temple-Inland, Inc.:
7.88%, 5/01/12		1,715	1,805,008
6.63%, 1/15/16		1,490	1,655,161

			7,834,169

Diversified Financial Services – 5.0%
Ally Financial, Inc.:
4.50%, 2/11/14		4,650	4,650,000
8.30%, 2/12/15		2,275	2,542,313
Bank of America Corp.:
6.25%, 4/15/12(c)		3,680	3,826,284
4.50%, 4/01/15		8,456	8,840,748
The Bear Stearns Cos. LLC,
6.95%, 8/10/12(c)		5,770	6,160,127
BP Capital Markets Plc,
5.25%, 11/07/13(c)		11,174	12,106,627
FCE Bank Plc,
7.13%, 1/16/12	EUR	5,800	8,549,697
General Electric Capital Corp.,
2.80%, 1/08/13(c)	USD	15,246	15,633,096
Novus USA Trust, Series 2010-1,
1.51%, 11/18/11(a)(b)		5,000	4,969,030
Volkswagen International Finance NV,
1.63%, 8/12/13(b)		8,270	8,326,327

			75,604,249

Diversified Telecommunication Services – 1.5%
Qwest Communications International, Inc.:
8.00%, 10/01/15		7,591	8,255,213
7.13%, 4/01/18		629	675,389
Qwest Corp.,
8.88%, 3/15/12		8,735	9,193,587
Windstream Corp.,
8.13%, 8/01/13		3,620	3,927,700

			22,051,889

Electric Utilities – 0.6%
Constellation Energy Group, Inc.,
4.55%, 6/15/15		1,984	2,111,393
Duke Energy Ohio, Inc.,
5.70%, 9/15/12		3,175	3,361,271
Great Plains Energy, Inc.,
2.75%, 8/15/13		3,670	3,753,654
MidAmerican Energy Co.,
5.13%, 1/15/13		60	63,741

			9,290,059

Electronic Equipment, Instruments & Components – 0.5%
Jabil Circuit, Inc.,
7.75%, 7/15/16		6,270	6,944,025

Food Products – 1.6%
Nabisco, Inc.,
7.55%, 6/15/15		5,675	6,649,239
Tyson Foods, Inc.,
10.50%, 3/01/14		8,095	9,612,813
WM Wrigley Jr. Co.,
2.45%, 6/28/12(b)		7,550	7,565,055

			23,827,107

Health Care Equipment & Supplies – 1.8%
Boston Scientific Corp.:
4.50%, 1/15/15		5,160	5,440,565
6.40%, 6/15/16		1,228	1,383,126
CareFusion Corp.,
4.13%, 8/01/12		14,820	15,275,270

68	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Health Care Equipment & Supplies (concluded)
Covidien International Finance SA,
5.45%, 10/15/12	USD	4,640	$4,910,336

			27,009,297

Hotels, Restaurants & Leisure – 1.5%
MGM Resorts International,
13.00%, 11/15/13(d)		6,725	7,985,937
Sheraton Holding Corp.,
7.38%, 11/15/15		574	650,055
Starwood Hotels & Resorts Worldwide, Inc.,
7.88%, 10/15/14		7,321	8,364,243
Wyndham Worldwide Corp.,
9.88%, 5/01/14		5,055	5,936,400

			22,936,635

Household Durables – 0.6%
Newell Rubbermaid, Inc.,
5.50%, 4/15/13		7,786	8,333,971

Household Products – 0.7%
Masco Corp.,
6.13%, 10/03/16		4,760	4,889,696
Owens Corning,
6.50%, 12/01/16		5,125	5,576,420

			10,466,116

Independent Power Producers & Energy Traders – 0.4%
NRG Energy, Inc.,
7.38%, 1/15/17		6,115	6,405,463

Insurance – 3.7%
American International Group, Inc.,
3.65%, 1/15/14(c)		11,710	11,933,544
Lincoln National Corp.,
4.30%, 6/15/15		7,760	8,171,552
MetLife, Inc.,
6.75%, 6/01/16(c)		4,020	4,679,099
Metropolitan Life Global Funding I:
2.88%, 9/17/12(b)		9,875	10,091,815
5.13%, 4/10/13(b)(c)		3,761	4,001,809
5.13%, 6/10/14(b)(c)		642	701,424
New York Life Global Funding,
2.25%, 12/14/12(b)		95	96,959
Prudential Financial, Inc.:
3.63%, 9/17/12		4,040	4,147,496
2.75%, 1/14/13		4,010	4,092,125
XL Capital Finance Europe Plc,
6.50%, 1/15/12		3,500	3,600,310
Xl Group Plc,
5.25%, 9/15/14		3,510	3,760,677

			55,276,810

Life Sciences Tools & Services – 1.3%
Agilent Technologies, Inc.:
4.45%, 9/14/12		9,764	10,113,297
5.50%, 9/14/15		1,350	1,494,874
Life Technologies Corp.,
3.38%, 3/01/13		7,450	7,669,365

			19,277,536

Machinery – 0.3%
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 4/15/14		3,735	4,484,798

Media – 5.8%
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		8,443	9,941,633
Charter Communications Operating LLC/Charter Communications Operating Capital,
10.88%, 9/15/14(a)(b)		2,100	2,310,000
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		682	741,675
9.25%, 12/15/17		2,728	2,973,520
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13		1,945	2,178,476
COX Communications, Inc.,
5.45%, 12/15/14		5,664	6,312,709
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
7.63%, 5/15/16		7,500	8,175,000
3.13%, 2/15/16		4,995	5,067,447
DISH DBS Corp.,
7.75%, 5/31/15		7,850	8,497,625
The Interpublic Group of Cos., Inc.,
6.25%, 11/15/14		9,645	10,681,837
NBCUniversal Media LLC,
2.10%, 4/01/14(b)		8,880	8,997,793
Time Warner Cable, Inc.:
5.40%, 7/02/12		5,275	5,514,353
6.20%, 7/01/13		6,130	6,724,052
Virgin Media Finance Plc,
9.13%, 8/15/16		4,000	4,210,000
Virgin Media Secured Finance Plc,
7.00%, 1/15/18	GBP	3,053	5,181,677

			87,507,797

Metals & Mining – 1.5%
Barrick Gold Corp.:
1.75%, 5/30/14(b)(c)	USD	9,200	9,217,765
2.90%, 5/30/16		2,440	2,438,080
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17		8,834	9,651,145
Teck Resources Ltd.,
3.15%, 1/15/17		2,023	2,024,309

			23,331,299

Multiline Retail – 1.0%
Dollar General Corp.,
11.88%, 7/15/17(e)		8,000	9,120,000
Macy’s Retail Holdings, Inc.:
5.75%, 7/15/14		1,497	1,646,661
7.45%, 7/15/17		3,150	3,723,558

			14,490,219

Multi-Utilities – 0.2%
CenterPoint Energy, Inc., Series B,
6.85%, 6/01/15		3,260	3,762,164

Oil, Gas & Consumable Fuels – 3.4%
Anadarko Petroleum Corp.,
5.95%, 9/15/16		3,915	4,406,673
Arch Coal, Inc.,
7.25%, 10/01/20		2,120	2,157,100
Chesapeake Energy Corp.,
7.63%, 7/15/13		4,855	5,291,950
Consolidated Natural Gas Co.,
6.25%, 11/01/11		40	40,723
Continental Resources, Inc.,
8.25%, 10/01/19		4,365	4,768,763
Enterprise Products Operating LLC:
4.60%, 8/01/12		5,786	6,009,201
6.13%, 2/01/13		4,295	4,597,278
6.38%, 2/01/13		2,350	2,522,177
Forest Oil Corp.,
8.50%, 2/15/14		7,615	8,262,275
Rockies Express Pipeline LLC,
6.25%, 7/15/13(b)		8,325	8,933,549
Southeast Supply Header LLC,
4.85%, 8/15/14(b)		3,955	4,219,016

			51,208,705

Paper & Forest Products – 1.2%
Celulosa Arauco y Constitucion SA:
5.13%, 7/09/13		3,170	3,336,783
5.63%, 4/20/15		2,855	3,077,090
Domtar Corp.,
7.13%, 8/15/15		5,440	6,079,200
Georgia-Pacific LLC,
8.25%, 5/01/16(b)		4,865	5,514,765

			18,007,838

BLACKROCK FUNDS II	JUNE 30, 2011	69

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Real Estate Investment Trusts (REITs) – 1.3%
AvalonBay Communities, Inc.,
6.13%, 11/01/12	USD	1,320	$1,404,608
HCP, Inc.,
2.70%, 2/01/14		3,790	3,844,652
ProLogis LP:
5.75%, 4/01/16		2,210	2,387,934
6.25%, 3/15/17		2,190	2,419,841
The Rouse Co. LP,
7.20%, 9/15/12		4,930	5,133,363
The Rouse Co. LP/TRC Co-Issuer, Inc.,
6.75%, 5/01/13(b)		3,740	3,866,225

			19,056,623

Real Estate Management & Development – 0.2%
The Unique Pub Finance Co. Plc,
7.40%, 3/28/24	GBP	2,790	3,313,592

Road & Rail – 1.2%
Asciano Finance Ltd.,
3.13%, 9/23/15(b)	USD	9,000	8,879,994
Burlington Northern Santa Fe LLC,
7.00%, 2/01/14		1,560	1,775,873
CSX Corp.:
5.75%, 3/15/13		1,500	1,613,917
6.25%, 4/01/15		5,510	6,308,730

			18,578,514

Semiconductors & Semiconductor Equipment – 0.9%
Maxim Integrated Products, Inc.,
3.45%, 6/14/13		5,670	5,888,193
National Semiconductor Corp.,
6.15%, 6/15/12		6,870	7,161,377

			13,049,570

Specialty Retail – 0.2%
Best Buy Co., Inc.,
3.75%, 3/15/16		3,670	3,687,583

Tobacco – 0.3%
Altria Group, Inc.,
7.75%, 2/06/14		3,704	4,240,561

Wireless Telecommunication Services – 1.1%
America Movil SAB de CV,
5.50%, 3/01/14		4,841	5,312,097
Crown Castle Towers LLC,
4.52%, 1/15/15(b)		5,950	6,218,738
Nextel Communications, Inc., Series E,
6.88%, 10/31/13		3,040	3,059,000
SBA Tower Trust,
4.25%, 4/15/15(b)		2,425	2,551,167

			17,141,002

Total Corporate Bonds – 49.3%			744,228,985

Foreign Agency Obligations
CDP Financial, Inc.,
3.00%, 11/25/14(b)(c)		3,305	3,437,996
Dexia Credit Local SA,
2.38%, 9/23/11(b)(c)		7,690	7,719,414
Petrobras International Finance Co.:
7.75%, 9/15/14		4,000	4,587,032
3.88%, 1/27/16		6,990	7,118,043

Total Foreign Agency Obligations – 1.5%			22,862,485

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 18.7%
Arkle Master Issuer Plc:
Series 2006-1X, Class 5A2, 0.92%, 2/17/52(a)	GBP	5,300	8,432,101
Series 2010-1A, Class 2A, 1.41%, 2/17/15(a)(b)	USD	9,230	9,215,121
Arran Residential Mortgages Funding Plc:
Series 2006-2A, Class A2B, 0.30%, 9/20/56(a)(b)		9,150	9,127,932
Series 2007-3A, Class A2B, 0.31%, 9/16/56(a)(b)		3,631	3,589,226
Series 2007-3X, Class A2A, 0.89%, 9/16/56(a)	GBP	3,363	5,328,072
Series 2007-3X, Class A2C, 1.55%, 9/16/56(a)	EUR	3,509	5,031,108
Series 2010-1A, Class A1C, 1.46%, 5/16/47(a)(b)	USD	8,463	8,467,254
Series 2011-1A, Class A1C, 1.54%, 11/19/47(a)(b)		11,395	11,397,689
Banc of America Funding Corp., Series 2006-7, Class 1A1,
0.64%, 9/25/36(a)		5,254	4,464,762
Banc of America Mortgage Securities, Inc., Series 2003-J, Class 2A1,
3.22%, 11/25/33(a)		1,250	1,182,238
BCAP LLC Trust, Series 2010-RR6, Class 9A6,
0.54%, 7/26/37(a)(b)		4,050	3,543,750
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.15%, 7/25/34(a)		3,125	2,891,709
Series 2004-7, Class 4A, 3.02%, 10/25/34(a)		2,226	2,047,568
Bear Stearns Alt-A Trust, Series 2004-12, Class 1A1,
0.54%, 1/25/35(a)		1,943	1,483,316
Citicorp Mortgage Securities, Inc., Series 2006-2, Class 1A7,
5.75%, 4/25/36		7,060	7,033,618
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.73%, 2/25/35(a)		1,154	896,468
Series 2005-17, Class 1A6, 5.50%, 9/25/35		7,303	7,084,387
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 1A1,
2.75%, 2/25/35(a)		519	465,155
Gracechurch Mortgage Financing Plc:
Series 2006-1, Class A5, 1.53%, 11/20/56(a)	EUR	4,089	5,909,120
Series 2007-1A, Class 3A1, 0.34%, 11/20/56(a)(b)	USD	7,112	7,044,956
GS Mortgage Securities Corp. II, Series 2000-1A, Class A,
0.89%, 3/20/23(a)(b)		285	231,189
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A,
0.40%, 11/19/36(a)		214	134,958
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.36%, 7/15/21(a)		3,230	3,224,748
Series 2007-2X, Class 3A2, 1.42%, 7/15/21(a)	EUR	4,337	6,277,777
Series 2007-2X, Class 3A3, 0.91%, 7/15/21(a)	GBP	7,413	11,877,478
JPMorgan Mortgage Trust, Series 2004-A1, Class 2A1,
2.65%, 2/25/34(a)	USD	105	104,072
Lanark Master Issuer Plc, Series 2007-1X, Class 3A1,
0.40%, 12/22/54(a)		6,240	6,145,384
MASTR Alternative Loans Trust, Series 2005-2, Class 2A1,
6.00%, 1/25/35		3,651	3,563,752
Morgan Stanley Reremic Trust, Series 2010-R5, Class 5A,
0.42%, 1/26/37(a)(b)		3,237	3,148,057

70	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
MortgageIT Trust, Series 2004-1, Class A1,
0.97%, 11/25/34(a)	USD	4,637	$3,987,872
Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1B,
0.47%, 11/25/35(a)		3,650	3,189,575
Permanent Master Issuer Plc:
Series 2006-1, Class 6A1, 0.94%, 4/15/20(a)	GBP	14,663	23,065,719
Series 2008-2, Class 1A, 1.67%, 4/15/14(a)		14,290	22,874,205
Residential Asset Securitization Trust, Series 2005-A5, Class A12,
0.49%, 5/25/35(a)	USD	2,471	2,121,780
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2,
0.49%, 9/25/34(a)		2,324	1,735,636
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3,
5.54%, 4/25/37(a)		119	92,356
Superannuation Members Home Loans Global Fund, Series 2007-1, Class A2,
1.55%, 6/12/40(a)	EUR	5,908	8,267,690
Thornburg Mortgage Securities Trust:
Series 2006-4, Class A1, 0.32%, 7/25/36(a)	USD	3,433	3,423,993
Series 2006-4, Class A2B, 0.31%, 7/25/36(a)		11,118	10,948,311
Series 2006-5, Class A1, 0.31%, 8/25/11(a)		17,557	17,449,583
Series 2006-6, Class A1, 0.30%, 11/25/11(a)		23,014	22,726,625
Series 2007-1, Class A2B, 0.29%, 3/25/37(a)		13,486	12,955,170
Series 2007-1, Class A3A, 0.29%, 3/25/37(a)		5,671	5,529,681
Series 2007-2, Class A2A, 0.32%, 6/25/37(a)		1,769	1,721,496
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 2A7,
6.00%, 7/25/37		2,125	2,107,475

			281,540,132

Commercial Mortgage-Backed Securities – 8.4%
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A1,
3.88%, 9/11/36		23	23,574
Bear Stearns Commercial Mortgage Securities:
Series 2002-TOP6, Class A2, 6.46%, 10/15/36		200	203,524
Series 2007-PW15, Class AAB, 5.32%, 2/11/44		7,075	7,395,363
Centre Parcs Mortgage Finance Plc, Series 2007-1, Class A2,
2.86%, 10/10/18(a)	GBP	2,111	3,269,480
Commercial Mortgage Pass-Through Certificates:
Series 2001-J2A, Class A2, 6.10%, 7/16/11(b)	USD	150	149,611
Series 2003-LB1A, Class A1, 3.25%, 6/10/38		2,471	2,499,231
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3,
6.39%, 8/15/36		4,199	4,220,159
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1,
3.74%, 11/10/46(b)		8,380	8,571,227
Extended Stay America Trust, Series 2010-ESHA, Class A,
2.95%, 11/05/27(b)		8,497	8,449,418
GE Capital Commercial Mortgage Corp.:
Series 2001-3, Class A2, 6.07%, 11/10/11		7,368	7,408,886
Series 2002-2A, Class A3, 5.35%, 8/11/36		410	422,606
Series 2002-3A, Class A2, 5.00%, 12/10/37		2,444	2,527,360
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class A2, 5.51%, 4/10/38(a)		4,006	4,005,124
Series 2006-GG8, Class A2, 5.48%, 10/10/13		2,822	2,833,153
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%, 12/15/11		129	130,269
Series 2005-LDP5, Class A4, 5.37%, 12/15/44(a)		14,525	15,850,713
Series 2007-LD11, Class A2, 5.99%, 6/15/49(a)		7,000	7,193,808
Series 2007-LD11, Class ASB, 6.00%, 10/15/16(a)		5,344	5,703,200
LB-UBS Commercial Mortgage Trust:
Series 2001-C3, Class A2, 6.37%, 12/15/28		32	31,949
Series 2007-C6, Class A4, 5.86%, 7/15/40(a)		9,285	10,073,723
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,
5.24%, 11/12/35(a)		9,190	9,795,719
Morgan Stanley Capital I, Series 2007-HQ13, Class A1,
5.36%, 12/15/44		121	123,983
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2,
6.36%, 3/12/11(f)		36	36,190
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1,
5.58%, 8/15/39(a)		2,829	2,844,118
Titan Europe Plc/Ireland, Series 2006-4FSX, Class A1,
4.82%, 9/03/14(a)	GBP	5,875	9,009,291
Wachovia Bank Commercial Mortgage Trust:
Series 2002-C1, Class A4, 6.29%, 4/15/34	USD	13,556	13,848,688
Series 2003-C3, Class A1, 4.04%, 2/15/35		611	610,797

			127,231,164

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.43%, 5/25/36(a)(b)		17,093	305,353

Total Non-Agency Mortgage-Backed Securities – 27.1%			409,076,649

Project Loans – 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22		4	4,027

Taxable Municipal Bonds
New York City Industrial Development Agency RB,
8.00%, 8/01/12		8,600	8,862,816
State of California GO:
5.10%, 8/01/14		3,000	3,093,360
3.95%, 11/01/15		1,765	1,807,060
State of California Various Purposes GO,
5.65%, 4/01/39(a)		8,100	8,628,201

BLACKROCK FUNDS II	JUNE 30, 2011	71

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Taxable Municipal Bonds
State of Illinois GO:
2.77%, 1/01/12	USD	10,485	$10,578,736
4.07%, 1/01/14		2,390	2,471,140

Total Taxable Municipal Bonds – 2.4%			35,441,313

U.S. Government Sponsored Agency Securities
Agency Obligations – 1.6%
Fannie Mae,
5.25%, 8/01/12(c)(g)		15,855	16,679,127
Federal Home Loan Bank:
5.38%, 6/13/14(c)		3,500	3,949,487
5.25%, 9/12/14(c)		3,500	3,951,045

			24,579,659

Collateralized Mortgage Obligations – 1.5%
Fannie Mae:
Series 1997-20, Class FB, 0.79%, 3/25/27(a)		917	896,138
Series 2002-T6, Class A1, 3.31%, 2/25/32		806	840,422
Series 2003-52, Class LC, 4.50%, 10/25/16		1,236	1,248,565
Series 2006-M2, Class A1A, 4.86%, 8/25/16(a)		3,145	3,312,677
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		621	695,553
Series 2577, Class UC, 5.00%, 2/15/18		890	961,632
Series 2724, Class PD, 5.00%, 4/15/21		5,842	6,001,837
Series 2901, Class KA, 5.00%, 9/15/32		2,037	2,127,385
Series 3178, Class PA, 5.50%, 10/15/27		5	5,285
Series 3215, Class EP, 5.38%, 9/15/11		26	26,519
Ginnie Mae, Series 2006-6, Class C,
5.07%, 2/16/44(a)		5,732	6,139,338

			22,255,351

Commercial Mortgage-Backed Securities – 0.0%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13		164	165,875
Series K003, Class A2, 3.61%, 6/25/14		210	219,329

			385,204

Interest Only Collateralized Mortgage Obligations – 0.5%
Fannie Mae,
5.50%, 10/25/40		40,674	7,789,565

Mortgage-Backed Securities – 19.5%
Fannie Mae Mortgage-Backed Securities:
4.54%, 4/01/14(c)		5,438	5,795,278
7.00%, 3/01/15-11/01/17		913	995,635
7.50%, 4/01/15-8/01/16(c)		587	646,329
6.00%, 2/01/17		46	50,150
5.00%, 12/01/17-3/01/26(c)		17,061	18,442,421
4.00%, 9/01/18(c)		31,529	33,363,749
5.50%, 12/01/18-10/01/21(c)		10,264	11,150,512
6.50%, 4/01/21(c)		1,606	1,703,908
3.50%, 7/01/26(h)		44,000	44,797,500
4.50%, 7/01/41(h)		168,900	174,758,719
Freddie Mac Mortgage-Backed Securities:
7.00%, 11/01/15-12/01/16		326	355,845
6.50%, 6/01/16-1/01/19(c)		1,515	1,656,182
5.50%, 10/01/17		26	28,398

			293,744,626

Total U.S. Government Sponsored Agency Securities – 23.1%			348,754,405

U.S. Treasury Obligations
U.S. Treasury Notes:
0.50%, 5/31/13(c)		54,325	54,382,313
0.75%, 6/15/14(c)		43,155	43,104,422
1.75%, 5/31/16(c)		20,670	20,702,245

Total U.S. Treasury Obligations – 7.8%			118,188,980

Total Long-Term Investments (Cost – $1,912,644,027) – 128.1%			1,934,371,359

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(f)(i)		62,935,940	62,935,940

Total Short-Term Securities (Cost – $62,935,940) – 4.1%			62,935,940

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11		333	6,244

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased – 0.5%
Receive a fixed rate of 2.550% and pay a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Deutsche Bank AG	USD	230,700	4,769,937
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		74,600	3,139,873

			7,909,810

Over-the-Counter Put Swaptions Purchased – 0.2%
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		74,600	2,129,498
Pay a fixed rate of 99% CDS on CDX.NA.HY Series 16 Version 1 and receive a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker BNP Paribas		10,600	145,818

			2,275,316

Total Options Purchased (Cost – $7,744,988) – 0.7%			10,191,370

72	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

			Value
Total Investments Before Options Written (Cost – $1,983,324,955*) – 132.9%			$2,007,498,669

	Contracts
Options Written
Exchange-Traded Put Options Written – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11		333	(2,081)

	Notional Amount (000)
Over-the-Counter Call Swaptions Written – (0.6)%
Pay a fixed rate of 102.5% CDS on CDX.NA.HY. Series 16 Version 1 and receive a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker BNP Paribas	USD	10,600	(90,621)
Pay a fixed rate of 2.050% and receive a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Deutsche Bank AG		230,700	(1,364,496)
Pay a fixed rate of 4.034% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		141,300	(7,560,846)

			(9,015,963)

Over-the-Counter Put Swaptions Written – (0.2)%
Receive a fixed rate of 102.5% CDS on CDX.NA.HY Series 16 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 9/21/11, Broker BNP Paribas		10,600	(305,182)
Receive a fixed rate of 120% CDS on CDX.NA.IG Series 16 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 12/21/11, Broker Morgan Stanley Capital Services, Inc.		20,800	(81,441)
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Deutsche Bank AG		208,000	(103,956)
Receive a fixed rate of 4.034% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		141,300	(2,906,687)

			(3,397,266)

Total Options Written (Premiums Received – $12,976,325)			(12,415,310)

Total Investments Net of Options Written – 132.1%			1,995,083,359
Liabilities in Excess of Other Assets – (32.1)%			(484,868,080)

Net Assets – 100.0%			$1,510,215,279

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,983,354,285

Gross unrealized appreciation	$34,625,136
Gross unrealized depreciation	(10,480,752)

Net unrealized appreciation	$24,144,384

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2010	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,573,533	59,362,407	**	–	62,935,940	$62,935,940	$128	$16,686
PNC Mortgage Acceptance Corp. Series 2001-C1, Class A2	2,486,879	–		2,450,818	36,061	$36,190	$(30,657)	$19,456

**	Represents net shares purchased.

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Depreciation
Bank of America, N.A.	$37,455,688	$(73,531)
Citibank, N.A.	$44,797,500	$(171,875)
JPMorgan Chase Bank, N.A.	$137,303,031	$(414,688)

(i)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date[1]	Net Closing Amount	Par
UBS AG	0.37%	4/12/11	Open	$14,915,219	$14,902,965
UBS AG	0.37%	4/12/11	Open	$5,098,929	5,094,740
Barclays Bank Plc	0.22%	5/02/11	Open	$7,827,444	7,824,575
Barclays Bank Plc	0.35%	5/03/11	Open	$676,896	676,508
UBS AG	0.35%	5/03/11	Open	$3,333,351	3,331,440

BLACKROCK FUNDS II	JUNE 30, 2011	73

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Counterparty	Interest Rate	Settlement Date	Maturity Date[1]	Net Closing Amount	Par
BNP Paribas	0.35%	6/09/11	Open	$10,044,263	$10,043,550
BNP Paribas	0.35%	6/09/11	Open	$12,044,922	12,042,774
BNP Paribas	0.35%	6/09/11	Open	$11,707,341	11,704,765
Credit Suisse International	0.35%	6/09/11	Open	$11,522,216	11,519,712
Deutsche Bank AG	0.35%	6/09/11	Open	$5,252,464	5,250,000
BNP Paribas	0.16%	6/13/11	7/14/11	$41,018,772	41,013,121
BNP Paribas	0.35%	6/13/11	7/14/11	$29,008,925	28,996,564
Credit Suisse International	0.38%	6/14/11	Open	$3,676,003	3,670,800
Deutsche Bank AG	0.35%	6/14/11	Open	$8,878,607	8,878,000
Deutsche Bank AG	0.35%	6/20/11	Open	$4,543,086	4,542,600
Deutsche Bank AG	0.40%	6/22/11	Open	$3,893,024	3,892,635
Credit Suisse International	0.30%	6/27/11	Open	$3,850,128	3,850,000
Credit Suisse International	0.30%	6/27/11	Open	$3,915,756	3,915,625
Credit Suisse International	0.30%	6/27/11	Open	$14,294,632	14,294,156
Barclays Bank Plc	0.02%	6/30/11	7/05/11	$54,393,057	54,392,906
BNP Paribas	(0.40)%	6/30/11	7/01/11	$43,154,521	43,155,000
Deutsche Bank AG	(0.08)%	6/30/11	7/01/11	$22,336,225	22,336,275

Total					$315,328,711

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	14,438,900	USD	23,482,070	Citibank, N.A.	7/07/11	$(310,351)
GBP	56,384,500	USD	90,192,646	Royal Bank of Scotland Plc	7/07/11	293,870
USD	129,374,280	GBP	79,128,000	Citibank, N.A.	7/07/11	2,388,724
USD	1,459	EUR	1,000	Citibank, N.A.	7/27/11	10
USD	54,258,586	EUR	37,325,500	UBS AG	7/27/11	172,642
USD	90,094,932	GBP	56,384,500	Royal Bank of Scotland Plc	10/07/11	(287,910)

Total						$2,256,985

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
1,662	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2011	$364,549,313	$250,043
20	Euro Dollar Futures	Chicago Mercantile	June 2012	$4,969,250	22,155
16	Euro Dollar Futures	Chicago Mercantile	September 2012	$3,967,200	20,919
8	Euro Dollar Futures	Chicago Mercantile	March 2013	$1,973,600	10,922
27	Euro Dollar Futures	Chicago Mercantile	June 2013	$6,643,013	44,100
19	Euro Dollar Futures	Chicago Mercantile	September 2013	$4,662,362	33,465
19	Euro Dollar Futures	Chicago Mercantile	December 2013	$4,649,537	32,278
12	Euro Dollar Futures	Chicago Mercantile	March 2014	$2,928,900	14,433

Total					$428,315

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
2,860	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2011	$340,898,595	$(684,918)
1	Euro Dollar Futures	Chicago Mercantile	March 2012	$248,788	(535)

Total					$(685,453)

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
0.63%(a)	3-month LIBOR	Deutsche Bank AG	11/26/12	USD	96,200	$(226,027)
0.78%(a)	3-month LIBOR	Deutsche Bank AG	12/01/12	USD	27,500	(126,321)

Total						$(352,348)

(a)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues – buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Apache Corp.	1.00%	BNP Paribas	3/20/16	USD	3,500	$(19,433)
Whirlpool Corp.	1.00%	Citibank, N.A.	3/20/16	USD	5,500	3,852

Total						$(15,581)

74	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Credit default swaps on traded indexes – buy protection outstanding as of June 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	USD	20,800	$1,307
MCDX. NA Series 16, Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/21	USD	16,000	83,084

Total						$84,391

•	Credit default swaps on single-name issues – sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	12,610	$28,028

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes – sold protection outstanding as of June 30, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Average Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MCDX.NA Series 14	0.00%	Goldman Sachs Bank USA	6/20/20	AA	USD	8,000	$899,410

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$255,066,516	$747,999	$255,814,515
Corporate Bonds	–	744,228,985	–	744,228,985
Foreign Agency Obligations	–	22,862,485	–	22,862,485
Non-Agency Mortgage-Backed Securities	–	409,076,649	–	409,076,649
Project Loans	–	4,027	–	4,027
Taxable Municipal Bonds	–	35,441,313	–	35,441,313
U.S. Government Sponsored Agency Securities	–	348,754,405	–	348,754,405
U.S. Treasury Obligations	–	118,188,980	–	118,188,980
Short-Term Securities	$62,935,940	–	–	62,935,940

Total	$62,935,940	$1,933,623,360	$747,999	$1,997,307,299

BLACKROCK FUNDS II	JUNE 30, 2011	75

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$1,161,499	–	$1,161,499
Foreign currency exchange contracts	–	2,855,246	–	2,855,246
Interest rate contracts	$434,559	10,039,308	–	10,473,867
Liabilities:
Credit contracts	–	(496,677)		(496,677)
Foreign currency exchange contracts		(598,261)	–	(598,261)
Interest rate contracts	(687,534)	(12,288,333)	–	(12,975,867)

Total	$(252,975)	$672,782	–	$419,807

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Balance, as of September 30, 2010	$1,382,348	$31,831,052	$4,174	$33,217,574
Accrued discounts/premiums	(166)	–	–	(166)
Net realized gain (loss)	(235)	–	–	(235)
Net change in unrealized appreciation/depreciation[2]	28,074	–	–	28,074
Purchases	–	–	–	–
Sales	(93,875)	–	–	(93,875)
Transfers in3	–	–	–	–
Transfers out[3]	(568,147)	(31,831,052)	(4,174)	(32,403,373)

Balance, as of June 30, 2011	$747,999	–	–	$747,999

[2]	The change in unrealized appreciation/depreciation on investments still held at June 30, 2011 was $28,074.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
	Assets	Liabilities	Total
Balance, as of September 30, 2010	–	$(206,987)	$(206,987)
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[4]	–	–	–
Purchases	–	–	–
Issuances[5]	–	–	–
Sales	–	–	–
Settlements[6]	–	–	–
Transfers in7	–	–	–
Transfers out[7]	–	206,987	206,987

Balance, as of June 30, 2011	–	–	–

[4]	The change in unrealized appreciation/depreciation on swaps still held at June 30, 2011 was zero.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

76	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 8/15/3(a)	USD	1,719	$1,841,435
Series 2010-2A, Class A, 4.07%, 1/15/28(a)		472	478,971
Series 2010-3A, Class A, 3.82%, 12/15/48(a)		1,136	1,122,462
Ally Auto Receivables Trust:
Series 2010-5, Class B, 2.45%, 6/15/16(a)		1,225	1,236,034
Series 2010-5, Class C, 2.90%, 5/15/17(a)		955	963,404
AmeriCredit Automobile Receivables Trust:
Series 2010-4, Class B, 1.99%, 10/08/15		1,150	1,147,075
Series 2011-1, Class B, 2.19%, 2/08/16		1,255	1,269,253
Series 2011-1, Class C, 2.85%, 8/08/16		630	629,590
Capital One Multi-Asset Execution Trust:
Series 2006-A5, Class A5, 0.25%, 1/15/16(b)		460	458,644
Series 2007-C2, Class C2, 0.49%, 11/17/14(b)		1,320	1,314,792
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.29%, 5/16/16(a)(b)		1,410	1,426,971
Series 2009-A12, Class A12, 3.35%, 8/15/16(a)		830	849,717
Series 2009-A13, Class A13, 5.35%, 8/15/18(a)		730	798,138
Series 2009-A14A, Class A14, 2.94%, 8/15/14(a)(b)		970	1,019,725
Series 2009-A17, Class A17, 4.90%, 11/15/18(a)		1,030	1,114,567
Conseco Financial Corp., Series 1996-7, Class A6,
7.65%, 10/15/27(b)		504	522,139
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4,
0.47%, 6/25/35(b)		119	113,603
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A,
2.06%, 4/16/18(a)		1,320	1,325,307
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	598	873,308
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.30%, 7/25/37(b)	USD	401	391,919
Lehman XS Trust, Series 2005-5N, Class 3A2,
0.55%, 11/25/35(b)		1,533	589,216
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16(a)		2,109	2,109,286
Series 2011-S1A, Class C, 2.01%, 8/15/16(a)		702	701,655
Series 2011-WO, Class B, 2.32%, 4/15/15(a)		2,325	2,337,076
Series 2011-WO, Class C, 3.19%, 10/15/15(a)		770	778,169
Santander Drive Auto Receivables Trust:
Series 2010-3, Class B, 2.05%, 5/15/15		1,220	1,219,727
Series 2010-B, Class B, 2.10%, 9/15/14(a)		940	948,141
Series 2010-B, Class C, 3.02%, 10/17/16(a)		990	1,012,197
Series 2011-S1A, Class B, 1.48%, 5/15/17(a)		660	660,791
Series 2011-S1A, Class D, 3.10%, 3/15/13(a)		1,262	1,263,576
Scholar Funding Trust, Series 2011-A, Class A,
1.17%, 10/28/43(a)(b)		1,464	1,457,731
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.65%, 3/15/22(b)		832	810,014
Series 2004-A, Class A3, 0.65%, 6/15/33(b)		215	187,761
Series 2004-B, Class A2, 0.45%, 6/15/21(b)		321	313,264
Series 2005-B, Class A2, 0.43%, 3/15/23(b)		905	874,578
Series 2008-5, Class A3, 1.57%, 1/25/18(b)		2,410	2,475,793
Series 2008-5, Class A4, 1.97%, 7/25/23(b)		4,810	5,026,354
Series 2010-C, Class A1, 1.84%, 12/15/17(a)(b)		1,021	1,027,992
Structured Asset Receivables Trust Certificates, Series 2003-2A,
1.99%, 1/21/12(a)(b)		1	1,265
Structured Asset Securities Corp., Series 2007-BC1, Class A2,
0.24%, 2/25/37(b)		821	794,233
Structured Receivables Finance LLC, Series 2010-B, Class A,
3.73%, 8/15/36(a)		697	691,681

Total Asset-Backed Securities – 9.7%			44,177,554

Corporate Bonds
Auto Components – 0.1%
BorgWarner, Inc.,
4.63%, 9/15/20		355	361,798

Building Products – 0.0%
Lafarge SA,
7.13%, 7/15/36		210	206,530

Capital Markets – 3.2%
Credit Suisse AG,
5.40%, 1/14/20		320	323,961
Credit Suisse AG/Guernsey,
2.60%, 5/27/16(a)		715	713,298
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		1,475	1,582,585
3.70%, 8/01/15		1,080	1,099,729
3.63%, 2/07/16		4,246	4,292,103
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(c)(d)		2,275	1,138
Morgan Stanley:
2.76%, 5/14/13(b)		1,070	1,098,590
4.20%, 11/20/14		913	948,161
4.00%, 7/24/15		540	549,553
6.25%, 8/28/17		340	367,687
5.63%, 9/23/19		925	949,188
UBS AG,
2.25%, 8/12/13		2,650	2,695,609

			14,621,602

Chemicals – 0.4%
The Dow Chemical Co.,
4.25%, 11/15/20		1,700	1,659,122

Commercial Banks – 5.2%
Canadian Imperial Bank of Commerce,
2.75%, 1/27/16(a)		1,990	2,036,069
DnB NOR Boligkreditt:
2.10%, 10/14/15(a)		5,335	5,272,543
2.90%, 3/29/16(a)		3,310	3,369,103
HSBC Bank Brasil SA - Banco Multiplo,
4.00%, 5/11/16(a)		1,740	1,757,400
HSBC Bank Plc,
3.10%, 5/24/16(a)		860	854,315
HSBC Holdings Plc,
5.10%, 4/05/21		720	737,844
Royal Bank of Canada,
3.13%, 4/14/15(a)		5,120	5,322,537

BLACKROCK FUNDS II	JUNE 30, 2011	77

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Commercial Banks (concluded)
Sparebank 1 Boligkreditt AS:
1.25%, 10/25/13(a)	USD	2,075	$2,072,877
2.63%, 5/27/16(a)		2,090	2,092,646

			23,515,334

Consumer Finance – 0.5%
Discover Bank,
8.70%, 11/18/19		968	1,167,756
SLM Corp.,
6.25%, 1/25/16		877	909,887

			2,077,643

Diversified Financial Services – 5.6%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		405	398,768
Bank of America Corp.:
3.63%, 3/17/16		385	386,109
5.63%, 7/01/20		1,450	1,497,142
5.00%, 5/13/21		525	518,620
BP Capital Markets Plc:
3.13%, 3/10/12		2,155	2,192,374
3.13%, 10/01/15		410	420,945
Citigroup, Inc.:
5.00%, 9/15/14		175	183,393
4.75%, 5/19/15		1,460	1,544,041
4.59%, 12/15/15		3,580	3,764,760
3.95%, 6/15/16		1,910	1,955,282
6.00%, 8/15/17		125	136,886
5.38%, 8/09/20		250	260,891
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		2,135	2,329,539
General Electric Capital Corp.:
5.50%, 1/08/20		1,300	1,392,167
5.30%, 2/11/21		490	509,866
JPMorgan Chase & Co.:
0.91%, 2/26/13(b)		445	448,148
3.15%, 7/05/16		1,830	1,841,196
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		1,535	1,697,243
6.00%, 10/01/17		1,940	2,155,868
Northern Rock Asset Management Plc,
5.63%, 6/22/17(a)		360	378,803
Novus USA Trust, Series 2010-1,
1.51%, 11/18/11(a)(b)		1,150	1,142,877
Woodside Finance Ltd.,
4.60%, 5/10/21(a)		255	250,276

			25,405,194

Diversified Telecommunication Services – 1.4%
Qwest Communications International, Inc.:
8.00%, 10/01/15		295	320,813
7.13%, 4/01/18		60	64,425
Qwest Corp.:
7.63%, 6/15/15		242	273,460
8.38%, 5/01/16		252	297,360
6.50%, 6/01/17		131	142,135
Telecom Italia Capital SA,
5.25%, 10/01/15		1,000	1,039,624
Telefonica Emisiones SAU:
4.95%, 1/15/15		900	957,726
6.42%, 6/20/16		600	669,925
Verizon Communications, Inc.:
8.75%, 11/01/18		1,531	1,991,992
6.40%, 2/15/38		625	677,364

			6,434,824

Electric Utilities – 1.6%
Alabama Power Co.,
3.95%, 6/01/21		565	563,700
The Cleveland Electric Illuminating Co.,
8.88%, 11/15/18		149	190,967
Duke Energy Carolinas LLC:
3.90%, 6/15/21		455	454,696
6.00%, 1/15/38		920	1,011,292
Florida Power & Light Co.,
4.95%, 6/01/35		600	582,056
Florida Power Corp.:
6.65%, 7/15/11		960	961,490
5.90%, 3/01/33		175	185,624
Georgia Power Co.,
3.00%, 4/15/16		505	517,045
Jersey Central Power & Light Co.,
7.35%, 2/01/19		305	370,306
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		325	341,835
6.50%, 9/15/37		875	986,480
PacifiCorp,
6.25%, 10/15/37		700	791,606
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15(a)		320	333,711

			7,290,808

Electronic Equipment, Instruments & Components – 0.4%
Jabil Circuit, Inc.,
8.25%, 3/15/18		1,590	1,816,575

Energy Equipment & Services – 0.1%
Ensco Plc:
3.25%, 3/15/16		210	213,225
4.70%, 3/15/21		446	450,542

			663,767

Food & Staples Retailing – 0.1%
Wal-Mart Stores, Inc.,
5.63%, 4/15/41		640	660,286

Food Products – 0.8%
Kraft Foods, Inc.:
6.50%, 8/11/17		515	605,419
5.38%, 2/10/20		1,050	1,147,858
Tyson Foods, Inc.,
10.50%, 3/01/14		1,590	1,888,125

			3,641,402

Gas Utilities – 0.1%
KeySpan Gas East Corp.,
5.82%, 4/01/41(a)		310	318,880

Health Care Equipment & Supplies – 0.5%
Boston Scientific Corp.:
4.50%, 1/15/15		220	231,962
6.40%, 6/15/16		190	214,002
5.13%, 1/12/17		770	813,786
CareFusion Corp.,
6.38%, 8/01/19		850	959,390

			2,219,140

Health Care Providers & Services – 0.1%
WellPoint, Inc.,
5.25%, 1/15/16		425	473,976

Hotels, Restaurants & Leisure – 0.1%
Yum! Brands, Inc.:
6.25%, 4/15/16		329	377,372
5.30%, 9/15/19		218	234,322

			611,694

Independent Power Producers & Energy Traders – 0.2%
Ipalco Enterprises, Inc.,
5.00%, 5/01/18(a)		925	903,590

78	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Insurance – 2.0%
American International Group, Inc.,
5.45%, 5/18/17	USD	465	$485,652
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21(a)		745	721,688
Manulife Financial Corp.,
3.40%, 9/17/15		1,030	1,061,833
Metropolitan Life Global Funding I,
2.50%, 1/11/13(a)		3,830	3,899,338
Prudential Financial, Inc.:
4.75%, 9/17/15		1,825	1,963,472
5.38%, 6/21/20		350	368,726
4.50%, 11/15/20		500	496,657

			8,997,366

Life Sciences Tools & Services – 0.2%
Life Technologies Corp.:
6.00%, 3/01/20		635	688,954
5.00%, 1/15/21		138	140,003

			828,957

Media – 3.6%
CBS Corp.:
4.63%, 5/15/18		200	206,116
8.88%, 5/15/19		435	554,521
5.75%, 4/15/20		320	346,828
Comcast Corp.:
5.88%, 2/15/18		639	716,688
6.95%, 8/15/37		695	784,567
COX Communications, Inc.,
8.38%, 3/01/39(a)		1,125	1,471,040
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.13%, 2/15/16		625	634,065
Discovery Communications LLC,
3.70%, 6/01/15		680	715,491
The Interpublic Group of Cos., Inc.,
10.00%, 7/15/17		1,590	1,880,175
NBCUniversal Media LLC:
5.15%, 4/30/20(a)		1,379	1,456,089
4.38%, 4/01/21(a)		1,315	1,301,260
News America, Inc.:
4.50%, 2/15/21(a)		1,095	1,080,666
7.63%, 11/30/28		850	1,010,256
6.15%, 2/15/41(a)		660	653,820
Time Warner Cable, Inc.,
5.88%, 11/15/40		610	602,049
Time Warner, Inc.:
4.70%, 1/15/21		280	283,689
6.10%, 7/15/40		190	193,146
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		2,444	2,679,235

			16,569,701

Metals & Mining – 0.8%
Barrick Gold Corp.,
2.90%, 5/30/16(a)		2,800	2,797,796
Barrick North America Finance LLC,
4.40%, 5/30/21(a)		20	19,907
Cliffs Natural Resources, Inc.,
4.88%, 4/01/21		650	651,795

			3,469,498

Multiline Retail – 0.3%
Macy’s Retail Holdings, Inc.,
5.90%, 12/01/16		1,190	1,335,850

Oil, Gas & Consumable Fuels – 2.4%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		1,622	1,825,702
6.38%, 9/15/17		921	1,055,774
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 4/01/20		295	330,237
Enterprise Products Operating LLC,
6.13%, 10/15/39		995	1,011,858
Kinder Morgan Energy Partners LP:
6.55%, 9/15/40		140	146,577
6.38%, 3/01/41		200	204,730
Marathon Petroleum Corp.,
6.50%, 3/01/41(a)		1,020	1,054,203
Nexen, Inc.,
7.50%, 7/30/39		1,560	1,744,947
Pride International, Inc.,
6.88%, 8/15/20		300	348,893
Rockies Express Pipeline LLC:
3.90%, 4/15/15(a)		1,149	1,165,828
6.85%, 7/15/18(a)		256	287,036
Valero Energy Corp.:
6.13%, 2/01/20		320	351,660
6.63%, 6/15/37		147	153,270
Western Gas Partners LP,
5.38%, 6/01/21		890	916,477
Williams Partners LP,
4.13%, 11/15/20		425	407,955

			11,005,147

Paper & Forest Products – 0.5%
Georgia-Pacific LLC,
8.25%, 5/01/16(a)		1,590	1,802,359
International Paper Co.,
5.30%, 4/01/15		53	57,962
Inversiones CMPC SA,
4.75%, 1/19/18(a)		300	299,711

			2,160,032

Real Estate Investment Trusts (REITs) – 0.1%
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21		340	331,893

Real Estate Management & Development – 0.1%
WEA Finance LLC,
4.63%, 5/10/21(a)		380	368,774

Road & Rail – 0.2%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		1,100	1,133,125

Tobacco – 0.5%
Philip Morris International, Inc.:
6.88%, 3/17/14		900	1,033,381
4.50%, 3/26/20		1,100	1,143,556

			2,176,937

Wireless Telecommunication Services – 0.7%
Vodafone Group Plc,
4.15%, 6/10/14(e)		2,850	3,057,876

Total Corporate Bonds – 31.8%			144,317,321

Foreign Agency Obligations
CDP Financial, Inc.,
3.00%, 11/25/14(a)		2,915	3,032,303
Corporacion Nacional del Cobre de Chile,
3.75%, 11/04/20(a)		343	325,875
Eksportfinans ASA:
2.00%, 9/15/15		3,215	3,206,355
5.50%, 5/25/16		1,625	1,856,951
Hydro Quebec:
9.40%, 2/01/21		490	702,139
8.40%, 1/15/22		930	1,282,778
8.05%, 7/07/24		2,385	3,286,714
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13		885	897,616
Petrobras International Finance Co.:
3.88%, 1/27/16		1,825	1,858,430
5.88%, 3/01/18		115	123,737

BLACKROCK FUNDS II	JUNE 30, 2011	79

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Agency Obligations
5.75%, 1/20/20	USD	2,610	$2,784,231

Total Foreign Agency Obligations – 4.3%			19,357,129

Foreign Government Obligations
Mexico – 0.2%
United Mexican States:
5.63%, 1/15/17		495	562,568
5.13%, 1/15/20		320	345,600

			908,168

Poland – 0.2%
Republic of Poland,
5.13%, 4/21/21		880	909,700

Total Foreign Government Obligations – 0.4%			1,817,868

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 4.6%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.41%, 2/17/15(a)(b)		2,070	2,066,663
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		3,440	3,152,499
Series 2006-OA21, Class A1, 0.38%, 3/20/47(b)		1,766	895,689
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.39%, 4/25/46(b)		751	402,003
Series 2006-OA5, Class 3A1, 0.39%, 4/25/46(b)		1,274	799,986
Series 2007-J3, Class A10, 6.00%, 7/25/37		3,283	2,764,983
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		592	487,468
Series 2011-4R, Class 1A1, 6.25%, 9/27/37(a)(b)		1,107	985,623
Series 2011-4R, Class 2A1, 5.01%, 8/27/37(a)(b)		1,344	1,223,007
Series 2011-4R, Class 5A1, 5.61%, 5/27/36(a)(b)		1,504	1,387,826
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
5.52%, 8/25/35(b)		494	437,894
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A,
0.52%, 9/19/35(b)		186	123,663
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.36%, 7/15/21(b)		633	632,304
Homebanc Mortgage Trust, Series 2005-4, Class A1,
0.46%, 10/25/35(b)		1,733	1,245,734
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		281	272,877
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		245	239,336
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1,
0.41%, 2/25/46(b)		961	357,062
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A,
1.05%, 5/25/47(b)		852	568,251
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR18, Class 2A1,
5.42%, 11/25/36(b)		3,829	3,086,204

			21,129,072

Commercial Mortgage-Backed Securities – 9.1%
Banc of America Commercial Mortgage, Inc.:
Series 2002-PB2, Class A4, 6.19%, 6/11/35		2,992	3,031,240
Series 2006-5, Class AM, 5.45%, 9/10/47		155	154,919
Series 2007-1, Class A4, 5.45%, 1/15/49		2,255	2,438,739
Series 2007-3, Class A4, 5.80%, 5/10/17(b)		1,310	1,409,586
Series 2007-4, Class A3, 6.00%, 8/10/14(b)		1,080	1,152,332
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class AM, 5.45%, 12/11/40(b)		180	180,619
Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		1,025	1,100,078
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AJ, 5.69%, 10/15/48		540	449,322
Series 2007-CD4, Class A4, 5.32%, 12/11/49		1,200	1,273,251
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ,
4.77%, 7/15/37		895	820,426
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 6.01%, 6/15/16(b)		430	434,535
Series 2010-RR2, Class 2A, 5.99%, 6/15/17(a)(b)		1,350	1,460,952
DBUBS Mortgage Trust, Series 2011-LC2A, Class A4,
4.54%, 5/10/21(a)(b)		970	977,881
Extended Stay America Trust:
Series 2010-ESHA, Class A, 2.95%, 11/05/27(a)		2,544	2,529,907
Series 2010-ESHA, Class D, 5.50%, 11/05/27(a)		690	688,841
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35		3,357	3,427,847
Series 2002-2A, Class A3, 5.35%, 8/11/36		2,910	2,999,469
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM,
5.29%, 11/10/45(b)		270	267,738
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4,
4.96%, 8/10/38		3,500	3,525,747
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		1,219	1,220,499
Series 2006-CB17, Class AM, 5.46%, 12/12/43		220	218,869
Series 2007-CB18, Class A3, 5.45%, 6/12/47		1,215	1,276,169
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2, 4.06%, 9/15/27(b)		262	261,974

80	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2006-C4, Class AM, 6.09%, 6/15/38(b)	USD	200	$209,345
Series 2006-C7, Class AM, 5.38%, 11/15/38		190	185,361
Series 2007-C6, Class A4, 5.86%, 7/15/40(b)		710	770,312
Series 2007-C7, Class A3, 5.87%, 9/15/45(b)		960	1,043,861
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4,
5.70%, 9/12/17		1,540	1,658,391
Morgan Stanley Capital I:
Series 2007-HQ12, Class A2FL, 0.44%, 6/12/12(b)		278	259,186
Series 2007-HQ12, Class A2FX, 5.78%, 6/12/12(b)		555	585,569
Morgan Stanley Reremic Trust, Series 2011-IO, Class A,
2.50%, 2/23/51		475	473,590
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
5.13%, 8/15/35(b)		4,470	4,722,446

			41,209,001

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,
1.43%, 5/25/36(a)(b)		8,408	150,210

Total Non-Agency Mortgage-Backed Securities – 13.7%			62,488,283

Preferred Securities
Capital Trusts
Capital Markets – 0.1%
Credit Suisse AG/Guernsey,
5.86%(b)(f)		499	476,795
Lehman Brothers Holdings Capital Trust VII,
5.86%(b)(c)(d)(f)		360	36
State Street Capital Trust IV,
1.25%, 6/15/37(b)		90	72,865

			549,696

Commercial Banks – 0.2%
Barclays Bank Plc,
5.93%(a)(b)(f)		200	186,000
Fifth Third Capital Trust IV,
6.50%, 4/15/67(b)		375	368,437
SunTrust Capital VIII,
6.10%, 12/15/66(b)		70	68,600
UBS Preferred Funding Trust V,
6.24%(b)(f)		80	78,400
Wachovia Capital Trust III,
5.57%(b)(f)		75	68,625

			770,062

Insurance – 0.3%
American International Group, Inc.,
8.18%, 5/15/68(b)		145	158,427
Swiss Re Capital I LP,
6.85%(a)(b)(f)		680	653,810
XL Group Plc,
6.50%(b)(f)		480	440,400

			1,252,637

Total Preferred Securities – 0.6%			2,572,395

Project Loans – 0.0%
USGI, Series 87,
7.43%, 12/01/22		67	67,188

Taxable Municipal Bonds
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43		520	550,207
5.50%, 6/15/43		620	666,822
State of California GO,
5.45%, 4/01/15		1,710	1,865,815

Total Taxable Municipal Bonds – 0.7%			3,082,844

U.S. Government Sponsored Agency Securities
Agency Obligations – 3.8%
Fannie Mae:
5.25%, 8/01/12(g)(h)		3,275	3,445,231
4.63%, 5/01/13(h)		2,550	2,722,059
4.36%, 10/09/19(i)		1,480	1,036,044
Freddie Mac,
3.53%, 9/30/19		1,045	1,049,049
Resolution Funding Corp. Interest Strip:
2.94%, 7/15/18(i)		1,725	1,404,172
3.03%, 10/15/18(i)		1,725	1,385,285
Small Business Administration Participation Certificates:
Series 1996-20B, Class 1, 6.38%, 2/01/16		505	529,452
Series 1996-20K, 6.95%, 11/01/16		703	769,840
Series 1997-20B, Class 1, 7.10%, 2/01/17		547	599,390
Series 1997-20F, Class 1, 7.20%, 6/01/17		152	169,858
Series 1997-20G, Class 1, 6.85%, 7/01/17		1,251	1,357,142
Tennessee Valley Authority,
5.25%, 9/15/39		2,630	2,784,670

			17,252,192

Collateralized Mortgage Obligations – 3.4%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		2,467	2,683,815
Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		7,525	8,276,614
Freddie Mac:
Series 2825, Class VP, 5.50%, 6/15/15		1,884	2,034,802
Series K013, Class A2, 3.97%, 1/25/21(b)		2,330	2,357,756

			15,352,987

BLACKROCK FUNDS II	JUNE 30, 2011	81

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Federal Deposit Insurance Corporation Guaranteed – 0.2%
General Electric Capital Corp.,
2.13%, 12/21/12	USD	1,110	$1,136,457

Interest Only Collateralized Mortgage Obligations – 1.1%
Ginnie Mae:
Series 2009-106, Class SU, 6.01%, 5/20/37(b)		2,467	334,780
Series 2009-108, Class WI, 5.00%, 9/20/38		1,179	246,624
Series 2010-43, Class JI, 5.00%, 9/20/37		2,796	490,177
Series 2010-121, Class IB, 5.00%, 8/20/40		1,718	390,084
Series 2010-158, Class AI, 4.50%, 10/16/39		3,219	622,193
Series 2010-165, Class IP, 4.00%, 4/20/38		4,399	750,820
Series 2011-41, Class AI, 4.50%, 12/20/39		3,848	772,068
Series 2011-41, Class BI, 5.00%, 5/20/40		6,743	1,288,584

			4,895,330

Mortgage-Backed Securities – 49.4%
Fannie Mae Mortgage-Backed Securities:
7.00%, 1/01/12-10/01/12		1	857
5.50%, 9/01/13-7/01/41(j)		24,274	26,394,325
6.00%, 1/01/21-7/01/41(j)		16,252	17,911,602
4.00%, 1/01/26-7/01/41(j)		46,196	46,886,373
3.50%, 7/01/26-7/01/41(j)		4,800	4,639,500
4.50%, 7/01/26-7/01/41(j)		48,108	49,934,108
5.00%, 7/01/26-7/01/41(j)		24,781	26,407,385
2.55%, 12/01/34(b)		1,870	1,964,786
4.81%, 8/01/38(b)		2,337	2,502,817
3.32%, 12/01/40(b)		1,205	1,249,966
3.06%, 3/01/41(b)		556	575,511
3.15%, 3/01/41(b)		774	800,092
6.50%, 7/01/41(j)		9,900	11,208,656
Freddie Mac Mortgage-Backed Securities:
6.50%, 12/01/11-8/01/13		2	1,802
6.00%, 11/01/14-2/01/32		331	362,707
5.50%, 10/01/17-7/01/41(j)		374	404,994
4.00%, 5/01/26		6,599	6,899,157
5.44%, 11/01/38(b)		632	673,956
3.06%, 2/01/41(b)		886	917,039
4.50%, 2/01/41-4/01/41		8,211	8,498,866
5.00%, 6/01/41-7/01/41(j)		15,155	16,092,737
Ginnie Mae Mortgage-Backed Securities:
9.50%, 11/15/16		8	9,266
5.50%, 11/15/33		17	18,478

			224,354,980

Total U.S. Government Sponsored Agency Securities – 57.9%			262,991,946

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.13%, 5/15/21-8/15/21(e)(g)		6,850	9,787,100
6.25%, 8/15/23		4,190	5,315,409
4.25%, 5/15/39(h)		4,290	4,208,224
4.38%, 5/15/40-5/15/41(h)		20,765	20,735,779
4.75%, 2/15/41		2,735	2,907,220
U.S. Treasury Notes:
0.75%, 6/15/14(h)		1,795	1,792,896
1.75%, 5/31/16(h)		14,530	14,552,667
1.50%, 6/30/16(h)		19,110	18,877,049
2.38%, 5/31/18(h)		2,550	2,536,459
2.63%, 8/15/20(e)		1,460	1,413,235
3.13%, 5/15/21(h)		24,290	24,221,745

Total U.S. Treasury Obligations – 23.4%			106,347,783

Total Long-Term Investments (Cost – $644,675,987) – 142.5%			647,220,311

	Shares
Short-Term Securities
Money Market Funds – 1.1%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(k)(l)		4,938,592	4,938,592

Total Short-Term Securities (Cost – $4,938,592) – 1.1%			4,938,592

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		69	130,453
Exchange-Traded Put Options Purchased – 0.1%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11		415	7,781
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 9/16/11		281	12,294
U.S. Treasury Notes (5 Year), Strike Price USD 116, Expires 8/26/11		85	16,602
U.S. Treasury Notes (5 Year), Strike Price USD 117, Expires 8/26/11		126	40,359
U.S. Treasury Notes (5 Year), Strike Price USD 119, Expires 8/26/11		26	22,141
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		69	73,313

			172,490

Over-the-Counter Call Options Purchased – 0.0%
USD Currency, Strike Price JPY 86, Expires 8/24/11, Broker BNP Paribas		2,710	23,035
USD Currency, Strike Price SEK 7, Expires 9/26/11, Broker Deutsche Bank AG		400	21,680

			44,715

Over-the-Counter Put Options Purchased – 0.1%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker UBS AG		272	237
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker UBS AG		502	40,144
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker Deutsche Bank AG		2,005	543,133

			583,514

82	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Call Swaptions Purchased – 0.8%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	12,400	$173,276
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker JPMorgan Chase Bank, N.A.		6,500	7,462
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		1,100	11,288
Receive a fixed rate of 3.150% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,700	27,001
Receive a fixed rate of 3.300% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank, N.A.		4,000	82,382
Receive a fixed rate of 3.515% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.		6,000	166,819
Receive a fixed rate of 3.660% and pay a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.		2,400	80,611
Receive a fixed rate of 3.750% and pay a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Goldman Sachs Bank USA		6,000	234,211
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Citibank, N.A.		4,700	187,128
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker The Bank of New York Mellon Corp.		3,900	157,243
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		6,300	265,163
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/02/12, Broker Credit Suisse International		4,700	203,621
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker The Bank of New York Mellon Corp.		3,900	168,163
Receive a fixed rate of 3.885% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		2,400	105,483
Receive a fixed rate of 3.890% and pay a floating rate based on 3-month LIBOR, Expires 4/30/12, Broker Citibank, N.A.		3,100	140,070
Receive a fixed rate of 3.990% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA		5,000	215,556
Receive a fixed rate of 3.993% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		4,000	172,852
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Bank of America, N.A.		4,100	229,269
Receive a fixed rate of 4.073% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		3,300	185,032
Receive a fixed rate of 4.290% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		800	57,849
Receive a fixed rate of 4.388% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.		3,400	254,495
Receive a fixed rate of 4.485% and pay a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		600	35,104
Receive a fixed rate of 4.763% and pay a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		2,300	143,586
Receive a fixed rate of 4.875% and pay a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		2,100	139,858

			3,443,522

Over-the-Counter Put Swaptions Purchased – 0.6%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		12,400	16,559
Pay a fixed rate of 2.300% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas		11,600	106,322
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		5,900	2,448
Pay a fixed rate of 2.550% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker Credit Suisse International		14,900	22,894
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		1,100	42,044
Pay a fixed rate of 3.300% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank, N.A.		4,000	283,103
Pay a fixed rate of 3.515% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.		6,000	166,819
Pay a fixed rate of 3.660% and receive a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.		2,400	99,249
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Credit Suisse International		6,800	66,944
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Goldman Sachs Bank USA		6,000	39,682
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Citibank, N.A.		4,700	144,911

BLACKROCK FUNDS II	JUNE 30, 2011	83

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker The Bank of New York Mellon Corp.	USD	3,900	$116,434
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		6,300	179,837
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/02/12, Broker Credit Suisse International		4,700	129,637
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker The Bank of New York Mellon Corp.		3,900	108,678
Pay a fixed rate of 3.885% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		2,400	80,308
Pay a fixed rate of 3.890% and receive a floating rate based on 3-month LIBOR, Expires 4/30/12, Broker Citibank, N.A.		3,100	81,352
Pay a fixed rate of 3.990% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA		5,000	288,437
Pay a fixed rate of 3.993% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		4,000	230,338
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Bank of America, N.A.		4,100	73,956
Pay a fixed rate of 4.073% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		3,300	59,317
Pay a fixed rate of 4.290% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		800	7,271
Pay a fixed rate of 4.388% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.		3,400	48,575
Pay a fixed rate of 4.485% and receive a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		600	36,547
Pay a fixed rate of 4.763% and receive a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		2,300	169,504
Pay a fixed rate of 4.875% and receive a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		2,100	146,618

			2,747,784

Total Options Purchased (Cost – $8,189,757) – 1.6%			7,122,478

Total Investments Before TBA Sale Commitments and Options Written (Cost – $657,804,336*) – 145.2%			659,281,381

	Par (000)
TBA Sale Commitments(j)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/26-7/01/41	USD	11,400	(11,819,781)
4.50%, 7/01/41		5,700	(5,897,719)
5.50%, 7/01/41		9	(10,209)
6.00%, 7/01/41		1,700	(1,867,344)
6.50%, 7/01/41		4,300	(4,868,406)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/26		6,500	(6,764,095)
4.50%, 7/01/41		8,200	(8,471,625)
5.00%, 7/01/41		9,400	(9,969,875)

Total TBA Sale Commitments (Proceeds – $49,816,796) – (11.0)%			(49,669,054)

	Contracts
Options Written
Exchange-Traded Call Options Written – 0.0%
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		42	(69,563)

Exchange-Traded Put Options Written – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11		415	(2,594)
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11		281	(1,756)
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		42	(110,250)

			(114,600)

Over-the-Counter Put Options Written – (0.1)%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker Citibank, N.A.		272	(237)
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker Deutsche Bank AG		2,005	(256,157)
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker UBS AG		502	(92,870)

			(349,264)

	Notional Amount (000)
Over-the-Counter Call Swaptions Written – (1.4)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		12,300	(239,656)
Pay a fixed rate of 2.650% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,700	(10,471)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		11,500	(71,095)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		1,700	(17,280)
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		3,000	(27,111)
Pay a fixed rate of 3.565% and receive a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		7,000	(206,914)
Pay a fixed rate of 3.715% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		2,300	(83,521)

84	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA	USD	3,000	$(113,905)
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		1,600	(63,762)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		7,500	(224,064)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		7,000	(323,134)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		9,400	(441,567)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		7,800	(366,407)
Pay a fixed rate of 3.945% and receive a floating rate based on 3-month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		2,400	(115,723)
Pay a fixed rate of 3.955% and receive a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		3,300	(161,219)
Pay a fixed rate of 3.963% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		2,600	(81,717)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		2,300	(114,736)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		5,400	(269,381)
Pay a fixed rate of 3.983% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.		3,000	(150,926)
Pay a fixed rate of 4.015% and receive a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		3,100	(163,865)
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		4,700	(255,047)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Bank of America, N.A.		6,100	(324,911)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		3,000	(159,792)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		2,900	(204,688)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		7,100	(657,367)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		7,700	(724,514)
Pay a fixed rate of 5.070% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		4,700	(419,042)
Pay a fixed rate of 5.090% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Goldman Sachs Bank USA		5,000	(451,227)

			(6,443,042)

Over-the-Counter Put Swaptions Written – (0.7)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		12,300	(11,595)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 8/26/11, Broker Citibank, N.A.		3,000	(22,110)
Receive a fixed rate of 3.565% and pay a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		7,000	(296,972)
Receive a fixed rate of 3.715% and pay a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		2,300	(77,997)
Receive a fixed rate of 3.750% and pay a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA		3,000	(99,436)
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		1,600	(50,965)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		7,500	(286,282)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		7,000	(152,216)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		9,400	(234,512)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		7,800	(194,595)
Receive a fixed rate of 3.945% and pay a floating rate based on 3-month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		2,400	(56,465)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		11,500	(108,369)
Receive a fixed rate of 3.955% and pay a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		3,300	(77,540)
Receive a fixed rate of 3.963% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		2,600	(95,606)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		2,300	(52,261)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		5,400	(122,699)
Receive a fixed rate of 3.983% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.		3,000	(67,511)

BLACKROCK FUNDS II	JUNE 30, 2011	85

Schedule of Investments (continued)	BlackRock Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG	USD	3,000	$(33,947)
Receive a fixed rate of 4.015% and pay a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		3,100	(59,150)
Receive a fixed rate of 4.020% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		4,700	(66,274)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Bank of America, N.A.		6,100	(126,182)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		3,000	(62,057)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		2,900	(94,852)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		7,100	(168,993)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		7,700	(179,775)
Receive a fixed rate of 5.070% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		4,700	(178,685)
Receive a fixed rate of 5.090% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Goldman Sachs Bank USA		5,000	(187,587)

			(3,164,633)

Total Options Written (Premiums Received – $10,466,720) – (2.2)%			(10,141,102)

Total Investments Net of TBA Sale Commitments and Options Written – 132.0%			599,471,225
Liabilities in Excess of Other Assets – (32.0)%			(145,336,366)

Net Assets – 100.0%			$454,134,859

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$658,563,569

Gross unrealized appreciation	$12,815,407
Gross unrealized depreciation	(12,097,595)

Net unrealized appreciation	$717,812

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(h)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$1,080,416	$(7,128)
Barclays Bank Plc	$(724,281)	$2,898
BNP Paribas	$1,408,125	$(13,281)
Citibank, N.A.	$17,919,594	$(37,844)
Credit Suisse International	$(15,702,970)	$36,702
Deutsche Bank AG	$(310,406)	$1,781
Goldman Sachs Bank USA	$(7,305,625)	$31,859
Greenwich Capital Markets	$(4,868,406)	$168
JPMorgan Chase Bank, N.A.	$16,194,781	$(6,281)
Morgan Stanley Capital Services, Inc.	$4,206,594	$(66,414)
Nomura Securities International, Inc.	$10,969,875	$(37,156)
UBS AG	$2,360,187	$1,719
Wells Fargo & Co.	$(624,938)	$(539)

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	785,936	4,152,656	4,938,592	$41	$5,594

(l)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date[1]	Net Closing Amount	Par
Bank of America, N.A.	0.05%	5/05/11	Open	$2,744,655	$2,744,438
Credit Suisse International	0.05%	5/09/11	Open	$3,228,988	3,228,750
BNP Paribas	0.09%	5/17/11	Open	$4,285,119	4,284,637
Bank of America, N.A.	0.16%	6/13/11	7/14/11	$49,893,526	49,886,653
Bank of America, N.A.	(0.08%)	6/30/11	7/01/11	$14,638,942	14,638,975
BNP Paribas	(0.07%)	6/30/11	7/01/11	$2,556,370	2,556,375
Credit Suisse International	(0.40%)	6/30/11	7/01/11	$1,794,980	1,795,000
Credit Suisse International	0.01%	6/30/11	7/01/11	$27,410,258	27,410,250
Deutsche Bank AG	(0.02%)	6/30/11	7/01/11	$16,878,047	16,878,056
Deutsche Bank AG	0.03%	6/30/11	7/01/11	$18,966,691	18,966,675

Total					$142,389,809

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

86	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	991,396	EUR	682,000	UBS AG	7/27/11	$3,154
EUR	1,620,000	USD	2,315,865	Deutsche Bank AG	8/09/11	30,659
EUR	1,925,000	USD	2,720,079	Deutsche Bank AG	8/09/11	68,228
EUR	1,000,000	USD	1,420,854	Goldman Sachs Bank USA	8/09/11	27,617
USD	1,362,863	EUR	965,000	Deutsche Bank AG	8/09/11	(34,912)
USD	1,417,767	EUR	1,000,000	Deutsche Bank AG	8/09/11	(30,704)
USD	1,353,615	EUR	960,000	Royal Bank of Scotland Plc	8/09/11	(36,917)
USD	2,288,444	EUR	1,620,000	UBS AG	8/09/11	(58,079)
AUD	1,300,000	USD	1,360,691	BNP Paribas	8/17/11	24,815
USD	1,372,181	AUD	1,300,000	BNP Paribas	8/17/11	(13,324)
CHF	961,500	USD	1,150,000	Royal Bank of Scotland Plc	8/29/11	(5,922)
USD	1,150,000	CHF	963,962	Royal Bank of Scotland Plc	8/29/11	2,992
USD	3,099,077	JPY	249,692,650	Royal Bank of Scotland Plc	9/27/11	(4,144)

Total						$(26,537)

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
159	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2011	$34,875,656	$927
41	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2011	$5,044,281	(45,231)
14	Euro Currency	Chicago Mercantile	September 2011	$2,535,400	38,865
3	Euro Dollar Futures	Chicago Mercantile	September 2011	$747,413	646
15	Euro Dollar Futures	Chicago Mercantile	June 2012	$3,726,937	3,577
22	Euro Dollar Futures	Chicago Mercantile	September 2012	$5,454,900	42,974
19	Euro Dollar Futures	Chicago Mercantile	December 2012	$4,699,175	(3,681)
11	Euro Dollar Futures	Chicago Mercantile	March 2013	$2,713,700	23,566
20	Euro Dollar Futures	Chicago Mercantile	June 2013	$4,920,750	(4,004)
28	Euro Dollar Futures	Chicago Mercantile	September 2013	$6,870,850	61,429
19	Euro Dollar Futures	Chicago Mercantile	December 2013	$4,649,538	41,916
1	Euro Dollar Futures	Chicago Mercantile	March 2014	$244,075	1,203
5	Euro-Bund	Eurex	September 2011	$909,829	2,110

Total					$164,297

•	Financial futures contracts sold as of June 30, 2011 were as follows:

					Unrealized
Contracts	Issue	Exchange	Expiration Date	Notional Value	Appreciation (Depreciation)
293	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2011	$34,924,227	$166,688
241	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2011	$29,481,078	233,392
126	Ultra Treasury Bonds	Chicago Board Options	September 2011	$15,907,500	248,921
5	U.S. Dollar Index	Intercontinental Exchange	September 2011	$373,175	3,787
126	Euro Dollar Futures	Chicago Mercantile	December 2011	$31,367,700	(127,946)
2	Euro Dollar Futures	Chicago Mercantile	March 2012	$497,575	(1,894)
1	Gilt British	London	September 2011	$192,835	(1,009)

Total					$521,939

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.92%(a)	3-month LIBOR	Deutsche Bank AG	2/28/13	USD	10,800	$(93,106)
0.65%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/22/13	USD	16,400	9,873
0.65%(a)	3-month LIBOR	UBS AG	6/22/13	USD	13,100	7,573
0.67%(a)	3-month LIBOR	Bank of America, N.A.	6/29/13	USD	7,300	2,135
0.71%(a)	3-month LIBOR	Citibank, N.A.	7/01/13	USD	24,700	(12,028)
0.71%(a)	3-month LIBOR	Deutsche Bank AG	7/01/13	USD	26,100	(8,821)
1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	3,800	(42,160)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	5,700	(75,143)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	5,900	(54,067)
1.59%(a)	3-month LIBOR	Deutsche Bank AG	3/08/14	USD	4,000	(83,664)

BLACKROCK FUNDS II	JUNE 30, 2011	87

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.48%(a)	3-month LIBOR	Bank of America, N.A.	2/22/16	USD	1,100	$(39,981)
2.39%(b)	3-month LIBOR	Royal Bank of Scotland Plc	4/06/16	USD	1,800	47,802
2.15%(b)	3-month LIBOR	Deutsche Bank AG	4/28/16	USD	4,900	90,136
2.20%(b)	3-month LIBOR	Bank of America, N.A.	8/22/16	USD	2,000	7,468
2.31%(b)	3-month LIBOR	Credit Suisse International	8/23/16	USD	4,800	42,782
2.38%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	400	1,705
2.57%(b)	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	900	(40,220)
3.57%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	2/28/21	USD	1,500	64,062
3.39%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/04/21	USD	500	(8,988)
3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	2,330	(14,279)
3.27%(b)	3-month LIBOR	UBS AG	5/20/21	USD	2,300	13,717
3.86%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	5/23/21	USD	8,400	142,451
3.06%(b)	3-month LIBOR	Citibank, N.A.	6/15/21	USD	300	(4,684)
3.10%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/24/21	USD	1,200	(15,732)
3.25%(a)	3-month LIBOR	UBS AG	7/05/21	USD	1,500	2,433
4.34%(a)	3-month LIBOR	Citibank, N.A.	4/14/41	USD	1,100	(62,458)
4.35%(a)	3-month LIBOR	Deutsche Bank AG	4/14/41	USD	200	(11,869)
4.06%(a)	3-month LIBOR	Deutsche Bank AG	7/05/41	USD	900	2,391

Total						$(132,672)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	1,420	$3,156

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of June 30, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Bank of America, N.A.	1/12/40	USD	1,291	$(8,408)
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/40	USD	887	(7,364)

Total							$(15,772)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding

88	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Managed Income Portfolio

valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$44,176,289	$1,265	$44,177,554
Corporate Bonds	–	144,317,321	–	144,317,321
Foreign Agency Obligations	–	19,357,129	–	19,357,129
Foreign Government Obligations	–	1,817,868	–	1,817,868
Non-Agency Mortgage-Backed Securities	–	62,488,283	–	62,488,283
Preferred Securities	–	2,572,395	–	2,572,395
Project Loans	–	67,188	–	67,188
Taxable Municipal Bonds	–	3,082,844	–	3,082,844
U.S. Government Sponsored Agency Securities	–	262,991,946	–	262,991,946
U.S. Treasury Obligations	–	106,347,783	–	106,347,783
Short-Term Securities	$4,938,592	–	–	4,938,592
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(49,669,054)	–	(49,669,054)

Total	$4,938,592	$597,549,992	$1,265	$602,489,849

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$3,156	–	$3,156
Foreign currency exchange contracts	$42,652	785,694	–	828,346
Interest rate contracts	1,130,292	6,625,834	–	7,756,126
Liabilities:
Foreign currency exchange contracts	–	(533,266)	–	(533,266)
Interest rate contracts	(367,928)	(10,190,647)	–	(10,558,575)

Total	$805,016	$(3,309,229)	–	$(2,504,213)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS II	JUNE 30, 2011	89

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC:
Series 2010-2A, Class A, 4.07%, 1/15/28(a)	USD	472	$478,971
Series 2010-3A, Class A, 3.82%, 12/15/48(a)		481	475,620
Capital One Auto Finance Trust, Series 2007-B, Class A4,
0.22%, 4/15/14(b)		84	84,314
Capital One Multi-Asset Execution Trust:
Series 2004-3C, Class 3C, 6.63%, 6/17/14(b)	GBP	200	333,629
Series 2006-A5, Class A5, 0.25%, 1/15/16(b)	USD	290	289,145
Capital One Prime Auto Receivables Trust, Series 2007-2, Class B,
5.68%, 6/15/14		115	115,666
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.29%, 5/16/16(a)(b)		1,225	1,239,744
Series 2009-A12, Class A12, 3.35%, 8/15/16(a)		250	255,939
Series 2009-A13, Class A13, 5.35%, 8/15/18(a)		250	273,335
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B,
3.63%, 10/15/18(a)		600	604,593
Ford Credit Auto Owner Trust, Series 2009-B, Class A4,
4.50%, 7/15/14		300	314,791
Ford Credit Floorplan Master Owner Trust, Series 2010-1, Class A,
1.84%, 12/15/14(a)(b)		100	101,868
Nelnet Student Loan Trust, Series 2008-3, Class A4,
1.91%, 11/25/24(b)		310	322,252
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16(a)		495	495,224
Series 2011-S1A, Class C, 2.01%, 8/15/16(a)		173	173,136
Series 2011-S1A, Class D, 3.15%, 8/15/16(a)		174	173,456
Series 2011-WO, Class C, 3.19%, 10/15/15(a)		180	181,910
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		225	225,740
Series 2010-2, Class B, 5.75%, 1/25/37		494	360,371
Series 2011-1, Class D, 4.01%, 2/15/17		260	258,178
Series 2010-2, Class C, 3.89%, 7/17/17		265	271,345
Series 2010-B, Class C, 3.02%, 10/17/16(a)		475	485,650
Series 2011-S1A, Class B, 1.48%, 5/15/17(a)		156	156,316
Series 2011-S1A, Class D, 3.10%, 3/15/13(a)		167	167,303
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.57%, 1/25/18(b)		420	431,466
Series 2008-5, Class A4, 1.97%, 7/25/23(b)		1,065	1,112,904
Series 2009-B, Class A1, 6.19%, 7/15/42(a)(b)		277	263,364
Series 2010-C, Class A1, 1.84%, 12/15/17(a)(b)		427	430,153

Total Asset-Backed Securities – 9.8%			10,076,383

Collateralized Debt Obligations – 0.4%
Centurion CDO VIII Ltd., Series 2005-8A, Class B2,
1.25%, 3/08/17(a)(b)		500	435,000

Corporate Bonds
Aerospace & Defense – 0.1%
Finmeccanica Finance SA,
5.25%, 1/21/22	EUR	50	72,315

Auto Components – 0.1%
BorgWarner, Inc.,
4.63%, 9/15/20	USD	85	86,628

Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 11/15/14		321	358,472
5.38%, 1/15/20		294	323,870

			682,342

Building Products – 0.0%
Lafarge SA,
7.13%, 7/15/36		50	49,174

Capital Markets – 1.9%
Credit Suisse AG,
5.40%, 1/14/20		80	80,990
The Goldman Sachs Group, Inc.,
3.63%, 2/07/16		826	834,969
Morgan Stanley,
2.76%, 5/14/13(b)		250	256,680
UBS AG,
2.25%, 8/12/13		780	793,425

			1,966,064

Chemicals – 0.8%
CF Industries, Inc.,
7.13%, 5/01/20		225	261,844
The Dow Chemical Co.,
4.25%, 11/15/20		80	78,076
Nalco Co.,
6.63%, 1/15/19(a)		500	512,500

			852,420

Commercial Banks – 5.3%
Banco Espirito Santo SA,
3.88%, 1/21/15	EUR	50	56,514
Barclays Bank Plc:
6.00%, 1/14/21		100	138,997
6.63%, 3/30/22		50	71,573
Canadian Imperial Bank of Commerce,
2.75%, 1/27/16(a)	USD	465	475,765
CIT Group, Inc.:
7.00%, 5/01/17		79	78,465
6.63%, 4/01/18(a)		58	60,465
Commerzbank AG,
6.38%, 3/22/19	EUR	100	137,085
Deutsche Bank AG,
5.00%, 6/24/20		100	142,384
DnB NOR Boligkreditt,
2.90%, 3/29/16(a)	USD	795	809,196
HSBC Bank Brasil SA - Banco Multiplo,
4.00%, 5/11/16(a)		400	404,000
HSBC Bank Plc,
3.10%, 5/24/16(a)		195	193,711
HSBC Holdings Plc:
6.25%, 3/19/18	EUR	50	77,034
5.10%, 4/05/21	USD	160	163,965
ICICI Bank Ltd./Dubai,
4.75%, 11/25/16(a)		200	199,549
Intesa Sanpaolo SpA,
9.50%, 12/31/49(b)	EUR	50	73,414
LBG Capital No.1 Plc,
7.59%, 5/12/20	GBP	85	125,167
Lloyds TSB Bank Plc:
6.38%, 6/17/16	EUR	100	152,385
6.50%, 3/24/20		50	67,419
6.50%, 9/17/40	GBP	25	36,702
Oversea-Chinese Banking Corp. Ltd.,
3.75%, 11/15/22(b)	USD	1,000	962,766
Royal Bank of Canada,
3.13%, 4/14/15(a)		465	483,394

90	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Commercial Banks (concluded)
Sparebank 1 Boligkreditt AS,
2.63%, 5/27/16(a)	USD	475	$475,601
UniCredit SpA,
5.00%, 2/01/16	GBP	50	72,398

			5,457,949

Commercial Services & Supplies – 0.7%
The Hertz Corp.,
7.38%, 1/15/21(a)	USD	510	518,925
PostNL NV,
5.38%, 11/14/17	EUR	100	151,113

			670,038

Consumer Finance – 0.5%
Credit Acceptance Corp.,
9.13%, 2/01/17(a)	USD	330	352,275
SLM Corp.,
6.25%, 1/25/16		201	208,537

			560,812

Diversified Financial Services – 6.4%
Ally Financial, Inc.,
8.00%, 3/15/20		280	297,500
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		95	93,538
Bank of America Corp.:
3.63%, 3/17/16		90	90,259
6.00%, 9/01/17		120	129,125
7.63%, 6/01/19		350	405,437
5.63%, 7/01/20		315	325,241
5.00%, 5/13/21		120	118,542
BP Capital Markets Plc:
3.88%, 3/10/15		250	263,288
3.13%, 10/01/15		100	102,670
Citigroup, Inc.:
5.00%, 9/15/14		40	41,918
4.75%, 5/19/15		630	666,264
4.59%, 12/15/15(c)		825	867,577
3.95%, 6/15/16		430	440,194
6.00%, 8/15/17		30	32,853
8.50%, 5/22/19(c)		435	539,250
5.38%, 8/09/20		60	62,614
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		475	518,282
Ford Motor Credit Co. LLC,
6.63%, 8/15/17		250	265,760
General Electric Capital Corp.,
5.50%, 1/08/20		145	155,280
JPMorgan Chase & Co.,
3.15%, 7/05/16		310	311,897
Novus USA Trust, Series 2010-1,
1.51%, 11/18/11(a)(b)		270	268,328
RCI Banque SA,
3.75%, 7/07/14	EUR	50	72,270
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
7.13%, 4/15/19(a)	USD	525	521,062
Woodside Finance Ltd.,
4.60%, 5/10/21(a)		60	58,889

			6,648,038

Diversified Telecommunication Services – 1.2%
Intelsat Jackson Holdings SA,
7.25%, 4/01/19(a)		112	111,160
Level 3 Escrow, Inc.,
8.13%, 7/01/19(a)		20	20,100
Level 3 Financing, Inc.:
8.75%, 2/15/17		27	27,540
10.00%, 2/01/18		50	53,687
Qwest Communications International, Inc.:
8.00%, 10/01/15		176	191,400
7.13%, 4/01/18		84	90,195
Qwest Corp.:
7.63%, 6/15/15		57	64,410
8.38%, 5/01/16		59	69,620
6.50%, 6/01/17		31	33,635
Telefonica Emisiones SAU,
4.75%, 2/07/17	EUR	100	145,161
Verizon Communications, Inc.,
6.40%, 2/15/38	USD	379	410,753

			1,217,661

Electric Utilities – 1.5%
Alabama Power Co.,
3.95%, 6/01/21		130	129,701
The Cleveland Electric Illuminating Co.,
8.88%, 11/15/18		14	17,943
Duke Energy Carolinas LLC,
3.90%, 6/15/21		105	104,930
Enbw International Finance BV,
6.13%, 7/07/39	EUR	100	152,504
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20	USD	430	458,578
Florida Power Corp.,
6.40%, 6/15/38		105	121,314
Jersey Central Power & Light Co.,
7.35%, 2/01/19		75	91,059
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		380	399,684
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15(a)		75	78,214

			1,553,927

Electrical Equipment – 0.1%
Alstom SA,
4.13%, 2/01/17	EUR	100	144,874

Energy Equipment & Services – 0.3%
Ensco Plc:
3.25%, 3/15/16	USD	50	50,768
4.70%, 3/15/21		106	107,079
Transocean, Inc.,
6.00%, 3/15/18		130	143,934

			301,781

Food & Staples Retailing – 0.1%
Wal-Mart Stores, Inc.,
5.63%, 4/15/41		140	144,438

Food Products – 0.6%
Kraft Foods, Inc.:
6.50%, 8/11/17		95	111,679
6.13%, 2/01/18		440	506,191

			617,870

Gas Utilities – 0.1%
KeySpan Gas East Corp.,
5.82%, 4/01/41(a)		70	72,005

Health Care Providers & Services – 0.4%
Tenet Healthcare Corp.,
9.00%, 5/01/15		250	268,125
WellPoint, Inc.,
5.25%, 1/15/16		100	111,524

			379,649

Hotels, Restaurants & Leisure – 0.1%
Yum! Brands, Inc.:
6.25%, 4/15/16		79	90,615
5.30%, 9/15/19		52	55,893

			146,508

Insurance – 2.0%
Allianz Finance II BV,
5.75%, 7/08/41(b)	EUR	100	138,813
American International Group, Inc.,
5.45%, 5/18/17	USD	110	114,886
CNP Assurances,
6.00%, 9/14/40(b)	EUR	100	135,868
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21(a)	USD	180	174,368
ING Verzekeringen NV,
6.38%, 5/07/27(b)	EUR	50	66,390
Lincoln National Corp.,
6.25%, 2/15/20	USD	200	219,975
Manulife Financial Corp.,
3.40%, 9/17/15		360	371,126

BLACKROCK FUNDS II	JUNE 30, 2011	91

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Insurance (concluded)
Metropolitan Life Global Funding I,
5.13%, 6/10/14(a)	USD	250	$273,140
Prudential Financial, Inc.:
4.75%, 9/17/15		250	268,969
5.38%, 6/21/20		140	147,490
4.50%, 11/15/20		130	129,131

			2,040,156

Machinery – 0.0%
Navistar International Corp.,
3.00%, 10/15/14		30	39,263

Media – 4.1%
CBS Corp.:
4.63%, 5/15/18		45	46,376
8.88%, 5/15/19		100	127,476
5.75%, 4/15/20		80	86,707
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		680	800,700
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22		276	383,955
COX Communications, Inc.,
8.38%, 3/01/39(a)		240	313,822
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.13%, 2/15/16		170	172,466
DISH DBS Corp.,
7.13%, 2/01/16		250	263,750
NBCUniversal Media LLC:
5.15%, 4/30/20(a)		194	204,845
4.38%, 4/01/21(a)		330	326,552
The New York Times Co.,
6.63%, 12/15/16		650	667,875
News America, Inc.,
6.15%, 2/15/41(a)		160	158,502
Time Warner Cable, Inc.,
5.88%, 11/15/40		140	138,175
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		450	493,313
7.00%, 1/15/18	GBP	50	84,862

			4,269,376

Metals & Mining – 0.8%
Barrick Gold Corp.,
2.90%, 5/30/16(a)	USD	630	629,504
Barrick North America Finance LLC,
4.40%, 5/30/21(a)		5	4,977
Cliffs Natural Resources, Inc.,
4.88%, 4/01/21		160	160,442

			794,923

Multiline Retail – 0.4%
Dollar General Corp.,
11.88%, 7/15/17(d)		135	153,900
Macy’s Retail Holdings, Inc.,
5.90%, 12/01/16		270	303,092

			456,992

Multi-Utilities – 0.3%
CenterPoint Energy, Inc.,
6.50%, 5/01/18		225	257,431

Oil, Gas & Consumable Fuels – 4.4%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		316	355,685
6.38%, 9/15/17		166	190,291
Arch Coal, Inc.,
7.25%, 10/01/20		970	986,975
Chesapeake Energy Corp.,
6.63%, 8/15/20		216	227,340
Consol Energy, Inc.:
8.00%, 4/01/17		70	76,300
8.25%, 4/01/20		25	27,250
Denbury Resources, Inc.,
8.25%, 2/15/20		500	545,000
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 4/01/20		70	78,361
Enterprise Products Operating LLC:
5.20%, 9/01/20		105	110,716
6.13%, 10/15/39		130	132,203
Kinder Morgan Energy Partners LP:
6.55%, 9/15/40		35	36,644
6.38%, 3/01/41		50	51,182
Marathon Petroleum Corp.,
6.50%, 3/01/41(a)		245	253,215
MEG Energy Corp.,
6.50%, 3/15/21(a)		175	175,875
Nexen, Inc.,
7.50%, 7/30/39		250	279,639
Peabody Energy Corp.,
7.38%, 11/01/16		250	282,500
Pride International, Inc.,
6.88%, 8/15/20		70	81,408
Rockies Express Pipeline LLC:
3.90%, 4/15/15(a)		133	134,948
6.85%, 7/15/18(a)		62	69,517
Valero Energy Corp.:
6.13%, 2/01/20		80	87,915
6.63%, 6/15/37		56	58,389
Western Gas Partners LP,
5.38%, 6/01/21		205	211,099
Williams Partners LP,
4.13%, 11/15/20		75	71,992

			4,524,444

Paper & Forest Products – 0.6%
Clearwater Paper Corp.,
7.13%, 11/01/18		500	512,500
International Paper Co.,
5.30%, 4/01/15		13	14,217
Inversiones CMPC SA,
4.75%, 1/19/18(a)		100	99,904

			626,621

Real Estate Investment Trusts (REITs) – 0.5%
Camden Property Trust,
5.00%, 6/15/15		180	194,441
Hospitality Properties Trust,
5.63%, 3/15/17		100	103,399
Mack-Cali Realty LP,
7.75%, 8/15/19		80	96,240
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21		80	78,092

			472,172

Real Estate Management & Development – 0.6%
Franshion Development Ltd.,
6.75%, 4/15/21(a)		200	192,500
Realogy Corp.,
7.88%, 2/15/19(a)		224	221,760
The Unique Pub Finance Co. Plc,
5.66%, 6/30/27	GBP	100	117,964
WEA Finance LLC,
4.63%, 5/10/21(a)	USD	90	87,341

			619,565

Road & Rail – 0.3%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		315	324,486

Software – 0.2%
First Data Corp.,
7.38%, 6/15/19(a)		185	186,387

Specialty Retail – 0.0%
Punch Taverns Finance Plc,
7.27%, 4/15/22	GBP	20	31,297

Thrifts & Mortgage Finance – 0.8%
The PMI Group, Inc.,
6.00%, 9/15/16	USD	217	122,605
Radian Group, Inc.:
5.63%, 2/15/13		400	388,000
5.38%, 6/15/15		400	325,000

			835,605

92	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Tobacco – 0.3%
Philip Morris International, Inc.,
4.50%, 3/26/20	USD	250	$259,899

Wireless Telecommunication Services – 0.1%
Cricket Communications, Inc.,
7.75%, 5/15/16		132	139,920

Total Corporate Bonds – 36.3%			37,503,030

	Shares
Exchange-Traded Funds – 0.5%
iShares JPMorgan USD Emerging Markets Bond Fund(e)		5,000	546,600

	Par (000)
Foreign Agency Obligations
Bank of India,
6.25%, 2/16/21	USD	260	266,569
Hydro Quebec:
9.40%, 2/01/21		110	157,623
8.40%, 1/15/22		225	310,349
8.05%, 7/07/24		535	737,271
Morgan Stanley Bank AG for OAO Gazprom,
9.63%, 3/01/13		300	335,400
Petrobras International Finance Co.:
3.88%, 1/27/16		420	427,694
5.75%, 1/20/20		690	736,061
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17		230	242,650

Total Foreign Agency Obligations – 3.1%			3,213,617

Foreign Government Obligations
Belgium – 0.3%
Belgium Government Bond,
3.50%, 6/28/17	EUR	195	279,806

Germany – 1.7%
Bundesrepublik Deutschland:
3.75%, 1/04/17		860	1,332,066
3.25%, 7/04/21		275	406,311

			1,738,377

Greece – 0.1%
Hellenic Republic Government Bond:
4.60%, 5/20/13		63	64,573
3.60%, 7/20/16		62	47,400

			111,973

Ireland – 0.1%
Ireland Government Bond,
4.60%, 4/18/16		125	128,248

Mexico – 0.2%
United Mexican States:
5.63%, 1/15/17	USD	100	113,650
5.13%, 1/15/20		75	81,000

			194,650

Poland – 0.2%
Poland Government International Bond,
5.13%, 4/21/21		200	206,750

Portugal – 0.1%
Portugal Obrigacoes do Tesouro OT,
3.35%, 10/15/15	EUR	50	51,481

South Africa – 0.3%
Republic of South Africa,
5.50%, 3/09/20	USD	300	327,750

Spain – 1.3%
Spain Government Bond,
3.25%, 4/30/16	EUR	1,012	1,377,364

Total Foreign Government Obligations – 4.3%			4,416,399

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 9.1%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21,
5.75%, 3/25/37(b)	USD	143	128,632
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.41%, 2/17/15(a)(b)		310	309,500
Banc of America Funding Corp.:
Series 2005-H, Class 2A1, 3.23%, 11/20/35(b)		637	423,062
Series 2006-F, Class 1A1, 2.84%, 7/20/36(b)		568	475,019
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-8, Class 14A1, 5.39%, 11/25/34(b)		708	646,378
Series 2005-1, Class 4A1, 5.24%, 3/25/35(b)		353	305,536
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		1,330	1,035,872
Series 2006-OA21, Class A1, 0.38%, 3/20/47(b)		572	290,270
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2,
6.00%, 3/25/36		287	238,998
Credit Suisse Mortgage Capital Certificates:
Series 2006-5, Class 3A3, 6.50%, 6/25/36		909	522,947
Series 2006-8, Class 3A1, 6.00%, 10/25/21		289	237,641
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1,
5.11%, 6/19/35(b)		458	438,599
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1,
2.92%, 1/25/35(b)		327	305,660
Harborview Mortgage Loan Trust:
Series 2005-8, Class 1A2A, 0.52%, 9/19/35(b)		1,150	764,977
Series 2006-11, Class A1A, 0.36%, 12/19/36(b)		486	296,788
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.36%, 7/15/21(b)		167	166,396
IndyMac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1,
5.51%, 9/25/36(b)		581	446,517
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2,
5.88%, 7/25/36		175	170,548
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1,
5.38%, 4/25/47(b)		438	293,113

BLACKROCK FUNDS II	JUNE 30, 2011	93

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Thornburg Mortgage Securities Trust:
Series 2006-4, Class A2B, 0.31%, 7/25/36(b)	USD	154	$151,191
Series 2006-5, Class A1, 0.31%, 8/25/11(b)		267	265,676
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A8,
2.72%, 10/25/35(b)		368	312,070
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR4, Class 2A4, 5.62%, 4/25/36(b)		950	886,905
Series 2006-AR18, Class 2A1, 5.42%, 11/25/36(b)		342	275,888

			9,388,183

Commercial Mortgage-Backed Securities – 10.9%
Banc of America Commercial Mortgage, Inc.:
Series 2006-1, Class AM, 5.42%, 9/10/45(b)		450	464,035
Series 2006-4, Class AM, 5.68%, 7/10/46		100	99,376
Series 2007-1, Class A4, 5.45%, 1/15/49		260	281,185
Series 2007-3, Class A2, 5.80%, 7/10/12(b)		480	494,666
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM,
5.45%, 12/11/40(b)		40	40,138
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48		530	575,278
Series 2007-CD5, Class A4, 5.89%, 8/15/17(b)		750	818,107
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM,
5.97%, 6/10/46(b)		350	360,200
Credit Suisse Mortgage Capital Certificates:
Series 2007-C2, Class A2, 5.45%, 1/15/49(b)		487	491,903
Series 2007-C3, Class A2, 5.90%, 6/15/39(b)		316	322,407
Series 2010-RR1, Class 2A, 5.70%, 9/15/40(a)(b)		205	223,750
DBUBS Mortgage Trust, Series 2011-LC2A, Class A4,
4.54%, 5/10/21(a)(b)		220	221,787
Extended Stay America Trust:
Series 2010-ESHA, Class A, 2.95%, 11/05/27(a)		495	491,817
Series 2010-ESHA, Class C, 4.86%, 11/05/27(a)		400	399,321
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM,
6.08%, 7/10/38(b)		180	184,948
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM,
5.62%, 4/10/38(b)		110	109,431
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2007-CB18, Class A3, 5.45%, 6/12/47		290	304,600
Series 2007-CB18, Class A4, 5.44%, 1/12/17		450	480,942
Series 2007-CB19, Class A4, 5.93%, 4/12/17(b)		450	488,394
Series 2007-LD11, Class A2, 5.99%, 6/15/49(b)		500	513,843
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.86%, 7/15/40(b)		160	173,591
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
6.02%, 6/12/17(b)		400	436,324
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30(a)(b)		640	677,953
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		250	265,917
Series 2007-IQ15, Class A2, 6.03%, 8/11/12(b)		250	257,526
Morgan Stanley Reremic Trust, Series 2011-IO, Class A,
2.50%, 2/23/51		100	99,703
RBSCF Trust, Series 2010-RR3, Class WBTA,
6.10%, 4/16/17(a)(b)		450	502,732
Titan Europe Plc/Ireland, Series 2006-4FSX, Class A1,
4.82%, 9/03/14(b)	GBP	49	75,836
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A4, 6.10%, 7/15/17(b)	USD	540	587,489
Series 2007-C34, Class A3, 5.68%, 5/15/46		750	809,525

			11,252,724

Total Non-Agency Mortgage-Backed Securities – 20.0%			20,640,907

	Par (000)/ Shares
Preferred Securities
Capital Trusts
Capital Markets – 0.1%
Credit Suisse AG/Guernsey,
5.86%(b)(f)		100	95,550
State Street Capital Trust IV,
1.25%, 6/15/37(b)		20	16,192

			111,742

Commercial Banks – 0.1%
Fifth Third Capital Trust IV,
6.50%, 4/15/67(b)		90	88,425
SunTrust Capital VIII,
6.10%, 12/15/66(b)		20	19,600
Wachovia Capital Trust III,
5.57%(b)(f)		15	13,725

			121,750

Diversified Financial Services – 0.2%
ABN Amro North American Holding Preferred Capital Repackage Trust I,
6.52%(a)(b)(f)		160	148,000

Insurance – 0.3%
American International Group, Inc.,
8.18%, 5/15/68(b)		35	38,241
Genworth Financial, Inc.,
6.15%, 11/15/66(b)		30	21,825
Liberty Mutual Group, Inc.,
10.75%, 6/15/88(a)(b)		25	33,187

94	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)/ Shares		Value
Preferred Securities
Insurance (concluded)
Swiss Re Capital I LP,
6.85%(a)(b)(f)	USD	155	$149,030
XL Group Plc,
6.50%(b)(f)		110	100,925

			343,208

Total Capital Trusts – 0.7%			724,700

Preferred Stocks
Thrifts & Mortgage Finance – 0.0%
Fannie Mae,
0.05%(g)		10	21,500

Total Preferred Securities – 0.7%			746,200

	Par (000)
Taxable Municipal Bonds
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	120	126,971
5.50%, 6/15/43		145	155,950

Total Taxable Municipal Bonds – 0.3%			282,921

U.S. Government Sponsored Agency Securities
Agency Obligations – 1.2%
Fannie Mae:
5.25%, 9/15/16		200	230,661
4.36%, 10/09/19(h)		350	245,010
6.63%, 11/15/30		100	126,315
Freddie Mac:
5.13%, 11/17/17		200	229,633
3.53%, 9/30/19		250	250,969
6.75%, 3/15/31		100	128,157

			1,210,745

Collateralized Mortgage Obligations – 0.5%
Freddie Mac, Series K013, Class A2,
3.97%, 1/25/21(b)		540	546,433

Interest Only Collateralized Mortgage Obligations – 3.4%
Fannie Mae:
Series 2010-134, Class SV, 5.83%, 12/25/40(b)		1,850	270,640
Series 2010-150, Class SN, 6.34%, 1/25/41(b)		3,969	621,290
Freddie Mac, Series 3572, Class WS,
6.54%, 9/15/39(b)		857	140,813
Ginnie Mae:
Series 2009-108, Class WI, 5.00%, 9/20/38		635	132,797
Series 2010-58, Class VI, 5.00%, 3/20/38		969	147,487
Series 2010-87, Class HI, 4.50%, 11/20/38		2,239	398,576
Series 2010-98, Class HI, 5.00%, 3/20/38		857	157,870
Series 2010-121, Class PI, 4.50%, 2/20/39		1,060	216,614
Series 2010-158, Class AI, 4.50%, 10/16/39		757	146,398
Series 2010-158, Class MI, 4.50%, 11/16/39		2,165	422,944
Series 2010-165, Class IP, 4.00%, 4/20/38		1,564	266,958
Series 2011-7, Class DI, 4.50%, 12/20/40		1,560	243,510
Series 2011-25, Class IO, 5.00%, 3/20/38		977	173,623
Series 2011-41, Class AI, 4.50%, 12/20/39		888	178,170

			3,517,690

Mortgage-Backed Securities – 54.4%
Fannie Mae Mortgage-Backed Securities:
4.00%, 3/01/26-7/01/41(c)(i)		9,863	10,069,433
5.50%, 7/01/26-7/01/41(i)		5,000	5,407,500
5.00%, 3/01/40-7/01/41(c)(i)		10,669	11,356,136
4.50%, 10/01/40-7/01/41(i)		15,692	16,312,344
3.50%, 7/01/41(i)		3,800	3,633,750
Freddie Mac Mortgage-Backed Securities:
4.00%, 5/01/26-6/01/26		2,767	2,894,023
4.50%, 2/01/41-5/01/41		2,326	2,406,998
5.00%, 6/01/41-7/01/41(i)		3,950	4,195,490

			56,275,674

Total U.S. Government Sponsored Agency Securities – 59.5%			61,550,542

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.63%, 2/15/40(j)		320	333,650
4.38%, 5/15/40-5/15/41(k)		2,015	2,011,904
3.88%, 8/15/40		110	100,719
4.75%, 2/15/41(k)		602	639,908
U.S. Treasury Inflation Indexed Bonds,
2.13%, 2/15/41		450	502,016
U.S. Treasury Notes:
0.88%, 2/29/12(k)		1,140	1,145,518
0.38%, 10/31/12		590	590,576
1.38%, 2/15/13(k)		890	904,149
0.75%, 9/15/13		200	200,953
2.38%, 2/28/15(j)		530	553,686
3.00%, 2/28/17		530	557,660
2.75%, 2/28/18		195	199,677
3.63%, 2/15/20(j)(k)		1,635	1,729,652
3.50%, 5/15/20		175	182,696
2.63%, 8/15/20(k)		645	624,340
3.13%, 5/15/21(k)		6,820	6,800,835

Total U.S. Treasury Obligations – 16.5%			17,077,939

Total Long-Term Investments (Cost – $155,132,213) – 151.4%			156,489,538

	Par (000)/ Shares
Short-Term Securities
Borrowed Bond Agreements – 13.9%
Barclays Bank Plc, 0.00%, Open	EUR	94	135,771
Barclays Bank Plc, 0.00%, Open		143	207,813
Barclays Bank Plc, 0.00%, Open		349	506,150
Barclays Bank Plc, 0.04%, Open	USD	2,113	2,113,189
Barclays Bank Plc, 0.10%, Open	EUR	87	126,164
Barclays Bank Plc, 0.65%, Open		112	162,055
Barclays Bank Plc, 0.80%, 7/15/11		890	1,291,221
Barclays Bank Plc, 0.92%, Open		101	145,909

BLACKROCK FUNDS II	JUNE 30, 2011	95

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)/ Shares		Value
Short-Term Securities
Borrowed Bond Agreements (concluded)
Barclays Bank Plc,
1.03%, 7/01/11	USD	887	$1,286,653
BNP Paribas,
0.00%, Open		3,453	3,452,650
Citibank, N.A.,
0.00%, Open	EUR	109	157,523
Citibank, N.A.,
0.00%, Open		69	99,510
Citibank, N.A.,
0.15%, Open		57	82,086
Citibank, N.A.,
0.35%, Open		56	81,919
Citibank, N.A.,
0.45%, Open		55	80,288
Credit Suisse International,
0.00%, Open		150	149,573
Credit Suisse International,
0.00%, Open		2,182	2,181,600
Credit Suisse International,
0.08%, Open		1,119	1,119,238
Credit Suisse International,
0.15%, Open		46	66,435
Deutsche Bank AG,
0.04%, Open	USD	553	553,438
Deutsche Bank AG,
0.07%, Open		91	90,563
UBS AG,
0.75%, Open	EUR	153	222,418

			14,312,166

Money Market Funds – 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(e)(l)		346,825	346,825

Total Short-Term Securities (Cost – $14,585,006) – 14.2%			14,658,991

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		15	28,359

Exchange-Traded Put Options Purchased – 0.1%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11		96	1,800
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 9/16/11		68	2,975
U.S. Treasury Notes (5 Year), Strike Price USD 116, Expires 8/26/11		20	3,906
U.S. Treasury Notes (5 Year), Strike Price USD 117, Expires 8/26/11		29	9,289
U.S. Treasury Notes (5 Year), Strike Price USD 119, Expires 8/26/11		6	5,109
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		15	15,937

			39,016

Over-the-Counter Call Options Purchased – 0.0%
HKD Currency, Strike Price USD 7.70, Expires 11/10/11, Broker HSBC Securities, Inc.		902	1,194
HKD Currency, Strike Price USD 7.70, Expires 11/10/11, Broker HSBC Securities, Inc.		450	596
USD Currency, Strike Price ILS 4.00, Expires 7/15/11, Broker HSBC Securities, Inc.		85	1
USD Currency, Strike Price JPY 86, Expires 8/24/11, Broker BNP Paribas		620	5,270
USD Currency, Strike Price SEK 7, Expires 9/26/11, Broker Deutsche Bank AG		95	5,149

			12,210

Over-the-Counter Put Options Purchased – 0.1%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker UBS AG		63	55
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker UBS AG		116	9,286
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker Deutsche Bank AG		463	125,422

			134,763

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased – 1.0%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	2,800	39,127
Receive a fixed rate of 2.950% and pay a floating rate based on 3-month LIBOR, Expires 10/27/11, Broker Citibank, N.A.		4,100	24,450
Receive a fixed rate of 3.150% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		400	6,353
Receive a fixed rate of 3.350% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker Citibank, N.A.		1,200	26,469
Receive a fixed rate of 3.455% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		3,200	81,135
Receive a fixed rate of 3.515% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.		1,400	38,924
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		2,400	84,237
Receive a fixed rate of 3.760% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.		400	15,396
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Citibank, N.A.		1,300	51,759
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		1,900	79,970
Receive a fixed rate of 3.880% and pay a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		700	26,357
Receive a fixed rate of 3.990% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA		1,600	68,978
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Morgan Stanley Capital Services, Inc.		2,000	111,838
Receive a fixed rate of 4.190% and pay a floating rate based on 3-month LIBOR, Expires 3/05/12, Broker Credit Suisse International		800	51,514
Receive a fixed rate of 4.250% and pay a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Morgan Stanley Capital Services, Inc.		700	40,202
Receive a fixed rate of 4.290% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		800	57,849
Receive a fixed rate of 4.330% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		600	45,056
Receive a fixed rate of 4.460% and pay a floating rate based on 3-month LIBOR, Expires 5/27/14, Broker Morgan Stanley Capital Services, Inc.		1,200	68,874
Receive a fixed rate of 4.485% and pay a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		100	5,851

96	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 4.763% and pay a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA	USD	500	$31,214
Receive a fixed rate of 5.200% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.		1,400	118,596

			1,074,149

Over-the-Counter Put Swaptions Purchased – 1.0%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		2,800	3,739
Pay a fixed rate of 2.300% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas		2,700	24,747
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		1,400	581
Pay a fixed rate of 2.550% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker Credit Suisse International		3,500	5,378
Pay a fixed rate of 3.350% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker Citibank, N.A.		1,200	81,651
Pay a fixed rate of 3.455% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		3,200	200,092
Pay a fixed rate of 3.515% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.		1,400	38,924
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		2,400	103,501
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Credit Suisse International		2,600	25,596
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 8/03/11, Broker JPMorgan Chase Bank, N.A.		2,700	2,958
Pay a fixed rate of 3.760% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank, N.A.		400	12,623
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Citibank, N.A.		1,300	40,082
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		1,900	54,237
Pay a fixed rate of 3.880% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		700	51,281
Pay a fixed rate of 3.990% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA		1,600	92,300
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Morgan Stanley Capital Services, Inc.		2,000	36,076
Pay a fixed rate of 4.190% and receive a floating rate based on 3-month LIBOR, Expires 3/05/12, Broker Credit Suisse International		800	10,469
Pay a fixed rate of 4.250% and receive a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Morgan Stanley Capital Services, Inc.		700	25,840
Pay a fixed rate of 4.290% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		800	7,271
Pay a fixed rate of 4.330% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		600	5,126
Pay a fixed rate of 4.460% and receive a floating rate based on 3-month LIBOR, Expires 5/27/14, Broker Morgan Stanley Capital Services, Inc.		1,200	74,570
Pay a fixed rate of 4.485% and receive a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		100	6,091
Pay a fixed rate of 4.763% and receive a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		500	36,849
Pay a fixed rate of 5.200% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank, N.A.		1,400	71,699

			1,011,681

Total Options Purchased (Cost – $2,595,052) – 2.2%			2,300,178

Total Investments Before TBA Sale Commitments, Options Written, Borrowed Bonds and Securities Sold Short (Cost – $172,312,271*) – 167.8%			173,448,707

	Par (000)
TBA Sale Commitments(i)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/26-7/01/41		7,100	(7,307,813)
3.50%, 7/01/41		2,100	(2,008,125)
4.50%, 7/01/41		10,900	(11,278,094)
5.00%, 7/01/41		13,000	(13,808,438)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/26		3,000	(3,121,890)
4.50%, 7/01/41		2,500	(2,582,812)
5.00%, 7/01/41		4,300	(4,560,687)

Total TBA Sale Commitments (Proceeds – $44,887,250) – (43.2)%			(44,667,859)

BLACKROCK FUNDS II	JUNE 30, 2011	97

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Exchange-Traded Call Options Written – 0.0%
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		9	$(14,906)

			(14,906)

Exchange-Traded Put Options Written – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11		96	(600)
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11		68	(425)
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		9	(23,625)

			(24,650)

Over-the-Counter Call Options Written – 0.0%
HKD Currency, Strike Price USD 7.30, Expires 11/10/11, Broker HSBC Securities, Inc.		902	(1)
HKD Currency, Strike Price USD 7.30, Expires 11/10/11, Broker HSBC Securities, Inc.		450	(1)
USD Currency, Strike Price ILS 4.20, Expires 7/15/11, Broker HSBC Securities, Inc.		85	(1)

			(3)

Over-the-Counter Put Options Written – (0.1)%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker Citibank, N.A.		63	(55)
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker Deutsche Bank AG		463	(59,152)
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker UBS AG		116	(21,481)

			(80,688)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written – (1.6)%
Pay a fixed rate of 2.070% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG	USD	1,900	(36,671)
Pay a fixed rate of 2.650% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		400	(2,464)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		2,600	(16,074)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		400	(4,066)
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		700	(6,326)
Pay a fixed rate of 3.210% and receive a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker UBS AG		900	(16,218)
Pay a fixed rate of 3.260% and receive a floating rate based on 3-month LIBOR, Expires 6/10/13, Broker Goldman Sachs Bank USA		2,000	(45,498)
Pay a fixed rate of 3.565% and receive a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		2,200	(65,030)
Pay a fixed rate of 3.715% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		500	(18,157)
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA		700	(26,578)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		1,000	(36,709)
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		400	(15,940)
Pay a fixed rate of 3.830% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank, N.A.		300	(12,287)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		1,700	(78,475)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		2,000	(93,951)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		1,900	(89,253)
Pay a fixed rate of 3.955% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker UBS AG		1,000	(48,764)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		500	(24,943)
Pay a fixed rate of 4.010% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Deutsche Bank AG		900	(48,273)
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		1,100	(59,692)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		600	(28,668)
Pay a fixed rate of 4.050% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		700	(37,104)
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,600	(73,422)
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		2,000	(116,050)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		700	(49,407)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		2,000	(188,185)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		900	(87,083)
Pay a fixed rate of 5.060% and receive a floating rate based on 3-month LIBOR, Expires 2/11/14, Broker Deutsche Bank AG		1,500	(132,875)
Pay a fixed rate of 5.070% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		1,100	(98,074)

98	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 5.140% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Credit Suisse International	USD	400	$(37,197)

			(1,593,434)

Over-the-Counter Put Swaptions Written – (0.9)%
Receive a fixed rate of 2.070% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		1,900	(1,818)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 8/26/11, Broker Citibank, N.A.		700	(5,159)
Receive a fixed rate of 3.210% and pay a floating rate based on 3-month LIBOR, Expires 8/28/12, Broker UBS AG		900	(63,058)
Receive a fixed rate of 3.260% and pay a floating rate based on 3-month LIBOR, Expires 6/10/13, Broker Goldman Sachs Bank USA		2,000	(66,807)
Receive a fixed rate of 3.565% and pay a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		2,200	(93,334)
Receive a fixed rate of 3.715% and pay a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		500	(16,956)
Receive a fixed rate of 3.750% and pay a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA		700	(23,202)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		1,000	(50,824)
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		400	(12,741)
Receive a fixed rate of 3.830% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank, N.A.		300	(11,249)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		1,700	(36,967)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		2,000	(49,896)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		1,900	(47,401)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		2,600	(24,501)
Receive a fixed rate of 3.955% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker UBS AG		1,000	(23,312)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		500	(11,361)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		700	(7,921)
Receive a fixed rate of 4.010% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Deutsche Bank AG		900	(12,902)
Receive a fixed rate of 4.020% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		1,100	(15,511)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		600	(25,069)
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		700	(18,258)
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,600	(91,312)
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		2,000	(46,701)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		700	(22,895)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		2,000	(46,695)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		900	(21,977)
Receive a fixed rate of 5.060% and pay a floating rate based on 3-month LIBOR, Expires 2/11/14, Broker Deutsche Bank AG		1,500	(57,476)
Receive a fixed rate of 5.070% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		1,100	(41,820)
Receive a fixed rate of 5.140% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Credit Suisse International		400	(14,517)

			(961,640)

Total Options Written (Premiums Received – $2,866,133) – (2.6)%			(2,675,321)

	Par (000)
Borrowed Bonds
Corporate Bonds – (0.7)%
Banco Espirito Santo SA,
3.88%, 1/21/15	EUR	100	(113,028)
BNP Paribas SA,
5.43%, 9/07/17		150	(228,000)
KBC Internationale Financieringsmaatschappij NV,
5.00%, 3/16/16		100	(146,702)
Societe Generale SA,
6.13%, 8/20/18		100	(153,730)
UniCredit SpA,
3.95%, 2/01/16		50	(67,942)

			(709,402)

Foreign Government Obligations – (3.8)%
France Government Bond O.A.T.,
3.75%, 4/25/17		840	(1,275,872)
Italy Buoni Poliennali Del Tesoro,
3.75%, 8/01/21		455	(612,566)
Portugal Obrigacoes do Tesouro OT,
4.20%, 10/15/16		50	(49,592)
Spain Government Bond,
3.30%, 10/31/14		100	(141,303)

BLACKROCK FUNDS II	JUNE 30, 2011	99

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Borrowed Bonds
Foreign Government Obligations (concluded)
3.25%, 4/30/16	USD	1,377	$(1,874,140)

			(3,953,473)

Total Borrowed Bonds (Proceeds – $4,494,139) – (4.5)%			(4,662,875)

Securities Sold Short
Foreign Government Obligations – (0.2)%
Belgium Government Bond,
4.25%, 9/28/21	EUR	150	(220,021)

U.S. Treasury Obligations – (9.4)%
U.S. Treasury Bonds,
4.25%, 11/15/40	USD	550	(537,625)
U.S. Treasury Notes,
0.63%, 7/31/12-1/31/13		2,190	(2,198,965)
2.13%, 2/29/16		3,470	(3,552,413)
2.00%, 4/30/16		147	(149,228)
1.75%, 5/31/16		2,160	(2,163,370)
2.63%, 11/15/20		1,145	(1,102,778)

			(9,704,379)

Total Securities Sold Short (Proceeds – $9,819,155) – (9.6)%			(9,924,400)

Total Investments Net of TBA Sale Commitments, Options Written, Borrowed Bonds and Securities Sold Short – 107.9%			111,518,252
Liabilities in Excess of Other Assets – (7.9)%			(8,140,024)

Net Assets – 100.0%		$103,378,228

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$172,457,118

Gross unrealized appreciation	$2,373,476
Gross unrealized depreciation	(1,381,887)

Net unrealized appreciation	$991,589

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,380,994	(14,034,169)	346,825	$16	$6,939
iShares JPMorgan USD Emerging Markets Bond Fund	5,000	–	5,000	–	$26,225

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Non-income producing security.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$365,000	$1,375
Barclays Bank Plc	$(410,406)	$1,899
BNP Paribas	$300,000	$(2,953)
Citibank, N.A.	$2,638,923	$(8,484)
Credit Suisse International	$(11,433,938)	$36,027
Goldman Sachs Bank USA	$(1,996,188)	$7,203
Greenwich Capital Markets	$541,875	$(469)
JPMorgan Chase Bank, N.A.	$982,344	$(14,367)
Morgan Stanley Capital Services, Inc.	$(9,867,969)	$53,863
Nomura Securities International, Inc.	$(743,531)	$(726)
Royal Bank of Scotland Plc	–	$(6,027)
Wells Fargo & Co.	$(208,313)	$(180)

(j)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(k)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(l)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date[1]	Net Closing Amount	Par
BNP Paribas	0.16%	6/13/11	7/14/11	$17,322,327	$17,319,941
Credit Suisse International	0.08%	6/17/11	Open	$1,729,179	1,729,125
Deutsche Bank AG	0.08%	6/20/11	Open	$1,148,578	1,148,550
Deutsche Bank AG	0.08%	6/20/11	Open	$461,699	461,688
Credit Suisse International	(0.02%)	6/30/11	7/01/11	$1,972,368	1,972,369
Credit Suisse International	0.01%	6/30/11	7/01/11	$7,516,689	7,516,687
Deutsche Bank AG	0.02%	6/30/11	Open	$631,294	631,294
Deutsche Bank AG	0.02%	6/30/11	Open	$908,913	908,912

Total					$31,688,566

100	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	73,000	USD	105,894	Citibank, N.A.	7/01/11	$(32)
GBP	474,500	USD	759,010	Royal Bank of Scotland Plc	7/07/11	2,473
USD	546,908	GBP	334,500	Citibank, N.A.	7/07/11	10,098
USD	137,370	GBP	84,500	Deutsche Bank AG	7/07/11	1,764
USD	90,874	GBP	55,500	Deutsche Bank AG	7/07/11	1,807
IDR	309,843,000	USD	36,000	HSBC Securities, Inc.	7/11/11	70
USD	35,267	IDR	307,955,360	HSBC Securities, Inc.	7/11/11	(582)
USD	47,249	NZD	58,000	HSBC Securities, Inc.	7/11/11	(768)
CZK	920,000	HUF	10,103,440	JPMorgan Chase Bank, N.A.	7/13/11	(191)
CAD	56,588	MXN	682,000	JPMorgan Chase Bank, N.A.	7/18/11	492
MXN	1,781,808	CAD	145,000	Citibank, N.A.	7/20/11	1,641
AUD	158,591	CAD	159,000	Citibank, N.A.	7/21/11	4,860
CAD	372,599	AUD	367,000	Citibank, N.A.	7/21/11	(6,423)
RUB	1,462,300	USD	51,547	HSBC Securities, Inc.	7/21/11	704
USD	55,000	HUF	10,608,950	Citibank, N.A.	7/21/11	(2,743)
AUD	88,602	MXN	1,099,857	Royal Bank of Scotland Plc	7/22/11	1,006
JPY	18,619,300	USD	223,245	Citibank, N.A.	7/22/11	8,062
USD	226,453	JPY	18,405,690	Royal Bank of Scotland Plc	7/22/11	(2,200)
CHF	22,536	SEK	165,000	UBS AG	7/25/11	762
SEK	573,000	CHF	76,029	Citibank, N.A.	7/25/11	11
SEK	332,000	CHF	46,273	UBS AG	7/25/11	(2,636)
CHF	43,000	GBP	32,344	UBS AG	7/26/11	(741)
EUR	110,000	GBP	97,948	UBS AG	7/26/11	2,248
GBP	35,213	CHF	50,000	UBS AG	7/26/11	(2,983)
CNY	3,134,000	USD	479,829	HSBC Securities, Inc.	7/27/11	4,953
CNY	4,090,000	USD	608,088	HSBC Securities, Inc.	7/27/11	24,572
CNY	1,133,300	USD	175,000	Royal Bank of Scotland Plc	7/27/11	304
CNY	3,055,000	USD	471,924	Royal Bank of Scotland Plc	7/27/11	638
GBP	63,199	EUR	71,000	UBS AG	7/27/11	(1,485)
USD	1,342,240	CNY	8,992,740	HSBC Securities, Inc.	7/27/11	(48,799)
USD	385,000	CNY	2,508,275	HSBC Securities, Inc.	7/27/11	(2,992)
USD	53,596	CNY	354,000	HSBC Securities, Inc.	7/27/11	(1,163)
USD	286,545	EUR	199,500	Citibank, N.A.	7/27/11	(2,537)
USD	105,819	EUR	73,000	Citibank, N.A.	7/27/11	40
USD	287,970	EUR	204,000	Royal Bank of Scotland Plc	7/27/11	(7,633)
USD	3,338,904	EUR	2,296,500	Royal Bank of Scotland Plc	7/27/11	11,196
KRW	40,075,000	JPY	2,969,618	HSBC Securities, Inc.	7/28/11	576
KRW	61,554,000	JPY	4,561,244	HSBC Securities, Inc.	7/28/11	885
KRW	125,496,500	JPY	9,221,716	HSBC Securities, Inc.	7/28/11	2,770
MYR	657,997	USD	214,000	UBS AG	7/28/11	3,442
USD	214,000	CNY	1,389,181	UBS AG	7/28/11	(884)
EUR	370,000	USD	528,932	Deutsche Bank AG	8/09/11	7,002
EUR	445,000	USD	628,797	Deutsche Bank AG	8/09/11	15,772
EUR	230,000	USD	326,796	Goldman Sachs Bank USA	8/09/11	6,352
USD	326,086	EUR	230,000	Deutsche Bank AG	8/09/11	(7,062)
USD	317,766	EUR	225,000	Deutsche Bank AG	8/09/11	(8,140)
USD	310,204	EUR	220,000	Royal Bank of Scotland Plc	8/09/11	(8,460)
USD	522,669	EUR	370,000	UBS AG	8/09/11	(13,265)
USD	53,000	TRY	83,263	Citibank, N.A.	8/10/11	2,098
AUD	300,000	USD	314,006	BNP Paribas	8/17/11	5,727
USD	316,657	AUD	300,000	BNP Paribas	8/17/11	(3,075)
CHF	209,022	USD	250,000	Royal Bank of Scotland Plc	8/29/11	(1,287)
USD	250,000	CHF	209,557	Royal Bank of Scotland Plc	8/29/11	651
GBP	36,943	EUR	41,515	Citibank, N.A.	9/07/11	(842)
USD	734,122	JPY	59,148,225	Royal Bank of Scotland Plc	9/27/11	(982)
CLP	13,361,600	USD	28,000	HSBC Securities, Inc.	9/29/11	260
USD	6,501	ZAR	44,680	Citibank, N.A.	9/29/11	(18)
USD	30,184	ZAR	210,076	Deutsche Bank AG	9/29/11	(466)
USD	758,188	GBP	474,500	Royal Bank of Scotland Plc	10/07/11	(2,423)
NZD	8,928	USD	7,141	Royal Bank of Scotland Plc	10/11/11	203
NZD	48,944	USD	39,580	Royal Bank of Scotland Plc	10/11/11	684
HKD	1,163,625	USD	149,727	HSBC Securities, Inc.	11/10/11	(57)
HKD	1,084,000	USD	139,289	HSBC Securities, Inc.	11/10/11	139
USD	150,000	HKD	1,163,625	HSBC Securities, Inc.	11/10/11	330
USD	380,000	HKD	2,947,291	HSBC Securities, Inc.	11/10/11	909
CZK	3,320,500	EUR	136,140	UBS AG	11/21/11	1,214
EUR	154,216	NOK	1,229,897	Royal Bank of Scotland Plc	11/21/11	(3,060)
NOK	636,000	CZK	1,936,183	Deutsche Bank AG	11/21/11	1,400
NOK	582,104	EUR	73,740	Citibank, N.A.	11/21/11	364
SEK	837,000	CZK	2,250,400	Royal Bank of Scotland Plc	11/21/11	(2,851)
USD	130,701	SEK	836,500	Citibank, N.A.	11/21/11	(414)

BLACKROCK FUNDS II	JUNE 30, 2011	101

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	176,316	HUF	48,186,881	Deutsche Bank AG	11/25/11	$(3,914)
HUF	36,035,432	PLN	523,000	Deutsche Bank AG	11/25/11	5,385
PLN	531,939	EUR	133,783	UBS AG	11/25/11	(2,032)

Total						$(9,276)

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
45	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2011	$9,870,469	$643
58	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2011	$6,913,328	(25,774)
21	Ultra Treasury Bonds	Chicago Board Options	September 2011	$2,651,250	(37,685)
5	Euro Currency	Chicago Mercantile	September 2011	$905,500	14,585
2	Euro-Bobl	Eurex	September 2011	$338,119	(2,318)

Total					$(50,549)

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
121	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2011	$14,801,703	$151,834
2	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2011	$246,062	3
1	U.S. Dollar Index	Intercontinental Exchange	September 2011	$74,635	757
7	Euro Dollar Futures	Chicago Mercantile	September 2011	$1,743,963	(708)
7	Euro Dollar Futures	Chicago Mercantile	December 2011	$1,742,650	(1,351)
7	Euro Dollar Futures	Chicago Mercantile	March 2012	$1,741,513	(4,618)
5	Euro Dollar Futures	Chicago Mercantile	June 2012	$1,242,313	(4,900)
4	Euro Dollar Futures	Chicago Mercantile	September 2012	$991,800	(6,640)
4	Euro Dollar Futures	Chicago Mercantile	December 2012	$989,300	1,610
4	Euro Dollar Futures	Chicago Mercantile	March 2013	$986,800	(8,340)
2	Euro Dollar Futures	Chicago Mercantile	June 2013	$492,075	(1,695)
2	Euro Dollar Futures	Chicago Mercantile	September 2013	$490,775	(4,070)
3	Euro Dollar Futures	Chicago Mercantile	December 2013	$734,137	(2,918)
2	Euro Dollar Futures	Chicago Mercantile	March 2014	$488,150	(3,745)
1	Euro Dollar Futures	Chicago Mercantile	June 2014	$243,425	1,065
13	Euro-Bund	Eurex	September 2011	$2,365,556	1,278
1	Euro-Buxl	Eurex	September 2011	$149,337	4,033
1	Gilt British	London	September 2011	$192,835	3,324

Total					$124,919

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.79%(a)	3-month LIBOR	Deutsche Bank AG	5/04/13	USD	900	$(3,266)
0.65%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/22/13	USD	3,700	2,227
0.65%(a)	3-month LIBOR	UBS AG	6/22/13	USD	3,000	1,734
0.67%(a)	3-month LIBOR	Bank of America, N.A.	6/29/13	USD	1,600	468
0.71%(a)	3-month LIBOR	Citibank, N.A.	7/01/13	USD	5,600	(2,727)
0.71%(a)	3-month LIBOR	Deutsche Bank AG	7/01/13	USD	5,900	(1,994)
1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	1,200	(13,284)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	1,300	(17,113)
1.41%(b)	3-month LIBOR	Deutsche Bank AG	3/29/14	USD	300	4,351
1.01%(b)	3-month LIBOR	Deutsche Bank AG	6/23/14	USD	1,100	(3,004)
2.43%(a)	3-month LIBOR	Deutsche Bank AG	2/24/16	USD	300	(10,058)

102	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.38%(a)	3-month LIBOR	Citibank, N.A.	3/11/16	USD	700	$(20,663)
2.46%(a)	3-month LIBOR	Deutsche Bank AG	4/04/16	USD	500	(15,184)
2.10%(b)	3-month LIBOR	Deutsche Bank AG	5/10/16	USD	700	6,431
2.06%(a)	3-month LIBOR	Citibank, N.A.	5/11/16	USD	1,500	(11,280)
2.31%(b)	3-month LIBOR	Credit Suisse International	8/23/16	USD	1,100	9,804
3.60%(b)	3-month LIBOR	BNP Paribas	3/10/21	USD	500	22,114
3.62%(b)	3-month LIBOR	Citibank, N.A.	3/11/21	USD	1,100	50,193
3.58%(a)	3-month LIBOR	Citibank, N.A.	4/04/21	USD	800	(30,982)
3.38%(b)	3-month LIBOR	Deutsche Bank AG	5/04/21	USD	500	8,589
3.39%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/04/21	USD	200	(3,595)
3.30%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/06/21	USD	300	(3,066)
3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	540	(3,309)
3.18%(b)	3-month LIBOR	Citibank, N.A.	5/19/21	USD	500	(938)
3.27%(b)	3-month LIBOR	UBS AG	5/20/21	USD	700	4,175
3.86%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	5/23/21	USD	1,800	30,525
3.10%(b)	3-month LIBOR	Citibank, N.A.	6/07/21	USD	800	(8,940)
3.15%(a)	3-month LIBOR	Deutsche Bank AG	6/07/21	USD	400	2,881
3.06%(b)	3-month LIBOR	Deutsche Bank AG	6/10/21	USD	100	(1,483)
3.06%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/13/21	USD	300	(4,694)
3.06%(b)	3-month LIBOR	Deutsche Bank AG	6/14/21	USD	900	(13,634)
3.06%(b)	3-month LIBOR	Citibank, N.A.	6/15/21	USD	100	(1,561)
3.12%(a)	3-month LIBOR	Deutsche Bank AG	6/23/21	USD	400	4,459
2.62%(b)	US CPI Urban Consumers Index	Bank of America, N.A.	6/27/21	USD	580	(13,076)
2.63%(b)	US CPI Urban Consumers Index	BNP Paribas	6/27/21	USD	580	(12,292)
3.10%(b)	3-month LIBOR	Citibank, N.A.	6/30/21	USD	200	(2,751)
3.20%(a)	3-month LIBOR	Deutsche Bank AG	7/01/21	USD	800	4,013
3.18%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	7/01/21	USD	200	1,391
3.25%(a)	3-month LIBOR	Credit Suisse International	7/05/21	USD	100	112
4.34%(a)	3-month LIBOR	Citibank, N.A.	4/14/41	USD	300	(17,034)
4.35%(a)	3-month LIBOR	Deutsche Bank AG	4/14/41	USD	100	(5,935)
4.02%(a)	3-month LIBOR	UBS AG	7/01/41	USD	200	1,969
4.06%(a)	3-month LIBOR	Deutsche Bank AG	7/05/41	USD	200	531

Total						$(65,896)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues – buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank, N.A.	3/20/13	USD	400	$2,893
Radian Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD	400	29,519
Ireland Government Bonds	1.00%	Barclays Bank Plc	3/20/16	USD	175	9,487
Ireland Government Bonds	1.00%	Barclays Bank Plc	3/20/16	USD	35	1,848
Spain Government Bonds	1.00%	Citibank, N.A.	3/20/16	USD	145	(645)
Hellenic Republic Government Bonds	1.00%	Credit Suisse International	3/20/16	USD	25	4,307

BLACKROCK FUNDS II	JUNE 30, 2011	103

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Spain Government Bonds	1.00%	JPMorgan Chase Bank, N.A.	3/20/16	USD	363	$(799)
Adecco SA	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	EUR	400	5,001
Bertelsmann AG	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	EUR	400	3,091
Gas Natural SDG SA	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	EUR	100	294
Iberdrola SA	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	EUR	100	532
Saint-Gobain Nederland BV	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	EUR	400	1,768
Republic of Portugal	1.00%	Deutsche Bank AG	6/20/16	USD	50	1,214
Intesa Sanpaolo SpA	3.00%	BNP Paribas	9/20/16	EUR	50	(48)
TNT NV	1.00%	BNP Paribas	9/20/16	EUR	100	2,082
Banco Bilbao Vizcaya Argentaria SA	3.00%	Citibank, N.A.	9/20/16	EUR	50	(1,356)
Peugeot SA	1.00%	Citibank, N.A.	9/20/16	EUR	50	(285)
AKZO Nobel NV	1.00%	Credit Suisse International	9/20/16	EUR	50	(42)
Henkel AG & Co. KGaA	1.00%	Credit Suisse International	9/20/16	EUR	400	(1,192)
Royal Bank of Scotland Plc	1.00%	Credit Suisse International	9/20/16	EUR	50	(528)
Xstrata Plc	1.00%	Credit Suisse International	9/20/16	EUR	140	(1,541)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Deutsche Bank AG	9/20/16	EUR	50	(1,697)
Diageo Plc	1.00%	Deutsche Bank AG	9/20/16	EUR	100	(188)
WPP Group Plc	1.00%	JPMorgan Chase Bank, N.A.	9/20/16	EUR	400	(379)
Peugeot SA	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	EUR	100	375
Hellenic Republic Government Bonds	1.00%	Citibank, N.A.	9/20/16	USD	75	14,719
Hellenic Republic Government Bonds	1.00%	Citibank, N.A.	9/20/16	USD	75	14,151
The PMI Group, Inc.	5.00%	Citibank, N.A.	9/20/16	USD	215	53,897
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	650	2,223

Total						$138,701

•	Credit default swaps on traded indexes - buy protection outstanding as of June 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Sub Financials Series 14 Version 1	1.00%	Barclays Bank Plc	12/20/15	EUR	50	$(423)
iTraxx Sub Financials Series 14 Version 1	1.00%	Credit Suisse International	12/20/15	EUR	100	(2,975)
CDX.EM Series 14 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	600	2,274
iTraxx Sub Financials Series 15 Version 1	1.00%	Barclays Bank Plc	6/20/16	EUR	200	(3,115)
iTraxx Europe Crossover Series 15 Version 1	5.00%	Credit Suisse International	6/20/16	EUR	100	(1,729)

104	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
iTraxx Sub Financials Series 15 Version 1	1.00%	Credit Suisse International	6/20/16	EUR	250	$(4,678)
iTraxx Sub Financials Series 15 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	EUR	100	(883)

Total						$(11,529)

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	330	$734
Anheuser-Busch InBev SA	1.00%	BNP Paribas	6/20/16	A-	EUR	300	(1,174)
Pernod Ricard SA	1.00%	Credit Suisse International	6/20/16	BB+	EUR	300	(880)
E.ON International Finance BV	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	A	EUR	300	322
National Grid Plc	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	BBB+	EUR	300	(900)
Telefonica SA	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	A-	EUR	200	(2,259)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas	9/20/16	BBB+	EUR	50	960
Koninklijke Philips Electronics NV	1.00%	BNP Paribas	9/20/16	A-	EUR	100	118
UniCredit SpA	3.00%	BNP Paribas	9/20/16	A-	EUR	50	726
Glencore International AG	1.00%	Credit Suisse International	9/20/16	BBB	EUR	100	1,562
Lloyds TSB Bank Plc	1.00%	Credit Suisse International	9/20/16	A+	EUR	50	432
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	BBB+	EUR	50	860
Heineken NV	1.00%	Deutsche Bank AG	9/20/16	NR	EUR	100	194
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank, N.A.	9/20/16	BBB+	EUR	50	(2,978)
BASF SE	1.00%	JPMorgan Chase Bank, N.A.	9/20/16	A+	EUR	250	(177)
Bayer AG	1.00%	JPMorgan Chase Bank, N.A.	9/20/16	A-	EUR	250	717
Tesco Plc	1.00%	JPMorgan Chase Bank, N.A.	9/20/16	A-	EUR	300	9

Total							$(1,734)

[1]	Using S&P’s rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of June 30, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Barclays Bank Plc	1/12/38	USD	2,755	$(1,841)

BLACKROCK FUNDS II	JUNE 30, 2011	105

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Barclays Bank Plc	1/12/38	USD	526	(3,727)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Citibank, N.A.	1/12/38	USD	588	(218)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Credit Suisse International	1/12/38	USD	217	(467)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Deutsche Bank AG	1/12/38	USD	2,755	(32,754)
Gross return on Markit IOS 6.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/38	USD	1,362	347
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Bank of America, N.A.	1/12/40	USD	645	(4,204)
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/40	USD	1,049	(8,703)
Gross return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Barclays Bank Plc	1/12/41	USD	2,587	(42,677)

Total							$(94,244)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$10,076,383	–	$10,076,383
Collateralized Debt Obligations	–	435,000	–	435,000
Corporate Bonds	–	37,503,030	–	37,503,030
Exchange-Traded Funds	$546,600	–	–	546,600
Foreign Agency Obligations	–	3,213,617	–	3,213,617
Foreign Government Obligations	–	4,416,399	–	4,416,399
Non-Agency Mortgage-Backed Securities	–	20,640,907	–	20,640,907
Preferred Securities	21,500	724,700	–	746,200
Taxable Municipal Bonds	–	282,921	–	282,921
U.S. Government Sponsored Agency Securities	–	61,550,542	–	61,550,542
U.S. Treasury Obligations	–	17,077,939	–	17,077,939
Short-Term Securities	346,825	14,312,166	–	14,658,991
Liabilities:
Investments in Securities:
Borrowed Bonds	–	(4,662,875)	–	(4,662,875)
Securities Sold Short	–	(9,924,400)	–	(9,924,400)
TBA Sale Commitments	–	(44,667,859)	–	(44,667,859)

Total	$914,925	$110,978,470	–	$111,893,395

106	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock Multi-Sector Bond Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$156,309	–	$156,309
Foreign currency exchange contracts	$15,342	280,837	–	296,179
Interest rate contracts	231,165	2,242,144	–	2,473,309
Liabilities:
Credit contracts	–	(30,871)	–	(30,871)
Foreign currency exchange contracts	(32)	(223,799)	–	(223,831)
Interest rate contracts	(144,318)	(2,871,528)	–	(3,015,846)

Total	$102,157	$(446,908)	–	$(344,751)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS II	JUNE 30, 2011	107

Schedule of Investments June 30, 2011 (Unaudited)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 8/15/35(a)	USD	6,894	$7,385,435
Series 2010-2A, Class A, 4.07%, 1/15/28(a)		2,362	2,394,857
Series 2010-3A, Class A, 3.82%, 12/15/48(a)		5,235	5,174,742
Ally Auto Receivables Trust:
Series 2010-5, Class B, 2.45%, 6/15/16(a)		5,525	5,574,766
Series 2010-5, Class C, 2.90%, 5/15/17(a)		4,305	4,342,884
AmeriCredit Automobile Receivables Trust:
Series 2010-4, Class B, 1.99%, 10/08/15		5,300	5,286,520
Series 2011-1, Class B, 2.19%, 2/08/16		5,560	5,623,146
Series 2011-1, Class C, 2.85%, 8/08/16		2,780	2,778,189
Capital One Multi-Asset Execution Trust:
Series 2006-A5, Class A5, 0.25%, 1/15/16(b)		2,150	2,143,660
Series 2007-C2, Class C2, 0.49%, 11/17/14(b)		5,809	5,786,083
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.29%, 5/16/16(a)(b)		6,640	6,719,921
Series 2009-A12, Class A12, 3.35%, 8/15/16(a)		3,825	3,915,867
Series 2009-A13, Class A13, 5.35%, 8/15/18(a)		3,370	3,684,556
Series 2009-A14A, Class A14, 2.94%, 8/15/14(a)(b)		4,470	4,699,144
Series 2009-A17, Class A17, 4.90%, 11/15/18(a)		4,745	5,134,583
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4,
0.47%, 6/25/35(b)		404	387,146
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A,
2.06%, 4/16/18(a)		6,070	6,094,406
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	2,758	4,026,005
GSAA Trust:
Series 2005-11, Class 2A1, 0.47%, 10/25/35(b)	USD	4,599	3,328,185
Series 2006-5, Class 2A1, 0.26%, 3/25/36(b)		1,345	635,071
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.30%, 7/25/37(b)		2,459	2,401,954
Lehman XS Trust, Series 2005-5N, Class 3A2,
0.55%, 11/25/35(b)		6,318	2,428,024
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1,
0.28%, 5/25/37(b)		1,976	1,939,420
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class C, 2.01%, 8/15/16(a)		3,262	3,262,239
Series 2011-WO, Class B, 2.32%, 4/15/15(a)		10,272	10,325,353
Series 2011-WO, Class C, 3.19%, 10/15/15(a)		3,415	3,451,232
Santander Drive Auto Receivables Trust:
Series 2010-3, Class B, 2.05%, 5/15/15		5,640	5,638,737
Series 2010-B, Class B, 2.10%, 9/15/14(a)		4,220	4,256,547
Series 2010-B, Class C, 3.02%, 10/17/16(a)		4,355	4,452,644
Series 2011-1, Class C, 3.11%, 5/16/16		2,875	2,892,575
Series 2011-S1A, Class B, 1.48%, 5/15/17(a)		2,936	2,938,035
Series 2011-S1A, Class D, 3.10%, 3/15/13(a)		5,453	5,459,351
Scholar Funding Trust, Series 2011-A, Class A,
1.17%, 10/28/43(a)(b)		6,761	6,731,432
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.65%, 3/15/22(b)		3,824	3,723,021
Series 2004-A, Class A3, 0.65%, 6/15/33(b)		1,005	877,674
Series 2004-B, Class A2, 0.45%, 6/15/21(b)		1,434	1,398,660
Series 2005-B, Class A2, 0.43%, 3/15/23(b)		4,206	4,063,978
Series 2008-5, Class A3, 1.57%, 1/25/18(b)		10,260	10,540,098
Series 2008-5, Class A4, 1.97%, 7/25/23(b)		20,750	21,683,337
Series 2010-C, Class A1, 1.84%, 12/15/17(a)(b)		4,287	4,316,109
Structured Asset Receivables Trust Certificates, Series 2003-2A,
1.99%, 1/21/12(a)(b)		4	4,414
Structured Receivables Finance LLC, Series 2010-B, Class A,
3.73%, 8/15/36(a)		3,211	3,187,339
United States Small Business Administration, Series 2003-10A, Class 1,
4.63%, 3/10/13		2,866	2,992,053

Total Asset-Backed Securities – 9.0%			194,079,392

Corporate Bonds
Auto Components – 0.1%
BorgWarner, Inc.,
4.63%, 9/15/20		1,605	1,635,734

Building Products – 0.0%
Lafarge SA,
7.13%, 7/15/36		960	944,139

Capital Markets – 2.9%
Credit Suisse AG,
5.40%, 1/14/20		1,470	1,488,196
Credit Suisse AG/Guernsey,
2.60%, 5/27/16(a)		3,320	3,312,098
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		6,645	7,129,680
3.70%, 8/01/15		4,530	4,612,754
3.63%, 2/07/16		18,949	19,154,748
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17(c)(d)		9,575	4,787
Morgan Stanley:
2.76%, 5/14/13(b)		4,190	4,301,957
4.20%, 11/20/14		2,905	3,016,874
4.00%, 7/24/15		2,290	2,330,512
6.25%, 8/28/17		115	124,365
5.63%, 9/23/19		4,675	4,797,247
UBS AG,
2.25%, 8/12/13		11,200	11,392,763

			61,665,981

Chemicals – 0.4%
The Dow Chemical Co.,
4.25%, 11/15/20		7,790	7,602,682

Commercial Banks – 5.0%
Canadian Imperial Bank of Commerce,
2.75%, 1/27/16(a)		8,795	8,998,604

108	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Commercial Banks (concluded)
DnB NOR Boligkreditt:
2.10%, 10/14/15(a)	USD	24,655	$24,366,364
2.90%, 3/29/16(a)		15,265	15,537,572
HSBC Bank Brasil SA - Banco Multiplo,
4.00%, 5/11/16(a)		8,070	8,150,700
HSBC Bank Plc,
3.10%, 5/24/16(a)		4,000	3,973,556
HSBC Holdings Plc,
5.10%, 4/05/21		3,410	3,494,513
Royal Bank of Canada,
3.13%, 4/14/15(a)		23,450	24,377,635
Sparebank 1 Boligkreditt AS:
1.25%, 10/25/13(a)		9,605	9,595,174
2.63%, 5/27/16(a)		9,675	9,687,249

			108,181,367

Consumer Finance – 0.7%
Discover Bank:
8.70%, 11/18/19		4,228	5,100,490
7.00%, 4/15/20		455	505,364
SLM Corp.:
0.57%, 1/27/14(b)		6,750	6,401,052
6.25%, 1/25/16		3,869	4,014,087

			16,020,993

Diversified Financial Services – 5.4%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20		1,865	1,836,301
Bank of America Corp.:
3.63%, 3/17/16		1,765	1,770,083
5.63%, 7/01/20		6,715	6,933,318
5.00%, 5/13/21		2,435	2,405,410
BP Capital Markets Plc:
3.13%, 3/10/12		10,220	10,397,245
3.13%, 10/01/15		1,910	1,960,987
Citigroup, Inc.:
5.00%, 9/15/14		805	843,606
4.75%, 5/19/15		6,790	7,180,846
4.59%, 12/15/15		16,100	16,930,905
3.95%, 6/15/16		8,700	8,906,260
6.00%, 8/15/17		575	629,674
5.38%, 8/09/20		1,150	1,200,097
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		9,780	10,671,144
General Electric Capital Corp.:
5.50%, 1/08/20		7,525	8,058,507
5.30%, 2/11/21		2,175	2,263,179
JPMorgan Chase & Co.:
0.91%, 2/26/13(b)		3,480	3,504,621
3.15%, 7/05/16		8,630	8,682,798
JPMorgan Chase Bank, N.A.,
6.00%, 7/05/17		11,975	13,240,710
Northern Rock Asset Management Plc,
5.63%, 6/22/17(a)		1,755	1,846,665
Novus USA Trust, Series 2010-1,
1.51%, 11/18/11(a)(b)		5,310	5,277,110
Osprey Trust/Osprey I, Inc.,
7.80%, 1/15/49(a)(b)(c)(d)		2,375	5,937
Woodside Finance Ltd.,
4.60%, 5/10/21(a)		1,175	1,153,233

			115,698,636

Diversified Telecommunication Services – 1.3%
Qwest Communications International, Inc.:
8.00%, 10/01/15		1,358	1,476,825
7.13%, 4/01/18		277	297,429
Qwest Corp.:
7.63%, 6/15/15		1,105	1,248,650
8.38%, 5/01/16		1,169	1,379,420
6.50%, 6/01/17		595	645,575
Telecom Italia Capital SA:
5.25%, 11/15/13		285	299,185
5.25%, 10/01/15		3,700	3,846,609
Telefonica Emisiones SAU:
4.95%, 1/15/15		4,525	4,815,233
6.42%, 6/20/16		2,475	2,763,439
Verizon Communications, Inc.:
8.75%, 11/01/18		5,527	7,191,207
6.40%, 2/15/38		4,316	4,677,603

			28,641,175

Electric Utilities – 1.3%
Alabama Power Co.,
3.95%, 6/01/21		2,630	2,623,948
The Cleveland Electric Illuminating Co.,
8.88%, 11/15/18		699	895,880
Duke Energy Carolinas LLC:
3.90%, 6/15/21		2,115	2,113,585
6.00%, 1/15/38		4,000	4,396,920
Florida Power & Light Co.:
4.95%, 6/01/35		2,275	2,206,962
5.95%, 2/01/38		1,410	1,557,184
Florida Power Corp.,
5.90%, 3/01/33		605	641,728
Georgia Power Co.,
3.00%, 4/15/16		2,315	2,370,217
Jersey Central Power & Light Co.,
7.35%, 2/01/19		1,410	1,711,906
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		3,000	3,155,403
PacifiCorp,
6.25%, 10/15/37		3,000	3,392,598
Southern California Edison Co.,
5.95%, 2/01/38		1,000	1,104,388
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15(a)		1,465	1,527,771

			27,698,490

Electronic Equipment, Instruments & Components – 0.4%
Jabil Circuit, Inc.,
8.25%, 3/15/18		7,350	8,397,375

Energy Equipment & Services – 0.1%
Ensco Plc:
3.25%, 3/15/16		980	995,048
4.70%, 3/15/21		2,044	2,064,814

			3,059,862

Food & Staples Retailing – 0.1%
Wal-Mart Stores, Inc.,
5.63%, 4/15/41		3,000	3,095,091

Food Products – 0.9%
Kraft Foods, Inc.:
6.50%, 8/11/17		5,650	6,641,976
5.38%, 2/10/20		3,050	3,334,254
Tyson Foods, Inc.,
10.50%, 3/01/14		7,350	8,728,125

			18,704,355

Gas Utilities – 0.1%
KeySpan Gas East Corp.,
5.82%, 4/01/41(a)		1,460	1,501,820

Health Care Equipment & Supplies – 0.3%
Boston Scientific Corp.:
4.50%, 1/15/15		1,015	1,070,189
6.40%, 6/15/16		875	985,533
5.13%, 1/12/17		3,551	3,752,928

			5,808,650

Health Care Providers & Services – 0.1%
WellPoint, Inc.,
5.25%, 1/15/16		1,955	2,180,290

BLACKROCK FUNDS II	JUNE 30, 2011	109

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Hotels, Restaurants & Leisure – 0.1%
Yum! Brands, Inc.:
6.25%, 4/15/16	USD	1,524	$1,748,069
5.30%, 9/15/19		1,008	1,083,471

			2,831,540

Independent Power Producers & Energy Traders – 0.2%
Ipalco Enterprises, Inc.,
5.00%, 5/01/18(a)		4,305	4,205,356

Insurance – 1.8%
American International Group, Inc.,
5.45%, 5/18/17		2,135	2,229,824
Berkshire Hathaway Finance Corp.,
4.75%, 5/15/12		3,290	3,412,934
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21(a)		3,450	3,342,046
Hartford Life Global Funding Trusts,
0.43%, 6/16/14(b)		7,700	7,509,533
Manulife Financial Corp.,
3.40%, 9/17/15		4,820	4,968,967
Metropolitan Life Global Funding I,
2.50%, 1/11/13(a)		7,535	7,671,414
Prudential Financial, Inc.:
4.75%, 9/17/15		6,170	6,638,149
5.38%, 6/21/20		1,000	1,053,502
4.50%, 11/15/20		2,640	2,622,349

			39,448,718

Life Sciences Tools & Services – 0.2%
Life Technologies Corp.,
5.00%, 1/15/21		3,262	3,309,351

Media – 3.6%
CBS Corp.:
4.63%, 5/15/18		920	948,135
8.88%, 5/15/19		2,030	2,587,765
5.75%, 4/15/20		1,470	1,593,240
Comcast Corp.:
5.88%, 2/15/18		2,914	3,268,275
6.95%, 8/15/37		2,460	2,777,030
COX Communications, Inc.,
8.38%, 3/01/39(a)		5,200	6,799,473
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.13%, 2/15/16		2,885	2,926,844
Discovery Communications LLC,
3.70%, 6/01/15		2,740	2,883,006
The Interpublic Group of Cos., Inc.,
10.00%, 7/15/17		7,350	8,691,375
NBCUniversal Media LLC:
5.15%, 4/30/20(a)		5,716	6,035,536
4.38%, 4/01/21(a)		6,195	6,130,268
News America, Inc.:
4.50%, 2/15/21(a)		4,925	4,860,532
7.75%, 1/20/24		1,285	1,572,113
8.50%, 2/23/25		1,920	2,428,948
8.45%, 8/01/34		840	1,033,268
6.15%, 2/15/41(a)		2,870	2,843,125
TCI Communications, Inc.,
7.88%, 2/15/26		2,540	3,257,144
Time Warner Cable, Inc.,
5.88%, 11/15/40		2,825	2,788,176
Time Warner, Inc.:
4.70%, 1/15/21		1,320	1,337,392
6.10%, 7/15/40		870	884,404
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		11,208	12,286,770

			77,932,819

Metals & Mining – 0.7%
Barrick Gold Corp.,
2.90%, 5/30/16(a)		12,920	12,909,832
Barrick North America Finance LLC,
4.40%, 5/30/21(a)		90	89,583
Cliffs Natural Resources, Inc.,
4.88%, 4/01/21		2,965	2,973,186

			15,972,601

Multiline Retail – 0.3%
Macy’s Retail Holdings, Inc.,
5.90%, 12/01/16		5,560	6,241,450

Oil, Gas & Consumable Fuels – 2.9%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		7,506	8,448,656
6.38%, 9/15/17		4,309	4,939,553
CenterPoint Energy Resources Corp.,
6.15%, 5/01/16		2,100	2,418,377
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 4/01/20		1,380	1,544,840
Enterprise Products Operating LLC:
5.20%, 9/01/20		4,195	4,423,367
6.13%, 10/15/39		2,300	2,338,969
Kinder Morgan Energy Partners LP:
6.55%, 9/15/40		645	675,299
6.38%, 3/01/41		920	941,756
Marathon Petroleum Corp.,
6.50%, 3/01/41(a)		4,369	4,515,501
Nexen, Inc.,
7.50%, 7/30/39		7,210	8,064,789
Pride International, Inc.,
6.88%, 8/15/20		1,365	1,587,462
Rockies Express Pipeline LLC:
3.90%, 4/15/15(a)		4,820	4,890,594
6.85%, 7/15/18(a)		6,745	7,562,730
Valero Energy Corp.:
6.13%, 2/01/20		1,470	1,615,436
6.63%, 6/15/37		980	1,021,803
Western Gas Partners LP,
5.38%, 6/01/21		4,150	4,273,463
Williams Partners LP,
4.13%, 11/15/20		1,950	1,871,791

			61,134,386

Paper & Forest Products – 0.7%
Georgia-Pacific LLC,
8.25%, 5/01/16(a)		7,350	8,331,659
International Paper Co.:
5.30%, 4/01/15		245	267,938
7.95%, 6/15/18		4,000	4,762,776
Inversiones CMPC SA,
4.75%, 1/19/18(a)		1,340	1,338,708

			14,701,081

Real Estate Investment Trusts (REITs) – 0.1%
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21		1,595	1,556,967

Real Estate Management & Development – 0.1%
WEA Finance LLC,
4.63%, 5/10/21(a)		1,760	1,708,004

Road & Rail – 0.2%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		3,090	3,183,052

Tobacco – 0.4%
Philip Morris International, Inc.:
6.88%, 3/17/14		4,150	4,765,034
4.50%, 3/26/20		4,300	4,470,263

			9,235,297

110	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Wireless Telecommunication Services – 0.6%
Vodafone Group Plc,
4.15%, 6/10/14	USD	11,790	$12,649,951

Total Corporate Bonds – 31.0%			664,947,213

Foreign Agency Obligations
CDP Financial, Inc.,
3.00%, 11/25/14(a)		13,420	13,960,034
Corporacion Nacional del Cobre de Chile,
3.75%, 11/04/20(a)		1,585	1,505,866
Eksportfinans ASA:
2.00%, 9/15/15		14,980	14,939,719
5.50%, 5/25/16		7,150	8,170,584
Hydro Quebec:
9.40%, 2/01/21		2,275	3,259,929
8.40%, 1/15/22		4,270	5,889,743
8.05%, 7/07/24		11,040	15,213,970
Korea Electric Power Corp.,
5.13%, 4/23/34(a)		75	79,232
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13		3,720	3,773,029
Petrobras International Finance Co.:
3.88%, 1/27/16		7,945	8,090,536
5.88%, 3/01/18		545	586,404
5.75%, 1/20/20		12,330	13,153,089

Total Foreign Agency Obligations – 4.1%			88,622,135

Foreign Government Obligations
Mexico – 0.2%
United Mexican States:
5.63%, 1/15/17		2,945	3,346,993
5.13%, 1/15/20		1,240	1,339,200
7.50%, 4/08/33		440	556,600

			5,242,793

Poland – 0.2%
Republic of Poland,
5.13%, 4/21/21		4,015	4,150,506

Total Foreign Government Obligations – 0.4%			9,393,299

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 4.7%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.41%, 2/17/15(a)(b)		8,320	8,306,588
Countrywide Alternative Loan Trust:
Series 2005-20CB, Class 3A3, 5.50%, 7/25/35		1,464	1,436,741
Series 2005-21CB, Class A17, 6.00%, 6/25/35		14,632	13,408,097
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.39%, 4/25/46(b)		3,235	1,731,075
Series 2006-OA5, Class 3A1, 0.39%, 4/25/46(b)		5,242	3,290,309
Series 2007-J3, Class A10, 6.00%, 7/25/37		13,573	11,433,206
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		2,702	2,224,074
Series 2011-2R, Class 2A1, 3.69%, 7/27/36(a)(b)		9,340	9,254,957
Series 2011-4R, Class 1A1, 6.25%, 9/27/37(a)(b)		4,453	3,965,588
Series 2011-4R, Class 2A1, 5.01%, 8/27/37(a)(b)		5,339	4,858,887
Series 2011-4R, Class 5A1, 5.61%, 5/27/36(a)(b)		7,251	6,689,073
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
5.52%, 8/25/35(b)		2,207	1,956,246
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1,
2.92%, 1/25/35(b)		5,657	5,287,913
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1,
0.36%, 7/15/21(b)		2,467	2,462,656
Homebanc Mortgage Trust, Series 2005-4, Class A1,
0.46%, 10/25/35(b)		6,450	4,636,638
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		1,193	1,159,728
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		945	923,155
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1,
0.41%, 2/25/46(b)		3,903	1,449,671
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1,
2.67%, 11/25/34(b)		4,329	3,858,500
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR18, Class 2A1,
5.42%, 11/25/36(b)		15,817	12,750,076

			101,083,178

Commercial Mortgage-Backed Securities – 12.0%
Banc of America Commercial Mortgage, Inc.:
Series 2002-2, Class A3, 5.12%, 7/11/43		20,210	20,527,839
Series 2006-5, Class AM, 5.45%, 9/10/47		725	724,623
Series 2007-1, Class A4, 5.45%, 1/15/49		5,650	6,110,365
Series 2007-3, Class A4, 5.80%, 5/10/17(b)		255	274,385
Series 2007-4, Class A3, 6.00%, 8/10/14(b)		4,920	5,249,513
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class AM, 5.45%, 12/11/40(b)		810	812,785
Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		4,715	5,060,361
Series 2007-PW17, Class A4, 5.69%, 6/11/50(b)		5,120	5,560,703
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AJ,
5.69%, 10/15/48		2,230	1,855,535
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ,
4.77%, 7/15/37		4,120	3,776,709

BLACKROCK FUNDS II	JUNE 30, 2011	111

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 6.01%, 6/15/16(b)	USD	1,980	$2,000,883
Series 2006-C4, Class A3, 5.47%, 9/15/39		2,695	2,906,442
Series 2007-C4, Class A3, 5.99%, 7/15/14(b)		5,045	5,310,167
Series 2010-RR2, Class 2A, 5.99%, 6/15/17(a)(b)		5,990	6,482,297
DBUBS Mortgage Trust, Series 2011-LC2A, Class A4,
4.54%, 5/10/21(a)(b)		4,520	4,556,725
Extended Stay America Trust:
Series 2010-ESHA, Class A, 2.95%, 11/05/27(a)		11,813	11,746,560
Series 2010-ESHA, Class D, 5.50%, 11/05/27(a)		3,210	3,204,609
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35		12,519	12,782,261
Series 2002-2A, Class A3, 5.35%, 8/11/36		16,200	16,698,072
Series 2007-C1, Class A2, 5.42%, 12/10/49		18,000	18,226,744
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C2, Class A2, 5.65%, 5/10/40(b)		18,085	19,435,147
Series 2003-C3, Class A3, 4.65%, 4/10/40		227	232,566
Series 2006-C1, Class AM, 5.29%, 11/10/45(b)		1,270	1,259,359
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2,
5.38%, 7/10/12		18,730	19,053,933
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4,
5.56%, 11/10/39		2,760	2,990,861
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		4,560	4,567,337
Series 2001-CIB3, Class A3, 6.47%, 12/15/11		7,795	7,848,678
Series 2004-CB8, Class A1A, 4.16%, 4/12/14(a)		6,588	6,824,422
Series 2006-CB17, Class AM, 5.46%, 12/12/43		970	965,013
Series 2007-CB19, Class A4, 5.93%, 4/12/17(b)		5,830	6,327,420
Series 2007-LD11, Class A2, 5.99%, 6/15/49(b)		20,000	20,553,738
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 6.09%, 6/15/38(b)		910	952,519
Series 2006-C7, Class AM, 5.38%, 11/15/38		910	887,783
Series 2007-C6, Class A4, 5.86%, 7/15/40(b)		3,265	3,542,348
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,
5.24%, 11/12/35(b)		7,100	7,567,966
Morgan Stanley Reremic Trust, Series 2011-IO, Class A,
2.50%, 2/23/51		2,225	2,218,395
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
5.13%, 8/15/35(b)		18,000	19,016,561

			258,111,624

Interest Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 11.00%, 2/17/17		43	5,157
Series 1987-2, 11.00%, 3/06/17		42	6,899

			12,056

Interest Only Commercial Mortgage-Backed Securities – 0.0%
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C1, Class AX, 1.36%, 6/20/29(a)(b)		4,432	136,631
Series 1997-C2, Class AX, 0.26%, 1/17/35(b)		2,153	9,226
Structured Asset Securities Corp., Series 1996-CFL, Class X1,
2.09%, 2/25/28(b)		1,727	345

			146,202

Principal Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 0.51%, 2/17/17(e)		45	43,291
Series 1987-2, 0.76%, 3/06/17(e)		42	40,277

			83,568

Total Non-Agency Mortgage-Backed Securities – 16.7%			359,436,628

Preferred Securities
Capital Trusts
Capital Markets – 0.1%
Credit Suisse AG/Guernsey,
5.86%(b)(f)		2,254	2,153,697
Lehman Brothers Holdings Capital Trust VII,
5.86%(b)(c)(d)(f)		1,270	127
State Street Capital Trust IV,
1.25%, 6/15/37(b)		400	323,844

			2,477,668

Commercial Banks – 0.2%
Barclays Bank Plc,
5.93%(a)(b)(f)		890	827,700
Fifth Third Capital Trust IV,
6.50%, 4/15/67(b)		1,720	1,689,900
SunTrust Capital VIII,
6.10%, 12/15/66(b)		330	323,400
UBS Preferred Funding Trust V,
6.24%(b)(f)		340	333,200
Wachovia Capital Trust III,
5.57%(b)(f)		335	306,525

			3,480,725

Insurance – 0.4%
American International Group, Inc.,
8.18%, 5/15/68(b)		665	726,579
Lincoln National Corp.,
6.05%, 4/20/67(b)		3,075	2,959,687
Swiss Re Capital I LP,
6.85%(a)(b)(f)		3,150	3,028,678
XL Group Plc,

112	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Preferred Securities
Insurance (concluded)
6.50%(b)(f)	USD	2,235	$2,050,612

			8,765,556

Total Capital Trusts – 0.7%			14,723,949

Total Preferred Securities – 0.7%			14,723,949

Taxable Municipal Bonds
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43		2,290	2,423,026
5.50%, 6/15/43		2,745	2,952,302
State of California GO,
5.45%, 4/01/15		7,795	8,505,280

Total Taxable Municipal Bonds – 0.7%			13,880,608

U.S. Government Sponsored Agency Securities
Agency Obligations – 2.1%
Fannie Mae:
4.63%, 5/01/13(g)		11,815	12,612,205
4.36%, 10/09/19(e)		6,830	4,781,205
Freddie Mac,
3.53%, 9/30/19		4,790	4,808,561
Resolution Funding Corp. Interest Strip:
2.94%, 7/15/18(e)		2,850	2,319,937
3.03%, 10/15/18(e)		2,850	2,288,732
Small Business Administration Participation Certificates:
Series 1992-20H, 7.40%, 8/01/12		5	4,758
Series 1996-20J, 7.20%, 10/01/16		224	239,297
Series 1997-20B, Class 1, 7.10%, 2/01/17		252	275,645
Tennessee Valley Authority,
5.25%, 9/15/39		16,910	17,904,477

			45,234,817

Collateralized Mortgage Obligations – 1.8%
Fannie Mae:
Series 2004-88, Class HA, 6.50%, 7/25/34		2,209	2,369,906
Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		11,515	12,665,144
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		2,752	3,070,714
Series 2594, Class TV, 5.50%, 3/15/14		2,599	2,747,886
Series 2864, Class NA, 5.50%, 1/15/31		4,534	4,727,070
Series 2996, Class MK, 5.50%, 6/15/35		75	81,824
Series 3215, Class EP, 5.38%, 9/15/11		1,121	1,125,696
Series K013, Class A2, 3.97%, 1/25/21(b)		10,860	10,989,370

			37,777,610

Federal Deposit Insurance Corporation Guaranteed – 0.2%
General Electric Capital Corp.,
2.13%, 12/21/12		5,125	5,247,154

Interest Only Collateralized Mortgage Obligations – 1.0%
Ginnie Mae:
Series 2009-106, Class SU, 6.01%, 5/20/37(b)		11,396	1,546,366
Series 2010-121, Class IB, 5.00%, 8/20/40		8,018	1,820,392
Series 2010-43, Class JI, 5.00%, 9/20/37		12,954	2,271,152
Series 2011-41, Class BI, 5.00%, 5/20/40		30,401	5,809,830
Series 2009-108, Class WI, 5.00%, 9/20/38		5,376	1,124,050
Series 2010-158, Class AI, 4.50%, 10/16/39		14,487	2,799,869
Series 2010-165, Class IP, 4.00%, 4/20/38		20,528	3,503,825
Series 2011-41, Class AI, 4.50%, 12/20/39		17,363	3,484,206

			22,359,690

Mortgage-Backed Securities – 65.5%
Fannie Mae Mortgage-Backed Securities:
6.00%, 9/01/11-7/01/41(h)		68,913	76,016,172
7.00%, 10/01/11-6/01/32		355	385,024
5.50%, 1/01/14-7/01/41(g)(h)		84,267	91,605,433
4.00%, 2/01/26-7/01/41(h)		232,171	235,469,919
3.50%, 7/01/26-7/01/41(h)		53,600	52,374,938
4.50%, 7/01/26-7/01/41(g)(h)		261,126	271,709,639
5.00%, 3/01/40-7/01/41(h)		186,704	199,108,036
3.32%, 12/01/40(b)		5,273	5,468,599
3.06%, 3/01/41(b)		2,411	2,493,880
3.15%, 3/01/41(b)		3,581	3,699,854
6.50%, 7/01/41(h)		25,600	28,984,000
Freddie Mac Mortgage-Backed Securities:
6.00%, 10/01/11-12/01/32		3,188	3,484,199
5.50%, 4/01/13-7/01/41(h)		67,040	72,424,496
6.50%, 7/01/17		60	65,495
8.00%, 11/01/22-10/01/25		7	8,620
4.00%, 5/01/26-7/01/26(h)		38,238	39,971,553
5.00%, 7/01/26-7/01/41(h)		97,002	103,141,611
3.06%, 2/01/41(b)		4,037	4,177,622
4.50%, 2/01/41-7/01/41(h)		73,034	75,605,606
Ginnie Mae Mortgage-Backed Securities:
7.00%, 3/15/13		12	12,944
9.00%, 7/15/18		1	907
7.50%, 11/15/29		1	608
5.50%, 3/15/32-7/01/41(h)		34,417	37,869,437
6.00%, 12/15/36		531	595,186
4.50%, 7/01/41(h)		55,400	58,464,313
5.00%, 7/01/41(h)		39,400	42,675,125

			1,405,813,216

Total U.S. Government Sponsored Agency Securities – 70.6%			1,516,432,487

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.75%, 2/15/41		15,390	16,359,093
4.38%, 5/15/41(g)(i)		64,180	64,079,879
U.S. Treasury Inflation Indexed Bonds,
2.13%, 2/15/41		9,250	10,319,216

BLACKROCK FUNDS II	JUNE 30, 2011	113

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Treasury Obligations
U.S. Treasury Notes:
0.75%, 6/15/14(g)	USD	345,874	$345,390,248
1.50%, 6/30/16(g)		23,515	23,228,352
2.38%, 5/31/18(g)		99,650	99,120,858

Total U.S. Treasury Obligations – 26.0%			558,497,646

Total Long-Term Investments (Cost – $3,411,913,303) – 159.2%			3,420,013,357

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		321	606,891

Exchange-Traded Put Options Purchased – 0.1%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.25, Expires 9/16/11		1,869	35,044
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98.50, Expires 9/16/11		1,298	56,787
U.S. Treasury Notes (10 Year), Strike Price USD 121.50, Expires 8/26/11		321	341,062
U.S. Treasury Notes (5 Year), Strike Price USD 116, Expires 8/26/11		395	77,148
U.S. Treasury Notes (5 Year), Strike Price USD 117, Expires 8/26/11		585	187,383
U.S. Treasury Notes (5 Year), Strike Price USD 119, Expires 8/26/11		122	103,891

			801,315

Over-the-Counter Call Options Purchased – 0.0%
USD Currency, Strike Price JPY 86, Expires 8/24/11, Broker BNP Paribas		12,520	106,420
USD Currency, Strike Price SEK 7, Expires 9/26/11, Broker Deutsche Bank AG		1,875	101,625

			208,045

Over-the-Counter Put Options Purchased – 0.1%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker UBS AG		1,265	1,101
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker UBS AG		2,330	186,553
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker Deutsche Bank AG		9,321	2,524,961

			2,712,615

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased – 0.8%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	55,500	775,550
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker JPMorgan Chase Bank, N.A.		30,300	34,786
Receive a fixed rate of 3.115% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		18,200	186,764
Receive a fixed rate of 3.150% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		7,900	125,476
Receive a fixed rate of 3.515% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.		27,900	775,707
Receive a fixed rate of 3.550% and pay a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker The Bank of New York Mellon Corp.		10,100	293,714
Receive a fixed rate of 3.660% and pay a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.		11,200	376,186
Receive a fixed rate of 3.783% and pay a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Bank of America, N.A.		27,000	1,065,025
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Citibank, N.A.		6,000	238,886
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Bank of America, N.A.		10,000	403,186
Receive a fixed rate of 3.800% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker The Bank of New York Mellon Corp.		18,200	733,799
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		34,000	1,431,041
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/02/12, Broker Credit Suisse International		21,600	935,792
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker The Bank of New York Mellon Corp.		18,100	780,450
Receive a fixed rate of 3.890% and pay a floating rate based on 3-month LIBOR, Expires 4/30/12, Broker Citibank, N.A.		14,400	650,649
Receive a fixed rate of 3.990% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA		32,400	1,396,804
Receive a fixed rate of 3.993% and pay a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		20,000	864,259
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Bank of America, N.A.		18,700	1,045,689
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Morgan Stanley Capital Services, Inc.		20,000	1,118,384
Receive a fixed rate of 4.073% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		15,300	857,877
Receive a fixed rate of 4.140% and pay a floating rate based on 3-month LIBOR, Expires 4/10/12, Broker The Bank of New York Mellon Corp.		10,900	654,314

114	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Notional Amount (000)		value
Options Purchased
Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 4.360% and pay a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Citibank, N.A.	USD	500	$31,759
Receive a fixed rate of 4.460% and pay a floating rate based on 3-month LIBOR, Expires 5/27/14, Broker Morgan Stanley Capital Services, Inc.		10,000	573,947
Receive a fixed rate of 4.485% and pay a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		2,800	163,817
Receive a fixed rate of 4.763% and pay a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		10,600	661,742
Receive a fixed rate of 4.875% and pay a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc		9,700	646,009

			16,821,612

Over-the-Counter Put Swaptions Purchased – 0.7%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		55,500	74,115
Pay a fixed rate of 2.300% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas		54,400	498,612
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		25,600	10,621
Pay a fixed rate of 2.550% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker Credit Suisse International		70,000	107,556
Pay a fixed rate of 3.115% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		18,200	695,641
Pay a fixed rate of 3.515% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Bank of America, N.A.		27,900	775,707
Pay a fixed rate of 3.550% and receive a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker The Bank of New York Mellon Corp.		10,100	465,724
Pay a fixed rate of 3.660% and receive a floating rate based on 3-month LIBOR, Expires 6/29/12, Broker The Bank of New York Mellon Corp.		11,200	463,163
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Credit Suisse International		32,000	315,032
Pay a fixed rate of 3.783% and receive a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Bank of America, N.A.		27,000	839,800
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 5/10/12, Broker Citibank, N.A.		6,000	184,993
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Bank of America, N.A.		10,000	298,550
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker The Bank of New York Mellon Corp.		18,200	543,360
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.		34,000	970,549
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/02/12, Broker Credit Suisse International		21,600	595,778
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker The Bank of New York Mellon Corp.		18,100	504,377
Pay a fixed rate of 3.890% and receive a floating rate based on 3-month LIBOR, Expires 4/30/12, Broker Citibank, N.A.		14,400	377,892
Pay a fixed rate of 3.990% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Goldman Sachs Bank USA		32,400	1,869,071
Pay a fixed rate of 3.993% and receive a floating rate based on 3-month LIBOR, Expires 6/03/13, Broker Royal Bank of Scotland Plc		20,000	1,151,691
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Bank of America, N.A.		18,700	337,313
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Morgan Stanley Capital Services, Inc.		20,000	360,763
Pay a fixed rate of 4.073% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		15,300	275,015
Pay a fixed rate of 4.140% and receive a floating rate based on 3-month LIBOR, Expires 4/10/12, Broker The Bank of New York Mellon Corp.		10,900	188,548
Pay a fixed rate of 4.360% and receive a floating rate based on 3-month LIBOR, Expires 1/14/13, Broker Citibank, N.A.		500	16,927
Pay a fixed rate of 4.460% and receive a floating rate based on 3-month LIBOR, Expires 5/27/14, Broker Morgan Stanley Capital Services, Inc.		10,000	621,414
Pay a fixed rate of 4.485% and receive a floating rate based on 3-month LIBOR, Expires 5/20/14, Broker Morgan Stanley Capital Services, Inc.		2,800	170,553
Pay a fixed rate of 4.763% and receive a floating rate based on 3-month LIBOR, Expires 5/17/16, Broker Goldman Sachs Bank USA		10,600	781,192

BLACKROCK FUNDS II	JUNE 30, 2011	115

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Purchased
Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 4.875% and receive a floating rate based on 3-month LIBOR, Expires 5/16/16, Broker Royal Bank of Scotland Plc	USD	9,700	$677,236

			14,171,193

Total Options Purchased (Cost – $39,527,793) – 1.7%			35,321,671

Total Investments Before TBA Sale Commitments and Options Written (Cost – $3,451,441,096*) – 160.9%			3,455,335,028

	Par (000)
TBA Sale Commitments(h)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/26-7/01/41		71,900	(73,936,250)
3.50%, 7/01/41		17,400	(16,638,750)
4.50%, 7/01/41		152,000	(157,382,656)
5.00%, 7/01/41		128,500	(137,003,625)
5.50%, 7/01/41		83,466	(90,248,151)
6.00%, 7/01/41		4,700	(5,192,031)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/26		38,200	(39,784,932)
5.00%, 7/01/26-7/01/41		66,000	(70,175,313)
4.50%, 7/01/41		12,500	(12,995,062)
5.50%, 7/01/41		1,000	(1,085,938)

Total TBA Sale Commitments (Proceeds – $606,126,937) – (28.1)%			(604,442,708)

	Contracts
Options Written
Exchange-Traded Call Options Written – 0.0%
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		192	(318,000)

Exchange-Traded Put Options Written – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 97.75, Expires 9/16/11		1,869	(11,681)
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 98, Expires 9/16/11		1,298	(8,112)
U.S. Treasury Bonds (30 Year), Strike Price USD 124, Expires 8/26/11		192	(504,000)

			(523,793)

Over-the-Counter Put Options Written – (0.1)%
EUR Currency, Strike Price GBP 0.87, Expires 7/07/11, Broker Citibank, N.A.		1,265	(1,101)
EUR Currency, Strike Price USD 1.40, Expires 8/05/11, Broker Deutsche Bank AG		9,321	(1,190,841)
EUR Currency, Strike Price USD 1.44, Expires 8/05/11, Broker UBS AG		2,330	(431,574)

			(1,623,516)

	Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions Written – (1.5)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	USD	54,700	(1,065,785)
Pay a fixed rate of 2.650% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		7,900	(48,660)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		54,100	(334,457)
Pay a fixed rate of 2.900% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		7,900	(80,301)
Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		13,900	(125,615)
Pay a fixed rate of 3.565% and receive a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		44,800	(1,324,247)
Pay a fixed rate of 3.715% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		10,700	(388,554)
Pay a fixed rate of 3.750% and receive a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA		14,200	(539,152)
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		7,500	(298,884)
Pay a fixed rate of 3.855% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		9,100	(365,468)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		34,000	(1,015,758)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		28,600	(1,320,234)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		43,100	(2,024,634)
Pay a fixed rate of 3.925% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		35,900	(1,686,412)
Pay a fixed rate of 3.945% and receive a floating rate based on 3-month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		10,800	(520,755)
Pay a fixed rate of 3.955% and receive a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		15,300	(747,472)
Pay a fixed rate of 3.963% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		11,900	(374,011)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		10,500	(523,796)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		24,700	(1,232,168)
Pay a fixed rate of 3.983% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.		13,600	(684,199)
Pay a fixed rate of 4.034% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		27,800	(1,487,555)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		13,300	(938,741)

116	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	USD	29,200	$(2,703,537)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		41,000	(3,857,800)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		35,400	(3,425,253)
Pay a fixed rate of 5.080% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.		20,700	(1,856,807)
Pay a fixed rate of 5.090% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Goldman Sachs Bank USA		19,200	(1,732,711)

			(30,702,966)

Over-the-Counter Put Swaptions Written – (0.7)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		54,700	(51,566)
Receive a fixed rate of 2.150% and pay a floating rate based on 3-month LIBOR, Expires 8/26/11, Broker Citibank, N.A.		13,900	(102,443)
Receive a fixed rate of 3.565% and pay a floating rate based on 3-month LIBOR, Expires 6/01/12, Broker Goldman Sachs Bank USA		44,800	(1,900,618)
Receive a fixed rate of 3.715% and pay a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Deutsche Bank AG		10,700	(362,855)
Receive a fixed rate of 3.750% and pay a floating rate based on 3-month LIBOR, Expires 5/14/12, Broker Goldman Sachs Bank USA		14,200	(470,663)
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG		7,500	(238,897)
Receive a fixed rate of 3.855% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		9,100	(431,130)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		34,000	(1,297,812)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		28,600	(621,911)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker Deutsche Bank AG		43,100	(1,075,263)
Receive a fixed rate of 3.925% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		35,900	(895,636)
Receive a fixed rate of 3.945% and pay a floating rate based on 3-month LIBOR, Expires 4/19/12, Broker Deutsche Bank AG		10,800	(254,092)
Receive a fixed rate of 3.950% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker UBS AG		54,100	(509,806)
Receive a fixed rate of 3.955% and pay a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG		15,300	(359,503)
Receive a fixed rate of 3.963% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		11,900	(437,584)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		10,500	(238,582)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		24,700	(561,235)
Receive a fixed rate of 3.983% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.		13,600	(306,051)
Receive a fixed rate of 4.000% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		13,900	(157,288)
Receive a fixed rate of 4.034% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		27,800	(571,875)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		13,300	(435,011)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		29,200	(695,012)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		41,000	(957,245)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		35,400	(864,426)
Receive a fixed rate of 5.080% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.		20,700	(781,777)
Receive a fixed rate of 5.090% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Goldman Sachs Bank USA		19,200	(720,334)

			(15,298,615)

Total Options Written (Premiums Received – $49,496,174) – (2.3)%			(48,466,890)

Total Investments Before TBA Sale Commitments and Options Written – 130.5%			2,802,425,430
Liabilities in Excess of Other Assets – (30.5)%			(654,653,268)

Net Assets – 100.0%			$2,147,772,162

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,454,561,104

Gross unrealized appreciation	$50,788,656
Gross unrealized depreciation	(50,014,732)

Net unrealized appreciation	$773,924

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

BLACKROCK FUNDS II	JUNE 30, 2011	117

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$37,701,067	$(90,685)
Barclays Bank Plc	$(3,104,063)	$12,422
BNP Paribas	$6,000,000	$(59,063)
Citibank, N.A.	$24,958,844	$52,926
Credit Suisse International	$(69,119,594)	$657,050
Deutsche Bank AG	$25,666,938	$(121,940)
Goldman Sachs Bank USA	$(50,538,406)	$(84,357)
Greenwich Capital Markets	$11,682,406	$94
JPMorgan Chase Bank, N.A.	$202,330,594	$484,207
Morgan Stanley Capital Services, Inc.	$53,360,219	$(510,730)
Nomura Securities International, Inc.	$(17,829,000)	$(8,154)
Royal Bank of Scotland Plc	$(57,366,963)	$(135,349)
UBS AG	$45,938	$39,080
Wells Fargo & Co.	$(3,020,531)	$(2,605)

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	24,142,136	(24,142,136)	–	$7	$13,508

•	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date[1]	Net Closing Amount	Par
Deutsche Bank AG	0.06%	4/04/11	Open	$12,880,239	$12,878,350
BNP Paribas	0.16%	6/13/11	7/14/11	$84,998,813	84,987,103
BNP Paribas	0.16%	6/13/11	7/14/11	$21,665,586	21,662,601
Bank of America, N.A.	(0.07)%	6/30/11	7/01/11	$99,898,931	99,899,125
Barclays Bank Plc	0.02%	6/30/11	7/05/11	$48,786,042	48,785,906
BNP Paribas	(0.40)%	6/30/11	7/01/11	$135,328,496	135,330,000
Credit Suisse International	0.01%	6/30/11	7/01/11	$158,769,188	158,769,144
Credit Suisse International	(0.02)%	6/30/11	7/01/11	$15,056,242	15,056,250
Deutsche Bank AG	(0.08)%	6/30/11	7/01/11	$18,020,105	18,020,145
Deutsche Bank AG	0.03%	6/30/11	7/01/11	$23,338,657	23,338,638

Total					$618,727,262

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,586,297	EUR	3,155,000	UBS AG	7/27/11	$14,593
EUR	7,550,000	USD	10,793,072	Deutsche Bank AG	8/09/11	142,886
EUR	8,985,000	USD	12,696,057	Deutsche Bank AG	8/09/11	318,459
EUR	4,680,000	USD	6,649,597	Goldman Sachs Bank USA	8/09/11	129,249
USD	6,355,319	EUR	4,500,000	Deutsche Bank AG	8/09/11	(162,803)
USD	6,635,150	EUR	4,680,000	Deutsche Bank AG	8/09/11	(143,696)
USD	6,323,922	EUR	4,485,000	Royal Bank of Scotland Plc	8/09/11	(172,472)
USD	10,665,281	EUR	7,550,000	UBS AG	8/09/11	(270,678)
AUD	6,050,000	USD	6,332,444	BNP Paribas	8/17/11	115,485
USD	6,385,920	AUD	6,050,000	BNP Paribas	8/17/11	(62,009)
CHF	4,431,261	USD	5,300,000	Royal Bank of Scotland Plc	8/29/11	(27,294)
USD	5,300,000	CHF	4,442,608	Royal Bank of Scotland Plc	8/29/11	13,792
USD	14,137,474	JPY	1,139,056,300	Royal Bank of Scotland Plc	9/27/11	(18,906)

Total						$(123,394)

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
63	Euro Currency	Chicago Mercantile	September 2011	$11,409,300	$177,667
15	Gilt British	London	September 2011	$2,892,532	15,195
667	U.S. Treasury Notes (2 Year)	Chicago Board Options	September 2011	$146,302,281	814
256	U.S. Treasury Bonds (30 Year)	Chicago Board Options	September 2011	$31,496,000	(425,084)
39	Euro Dollar Futures	Chicago Mercantile	September 2011	$9,716,362	(357)
9	Euro Dollar Futures	Chicago Mercantile	March 2012	$2,239,088	705
73	Euro Dollar Futures	Chicago Mercantile	June 2012	$18,137,762	17,449
98	Euro Dollar Futures	Chicago Mercantile	September 2012	$24,299,100	194,616
86	Euro Dollar Futures	Chicago Mercantile	December 2012	$21,269,950	(11,924)
42	Euro Dollar Futures	Chicago Mercantile	March 2013	$10,361,400	87,791

118	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
81	Euro Dollar Futures	Chicago Mercantile	June 2013	$19,929,037	$(16,174)
123	Euro Dollar Futures	Chicago Mercantile	September 2013	$30,182,662	277,112
93	Euro Dollar Futures	Chicago Mercantile	December 2013	$22,758,263	205,486
6	Euro Dollar Futures	Chicago Mercantile	March 2014	$1,464,450	7,220

Total					$530,516

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
23	Euro-Bund	Eurex	September 2011	$4,185,214	$7,042
1,496	U.S. Treasury Notes (5 Year)	Chicago Board Options	September 2011	$178,316,188	1,008,364
1,187	U.S. Treasury Notes (10 Year)	Chicago Board Options	September 2011	$145,203,485	1,102,651
398	Ultra Treasury Bonds	Chicago Board Options	September 2011	$50,247,500	1,149,371
21	U.S. Dollar Index	Intercontinental Exchange	September 2011	$1,567,335	15,951
15	Euro Dollar Futures	Chicago Mercantile	December 2011	$3,734,250	(2,882)

Total					$3,280,497

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.92%(a)	3-month LIBOR	Deutsche Bank AG	2/28/13	USD	47,000	$(405,184)
0.65%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/22/13	USD	74,600	44,909
0.65%(a)	3-month LIBOR	UBS AG	6/22/13	USD	59,700	34,510
0.67%(a)	3-month LIBOR	Bank of America, N.A.	6/29/13	USD	34,000	9,945
0.71%(a)	3-month LIBOR	Citibank, N.A.	7/01/13	USD	115,700	(56,344)
0.71%(a)	3-month LIBOR	Deutsche Bank AG	7/01/13	USD	122,500	(41,403)
1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	17,000	(188,608)
1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	25,500	(336,168)
1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	26,300	(241,009)
1.59%(a)	3-month LIBOR	Deutsche Bank AG	3/08/14	USD	17,500	(366,030)
2.48%(a)	3-month LIBOR	Bank of America, N.A.	2/22/16	USD	4,300	(156,289)
2.46%(a)	3-month LIBOR	Deutsche Bank AG	4/04/16	USD	1,800	(54,662)
2.15%(b)	3-month LIBOR	Deutsche Bank AG	4/28/16	USD	4,600	84,618
2.20%(b)	3-month LIBOR	Bank of America, N.A.	8/22/16	USD	1,200	7,495
2.31%(b)	3-month LIBOR	Credit Suisse International	8/23/16	USD	22,400	199,649
2.38%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	3,200	13,636
2.57%(b)	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	4,000	(178,754)
3.66%(b)	3-month LIBOR	Deutsche Bank AG	3/08/21	USD	15,100	745,952
3.58%(a)	3-month LIBOR	Citibank, N.A.	4/04/21	USD	3,000	(116,182)
3.38%(b)	3-month LIBOR	Deutsche Bank AG	5/04/21	USD	7,400	127,117
3.39%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/04/21	USD	2,700	(48,532)
3.30%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/06/21	USD	3,800	(38,840)
3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	10,860	(66,551)
3.27%(b)	3-month LIBOR	UBS AG	5/20/21	USD	11,000	65,604
3.86%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	5/23/21	USD	47,300	802,131
3.18%(b)	3-month LIBOR	UBS AG	5/31/21	USD	13,000	(40,710)
3.06%(b)	3-month LIBOR	Deutsche Bank AG	6/10/21	USD	2,100	(31,136)

BLACKROCK FUNDS II	JUNE 30, 2011	119

Schedule of Investments (continued)	BlackRock Total Return Portfolio II

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.06%(b)	3-month LIBOR	Deutsche Bank AG	6/14/21	USD	11,500	$(174,208)
3.06%(b)	3-month LIBOR	Citibank, N.A.	6/15/21	USD	1,400	(21,857)
3.10%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	6/24/21	USD	5,400	(70,796)
2.62%(b)	US CPI Urban Consumers Index	Bank of America, N.A.	6/27/21	USD	12,020	(270,982)
2.63%(b)	US CPI Urban Consumers Index	BNP Paribas	6/27/21	USD	12,020	(254,738)
3.10%(b)	3-month LIBOR	Citibank, N.A.	6/30/21	USD	4,000	(55,031)
3.25%(a)	3-month LIBOR	Credit Suisse International	7/05/21	USD	1,600	1,793
3.25%(a)	3-month LIBOR	UBS AG	7/05/21	USD	6,900	18,328
4.34%(a)	3-month LIBOR	Citibank, N.A.	4/14/41	USD	5,000	(283,900)
4.35%(a)	3-month LIBOR	Deutsche Bank AG	4/14/41	USD	4,400	(261,124)
4.02%(a)	3-month LIBOR	UBS AG	7/01/41	USD	3,400	33,472
4.06%(a)	3-month LIBOR	Deutsche Bank AG	7/05/41	USD	4,100	6,649

Total						$(1,563,230)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues – sold protection outstanding as of June 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	6,620	$14,714
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	12/20/14	BBB	USD	14,200	201,733

Total							$216,447

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of June 30, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Bank of America, N.A.	1/12/40	USD	5,889	$(38,362)
Gross return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/40	USD	4,195	(34,810)

Total							$(73,172)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as

120	BLACKROCK FUNDS II	JUNE 30, 2011

Schedule of Investments (concluded)	BlackRock Total Return Portfolio II

contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$194,074,978	$4,414	$194,079,392
Corporate Bonds	–	664,941,276	5,937	664,947,213
Foreign Agency Obligations	–	88,622,135	–	88,622,135
Foreign Government Obligations	–	9,393,299	–	9,393,299
Non-Agency Mortgage-Backed Securities	–	359,436,628	–	359,436,628
Preferred Securities	–	14,723,949	–	14,723,949
Taxable Municipal Bonds	–	13,880,608	–	13,880,608
U.S. Government Sponsored Agency Securities	–	1,516,432,487	–	1,516,432,487
U.S. Treasury Obligations	–	558,497,646	–	558,497,646
Liabilities:
Investments:
TBA Sale Commitments	–	(604,442,708)	–	(604,442,708)

Total	–	$2,815,560,298	$10,351	$2,815,570,649

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$216,447	–	$216,447
Foreign currency exchange	$193,618	3,655,124	–	3,848,742
Interest rate contracts	5,482,022	33,188,613		38,670,635
Liabilities:
Foreign currency exchange contracts	–	(2,481,374)	–	(2,481,374)
Interest rate contracts	(1,298,214)	(49,833,791)	–	(51,132,005)

Total	$4,377,426	$(15,254,981)	–	$(10,877,555)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS II	JUNE 30, 2011	121

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds II

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: August 24, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: August 24, 2011